UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-797-2460

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

•

•

•

•

•

•

•

Bear Stearns

Money Market Funds

Annual Report Dated

October 31, 2004

TempFund

TempCash

FedFund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway 4th Floor

 Wilmington,DE 19809
(302) 797-2000
www.brpif.com

December 15, 2004

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Bear
Stearns Shares, Bear Stearns Private Client Shares, Bear Stearns Premier
Shares, and Bear Stearns Premier Select Shares for the year ended October 31,
2004.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client
Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

/s/ Ralph L. Schlosstein
-------------------------
Ralph L. Schlosstein
Chairman & President

                                                                               1

                                   TEMPFUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Agency Obligations               8.6
Certificates of Deposit         21.6
Commericial Paper               15.7
Master Notes                     3.5
Variable Rate Obligations       31.6
Time Deposits                    2.9
Repurchase Agreements           16.1

Distribution - Weighted Average Maturity 37 days
(1-30)                          65.3
(31-60)                         19.5
(61-90)                          8.4
(91-120)                         0.1
(121-150)                        3.3
(Over150)                        3.5

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Actual Expenses
                    ----------------------------------------------------------------------------------
                                                                                              Bear
                                                                                            Stearns
                        Insti-                      Cash        Adminis-        Bear        Private
                       tutional       Dollar     Management     tration       Stearns        Client
                    ------------- ------------- ------------ ------------- ------------- -------------
Beginning Account
 Value (5/01/04)          1,000         1,000        1,000         1,000         1,000         1,000
Ending Account
 Value (10/31/04)       1,006.20      1,005.00     1,003.70      1,005.70      1,002.30      1,004.20
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                 0.91          2.17         3.42          1.41          4.88          2.92

                                                  Hypothetical Expenses
                                               (5% return before expenses)
                    ----------------------------------------------------------------------------------
                                                                                              Bear
                                                                                            Stearns
                        Insti-                      Cash        Adminis-        Bear        Private
                       tutional       Dollar     Management     tration       Stearns        Client
                    ------------- ------------- ------------ ------------- ------------- -------------
Beginning Account
 Value (5/01/04)          1,000         1,000        1,000         1,000         1,000         1,000
Ending Account
 Value (10/31/04)       1,024.08      1,022.81     1,021.54      1,023.57      1,020.06      1,022.05
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                 0.92          2.19         3.46          1.43          4.94          2.95

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.28%, 0.97%, and 0.58%
for Institutional, Dollar, Cash Management, Administration, Bear Stearns, and
Bear Stearns Private Client, respec- tively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2

                                   TEMPCASH

FUND PROFILE

Portfolio Diversification - % of Portfolio
Repurchase Agreements                    1.2
Agency Obligations                       6.0
Certificates of Deposit                 18.4
Commericial Paper                       23.5
Master Notes                             2.6
Variable Rate Obligations               40.2
Time Deposits                            7.8
Fixed Rate Municipal Bonds               0.3

Distribution - Weighted Average Maturity 42 days
(1-30)                  62.6
(31-60)                 12.5
(61-90)                 14.5
(91-120)                 0.1
(121-150)                5.4
(Over150)                5.0

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Actual Expenses
                    -------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Select      Premier
                    --------------- ------------- ---------------- --------------
Beginning Account
 Value (5/01/04)           1,000          1,000          1,000           1,000
Ending Account
 Value (10/31/04)        1,006.40       1,005.10       1,005.00        1,003.80
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  0.91           2.17           2.27            3.53

                                       Hypothetical Expenses
                                    (5% return before expenses)
                    ------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Select     Premier
                    --------------- ------------- ---------------- -------------
Beginning Account
 Value (5/01/04)           1,000          1,000          1,000           1,000
Ending Account
 Value (10/31/04)        1,024.08       1,022.81       1,022.71        1,021.44
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  0.92           2.19           2.29            3.56

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.45%, and 0.70% for
Institutional, Dollar, Bear Stearns Premier Select, and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                               3

                                    FEDFUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Repurchase Agreements           88.6
Treasury Obligations            11.4

Distribution - Weighted Average Maturity 29 days
(1-30)          70.6
(31-60)         21.0
(61-90)          0.1
(91-120)        0.01
(121-150)        3.5
(Over150)        2.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Actual Expenses
                           ---------------------------------------------------------------------------------------------------
                                                                                          Bear          Bear
                                                                                        Stearns       Stearns         Bear
                                                              Cash          Bear        Premier       Private       Stearns
                            Institutional      Dollar       Reserve       Stearns        Select        Client       Premier
                           --------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                       1,000          1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                     1,006.00       1,004.80      1,004.00      1,002.10      1,004.80      1,004.10      1,003.50
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                         1.01           2.27          3.02          4.93          2.27          2.97          3.53

                                                                  Hypothetical Expenses
                                                               (5% return before expenses)
                           ---------------------------------------------------------------------------------------------------
                                                                                          Bear          Bear
                                                                                        Stearns       Stearns         Bear
                                                              Cash          Bear        Premier       Private       Stearns
                            Institutional      Dollar       Reserve       Stearns        Select        Client       Premier
                           --------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                       1,000          1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                     1,023.98       1,022.71      1,021.95      1,020.01      1,022.71      1,022.00      1,021.44
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                         1.02           2.29          3.05          4.99          2.29          3.00          3.56

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.98%, 0.45%, 0.59%, and
0.70% for Institutional, Dollar, Cash Reserve, Bear Stearns, Bear Stearns
Premier Select, Bear Stearns Private Client, and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/
366 (to reflect the one-half year period).

4

                                   MUNIFUND

FUND PROFILE

Largest State Concentration
     (% of portfolio)
New York        10.2%
Illinois         8.9
Texas            7.3
California       5.6
Massachusetts    4.9
Ohio             4.5
Tennessee        4.1
New Jersey       4.1
Alabama          4.1
Michigan         3.9

                ====
  Total         57.6%
                ====

Distribution - Weighted Average Maturity 36 days
(1-30)          85.3
(31-60)          2.0
(61-90)          0.4
(91-120)         0.4
(121-150)        1.3
(Over150)       10.6

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                     Actual Expenses
                    ----------------------------------------------------------------------------------
                                                                                              Bear
                                                                                            Stearns
                        Insti-                      Cash         Admin-         Bear        Private
                       tutional       Dollar     Management    istration      Stearns        Client
                    ------------- ------------- ------------ ------------- ------------- -------------
Beginning Account
 Value (5/01/04)          1,000         1,000        1,000         1,000         1,000         1,000
Ending Account
 Value (10/31/04)       1,005.30      1,004.00     1,002.80      1,004.80      1,001.60      1,002.90
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                 1.01          2.27         3.52          1.38          4.68          3.42

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                  Hypothetical Expenses
                                               (5% return before expenses)
                    ----------------------------------------------------------------------------------
                                                                                              Bear
                                                                                            Stearns
                        Insti-                      Cash         Admin-         Bear        Private
                       tutional       Dollar     Management    istration      Stearns        Client
                    ------------- ------------- ------------ ------------- ------------- -------------
Beginning Account
 Value (5/01/04)          1,000         1,000        1,000         1,000         1,000         1,000
Ending Account
 Value (10/31/04)       1,023.98      1,022.71     1,021.44      1,023.61      1,020.27      1,021.54
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                 1.02          2.29         3.56          1.39          4.73          3.46

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 0.93%, and 0.68%
for Institutional, Dollar, Cash Management,  Administration, Bear Stearns, and
Bear Stearns Private Client, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                               5

                                   MUNICASH

FUND PROFILE

Largest State Concentration
     (% of portfolio)
Texas           12.2%
Ohio             8.3
Multi-State      7.2
California       7.1
Maryland         5.2
Massachusetts    4.3
Kentucky         3.9
Michigan         3.5
Florida          3.4
Alabama          3.3

                ====
  Total         58.4%
                ====

Distribution - Weighted Average Maturity 50 days
(1-30)          75.2
(31-60)          3.8
(61-90)          3.7
(91-120)         0.9
(121-150)        2.1
(Over150)       14.3

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                           Actual Expenses
                    -------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Select      Premier
                    --------------- ------------- ---------------- --------------
Beginning Account
 Value (5/01/04)           1,000          1,000          1,000           1,000
Ending Account
 Value (10/31/04)        1,005.60       1,004.40       1,004.40        1,003.10
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  1.01           2.27           2.27            3.52

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                       Hypothetical Expenses
                                    (5% return before expenses)
                    ------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Select     Premier
                    --------------- ------------- ---------------- -------------
Beginning Account
 Value (5/01/04)           1,000          1,000          1,000           1,000
Ending Account
 Value (10/31/04)        1,023.98       1,022.71       1,022.71        1,021.44
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  1.02           2.29           2.29            3.56

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.45%, and 0.70% for
Institutional, Dollar, Bear Stearns Premier Select, and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

                             CALIFORNIA MONEY FUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Municipal Put Bonds              9.3
General Market Notes             8.9
Tax-Exempt Commercial Paper      3.0
Variable Rate Demand Notes      75.9
Municipal Bonds                  2.9

Distribution - Weighted Average Maturity 44 days
(1-30)          78.6
(31-60)          3.5
(61-90)          1.5
(91-120)         2.0
(121-150)        4.2
(Over150)       10.2

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                      Actual Expenses
                           ---------------------------------------------------------------------
                                                            Cash
                               Insti-                     Manage-        Admin-         Bear
                              tutional       Dollar         ment       istration      Stearns
                           ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,005.20      1,003.90      1,002.70      1,003.70      1,001.50
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        1.01          2.27          3.52          1.12          4.58

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Select        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,003.90      1,002.80      1,000.18
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        2.27          3.42          3.02

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                                 Hypothetical Expenses
                                                              (5% return before expenses)
                           -------------------------------------------------------------------------------------------------
                                                                                                      Bear          Bear
                                                            Cash                                    Stearns       Stearns
                               Insti-                     Manage-        Admin-         Bear        Premier       Private
                              tutional       Dollar         ment       istration      Stearns        Select        Client
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,023.98      1,022.71      1,021.44      1,023.87      1,020.37      1,022.71      1,021.54
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        1.02          2.29          3.56          1.13          4.63          2.29          3.46

funds. In addition, if these transactional costs were included, your costs would have been higher.
                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
  (5/01/04)                      1,000
Ending Account Value
 (10/31/04)                    1,021.95
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        3.05

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 0.91%, 0.45%,
0.68%, and 0.60% for Institutional, Dollar, Cash Management, Administration,
Bear Stearns, Bear Stearns Premier Select, Bear Stearns Private Client, and
Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                               7

                              NEW YORK MONEY FUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Municipal Bonds                 14.0
Tax-Exempt Commercial Paper      5.0
Municipal Put Bonds              4.0
Variable Rate Demand Notes      76.0
General Market Notes             1.0

Distribution - Weighted Average Maturity 42 days
(1-30)          79.0
(31-60)          4.3
(61-90)          4.7
(91-120)         0.1
(121-150)        0.8
(Over150)       11.2

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                                    Actual Expenses
                           -------------------------------------------------------------------------------------------------
                                                                                        Bear          Bear
                                                                                      Stearns       Stearns         Bear
                               Insti-                      Admin-         Bear        Premier       Private       Stearns
                              tutional       Dollar      istration      Stearns        Select        Client       Premier
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,005.00      1,003.70      1,003.50      1,001.40      1,003.70      1,002.60      1,003.00
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        1.01          2.27          1.12          4.33          2.27          3.47          3.02

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                                 Hypothetical Expenses
                                                              (5% return before expenses)
                           -------------------------------------------------------------------------------------------------
                                                                                        Bear          Bear
                                                                                      Stearns       Stearns         Bear
                               Insti-                      Admin-         Bear        Premier       Private       Stearns
                              tutional       Dollar      istration      Stearns        Select        Client       Premier
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,023.98      1,022.71      1,023.87      1,020.62      1,022.71      1,021.49      1,021.95
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        1.02          2.29          1.13          4.38          2.29          3.51          3.05

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.30%, 0.86%, 0.45%, 0.69%, and
0.60% for Institutional, Dollar, Administration, Bear Stearns, Bear Stearns
Premier Select, Bear Stearns Private Client, and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period), and multiplied by
136/184 with respect to the adminstration.

8

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPFUND

OCTOBER 31, 2004

                                                                    PAR
                                                     MATURITY      (000)          VALUE
                                                    ---------- ------------ ----------------
AGENCY OBLIGATIONS - 8.7%
Federal Home Loan Bank Bonds - 3.1%
    4.12%                                           01/14/05    $   75,065   $   75,469,834
    1.38%                                           03/28/05       252,000      252,000,000
    1.42%                                           04/04/05       256,000      256,000,000
    1.41%                                           05/09/05       105,000      105,000,000

                                                                             ==============
                                                                                688,469,834
                                                                             --------------
Federal Home Loan Mortgage Corporation Bonds - 2.7%
    1.88%                                           01/15/05        59,190       59,243,226
    6.88%                                           01/15/05        57,040       57,668,762
    1.42%                                           03/01/05       250,000      250,000,000
    1.29%                                           03/23/05       270,500      270,500,000

                                                                             ==============
                                                                                637,411,988
                                                                             --------------
Federal National Mortgage Association Bonds - 2.9%
    1.60%                                           11/24/04       209,441      209,226,905
    1.62%                                           12/02/04       200,000      199,721,000
    1.54%                                           12/08/04       267,500      267,500,000

                                                                             ==============
                                                                                676,447,905
                                                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $2,002,329,727)                                                       2,002,329,727
                                                                             --------------
CERTIFICATES OF DEPOSIT - 21.8%
Domestic - 4.8%
  American Express Bank N.A. (A-1, P-1)
    1.90%                                           11/24/04        57,900       57,900,000
  Marshall & Ilsley Bank (A-1, P-1)
    1.85%                                           12/17/04       200,000      200,000,000
  Washington Mutual Bank FA (A-1, P-1)
    1.86%                                           11/15/04       500,000      500,000,000
    1.86%                                           11/15/04       250,000      250,000,000
  Wells Fargo Bank N.A. (A-1+, P-1)
    1.79%                                           11/12/04        85,000       84,998,875

                                                                             ==============
                                                                              1,092,898,875
                                                                             --------------
Yankee Dollar - 17.0%
  Banque Nationale de Paribas, New York (A-1+, P-1)
    1.84%                                           12/20/04     1,000,000      999,999,999
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
    2.48%                                           11/01/05       300,000      300,000,000
  Credit Suisse First Boston, New York (A-1, P-1)
    1.80%                                           11/12/04       450,000      450,000,000
    1.88%                                           12/20/04       691,500      691,504,684
  Depfa Bank PLC (A-1+, P-1)
    2.49%                                           11/01/05        78,300       78,300,000
  HBOS Treasury Services PLC, New York (A-1+, P-1)
    1.85%                                           12/20/04       100,000      100,000,000
  Nordea Bank Finland PLC New York (A-1, P-1)
    1.84%                                           12/17/04       550,000      550,000,000
  UBS AG (A-1+, P-1)
    1.79%                                           11/12/04       750,000      750,000,000

                                                                             ==============
                                                                              3,919,804,683
                                                                             --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $5,012,703,558)                                                       5,012,703,558
                                                                             --------------
COMMERCIAL PAPER - 15.9%
Asset-Backed Securities - 8.6%
  Amstel Funding Corp. (A-1+, P-1)
    1.84%                                           12/15/04        58,336       58,204,809

                                                                    PAR
                                                     MATURITY      (000)          VALUE
                                                    ---------- ------------ ----------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Barton Capital LLC (A-1+, P-1)
    1.79%                                           11/09/04    $   89,058   $   89,022,575
  Blue Ridge Asset Funding Corp. (A-1, P-1)
    1.79%                                           11/10/04        50,000       49,977,624
  Concord Minutemen Capital Co. LLC (A-1, P-1)
    1.89%                                           11/16/04        74,992       74,932,944
    1.89%                                           11/16/04        25,080       25,060,250
  Crown Point Capital LLC (A-1, P-1)
    1.64%                                           11/04/04       130,567      130,549,156
  Daimler Chrysler Revolving Auto Co. (A-1+, P-1)
    1.81%                                           11/04/04        62,097       62,087,634
    1.84%                                           11/15/04        45,000       44,967,799
  Edison Asset Securitization LLC (A-1+, P-1)
    1.80%                                           11/12/04       353,860      353,665,377
  Fairway Finance Co. LLC (A-1, P-1)
    1.80%                                           11/02/04       100,061      100,055,997
  FCAR Owner Trust Series I (A-1+, P-1)
    1.85%                                           11/16/04       150,000      149,884,375
  FCAR Owner Trust Series II (A-1, P-1)
    1.85%                                           11/15/04       100,000       99,928,056
  Galaxy Funding, Inc. (A-1+, P-1)
    1.66%                                           11/22/04       112,000      111,891,547
  Liberty Street Funding Corp. (A-1, P-1)
    1.79%                                           11/08/04       115,000      114,959,974
  Park Granada LLC (A-1+, P-1)
    1.87%                                           11/01/04        93,000       93,000,000
    1.82%                                           11/04/04        75,000       74,988,625
    1.83%                                           11/08/04        70,000       69,975,092
  Silver Tower U.S. Funding LLC (A-1, P-1)
    2.00%                                           01/12/05       115,000      114,540,000
  Sydney Capital Corp. (A-1+, P-1)
    1.85%                                           11/15/04        51,100       51,063,235
  Yorktown Capital LLC (A-1+, P-1)
    1.80%                                           11/01/04       141,470      141,470,000

                                                                             ==============
                                                                              2,010,225,069
                                                                             --------------
Banks - 1.9%
  Bank of America Corp. (A-1, P-1)
    1.63%                                           11/01/04       450,000      450,000,000
                                                                             --------------
Banks - Foreign - 1.0%
  Natexis Banques Populaires USF
    1.79%                                           11/12/04       200,000      199,890,611
                                                                             --------------
Life Insurance - 1.0%
  Prudential Funding LLC (A-1, P-1)
    1.64%                                           11/05/04       240,000      239,956,267
                                                                             --------------
Security Brokers & Dealers - 1.3%
  Citigroup Global Markets Holdings (A-1+, P-1)
    1.79%                                           11/10/04       300,000      299,865,750
                                                                             --------------
Telephone Communications - 2.1%
  BellSouth Corp. (A-1, P-1)
    1.83%                                           11/16/04        85,000       84,935,188

                                                                               9

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

OCTOBER 31, 2004

                                                                             PAR
                                                              MATURITY      (000)          VALUE
                                                             ---------- ------------ ----------------
COMMERCIAL PAPER (Continued)
Telephone Communications (continued)
  SBC Communications, Inc. (A-1, P-1)
    1.80%                                                    11/03/04     $ 75,000    $   74,992,500
    1.83%                                                    11/03/04       75,000        74,992,375
    1.83%                                                    11/16/04       89,500        89,431,756
    1.88%                                                    11/16/04       50,000        49,960,833
    1.83%                                                    11/17/04       85,000        84,930,867

                                                                                      ==============
                                                                                         459,243,519
                                                                                      --------------
TOTAL COMMERCIAL PAPER
  (Cost $3,659,181,216)                                                                3,659,181,216
                                                                                      --------------
MASTER NOTES - 3.5%
Security Brokers & Dealers
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(b)
    1.90%                                                    11/01/04      376,030       376,030,000
  Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(b)
    2.04%                                                    11/01/04      438,000       438,000,000

                                                                                      ==============
TOTAL MASTER NOTES
  (Cost $814,030,000)                                                                    814,030,000
                                                                                      --------------
VARIABLE RATE OBLIGATIONS - 32.0%
Asset-Backed Securities - 2.0%
  Racers XL (A-1, P-1)
    1.91%(c)                                                 11/22/04      234,650       234,650,000
  SMM Trust Series 2003M (A-1+, P-1)
    1.88%(c)                                                 12/15/04      110,000       110,000,000
  SMM Trust Series 2004G (A-1+, P-1)
    1.80%(c)                                                 12/03/04       86,029        86,028,866

                                                                                      ==============
                                                                                         430,678,866
                                                                                      --------------
Banks - 4.4%
  Bank of America, N.A. (AA+, Aa1)
    1.80%(c)                                                 11/01/04      307,000       307,000,000
  Bank of New York (AA-, Aa2)
    1.84%(c)                                                 11/22/04       35,015        35,013,065
  Bank of New York Co., Inc. (A+, Aa3)
    1.97%(c)                                                 11/25/05      125,000       125,000,000
  Hayes Brake Holdings RB Series 2003 DN (National
    City Bank N.A. LOC) (A-1, P-1)(b)
    1.96%(c)                                                 11/05/04       10,500        10,500,000
  LP Pinewood Spv (Wachovia Bank N.A. LOC)
    (A-1, P-1)(b)
    1.96%(c)                                                 11/05/04       50,000        50,000,000
  Wachovia Bank N.A. (A-1, P-1)
    1.80%(c)                                                 11/01/04      297,000       297,000,000
  Wells Fargo Bank N.A. (AA, Aaa)
    1.86%(c)                                                 11/02/04      190,000       190,003,047

                                                                                      ==============
                                                                                       1,014,516,112
                                                                                      --------------
Federal Home Loan Bank Variable Rate Notes - 4.6%
    1.74%(c)                                                 11/03/04      100,000        99,957,232
    1.72%(c)                                                 12/08/04      250,000       249,882,454
    1.74%(c)                                                 12/12/04      328,000       327,829,759
    1.48%(c)                                                 12/21/04      400,000       399,973,010

                                                                                      ==============
                                                                                       1,077,642,455
                                                                                      --------------
                                          Federal Home Loan Mortgage Corporation Variable Rate Notes -
    2.7%
    1.66%(c)                                                 11/08/04      400,000       400,060,972
    2.00%(c)                                                 01/07/05      220,000       220,000,000

                                                                                      ==============
                                                                                         620,060,972
                                                                                      --------------

                                                                             PAR
                                                              MATURITY      (000)          VALUE
                                                             ---------- ------------ ----------------
VARIABLE RATE OBLIGATIONS (Continued)
                                           Federal National Mortgage Association Variable Rate Notes -
    2.1%
    1.64%(c)                                                 11/18/04     $295,000    $  294,978,234
    1.68%(c)                                                 12/06/04      200,000       199,899,239

                                                                                      ==============
                                                                                         494,877,473
                                                                                      --------------
Insurance Carriers NEC - 1.3%
  ASIF Global Financing (AAA, Aaa)
    1.99%(c)                                                 09/02/05       49,000        49,078,582
  Travelers Insurance Co. (A-1+, P-1)
    2.12%(c)                                                 01/03/05      250,000       250,000,000

                                                                                      ==============
                                                                                         299,078,582
                                                                                      --------------
Life Insurance - 4.9%
  Hartford Life Insurance Co. (A-1+, P-1)
    2.14%(c)                                                 01/03/05      100,000       100,000,000
  ING Security Life Insurance (AA3, Aa)
    2.11%(c)                                                 11/09/04      150,000       150,000,000
  MetLife Global Funding I (AA, Aa2)
    2.00%(c)                                                 11/29/04       95,000        95,000,000
    2.14%(c)                                                 01/10/05       10,000        10,006,862
  New York Life Insurance Co. (A-1+, P-1)
    1.95%(c)                                                 12/13/04      350,000       350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    1.96%(c)                                                 11/01/04      400,000       400,000,000

                                                                                      ==============
                                                                                       1,105,006,862
                                                                                      --------------
Municipal Bonds - 0.2%
  California Housing Finance Agency RB (Taxable
    Home Meeting Project) Series 1998 DN
    (A-1+, VMIG-1)
    1.88%(c)                                                 11/05/04       36,500        36,500,000
                                                                                      --------------
Personal Credit Institutions - 2.2%
  General Electric Capital Corp. (AAA, Aaa)
    1.82%(c)                                                 11/03/04      130,000       130,059,928
    1.99%(c)                                                 11/17/04      382,000       382,093,750

                                                                                      ==============
                                                                                         512,153,678
                                                                                      --------------
Security Brokers & Dealers - 7.6%
  Goldman Sachs Group, Inc. (A-1, P-1)
    1.92%(c)                                                 11/19/04      333,000       333,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    2.01%(c)                                                 11/12/04      459,000       459,198,633
    1.98%(c)                                                 01/05/05      328,000       328,000,000
  Morgan Stanley & Co., Inc. (A+, Aa3)
    1.99%(c)                                                 11/15/04      550,000       550,288,774
    2.15%(c)                                                 12/13/04       96,000        96,036,644

                                                                                      ==============
                                                                                       1,766,524,051
                                                                                      --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $7,357,039,051)
                                                                                       7,357,039,051
                                                                                      --------------
TIME DEPOSITS - 2.9%
  Key Bank N.A. (A-1, P-1)
    1.50%                                                    11/01/04      216,000       216,000,000
  Fifth Third Bank N.A. (A-1+, P-1)
    1.81%                                                    11/01/04      453,950       453,950,000

                                                                                      ==============
TOTAL TIME DEPOSITS
  (Cost $669,950,000)
                                                                                         669,950,000
                                                                                      --------------

10

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

OCTOBER 31, 2004

                                                                   PAR
                                                     MATURITY     (000)          VALUE
                                                    ---------- ----------- ----------------
REPURCHASE AGREEMENTS - 16.4%
Deutsche Bank Securities, Inc.
               1.80%                                11/10/04    $750,000    $  750,000,000
  (Agreement dated 10/25/04 to be repurchased at
    $750,600,000, collateralized by $833,525,873
    Federal Home Loan Mortgage Corporation Bonds
    and Adjustable Rate Mortgage Notes and
    Government National Mortgage Association
    Bonds 4.40% to 6.00% due from 02/15/18 to
    11/01/34. The market value is $772,500,001.)
Goldman Sachs & Co.
               1.80%                                11/01/04     250,000       250,000,000
  (Agreement dated 10/25/04 to be repurchased at
    $250,087,500, collateralized by $281,735,547
    Federal Home Loan Mortgage Corporation Bonds
    and Federal National Mortgage Association
    Bonds 5.00% to 6.00% due from 09/01/24 to
    10/01/34. The market value is $257,500,000.)
Goldman Sachs & Co.
               1.80%                                11/10/04     300,000       300,000,000
  (Agreement dated 10/27/04 to be repurchased at
    $300,210,000, collateralized by $338,082,657
    Federal Home Loan Mortgage Corporation Bonds
    and Federal National Mortgage Association
    Bonds 5.00% to 6.00% due from 09/01/24 to
    10/01/34. The market value is $309,000,000.)
Merrill Lynch & Co., Inc.
               1.81%                                11/01/04      14,463        14,463,000
  (Agreement dated 10/29/04 to be repurchased at
    $14,465,182, collateralized by $34,030,682
    Federal Home Loan Mortgage Corporation Bonds
    and Federal National Mortgage Association
    Bonds 5.87% to 7.00% due from 05/01/13 to
    07/01/34. The market value is $14,897,771.)
Merrill Lynch & Co., Inc.
               1.82%                                11/01/04     110,000       110,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $110,016,683, collateralized by $113,245,000
    Federal Home Loan Bank Bonds and Discount
    Notes 0.00% to 1.63% due from 11/26/04 to
    06/15/05. The market value of is $113,304,093.)
Merrill Lynch & Co., Inc.
               1.79%                                11/10/04     400,000       400,000,000
  (Agreement dated 10/21/04 to be repurchased at
    $400,397,778, collateralized by $557,388,955
    Federal Home Loan Mortgage Corporation Bonds
    and Federal National Mortgage Association
    Bonds 4.00% to 7.50% due from 01/01/11 to

                                                               PAR
                                                     MATURITY     (000)          VALUE
    09/01/34. The market value is $412,002,320.)    ---------- ----------- ----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
               1.84%                                11/01/04    $500,000    $  500,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $500,076,667, collateralized by $518,047,925
    Federal Home Loan Bank Notes, Federal Home
    Loan Mortgage Corporation Strips, Federal
    National Mortgage Association Bonds and
    Tennessee Valley Authority Bonds 0.00% to 6.79%
    due from 05/15/07 to 09/01/34.The market value
    is $514,855,969.)
Morgan Stanley & Co., Inc.
               1.86%                                11/01/04     254,000       254,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $254,039,370, collateralized by $263,168,346
    Federal Home Loan Bank Notes, Federal Home
    Loan Mortgage Corporation Strips, Federal
    National Mortgage Association Bonds and
    Tennessee Valley Authority Bonds 0.00% to 6.79%
    due from 05/15/07 to 09/01/34.The market value
    is $261,546,832.)
Morgan Stanley & Co., Inc.
               1.87%                                11/01/04     232,888       232,888,000
  (Agreement dated 10/29/04 to be repurchased at
    $232,924,292, collateralized by $241,294,290
    Federal Home Loan Bank Notes, Federal Home
    Loan Mortgage Corporation Strips, Federal
    National Mortgage Association Bonds and
    Tennessee Valley Authority Bonds 0.00% to 6.79%
    due from 05/15/07 to 09/01/34.The market value
    is $239,807,554.)
PNC Bank N.A.(d)
               1.58%                                11/01/04     127,000       127,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $127,016,722, collateralized by $310,000,000
    Federal National Mortgage Association Bonds
    2.92% due 08/15/05. The market value is
$    311,065,625.)
UBS Securities LLC
               1.79%                                11/10/04     800,000       800,000,000
  (Agreement dated 10/21/04 to be repurchased at
    $800,795,556, collateralized by $2,872,629,513
    Federal National Mortgage Association Strips
    0.00% due from 12/01/18 to 08/01/34. The market
    value is $824,000,613.)

                                                                            ==============
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,738,351,000)                                                      3,738,351,000
                                                                            --------------

                                                                              11

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONCLUDED)

OCTOBER 31, 2004

                               VALUE
                        ------------------
TOTAL INVESTMENTS IN
SECURITIES -  101.2%
  (Cost                   $23,253,584,552
$23,253,584,552(a))
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (1.2)%           (273,735,757)
                          ---------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  17,452,981,104
Institutional Shares,
  3,665,246,620 Dollar
Shares,
  192,327,476 Cash
Management
  Shares, 1,200,374,897
Adminstration
  Shares, 189,268,687
Bear Stearns
  Shares and 280,464,307
Bear
  Stearns Private Client
Shares
  outstanding)            $22,979,848,795
                          ===============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($17,452,336,794/17,452,981,104)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
    ($3,665,116,691/3,665,246,620)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($192,325,080/192,327,476)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($1,200,346,068/1,200,374,897)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($189,266,240/189,268,687)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
        ($280,457,922/280,464,307)         $  1.00
                                           =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Ratings reflect those of guarantor, which have not been subjected to audit procedures.
 (c) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (d) Pursuant to an exemptive order TempFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
12

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPCASH

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)          VALUE
                                                      ---------- ----------- ----------------
AGENCY OBLIGATIONS - 6.0%
Federal Home Loan Bank Bonds - 2.8%
    1.38%                                             03/28/05    $115,000    $  115,000,000
    1.42%                                             04/04/05     127,000       127,000,000

                                                                              ==============
                                                                                 242,000,000
                                                                              --------------
Federal Home Loan Mortgage Corporation Bonds - 1.4%
    1.29%                                             03/23/05     115,000       115,000,000
                                                                              --------------
Federal National Mortgage Association Bonds - 1.8%
    1.54%                                             12/08/04     150,000       150,000,000
                                                                              --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $507,000,000)                                                            507,000,000
                                                                              --------------
CERTIFICATES OF DEPOSIT - 18.8%
Domestic - 1.0%
  Marshall & Ilsley Bank (A-1, P-1)
    1.86%                                             12/20/04      50,000        50,000,000
  Wells Fargo Bank N.A. (A-1+, P-1)
    1.79%                                             11/12/04      25,000        24,999,669

                                                                              ==============
                                                                                  74,999,669
                                                                              --------------
Yankee Dollar - 17.8%
  Banque Nationale de Paribas, New York (A-1+, P-1)
    1.48%                                             01/11/05     200,000       199,994,178
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
    2.48%                                             11/01/05      97,500        97,500,000
  Credit Suisse First Boston, New York (A-1, P-1)
    1.80%                                             11/12/04     350,000       350,000,000
  Eurohypo AG (A-1, P-1)
    1.82%                                             11/12/04     290,000       290,000,000
    1.86%                                             11/15/04      96,500        96,500,000
  Foreningssparbanken AB (Swedbank), New York
    (A-1, P-1)
    1.44%                                             03/01/05     228,500       228,488,767
  Societe Generale (A-1+, P-1)
    1.44%                                             05/09/05     124,000       123,990,387
  Westdeutsche Landesbank, New York (A-1+, P-1)
    1.50%                                             01/10/05     102,000       101,995,123

                                                                              ==============
                                                                               1,488,468,455
                                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,563,468,124)                                                        1,563,468,124
                                                                              --------------
COMMERCIAL PAPER - 23.7%
Asset-Backed Securities - 15.2%
  Atomium Funding Corp. (A-1, P-1)
    1.80%                                             11/09/04      75,000        74,970,000
  Check Point Charlie, Inc. (P-1)
    1.84%                                             11/02/04      46,000        45,997,649
    1.88%                                             11/12/04      50,000        49,971,278
    1.87%                                             11/15/04      20,000        19,985,457
  Crown Point Capital LLC (A-1, P-1)
    1.80%                                             11/05/04      17,558        17,554,488
  Daimler Chrysler Revolving Auto Co. (A-1+, P-1)
    1.81%                                             11/04/04      25,000        24,996,229
  Edison Asset Securitization LLC (A-1+, P-1)
    1.80%                                             11/12/04     146,140       146,059,623
  Emerald Certificates (A-1+, P-1)
    1.96%                                             12/08/04      98,750        98,551,074
  Lockhart Funding LLC (P-1, F-1)
    1.64%                                             11/12/04     200,000       199,899,778
    1.84%                                             11/12/04      55,000        54,969,078

                                                                     PAR
                                                       MATURITY     (000)          VALUE
                                                      ---------- ----------- ----------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Monument Gardens Funding LLC (A-1, P-1)
    1.85%                                             11/12/04    $ 15,000    $   14,991,521
    1.85%                                             11/12/04      50,000        49,971,736
  Park Granada LLC (A-1+, P-1)
    1.81%                                             11/03/04      30,210        30,206,962
    1.81%                                             11/04/04      25,202        25,198,199
    1.82%                                             11/04/04      70,000        69,989,383
    1.84%                                             11/04/04      55,000        54,991,567
  Scaldis Capital LLC (A-1+, P-1)
    1.61%                                             11/10/04      25,249        25,238,837
  Silver Tower U.S. Funding LLC (A-1, P-1)
    2.00%                                             01/05/05      92,300        91,966,694
    2.00%                                             01/12/05     125,000       124,500,000
  Victory Receivables Corp. (A-1, P-1)
    1.80%                                             11/01/04      60,034        60,034,000

                                                                              ==============
                                                                               1,280,043,553
                                                                              --------------
Banks - 2.3%
  Banco Santander Puerto Rico (A-1, P-1)
    1.86%                                             11/12/04     135,000       134,923,275
    1.85%                                             11/18/04      50,000        50,000,000
  Skandinaviska Enskilda Banken AB (A-1, P-1)
    2.42%                                             10/27/05      12,100        11,807,180

                                                                              ==============
                                                                                 196,730,455
                                                                              --------------
Telephone Communications - 6.2%
  BellSouth Corp. (A-1, P-1)
    1.79%                                             11/10/04      75,500        75,466,214
    1.82%                                             11/10/04     171,000       170,922,195
    1.83%                                             11/16/04     116,360       116,271,276
  SBC Communications, Inc. (A-1, P-1)
    1.80%                                             11/03/04      25,000        24,997,500
    1.83%                                             11/03/04      25,000        24,997,458
    1.83%                                             11/16/04      25,000        24,980,938
    1.83%                                             11/17/04      62,000        61,949,572
    1.88%                                             11/17/04      13,554        13,542,675

                                                                              ==============
                                                                                 513,127,828
                                                                              --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,989,901,835)
                                                                               1,989,901,836
                                                                              --------------
MASTER NOTES - 2.6%
Security Brokers & Dealers
  Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(b)
    2.04%                                             11/01/04     219,000
TOTAL MASTER NOTES
  (Cost $219,000,000)
                                                                                 219,000,000
                                                                              --------------
VARIABLE RATE OBLIGATIONS - 40.6%
Asset-Backed Securities - 1.8%
  Racers XL (A-1, P-1)
    1.91%(c)                                          11/22/04     102,655       102,655,000
  SMM Trust Series 2004G (A-1+, P-1)
    1.80%(c)                                          12/03/04      37,603        37,603,299

                                                                              ==============
                                                                                 140,258,299
                                                                              --------------
Banks - 10.2%
  Bank of America, N.A. (AA+, Aa1)
    1.80%(c)                                          11/01/04     206,000       206,000,000
  Bank of New York (AA-, Aa2)
    1.84%(c)                                          11/22/04      13,920        13,919,231

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              13

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

OCTOBER 31, 2004

                                                                            PAR
                                                              MATURITY     (000)         VALUE
                                                             ---------- ---------- ----------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  Bank of Scotland (AA, Aa2)
    1.71%(c)                                                 11/29/04    $ 15,000   $   14,999,665
  Citigroup, Inc. (AA-, Aa1)
    1.78%(c)                                                 11/08/04      90,000       90,030,150
  Daybreak Operations LLC Series 2002 (U.S. Bank
    N.A. LOC) (A-1, P-1)(b)
    1.96%(c)                                                 11/05/04          25           25,000
  HBOS Treasury Services PLC (A-1+, P-1)
    1.96%(c)                                                 12/27/04     150,000      150,000,000
  MB & B Holdings LLC (Marshall & Ilsley Bank LOC)
    (A-1, P-1)
    2.04%(c)                                                 11/04/04      11,015       11,015,000
  Natexis Banque (A+, Aa3)
    1.83%(c)                                                 11/12/04      50,000       49,999,937
  Nationwide Building Society (A+, Aa3)
    2.14%(c)                                                 01/24/05     150,000      150,085,601
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)
    2.04%(c)                                                 11/04/04      15,000       15,000,000
  Park Street Properties I LLC (U.S. Bank LOC) (Aa2)
    1.96%(c)                                                 11/01/04       8,500        8,500,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)
    2.06%(c)                                                 11/04/04       7,000        7,000,000
  Prospect Aggregates, Inc. (Fulton Bank LOC) (A-1)
    2.14%(c)                                                 11/01/04       9,000        9,000,000
  Shipley Group LP Series 2004 MB (Fulton Bank
    LOC) (VMIG-1)(b)
    2.14%(c)                                                 11/05/04      18,210       18,210,000
  Westpac Banking Corp. (AA-, Aa3)
    1.85%(c)                                                 12/13/04     108,250      108,250,000

                                                                                    ==============
                                                                                       852,034,584
                                                                                    --------------
Federal Home Loan Bank Variable Rate Notes - 4.7%
    1.74%(c)                                                 11/03/04     200,000      199,914,464
    1.74%(c)                                                 12/13/04     200,000      199,896,194

                                                                                    ==============
                                                                                       399,810,658
                                                                                    --------------
                                        Federal Home Loan Mortgage Corporation Variable Rate Notes -
    3.5%
    1.66%(c)                                                 11/08/04     200,000      200,030,486
    2.00%(c)                                                 01/07/05     100,000      100,000,000

                                                                                    ==============
                                                                                       300,030,486
                                                                                    --------------
                                         Federal National Mortgage Association Variable Rate Notes -
    1.3%
    1.64%(c)                                                 11/18/04     100,000       99,992,623
                                                                                    --------------
Insurance Carriers NEC - 0.2%
  ASIF Global Financing (AAA, Aaa)
    1.99%(c)                                                 09/02/05      16,000       16,025,659
                                                                                    --------------
Life Insurance - 9.3%
  Allstate Life Global Funding II (AA, Aa2)
    1.93%(c)                                                 11/16/04     100,000      100,000,000
  Allstate Life Insurance Co. (A-1+, P-1)
    1.96%(c)                                                 11/01/04      50,000       50,000,000
  ING Security Life Insurance (AA, Aa3)
    2.25%(c)                                                 01/28/05      61,500       61,550,446

                                                                            PAR
                                                              MATURITY     (000)         VALUE
                                                             ---------- ---------- ----------------
VARIABLE RATE OBLIGATIONS (Continued)
Life Insurance (continued)
  MetLife Global Funding I (AA, Aa2)
    2.00%(c)                                                 11/29/04    $ 40,000   $   40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    1.92%(c)                                                 12/01/04     200,000      200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    1.95%(c)                                                 12/13/04     300,000      300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    1.93%(c)                                                 11/01/05      26,000       26,000,000

                                                                                    ==============
                                                                                       777,550,446
                                                                                    --------------
Municipal Bonds - 0.6%
  New York State Housing Finance Agency RB (Victory
    Housing Project) Series 2000B DN (Key Bank N.A.
    LOC) (VMIG-1)(b)
    1.88%(c)                                                 11/05/04       7,770        7,770,000
  New York State Housing Finance Agency RB Series
    2003B DN (VMIG-1)
    1.88%(c)                                                 11/05/04      22,900       22,900,000
  Santa Rosa RB Series 2004 DN (Bank One NA LOC)
    (A-1+, F1-+)
    1.87%(c)                                                 11/05/04      14,500       14,500,000
  Savannah College RB (Art & Design Project) Series
    2004 DN (A-1+)
    1.96%(c)                                                 11/05/04       8,000        8,000,000

                                                                                    ==============
                                                                                        53,170,000
                                                                                    --------------
Personal Credit Institutions - 2.8%
  General Electric Capital Corp. (AAA, Aaa)
    1.96%(c)                                                 11/09/04     100,000      100,000,000
    1.99%(c)                                                 11/17/04     138,600      138,694,349

                                                                                    ==============
                                                                                       238,694,349
                                                                                    --------------
Security Brokers & Dealers - 6.2%
  Bear Stearns & Co., Inc. (A, A1)
    1.97%(c)                                                 11/29/04      64,000       64,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    2.01%(c)                                                 11/12/04     300,000      300,139,925
    1.98%(c)                                                 01/05/05     100,000      100,000,000
  Salomon Smith Barney Holdings (A-1, P-1)
    2.02%(c)                                                 12/13/04      65,000       65,015,030

                                                                                    ==============
                                                                                       529,154,955
                                                                                    --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,406,722,059)
                                                                                     3,406,722,059
                                                                                    --------------
FIXED RATE MUNICIPAL BONDS - 0.3%
Michigan
  Oakland County GO Series 2004 TRAN
    (SP-1+, MIG-1)
    1.62%                                                    05/01/05      25,000
TOTAL FIXED RATE MUNICIPAL BONDS
  (Cost $25,034,917)                                                                    25,034,917
                                                                                    --------------
TIME DEPOSITS - 7.9%
  SouthTrust Bank N.A. (A-1, P-1)
    1.72%                                                    11/01/04     325,000      325,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
14

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONCLUDED)

OCTOBER 31, 2004

                                                                 PAR
                                                   MATURITY     (000)         VALUE
                                                  ---------- ----------- ---------------
TIME DEPOSITS (Continued)
  U.S. Bank N.A. (A-1+, P-1)
    1.50%                                         11/01/04    $334,000    $334,000,000

                                                                          ============
TOTAL TIME DEPOSITS
  (Cost $659,000,000)                                                      659,000,000
                                                                          ------------
REPURCHASE AGREEMENTS - 1.2%
Merrill Lynch & Co., Inc.
    1.81%                                         11/01/04     102,910     102,910,000
  (Agreement dated 10/29/04 to be repurchased at
    $102,925,522, collaterialized by $221,504,195
    Federal National Mortgage Association Bonds
    and Government National Mortgage Association
    Bonds 3.38% to 12.00% due from 9/15/07 to
    6/15/45. The market value is $105,997,792.)

                                                                          ============
TOTAL REPURCHASE AGREEMENTS
  (Cost $102,910,000)                                                      102,910,000
                                                                          ------------

TOTAL INVESTMENTS IN
SECURITIES -  101.1%
  (Cost                     8,473,036,936
$8,473,036,936(a))
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (1.1)%            (91,500,376)
                            -------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  7,850,106,194
Institutional Shares,
  531,514,733 Dollar
Shares, 2,241
  Bear Stearns Premier
Shares and
  2,146 Bear Stearns
Premier Select
  Shares outstanding)      $8,381,536,560
                           ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($7,850,022,722/7,850,106,194)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($531,509,451/531,514,733)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,241/2,241)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
                  ($2,146/2,146)            $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Ratings reflect those of guarantor, which have not been subjected to audit procedures.
 (c) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    FEDFUND

OCTOBER 31, 2004

                                                                            PAR
                                                             MATURITY      (000)          VALUE
                                                            ---------- ------------ ----------------
AGENCY OBLIGATIONS - 61.8%
Federal Farm Credit Bank Discount Notes - 0.3%
               1.69%                                        11/01/04     $  7,371    $    7,371,000
                                                                                     --------------
Federal Farm Credit Bank Variable Rate Notes - 6.9%
               1.75%(b)                                     11/01/04      150,000       149,993,967
               1.78%(b)                                     11/01/04       10,000         9,998,716

                                                                                     ==============
                                                                                        159,992,683
                                                                                     --------------
Federal Home Loan Bank Bonds - 2.9%
               1.45%                                        01/11/05       15,000        15,000,844
               1.38%                                        03/28/05       26,000        26,000,000
               1.42%                                        04/04/05       15,000        15,000,000
               1.41%                                        05/09/05       12,000        12,000,000

                                                                                     ==============
                                                                                         68,000,844
                                                                                     --------------
Federal Home Loan Bank Discount Notes - 6.8%
               1.59%                                        11/09/04      119,938       119,895,622
               1.60%                                        11/09/04       35,985        35,972,245

                                                                                     ==============
                                                                                        155,867,867
                                                                                     --------------
Federal Home Loan Bank Variable Rate Notes - 13.2%
               1.74%(b)                                     11/03/04       50,000        49,978,616
               1.72%(b)                                     12/08/04      102,000       101,952,041
               1.74%(b)                                     12/13/04       50,000        49,974,049
               1.84%(b)                                     12/21/04      102,000       101,993,119

                                                                                     ==============
                                                                                        303,897,825
                                                                                     --------------
Federal Home Loan Mortgage Corporation Bonds - 5.5%
               3.25%                                        11/15/04       25,000        25,017,522
               1.46%                                        11/17/04       25,000        25,000,000
               1.42%                                        03/01/05       25,000        25,000,000
               1.29%                                        03/23/05       29,000        29,000,000
               2.88%                                        09/15/05       22,000        22,084,082

                                                                                     ==============
                                                                                        126,101,604
                                                                                     --------------
Federal National Mortgage Association Discount Notes - 1.1%
               1.50%                                        11/02/04       25,000        24,998,958
                                                                                     --------------
                                          Federal National Mortgage Association Variable Rate Notes -
              25.1%
               1.75%(b)                                     11/01/04      150,000       149,985,818
               1.64%(b)                                     11/18/04      100,000        99,993,898
               1.84%(b)                                     11/29/04       50,000        49,980,298
               1.68%(b)                                     12/06/04       80,000        79,959,696
               1.77%(b)                                     12/09/04       50,000        49,997,587
               1.86%(b)                                     12/23/04      100,000        99,994,133
               2.02%(b)                                     01/28/05       50,000        49,993,890

                                                                                     ==============
                                                                                        579,905,320
                                                                                     --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,426,136,101)                                                               1,426,136,101
                                                                                     --------------
REPURCHASE AGREEMENTS - 38.1%
Deutsche Bank Securities, Inc.
               1.62%                                        11/03/04      100,000       100,000,000
  (Agreement dated 08/03/04 to be repurchased at
    $100,414,000, collateralized by $144,775,411
    Federal Home Loan Corporation Adjustable Rate
    Mortgage Notes and Bonds, Federal National
    Mortgage Association Bonds and Variable Rate
    Notes 3.16% to 7.00% due from 08/01/19 to
    11/01/34. The market value of the collateral is

                                                                       PAR
                                                             MATURITY      (000)          VALUE
$    103,000,000.)                                          ---------- ------------ ----------------
REPURCHASE AGREEMENTS (Continued)
Deutsche Bank Securities, Inc.
               1.62%                                        11/15/04     $100,000    $  100,000,000
  (Agreement dated 08/10/04 to be repurchased at
    $100,436,500, collateralized by $144,775,411
    Federal Home Loan Corporation Adjustable Rate
    Mortgage Notes and Bonds, Federal National
    Mortgage Association Bonds and Variable Rate
    Notes 3.16% to 7.00% due from 08/01/19 to
    11/01/34. The market value is $103,000,000.)
Goldman Sachs & Co.
               1.81%                                        11/09/04      100,000       100,000,000
  (Agreement dated 10/27/04 to be repurchased at
    $100,065,361, collateralized by $104,985,866
    Federal National Mortgage Association Bonds
    6.00% due 08/01/34. The market value is
$    103,000,000.)
Merrill Lynch & Co., Inc.
               1.81%                                        11/01/04      124,100       124,100,000
  (Agreement dated 10/29/04 to be repurchased at
    $124,118,718, collateralized by $219,548,138
    Federal Home Loan Mortgage Corporation
    Bonds, Federal National Mortgage Association
    Bonds and Government National Mortgage
    Association Bonds 4.00% to 7.50% due from
    12/01/05 to 09/01/34. The market value
    is $127,827,670.)
Merrill Lynch & Co., Inc.
               1.79%                                        11/10/04      100,000       100,000,000
  (Agreement dated 10/21/04 to be repurchased at
    $100,099,444, collateralized by $209,097,714
    Federal Home Loan Mortgage Corporation
    Adjustable Rate Mortgage Notes, Federal
    National Mortgage Association Variable Rate
    Mortgage Notes and Government National
    Mortgage Association Bonds 2.22% to 5.50%
    due from 09/25/23 to 07/15/34. The market value
    is $103,001,009.)
Morgan Stanley & Co., Inc.
               1.86%                                        11/01/04      196,000       196,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $196,030,380, collateralized by $321,625,000
    Federal Home Loan Bank Bonds and Resolution
    Funding Corporation Strips 0.00% to 6.00% due
    from 11/03/04 to 01/15/30. The market value is
$    206,037,942.)
PNC Bank N.A.(c)
               1.58%                                        11/01/04       59,300        59,300,000
  (Agreement dated 10/29/04 to be repurchased at
    $59,307,808, collateralized by $90,000,000
    Federal National Mortgage Association Bonds
    2.92% due 08/15/07. The market value is
$     90,309,375.)
UBS Securities LLC
               1.65%                                        11/17/04      100,000       100,000,000
  (Agreement dated 08/19/04 to be repurchased at
    $100,412,500, collateralized by $157,000,000
    Federal National Mortgage Association Strips
    0.00% due from 07/01/33 to 12/01/33. The market
    value is $103,001,230.)

                                                                                     ==============
TOTAL REPURCHASE AGREEMENTS
  (Cost $879,400,000)
                                                                                        879,400,000
                                                                                     --------------

16

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONCLUDED)

OCTOBER 31, 2004

                                               VALUE
                                         -----------------
TOTAL INVESTMENTS IN SECURITIES -  99.9%
  (Cost $2,305,536,101(a))                $2,305,536,101
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                           1,859,721
                                          --------------
NET ASSETS -  100.0% (Equivalent to
  $1.00 per share based on
  1,883,240,818 Institutional Shares,
  345,450,004 Dollar Shares, 9,275,571
  Cash Reserve Shares, 18,837,370
  Bear Stearns Shares, 2,147 Bear
  Stearns Premier Select Shares,
  50,579,467 Bear Stearns Private
  Client Shares and 2,143 Bear Stearns
  Premier Shares outstanding)             $2,307,395,822
                                          ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($1,883,220,058/1,883,240,818)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($345,479,340/345,450,004)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
          ($9,275,578/9,275,571)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($18,837,415/18,837,370)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
                  ($2,147/2,147)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT
  SHARE($50,579,142/50,579,467)             $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,142/2,143)            $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC
      Financial Services Group, Inc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNIFUND

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS - 99.8%
Alabama - 4.1%
  Alabama Housing Finance Authority Multi-Family
    Housing RB (Rime Village Hoover Project) Series
    1996A DN (Federal National Mortgage
    Association Guaranty) (A-1+)
    1.81%(b)                                           11/05/04    $10,265    $ 10,265,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1995B DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.74%(b)                                           11/01/04      3,000       3,000,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1999A DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.74%(b)                                           11/01/04     10,000      10,000,000
  Eutaw Industrial Development Board PCRB
    (Alabama Power Co. Project) Series 1998 DN
    (A-1, VMIG-1)
    1.74%(b)                                           11/01/04      5,200       5,200,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/01/04     70,255      70,255,000

                                                                              ============
                                                                                98,720,000
                                                                              ------------
Alaska - 1.5%
  Anchorage Wastewater RB Series 2004C-25 MB
    (MBIA Insurance, Wachovia Bank Liquidity
    Facility) (Aaa)
    1.70%                                              09/01/05      1,000       1,000,000
  Anchorage Water RB (Wachovia Merlots Trust
    Receipts) Series 2004C-32 MB (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (MIG-1)
    1.70%                                              09/16/05      3,135       3,135,000
  Matanuska-Susitna Borough RB (Wachovia Merlots
    Trust Receipts) Series 2001A-114 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    1.84%(b)                                           11/05/04      3,175       3,175,000
  Valdez Marine Terminal RB (Exxon Mobile Project)
    Series 2001 DN (Exxon Mobile Guaranty)
    (A-1+, VMIG-1)
    1.63%(b)                                           11/01/04     30,000      30,000,000

                                                                              ============
                                                                                37,310,000
                                                                              ------------
Arizona - 0.4%
  Arizona Health Facilities Authority RB (Royal Oaks
    Project) Series 2002 DN (Lasalle Bank N.A. LOC)
    (F1+)
    1.77%(b)                                           11/05/04      8,825       8,825,000
                                                                              ------------
Arkansas - 0.8%
  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA Insurance)
    (A-1+)
    1.81%(b)                                           11/05/04     14,900      14,900,000
  University of Arkansas Regents RB Series 1998 DN
    (MBIA Insurance) (VMIG-1)
    1.81%(b)                                           11/05/04      3,800       3,800,000

                                                                              ============
                                                                                18,700,000
                                                                              ------------
California - 5.6%
  California Affordable Housing Agency Multi-Family
    RB (Merrill Lynch P-Float Trust Receipts) Series
    2003 PT-2049 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    1.83%(b)                                           11/05/04      6,395       6,395,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Department of Water Resource Power
    Supply RB Series 2002C-12 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1, F-1+)
    1.74%(b)                                           11/05/04    $ 1,000    $  1,000,000
  California Economic Recovery RB Series 2004C-5
    DN (Bank of America SBPA) (A-1+, VMIG-1)
    1.68%(b)                                           11/05/04     13,290      13,290,000
  California Educational Facilities Authority RB
    (University of Southern California Project) Series
    2003C MB (A-1+, MIG-1)
    1.01%                                              03/18/05      8,000       7,963,326
  California GO (Municipal Securities Trust Receipts)
    Series 1997 SGA-54 DN (AMBAC Insurance,
    Societe Generale SBPA) (A-1+)
    1.80%(b)                                           11/05/04      3,000       3,000,000
  California GO Series 2004A RAN (SP-1, MIG-1)
    3.00%                                              06/30/05     24,250      24,449,795
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    1.83%(b)                                           11/05/04      8,095       8,095,000
  California Infrastructure & Economic Development
    Bank RB (J. Paul Getty Trust Project) Series
    2003A MB (J. Paul Getty Trust Guaranty)
    (A-1+, VMIG-1)
    1.17%                                              02/01/05      5,000       5,000,000
  California Infrastructure & Economic Development
    Bank RB (J. Paul Getty Trust Project) Series
    2003B MB (J. Paul Getty Trust Guaranty)
    (A-1+, VMIG-1)
    1.17%                                              02/01/05     10,000       9,986,483
  California Infrastructure & Economic Development
    Bank RB (Rand Corp. Project) Series 2002B DN
    (Kredietbank N.V. LOC) (A-1+)
    1.70%(b)                                           11/01/04      7,300       7,300,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2000 PT-1268 DN (Merrill
    Lynch & Co. Guaranty) (A-1+)
    1.83%(b)                                           11/05/04     21,600      21,600,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-8 DN (Multiple
    LOC) (A-1+, VMIG-1)
    1.82%(b)                                           11/05/04     10,300      10,300,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insurance) (A-1+, MIG-1)
    1.15%(b)                                           12/09/04      4,000       4,000,000
  Santa Clara Electric RB Series 1985C DN (AMBAC
    Insurance, Bank One SBPA) (AAA, VMIG-1)
    1.74%(b)                                           11/05/04     13,800      13,800,000

                                                                              ============
                                                                               136,179,604
                                                                              ------------
Colorado - 1.5%
  Colorado Educational & Cultural Facilities Authority
    RB (Denver Museum Project) Series 2001 DN
    (Bank One N.A. LOC) (A-1)
    1.77%(b)                                           11/05/04      1,700       1,700,000
  Colorado Educational & Cultural Facilities Authority
    RB (National Cable Television Center Project)
    Series 1999 DN (Wells Fargo Bank LOC) (A-1+)
    1.79%(b)                                           11/05/04      1,170       1,170,000

18

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
  Colorado General Fund RB Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                                            06/27/05    $20,000    $20,182,225
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    1.77%(b)                                         11/05/04      5,935      5,935,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2003C-5 MB (AIG
    Insurance Guaranty) (A-1+, MIG-1)
    1.13%                                            11/01/04      5,000      5,000,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance, Dexia
    Bank SPBA) (A-1+)
    1.69%(b)                                         11/05/04      3,500      3,500,000

                                                                            ===========
                                                                             37,487,225
                                                                            -----------
Connecticut - 3.5%
  Connecticut GO Series 2004C MB (AA, Aa3)
    2.25%                                            04/01/05     15,000     15,061,332
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    2003X DN (A-1+, VMIG-1)
    1.67%(b)                                         11/05/04     19,600     19,600,000
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    2003X-3 DN (A-1+, VMIG-1)
    1.63%(b)                                         11/01/04     19,100     19,100,000
  Connecticut Housing Finance Authortiy RB
    (Housing Mortgage Finance Project) Series
    2003F-1 MB (GO of Authority LOC) (SP-1+, MIG-1)
    1.15%                                            12/22/04      5,015      5,015,000
  Danbury GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                            08/05/05     25,000     25,282,137

                                                                            ===========
                                                                             84,058,469
                                                                            -----------
Delaware - 0.3%
  Delaware Economic Development Authority RB (St.
    Anne's Episcopal School Project) Series 2001 DN
    (Wilmington Trust Co. LOC) (A-1)
    1.85%(b)                                         11/05/04      2,000      2,000,000
  Sussex County IDRB (Rehoboth Mall Project) Series
    2001A DN (M&T Bank Corp. LOC) (A-1)
    1.84%(b)                                         11/05/04      3,345      3,345,000
  University of Delaware RB Series 2004A MB
    2.00%                                            11/01/04      1,185      1,185,000

                                                                            ===========
                                                                              6,530,000
                                                                            -----------
District of Columbia - 0.3%
  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    1.84%(b)                                         11/05/04      3,815      3,815,000
  District of Columbia Refunding RB Series 2001 DN
    (SunTrust Bank LOC) (VMIG-1)
    1.77%(b)                                         11/05/04      1,800      1,800,000
  District of Columbia Water & Sewer Authority
    Public Utilities RB Series 2002A-64 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    1.84%(b)                                         11/05/04      2,275      2,275,000

                                                                            ===========
                                                                              7,890,000
                                                                            -----------

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Florida - 2.4%
  Broward County GO (Wachovia Merlots Trust
    Receipts) Series 2004B-9 DN (Wachovia Bank
    N.A. SBPA)
    1.84%(b)                                         11/05/04    $ 5,715    $ 5,715,000
  Broward County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2002 DN (FSA Insurance) (A-1)
    1.83%(b)(c)                                      11/05/04     14,000     14,000,000
  Florida Board of Education GO (Eagle Tax Exempt
    Trust Receipts) Series 2003A DN (Citibank SBPA)
    (A-1+)
    1.81%(b)                                         11/05/04      4,945      4,945,000
  Florida Housing Finance Corporation Multi-Family
    RB (Merrill Lynch P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill Lynch Capital Services
    SBPA) (A-1C+)
    1.86%(b)                                         11/05/04     12,830     12,830,000
  Lee County Healthcare Facilities IDRB Series 1999
    DN (Fifth Third Bank N.A. LOC)
    1.78%(b)                                         11/05/04      1,960      1,960,000
  Municipal Securities Trust Certificates GO (Bear
    Stearns Municipal Trust Certificates) Series
    2002A-9049 DN (AMBAC Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (A-1)
    1.83%(b)(c)                                      11/05/04      8,760      8,760,000
  Orange County Housing Finance Authority
    Multi-Family RB (Post Fountains at Lee Vista
    Project) Series 1997E DN (Federal National
    Mortgage Association Guaranty) (A-1+)
    1.78%(b)                                         11/05/04      5,915      5,915,000
  Palm Beach County RB (Morse Obligation Group
    Project) Series 2003 DN (KeyBank N.A. LOC) (A-1)
    1.80%(b)                                         11/05/04      5,000      5,000,000

                                                                            ===========
                                                                             59,125,000
                                                                            -----------
Georgia - 2.2%
  Albany Dougherty County Housing Financial
    Authority RB (Phoebe Putney Memorial Hospital
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    1.77%(b)                                         11/05/04      3,600      3,600,000
  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002 DN
    (MBIA Insurance, J.P. Morgan Chase SBPA) (A-1+)
    1.82%(b)                                         11/05/04      2,415      2,415,000
  Atlanta Water & Wastewater RB Series 2002B DN
    (FSA Insurance) (A-1+, VMIG-1)
    1.76%(b)                                         11/05/04     16,805     16,805,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    1.77%(b)                                         11/05/04      3,220      3,220,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust Bank
    LOC) (Aa3)
    1.77%(b)                                         11/05/04      1,905      1,905,000
  Cobb County Development Authority RB (Boy Scouts
    of America Atlanta Project) Series 2001 DN
    (SunTrust Bank LOC) (VMIG-1)
    1.77%(b)                                         11/05/04      3,000      3,000,000

                                                                              19

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC)
    1.77%(b)                                             11/05/04    $ 3,150    $ 3,150,000
  Dekalb County Housing Authority Multi-Family
    Housing RB (Clairmont Crest Project) Series 1995
    DN (Federal National Mortgage Association
    Guaranty) (A-1+, VMIG-1)
    1.77%(b)                                             11/05/04        400        400,000
  Forsyth County School District GO Series 2004-6-A
    DN (FSA Insurance, CDC Liquidity) (A-1+)
    1.81%(b)                                             11/05/04      3,025      3,025,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    1.77%(b)                                             11/05/04      1,900      1,900,000
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    1.77%(b)                                             11/05/04      2,000      2,000,000
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    1.84%(b)                                             11/05/04      1,310      1,310,000
  Gwinnett County Hospital Authority Revenue
    Anticipation Certificates Series 2002 DN
    (SunTrust Bank LOC) (A-1+)
    1.77%(b)                                             11/05/04      3,000      3,000,000
  La Grange Development Authority RB Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    1.81%(b)                                             11/05/04      1,000      1,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project) Series
    1998 DN (SunTrust Bank LOC) (A-1+)
    1.77%(b)                                             11/05/04      3,000      3,000,000
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004 DN
    (Bank of Scotland LOC) (F-1+)
    1.77%(b)                                             11/05/04      3,000      3,000,000

                                                                                ===========
                                                                                 52,730,000
                                                                                -----------
Hawaii - 0.7%
  Hawaii GO (Citibank Eagle Trust Receipts) Series
    2002 DN (FSA Insurance) (A-1+)
    1.81%(b)                                             11/05/04      3,600      3,600,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates) Series
    2002A-9051 DN (FSA Insurance) (A-1)
    1.83%(b)(c)                                          11/05/04      9,990      9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project) Series
    2004B DN (Radian Asset Assurance Guaranty,
    Bank of Nova Scotia Liquidity Facility)
    (A-1+, F-1+)
    1.86%(b)                                             11/05/04      4,400      4,400,000

                                                                                ===========
                                                                                 17,990,000
                                                                                -----------
Illinois - 8.9%
  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    1.84%(b)                                             11/05/04      4,985      4,985,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    1.84%(b)                                             11/05/04      3,090      3,090,000

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    1.83%(b)(c)                                          11/05/04    $ 4,695    $ 4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    1.84%(b)                                             11/05/04      2,000      2,000,000
  Chicago GO Series 2003 MB (Landesbank
    Hessen-Thuringen Girozentrale LOC) (VMIG-1)
    1.05%                                                12/09/04     30,000     30,000,000
  Chicago O'Hare International Airport RB (Wachovia
    Merlot Trust Receipts) Series 2002A-25 DN (MBIA
    Insurance, Wachovia Bank N.A. Liquidity
    Facitility) (VMIG-1)
    1.84%(b)                                             11/05/04      5,310      5,310,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                             11/05/04      5,345      5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FGIC Insurance,
    Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
    1.84%(b)                                             11/05/04      5,000      5,000,000
  Chicago Water RB Series 2004 DN (MBIA Insurance,
    Dexia SBPA) (A-1+, VMIG-1)
    1.76%(b)                                             11/05/04      5,000      5,000,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN (AMBAC
    Insurance, Wachovia Bank N.A. Liquidity Facility)
    (VMIG-1)
    1.84%(b)                                             11/05/04      3,500      3,500,000
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    1.83%(b)(c)                                          11/05/04     15,970     15,970,000
  Illinois Dedicated Tax RB (Macon Trust Certificates)
    Series 2002N DN (AMBAC Insurance) (A-1+)
    1.86%(b)                                             11/05/04      2,935      2,935,000
  Illinois Development Finance Authority RB (Decatur
    Mental Health Center Project) Series 1997 DN
    (First of America LOC)
    1.84%(b)                                             11/05/04      2,635      2,635,000
  Illinois Development Finance Authority RB (Fenwick
    High School Project) Series 2002 DN (Northern
    Trust LOC) (A-1+)
    1.77%(b)                                             11/05/04     12,200     12,200,000
  Illinois Educational Facility Authority RB (Aurora
    University Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC) (VMIG-1)
    1.82%(b)                                             11/05/04      1,800      1,800,000
  Illinois Finance Authority RB (Northwestern
    University Project) Series 2004A DN
    (A-1+, VMIG-1)
    1.73%(b)                                             11/05/04     30,350     30,350,000
  Illinois GO (ABN-AMRO Munitops Trust Certificates)
    Series 2002-23 MB (MBIA Insurance) (MIG-1)
    1.38%                                                11/17/04      6,200      6,200,000
  Illinois GO (Wachovia Merlots Trust Receipts) Series
    2002 DN (MBIA Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    1.84%(b)                                             11/05/04      5,660      5,660,000

20

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Illinois GO (Wachovia Merlots Trust Reciepts) Series
    2002 DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    1.84%(b)                                             11/05/04    $ 2,495    $  2,495,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear Stearns
    Trust Receipts) Series 2002 DN (MBIA Insurance,
    Bear Stearns Capital Markets Liquidity Facility)
    (A-1)
    1.83%(b)(c)                                          11/05/04     14,875      14,875,000
  Illinois Health Facilities Authority RB (Helping Hand
    Rehabilitation Project) Series 2001 DN (Fifth
    Third Bank N.A. LOC)
    1.78%(b)                                             11/05/04      3,800       3,800,000
  Illinois Health Facilities Authority RB (Lutheran
    Home & Services Project) Series 2001 DN (M&T
    Bank Corp. LOC) (A-1+)
    1.80%(b)                                             11/05/04     10,795      10,795,000
  Illinois Health Facilities Authority RB (University of
    Chicago Hospitals Project) Series 1994C DN
    (Comerica Bank LOC) (A-1+, VMIG-1)
    1.75%(b)                                             11/05/04     17,265      17,265,000
  Illinois Regional Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-24 DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    1.84%(b)                                             11/05/04     12,715      12,715,000
  Lake County First Preservation District GO (Citibank
    Trust Receipts) Series 2003R ROC II DN (Citibank
    Liquidity Facility) (A-1+)
    1.81%(b)                                             11/05/04      1,995       1,995,000
  Peoria Heights Limited Obligation RB Series 2001
    DN (National City Bank N.A. LOC)
    1.84%(b)                                             11/05/04      2,900       2,900,000
  University of Illinois RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    1.84%(b)                                             11/05/04      3,500       3,500,000

                                                                                ============
                                                                                 217,015,000
                                                                                ------------
Indiana - 2.6%
  Gary Redevelopment District Economic Growth RB
    Series 2001A DN (American National Bank &
    Trust Co. LOC) (A-1)
    1.83%(b)                                             11/05/04        595         595,000
  Indiana Health Facilities Financing Authority RB
    (Memorial Hospital Project) Series 2004A DN
    (National City Bank of Indiana LOC)
    1.84%(b)                                             11/05/04     21,880      21,880,000
  Indiana Municipal Power Agency Power Supply
    System RB Series 2000A DN (Toronto Dominion
    LOC) (A-1+, VMIG-1)
    1.76%(b)                                             11/05/04      1,700       1,700,000
  Indiana Municipal Securities Trust Certificates RB
    (Bear Stearns Municipal Trust Receipts) Series
    2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    1.83%(b)(c)                                          11/05/04     11,115      11,115,000
  Indiana State Educational Facilities Authority RB
    (Wabash College Project) Series 2003 DN (Bank
    One N.A. LOC) (VMIG-1)
    1.77%(b)                                             11/05/04      2,700       2,700,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004 DN (FGIC Insurance, Bank of New
    York SBPA) (A-1+)
    1.84%(b)                                             11/05/04      4,000       4,000,000

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Porter County Industrial Jail Building Corporation
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-43 MB (Wachovia Bank N.A. LOC) (A-1)
    1.10%                                                03/15/05    $ 7,150    $  7,150,000
  St. Joseph County Industrial & Educational
    Facilities RB (University of Notre Dame Project)
    Series 2002 DN (Northern Trust LOC) (VMIG-1)
    1.67%(b)                                             11/05/04     10,500      10,500,000
  Warren Township Vision 2005 School Building
    Corporation RB (Wachovia Merlots Trust
    Receipts) Series 2001A-52 DN (FGIC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    1.84%(b)                                             11/05/04      3,300       3,300,000

                                                                                ============
                                                                                  62,940,000
                                                                                ------------
Iowa - 0.9%
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    1.92%(b)                                             11/05/04      6,000       6,000,000
  Iowa Higher Education Loan Authority RB (Private
    College Project) Series 1985 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    1.80%(b)                                             11/05/04      1,700       1,700,000
  Urbandale IDRB (Aurora Business Park Association
    Project) Series 1985 DN (Principal Life Insurance
    Co. Guaranty) (A-1+)
    1.87%(b)                                             11/05/04      9,200       9,200,000
  Urbandale IDRB (Meredith Drive Association
    Project) Series 1985 DN (Principal Life Insurance
    Co. Guaranty) (A-1+)
    1.87%(b)                                             11/05/04      5,500       5,500,000

                                                                                ============
                                                                                  22,400,000
                                                                                ------------
Kentucky - 1.8%
  Fort Mitchell League of Cities RB (Funding Trust
    Lease Project) Series 2002A DN (U.S. Bank N.A.
    LOC) (VMIG-1)
    1.78%(b)                                             11/05/04      4,925       4,925,000
  Kentucky Educational Development Financing
    Authority Hospital Facilities RB (Health Alliance
    Project) Series 1997 DN (MBIA Insurance)
    (A-1+, VMIG-1)
    1.76%(b)                                             11/05/04     18,150      18,150,000
  Shelby County Lease Program RB Series 2004A DN
    (U.S. Bank N.A. LOC) (VMIG-1)
    1.67%(b)                                             11/05/04     20,000      20,000,000
  Wickliffe PCRB Series 2001 DN (SunTrust Bank
    LOC) (A-1+, VMIG-1)
    1.77%(b)                                             11/05/04      4,250       4,250,000

                                                                                ============
                                                                                  47,325,000
                                                                                ------------
Louisiana - 0.5%
  Parish of East Baton Rouge PCRB (Exxon Mobile
    Project) Series 1993 DN (A-1+, VMIG-1)
    1.70%(b)                                             11/01/04     13,000      13,000,000
                                                                                ------------
Maryland - 1.0%
  Howard County Economic Development RB (Pace
    Inc. Project) Series 1995 DN (M&T Bank Corp.
    LOC) (VMIG-1)
    1.91%(b)                                             11/05/04      3,700       3,700,000

                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal Securities
    Trust Receipts) Series 2003 SGA-143 DN (Societe
    Generale Liquidity Facility) (A-1+)
    1.82%(b)                                          11/05/04    $ 5,000    $  5,000,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital Issue
    Project) Series 1999 DN (M&T Bank Corp. LOC)
    (A-1)
    1.83%(b)                                          11/05/04      4,515       4,515,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    1.83%(b)                                          11/05/04      4,675       4,675,000
  Montgomery County GO (Public Improvement
    Project) Series 2004 MB
    3.00%                                             04/01/05      2,530       2,549,710
  Montgomery County RB (Imagination Stage Inc.
    Facility Project) Series 2002 DN (M&T Bank Corp.
    LOC) (A-1)
    1.84%(b)                                          11/05/04      3,955       3,955,000

                                                                             ============
                                                                               24,394,710
                                                                             ------------
Massachusetts - 4.9%
  Commonwealth of Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series 2002A-9 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    1.82%(b)                                          11/05/04      3,615       3,615,000
  Massachusetts Development Financing Agency RB
    (Harvard University Project) Series 2003HH DN
    (A-1+, VMIG-1)
    1.63%(b)                                          11/05/04     44,144      44,144,000
  Massachusetts State Health & Educational
    Facilities RB (Harvard University Project) Series
    2004GG-1 DN (A-1+, VMIG-1)
    1.64%(b)                                          11/05/04     66,635      66,635,000
  Massachusetts State RB Series 1998B DN (Toronto
    Dominion LOC) (A-1+, VMIG-1)
    1.76%(b)                                          11/05/04      3,700       3,700,000

                                                                             ============
                                                                              118,094,000
                                                                             ------------
Michigan - 3.7%
  Detriot City School District RB (Wachovia Merlots
    Trust Receipts) Series 2004B-01 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    1.84%(b)                                          11/05/04     14,465      14,465,000
  Detroit Sewer & Disposal Authority RB (Second Lien
    Project) Series 2001E MB (FGIC Insurance)
    (A-1+, MIG-1)
    1.55%                                             08/04/05     10,300      10,300,000
  Detroit Sewer & Disposal Authority RB (Wachovia
    Merlots Trust Receipts) Series 2001A-112 DN
    (MBIA Insurance) (VMIG-1)
    1.84%(b)                                          11/05/04      8,035       8,035,000
  Garden City Hospital Finance Authority RB (Garden
    City Hospital Project) Series 1996A DN (National
    City Bank N.A. LOC) (A-1+)
    1.81%(b)                                          11/05/04      3,260       3,260,000
  Kalamazoo Education Authority RB (Friendship Vl
    Project) Series 1997 DN (Fifth Third Bank N.A.
    LOC) (A-1+)
    1.79%(b)                                          11/05/04      3,660       3,660,000
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A.
    LOC) (VMIG-1)
    1.84%(b)                                          11/05/04     15,500      15,500,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Municipal Bond Authority RB Series
    2004B-2 MB (J.P. Morgan Chase LOC) (SP-1+)
    3.00%                                             08/23/05    $30,000    $ 30,341,254
  Michigan Municipal Bond Authority RB Series
    2004D DN (J.P. Morgan Chase LOC) (A-1)
    1.80%(b)                                          11/05/04      8,000       8,000,000

                                                                             ============
                                                                               93,561,254
                                                                             ------------
Minnesota - 2.6%
  Hennepin County GO Series 2000B DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1C+, VMIG-1)
    1.64%(b)                                          11/05/04     14,715      14,715,000
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN (FGIC
    Insurance) (VMIG-1)
    1.84%(b)                                          11/05/04      4,995       4,995,000
  Minneapolis GO (Convention Center Project) Series
    2004A DN (Dexia SBPA) (A-1+, VMIG-1)
    1.64%(b)                                          11/05/04      6,570       6,570,000
  Minneapolis GO (Home Owner & Renovation Stage
    III Project) Series 1994A DN (Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    1.64%(b)                                          11/05/04        135         135,000
  Minneapolis GO (Public Library Project) Series 2003
    DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    1.64%(b)                                          11/05/04     11,060      11,060,000
  Minnesota GO (Citibank Trust Receipts) Series 1031
    ROC II DN (Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                          11/05/04      5,095       5,095,000
  Minnesota Higher Education Facilities Authority RB
    (Carleton College Project) Series 2000G DN
    (Wells Fargo Bank LOC) (VMIG-1)
    1.64%(b)                                          11/05/04      5,180       5,180,000
  Minnesota Public Facilities Authority Water PCRB
    (Wachovia Merlots Trust Receipts) Series 2002A
    DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    1.84%(b)                                          11/05/04     14,735      14,735,000

                                                                             ============
                                                                               62,485,000
                                                                             ------------
Mississippi - 0.9%
  Jackson County PCRB (Chevron USA, Inc. Project)
    Series 1993 DN (A-1+, VMIG-1)
    1.74%(b)                                          11/01/04      1,100       1,100,000
  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series 2002
    DN (AMBAC Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    1.86%(b)                                          11/05/04      3,855       3,855,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance, BNP
    Paribas Liquidity Facility) (A-1+)
    1.86%(b)                                          11/05/04      9,000       9,000,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-16 DN (AMBAC Insurance) (VMIG-1)
    1.84%(b)                                          11/05/04      7,500       7,500,000

                                                                             ============
                                                                               21,455,000
                                                                             ------------
Missouri - 1.0%
  Bi-State Development Agency Metropolitan District
    RB (Metrolink Cross County Project) Series 2002A
    DN (FSA Insurance) (A-1+, VMIG-1)
    1.76%(b)                                          11/05/04     16,900      16,900,000

22

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Missouri (continued)
  Missouri State Board Public Buildings Special
    Obligation RB (Wachovia Merlots Trust Receipts)
    Series 2003A DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    1.84%(b)                                           11/05/04    $ 4,985    $ 4,985,000
  Missouri State Development Finance Board Lease
    RB Series 1999 DN (TransAmerican Life
    Insurance) (A-1+)
    1.80%(b)                                           11/05/04        700        700,000
  St. Louis County Multi-Family Housing IDRB
    (Heatherbrook Gardens Project) Series 2002 DN
    (U.S. Bank N.A. LOC)
    1.93%(b)                                           11/05/04      1,765      1,765,000

                                                                              ===========
                                                                               24,350,000
                                                                              -----------
Multi-State - 1.6%
  Municipal Securities Pool Trust Receipts RB Series
    2004 SG-P-17 DN (FGIC Insurance, Societe
    Generale SBPA) (A-1+)
    1.91%(b)(c)                                        11/05/04     15,660     15,660,000
  Municipal Securities Pool Trust Receipts RB Series
    2004 SG-P-18 DN (FGIC Insurance, Societe
    Generale SBPA) (A-1+)
    1.91%(b)(c)                                        11/05/04     22,455     22,455,000

                                                                              ===========
                                                                               38,115,000
                                                                              -----------
Nebraska - 0.3%
  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    1.81%(b)                                           11/05/04      8,000      8,000,000
                                                                              -----------
Nevada - 0.8%
  Clark County School District Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001A DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1+)
    1.83%(b)(c)                                        11/05/04     12,480     12,480,000
  Reno Capital Improvement RB (Bear Stearns Trust
    Certificates) Series 2002A DN (FGIC Insurance,
    Bear Stearns LOC) (A-1)
    1.83%(b)(c)                                        11/05/04      6,000      6,000,000

                                                                              ===========
                                                                               18,480,000
                                                                              -----------
New Hampshire - 0.3%
  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire Medical
    Center Project) Series 2004B DN (Radian Asset
    Assurance Guaranty, Fleet Bank SBPA) (A-1+)
    1.86%(b)                                           11/05/04      7,000      7,000,000
                                                                              -----------
New Jersey - 4.1%
  Gloucester County Industrial Financing Authority
    PCRB (ExxonMobile Corp. Project) Series 2003
    DN (Exxon Mobile Corp. Guaranty) (A-1+, VMIG-1)
    1.57%(b)                                           11/01/04     18,300     18,300,000
  New Jersey Economic Development Authority RB
    (Citibank Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance) (A-1+)
    1.81%(b)                                           11/05/04      4,000      4,000,000
  New Jersey GO Series 2004D-L55J DN (Lehman
    Brothers, Inc. Liquidity Facility) (VMIG-1, F-1)
    1.80%(b)                                           11/05/04     15,600     15,600,000
  New Jersey Health Care Facilities Financing
    Authority RB (Meridian Health System Project)
    Series 2003A DN (J.P. Morgan Chase Bank LOC)
    (A-1+, VMIG-1)
    1.72%(b)                                           11/05/04     16,400     16,400,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (A-1)
    1.81%(b)                                           11/05/04    $ 5,900    $ 5,900,000
  New Jersey Housing & Mortgage Finance Agency
    RB (Single Family Housing Project) Series 2004E
    MB (AIG Matched Funding Corp. LOC)
    (SP-1+, MIG-1)
    1.00%                                              04/01/05      7,000      7,000,000
  New Jersey Sports & Exposition Authority State
    Contract RB Series 1992C DN (MBIA Insurance)
    (A-1+)
    1.73%(b)                                           11/05/04     10,100     10,100,000
  New Jersey State GO Series 2004A TAN
    (SP-1+, MIG-1)
    3.00%                                              06/24/05     20,000     20,165,400
  New Jersey State Transportation Trust Fund
    Authority RB Series 2002R-149 MB (AMBAC
    Insurance, Citibank Liquidity Facility) (MIG-1)
    1.20%                                              11/18/04      2,000      2,000,000

                                                                              ===========
                                                                               99,465,400
                                                                              -----------
New Mexico - 0.6%
  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance, Bank
    of America N.A. SBPA) (A-1+, VMIG-1)
    1.77%(b)                                           11/05/04      3,500      3,500,000
  New Mexico GO Series 2004L-38 DN (Lehman
    Liquidity Co. Guaranty) (SP-1+, MIG1)
    1.80%(b)                                           11/05/04     10,250     10,250,000

                                                                              ===========
                                                                               13,750,000
                                                                              -----------
New York - 10.1%
  City of New York GO (Citibank Trust Receipts) Series
    2003R ROC-II-251A DN (Citibank Liquidity
    Facility) (VMIG-1)
    1.83%(b)                                           11/05/04     20,000     20,000,001
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility) (VMIG-1)
    1.78%(b)                                           11/05/04      7,500      7,500,000
  City of New York GO Series 1993A-8 DN (J.P.
    Morgan Chase SBPA) (A-1+, VMIG-1)
    1.70%(b)                                           11/01/04      2,900      2,900,000
  City of New York GO Series 1994H-4 DN
    (Kredietbank N.V. LOC) (A-1, VMIG-1)
    1.75%(b)                                           11/05/04         50         50,000
  City of New York GO Series 2004H-4 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    1.71%(b)                                           11/01/04      2,200      2,200,000
  City of New York Housing Development Corporation
    Multi-Family Rental Housing RB (Related
    Monterey Project) Series 1997A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    1.74%(b)                                           11/05/04      2,400      2,400,000
  City of New York Municipal Water Finance Authority
    RB (Wachovia Merlots Trust Receipts) Series
    2000D DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.81%(b)                                           11/05/04     16,890     16,890,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1993C
    DN (FGIC Insurance) (VMIG-1)
    1.70%(b)                                           11/01/04      3,300      3,300,000

                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1994G
    DN (FGIC Insurance) (A-1+, VMIG-1)
    1.71%(b)                                            11/01/04    $   200    $    200,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2001F-1 DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/01/04     15,900      15,900,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2003C-1 DN (State Street Bank & Trust Co. LOC)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/01/04     25,050      25,050,000
  City of New York Transitional Finance Authority RB
    Series 2002-2E DN (New York State Common
    Retirement Fund SBPA) (A-1+, VMIG-1)
    1.74%(b)                                            11/05/04        400         400,000
  City of New York Transitional Finance Authority RB
    Series 2003-7 DN (Banque Nationale de Paribas
    SBPA) (VMIG-1)
    1.79%(b)                                            11/05/04      3,555       3,555,000
  Dormitory Authority of the State of New York RB
    (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
    National Bank LOC) (A-1)
    1.74%(b)                                            11/05/04      2,130       2,130,000
  Dormitory Authority of the State of New York RB
    (Teresian Housing Corp. Project) Series 2003 DN
    (Lloyds Bank LOC) (A-1+)
    1.77%(b)                                            11/05/04     14,265      14,265,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04      2,980       2,980,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-65 DN (MBIA Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04      3,530       3,530,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    1.81%(b)                                            11/05/04      7,455       7,455,000
  Metropolitan Transportation Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2003R
    PA-1121 MB (MBIA Insurance, Merrill Lynch &
    Co. SBPA) (A-1)
    1.03%                                               03/10/05     10,000      10,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series 2000F
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.81%(b)                                            11/05/04      5,000       5,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-52 DN (Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    1.81%(b)                                            11/05/04      8,445       8,445,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2004B-16 DN (FGIC Insurance, Wachovia Bank
    N.A. SBPA)
    1.81%(b)                                            11/05/04      5,000       5,000,000
  New York City GO Series 1993A-8 DN (J.P. Morgan
    Chase SBPA) (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04      2,200       2,200,000

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York City GO Series 1994H-2 DN (MBIA
    Insurance) (VMIG-1)
    1.71%(b)                                            11/01/04    $ 8,670    $  8,670,000
  New York City GO Series 1994H-4 DN (AMBAC
    Insurance) (A-1, VMIG-1)
    1.74%(b)                                            11/01/04      4,425       4,425,000
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    1.78%(b)                                            11/05/04      1,860       1,860,000
  New York Environmental Facility Clean Water &
    Drinking RB (Wachovia Merlots Trust Receipts)
    Series 2004B DN (Wachovia Bank N.A. SBPA)
    (A-1)
    1.81%(b)                                            11/05/04      5,400       5,400,000
  New York Environmental Facility PCRB (State Water
    Revolving Fund Project) Series 1994D MB
    (AAA, Aaa)
    6.60%                                               11/15/04      3,265       3,336,846
    6.80%                                               11/15/04      2,740       2,800,499
  New York Local Government Assistance
    Corporation RB Series 1994B DN (Credit Suisse
    LOC) (A-1+, VMIG-1)
    1.72%(b)                                            11/05/04      6,500       6,500,000
  New York Local Government Assistance
    Corporation RB Series 1995C DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/05/04     13,910      13,910,000
  New York Local Government Assistance
    Corporation RB Series 1995F DN (Toronto
    Dominion LOC) (A-1, VMIG-1)
    1.72%(b)                                            11/05/04     10,800      10,800,000
  New York State Thruway Authority RB Series
    2003-4 DN (MBIA Insurance, STARs Certificates)
    (VMIG-1)
    1.78%(b)                                            11/05/04      6,335       6,335,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    1.81%(b)(c)                                         11/05/04      7,200       7,200,000
  Triborough Bridge & Tunnel Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series PA-956 DN
    (Merrill Lynch Capital Services Liquidity Facility)
    (A-1+)
    1.81%(b)                                            11/05/04      5,000       5,000,000
  Triborough Bridge & Tunnel Authority RB (Wachovia
    Merlots Trust Receipts) Series 2003B-03 DN
    (MBIA Insurance, Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    1.81%(b)                                            11/05/04      8,980       8,980,000

                                                                               ============
                                                                                246,567,346
                                                                               ------------
North Carolina - 2.6%
  Charlotte Certificates of Participation (Convention
    Facilities Project) Series 2003B DN (Wachovia
    Bank N.A. LOC) (A-1, VMIG-1)
    1.82%(b)                                            11/05/04      5,200       5,200,000
  Guilford County Industrial Facilities & Pollution
    Recreational Facilities RB Series 2002 DN
    (Branch Banking & Trust Co. LOC) (VMIG-1)
    1.80%(b)                                            11/05/04      2,245       2,245,000

24

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB Series 2001 DN (Branch
    Banking & Trust Co. LOC) (VMIG-1)
    1.80%(b)                                          11/05/04    $ 2,130    $ 2,130,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    1.84%(b)                                          11/05/04      6,300      6,300,000
  North Carolina Housing Finance Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2000A-37 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                          11/05/04      1,680      1,680,000
  North Carolina Medical Care Commission Hospital
    RB (Baptist Hospital Project) Series 1992B DN
    (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
    1.74%(b)                                          11/05/04      1,100      1,100,000
  North Carolina Medical Care Commission Hospital
    RB (Baptist Hospital Project) Series 2000 DN
    (Wachovia Bank N.A. LOC) (A-1, VMIG-1)
    1.77%(b)                                          11/05/04     10,500     10,500,000
  North Carolina Medical Care Commission Hospital
    RB (Park Ridge Hospital Project) Series 1988 DN
    (NationsBank LOC) (A-1+)
    1.76%(b)                                          11/05/04      1,275      1,275,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Aldersgate Project)
    Series 2001 DN (Branch Banking & Trust Co.
    LOC) (A-1)
    1.86%(b)                                          11/05/04      6,155      6,155,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Brookwood Project)
    Series 2001C DN (Branch Banking & Trust Co.
    LOC) (A-1)
    1.86%(b)                                          11/05/04      4,500      4,500,000
  North Carolina Medical Care Community Hospital
    RB (Duke University Hospital Project) Series
    1985B DN (Wachovia Bank N.A. SBPA)
    (A-1+, VMIG-1)
    1.74%(b)                                          11/05/04        300        300,000
  North Carolina Municipal Power Agency RB
    (Catawba Electric Co. Project) Series 2003 DN
    (MBIA Insurance, Bank of New York SBPA) (A-1)
    1.79%(b)                                          11/05/04      2,600      2,600,000
  North Carolina State GO Series 2004A MB
    (AAA, Aa1)
    2.00%                                             03/01/05      7,000      7,014,092
  Raleigh County Certificates of Participation
    (Packaging Facilities Project) Series 2000A DN
    (Bank of America N.A. SBPA) (A-1+, VMIG-1)
    1.80%(b)                                          11/05/04      1,600      1,600,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    2.00%                                             04/01/05      5,000      5,039,253
  Winston-Salem Water & Sewer System RB Series
    2002C DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    1.80%(b)                                          11/05/04      5,000      5,000,000

                                                                             ===========
                                                                              62,638,345
                                                                             -----------
North Dakota - 0.2%
  Oliver County PCRB (Wachovia Merlots Trust
    Receipts) Series 2003B-7 DN (AMBAC Insurance,
    Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
    1.84%(b)                                          11/05/04      4,985      4,985,000
                                                                             -----------

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio - 4.5%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A MB (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA) (A-1)
    1.09%                                             12/08/04    $ 5,500    $ 5,500,000
  Butler County Healthcare Facilities RB (University
    of Cincinnati Physicians LLC Project) Series 2001
    DN (Fifth Third Bank N.A. LOC)
    1.78%(b)                                          11/05/04      2,700      2,700,000
  Butler Hospital Facilities RB (Ucpha Inc. Project)
    Series 2004 DN (Huntington Capital LOC) (A-1)
    1.80%(b)                                          11/05/04     13,750     13,750,000
  Cambridge City Hospital Facilities Authority RB
    (Regional Medical Center Project) Series 2001 DN
    (National City Bank N.A. LOC) (VMIG-1)
    1.81%(b)                                          11/05/04      2,200      2,200,000
  Carroll County RB (Health Care Facilities Project)
    Series 2000 DN (National City Bank N.A. LOC)
    1.84%(b)                                          11/05/04        570        570,000
  City of Westerville GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001 DN (ABN-AMRO Bank
    N.V. LOC) (VMIG-1)
    1.80%(b)                                          11/05/04      1,000      1,000,000
  Cleveland Municipal School District GO Series 2004
    MB (AAA, Aaa)
    2.00%                                             12/01/04      4,095      4,097,348
  Columbus GO Series 1996-1 DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    1.74%(b)                                          11/05/04        225        225,000
  Hamilton County Electric System RB Series 2002A
    DN (FSA Insurance) (VMIG-1)
    1.76%(b)                                          11/05/04     12,711     12,711,000
  Hamilton County Hospital Facilities RB (Elizabeth
    Gamble Project) Series 2002A DN (Morgan
    Guaranty Trust LOC) (VMIG-1)
    1.78%(b)                                          11/05/04      6,000      6,000,000
  Hamilton County Hospital Facilities RB (Health
    Alliance Project) Series 1997B DN (MBIA
    Insurance, Credit Suisse Bank SBPA)
    (A-1+, VMIG-1)
    1.76%(b)                                          11/05/04      2,300      2,300,000
  Lucas County Health Facilities Authority RB
    (Lutheran Homes Society Project) Series 1996 DN
    (Bank One N.A. LOC) (A-1+)
    1.77%(b)                                          11/05/04        900        900,000
  Ohio GO (Citibank Trust Receipts) Series
    2003R-4015 ROC II DN (Citigroup Global Markets
    Liquidity Facility) (VMIG-1)
    1.80%(b)                                          11/05/04      9,055      9,055,000
  Ohio Higher Education Facility RB (Ashland
    University Project) Series 2004 DN (KeyBank N.A.
    LOC) (A-1)
    1.81%(b)                                          11/05/04      4,000      4,000,000
  University of Akron General Receipts RB Series
    2004 DN (FGIC Insurance, Dexia Credit SBPA)
    (VMIG-1)
    1.76%(b)                                          11/05/04     25,900     25,900,000
  University of Cincinatti RB Series 2004B DN
    (AMBAC Insurance, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    1.76%(b)                                          11/05/04     11,700     11,700,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    1.82%(b)                                          11/05/04      1,700      1,700,000

                                                                              25

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Warren County Healthcare Facilities RB (Otterbein
    Homes Project) Series 1998B DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    1.78%(b)                                            11/05/04    $   920    $    920,185
  Washington County RB (Hospital Facilities Project)
    Series 2001 DN (Fifth Third Bank N.A. LOC)
    1.78%(b)                                            11/05/04      1,500       1,500,000
  Wood County Facilities Import Piping Industry RB
    Series 2001 DN (KeyBank N.A. LOC)
    1.84%(b)                                            11/05/04      2,825       2,825,000

                                                                               ============
                                                                                109,553,533
                                                                               ------------
Oklahoma - 0.1%
  Oklahoma State Industrial Authority RB (Casady
    School Project) Series 2001 DN (Bank One N.A.
    LOC)
    1.97%(b)                                            11/05/04      2,575       2,575,000
                                                                               ------------
Oregon - 0.6%
  Oregon GO Series 2003 TAN (SP-1+, MIG-1)
    2.25%                                               11/15/04     10,500      10,504,689
  Umitilla County Hospital Facility Authority RB
    (Catholic Health Project) Series 1997B DN
    (Bayerische Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    1.79%(b)                                            11/05/04      3,720       3,720,000

                                                                               ============
                                                                                 14,224,689
                                                                               ------------
Pennsylvania - 2.4%
  Delaware Valley IDA RB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of New
    York SBPA) (A-1+)
    1.81%(b)                                            11/05/04      5,000       5,000,000
  Eastern Pennsylvania Industrial & Commercial
    Development Authority IDRB (Electronic Data
    System Project) Series 1993 DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                            11/05/04      5,900       5,900,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1+)
    1.86%(b)                                            11/05/04      1,640       1,640,000
  Lancaster County Hospital Authority RB (Landis
    Homes Retirement Community Project) Series
    2002 DN (M&T Bank Corp. LOC) (A-1)
    1.84%(b)                                            11/05/04      4,195       4,195,000
  Lancaster County Hospital Authority RB (Willow
    Valley Retirement Project) Series 2002A DN
    (National Westminster Bank LOC) (A-1)
    1.86%(b)                                            11/05/04     13,200      13,200,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-802 DN (Merrill Lynch
    & Co. Guaranty) (A-1, A+)
    1.86%(b)                                            11/05/04      7,580       7,580,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Thomas Jefferson University
    Project) Second Series 2001 DN (Morgan
    Guaranty Trust LOC) (VMIG-1)
    1.76%(b)                                            11/05/04      3,600       3,600,000
  Philadelphia Authority IDRB (Gift of Life Donor
    Program Project) Series 2003 DN (Commerce
    Bank N.A. LOC) (A-1, VMIG-1, P-1)
    1.79%(b)                                            11/05/04      6,900       6,900,000

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Upper Merion Municipal Utility Authority RB Series
    2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
    1.79%(b)                                            11/05/04    $ 9,265    $  9,265,000

                                                                               ============
                                                                                 57,280,000
                                                                               ------------
Puerto Rico - 0.7%
  Commonwealth of Puerto Rico Highway &
    Transportation Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series 2002 PT-1052 DN
    (Merrill Lynch Capital Services Liquidity Facility)
    (A-1)
    1.79%(b)                                            11/05/04      2,895       2,895,000
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority Special Obligation Bonds
    (ABN-AMRO Munitops Trust Certificates) Series
    2000A-17 MB (ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    1.60%                                               01/26/05      5,900       5,900,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2001 DN (FSA Insurance, Toronto
    Dominion LOC) (A-1+)
    1.75%(b)                                            11/05/04      8,400       8,400,000

                                                                               ============
                                                                                 17,195,000
                                                                               ------------
South Carolina - 0.7%
  Oconee PCRB (Duke Facilities Project) Series 1993
    DN (Bank One N.A. LOC) (P-1)
    1.77%(b)                                            11/05/04      7,000       7,000,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04     10,475      10,475,000

                                                                               ============
                                                                                 17,475,000
                                                                               ------------
Tennessee - 4.1%
  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth Bank
    of Alabama LOC) (A-1)
    1.91%(b)                                            11/05/04     12,400      12,400,000
  Clarksville Public Building Authority RB Series 2004
    DN (Bank of America LOC) (VMIG1)
    1.75%(b)                                            11/05/04     21,500      21,500,000
  Cleveland IDRB (YMCA Chattan Project) Series 1999
    DN (SunTrust Bank LOC)
    1.77%(b)                                            11/05/04      1,400       1,400,000
  Gallatin Industrial Development Board Educational
    Facilities RB (John Vianney School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    1.82%(b)                                            11/05/04      2,070       2,070,000
  Jackson Energy Authority RB (Gas System Project)
    Series 2002 DN (FSA Insurance) (VMIG-1)
    1.76%(b)                                            11/05/04      5,065       5,065,000
  Jackson Energy Authority RB (Water System
    Project) Series 2004 DN (XLCA Insurance,
    SunTrust Bank SBPA) (VMIG1, AAA)
    1.76%(b)                                            11/05/04      5,000       5,000,000
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    1.80%(b)                                            11/05/04        400         400,000

26

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Metropolitan Government Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    1.77%(b)                                             11/05/04    $ 3,200    $  3,200,000
  Metropolitan Government Nashville & Davidson
    County Health & Education Board RB (Nashville
    Christian School Project) Series 2003 DN
    (SunTrust Bank LOC) (VMIG-1)
    1.81%(b)                                             11/05/04        500         500,000
  Metropolitan Government Nashville & Davidson
    County IDRB (Trevecca Nazarene Project) Series
    2003 DN (SunTrust Bank LOC)
    1.77%(b)                                             11/05/04      5,300       5,300,000
  Metropolitan Government Nashville & Davidson
    County IDRB (Universtiy School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    1.77%(b)                                             11/05/04      4,000       4,000,000
  Metropolitan Government Nashville & Davidson
    County IDRB (Vanderbilt University Project)
    Series 1985A MB (GO of University LOC)
    (A-1+, MIG-1)
    1.05%                                                01/15/05      5,000       5,000,000
  Montgomery County Public Building Authority
    Pooled Financing RB (Tennessee County Loan
    Pool Project) Series 1997 DN (NationsBank LOC)
    (VMIG-1)
    1.77%(b)                                             11/05/04      2,170       2,170,000
  Montgomery County Public Building Authority RB
    Series 2004 DN (Bank of America LOC) (VMIG1)
    1.75%(b)                                             11/05/04      1,500       1,500,000
  Sevier County Public Building Authority RB (Local
    Government Public Improvements Project) Series
    2004 DN (Depfa Bank SBPA) (VMIG-1, SP-1)
    1.73%(b)                                             11/01/04     10,000      10,000,000
  Shelby County Health Educational & Housing
    Authority RB Series 1994 DN (Credit Suisse LOC)
    (A-1+)
    1.81%(b)                                             11/05/04      5,000       5,000,000
  Tennergy Gas Corporation RB Series 1999 MB
    (MBIA Insurance) (AAA, Aaa)
    5.00%                                                06/01/05     13,890      14,166,483
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    1.77%(b)                                             11/05/04        900         900,000

                                                                                ============
                                                                                  99,571,483
                                                                                ------------
Texas - 7.3%
  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    1.84%(b)                                             11/05/04      2,490       2,490,000
  De Soto Independent School District RB (Citigroup
    Trust Receipts) Series 2004R-2107 ROC II DN
    (PSF Guaranty, Citigroup Global Markets Liquidity
    Facility) (A-1+)
    1.81%(b)                                             11/05/04      6,150       6,150,000
  Eagle Mountain & Saginaw Independent School
    District GO (Municipal Securities Trust Receipts)
    Series 2003 SGA-141 DN (PSF Guaranty, Societe
    Generale Liquidity Facility) (A-1+)
    1.82%(b)                                             11/05/04      4,000       4,000,000
  Harris County RB (Citibank Trust Receipts) Series
    2002-1029 ROC II DN (FSA Insurance) (A-1+)
    1.81%(b)                                             11/05/04      1,210       1,210,000

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Houston Utility Systems RB Series 2004C DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    1.84%(b)                                             11/05/04    $ 7,700    $  7,700,000
  Houston Water & Sewer RB (Stars Certificates
    Project) Series 2003 DN (FSA Insurance) (VMIG-1)
    1.80%(b)                                             11/05/04      1,590       1,590,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    1.84%(b)                                             11/05/04      2,000       2,000,000
  San Antonio Electric & Gas RB Series 2003 DN
    (Bank of America N.A. LOC) (A-1+)
    1.78%(b)                                             11/05/04      7,000       7,000,000
  San Marcos Independent School District GO
    (Wachovia Merlot Trust Receipts) Series
    2004C-23 MB (Texas Permanent School Funding
    Guaranty) (VMIG-1)
    1.70%                                                09/16/05      2,435       2,435,000
  Texas A & M University RB (Citibank Trust Receipts)
    Series 2003R-4005 ROC II DN (Citibank Liquidity
    Facility) (VMIG-1)
    1.81%(b)                                             11/05/04      4,990       4,990,000
  Texas GO (Lehman Trust Receipts) Series 2004 DN
    (Lehman Liquidity Facility) (A-1, MIG-1)
    1.80%(b)                                             11/05/04     20,000      20,000,000
  Texas GO Series 2004 TRAN (SP-1+, MIG-1)
    3.00%                                                08/31/05     75,000      75,848,384
  Texas State Housing Agency Multi-Family RB Series
    2001 DN (Federal Home Loan Mortgage
    Corporation Guaranty) (A-1+)
    1.81%(b)                                             11/05/04      5,345       5,345,000
  Texas Technology University RB (Bear Stearns Trust
    Receipts) Series 2002A DN (MBIA Insurance)
    (A-1)
    1.83%(b)(c)                                          11/05/04     13,630      13,630,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2004-ROC-
    II-6004 DN (Citibank N.A. Liquidity Facility) (A-1+)
    1.81%(b)                                             11/05/04     10,670      10,670,000
  University of Texas Permanent University Fund RB
    (Municipal Trust Receipts) Series 2004-SGA-55
    DN (Societe Generale SBPA) (A-1+)
    1.81%(b)                                             11/05/04      6,690       6,690,000
  University of Texas RB (Wachovia Merlots Trust
    Reciepts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    1.82%(b)                                             11/05/04      6,265       6,265,000

                                                                                ============
                                                                                 178,013,384
                                                                                ------------
Vermont - 0.3%
  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    1.84%(b)                                             11/05/04      7,775       7,775,000
                                                                                ------------
Virginia - 2.8%
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill Lynch
    & Co. Guaranty) (F-1+)
    1.86%(b)                                             11/05/04     21,900      21,900,000
  Commonwealth of Virginia Transportation Authority
    RB (Citibank Trust Receipts) Series 1999 DN
    (Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                             11/05/04        800         800,000

                                                                              27

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Commonwealth of Virginia Transportation Board RB
    (Citibank Trust Receipts) Series 2000 SG-134 DN
    (Societe Generale SBPA) (A-1C+)
    1.78%(b)                                          11/05/04    $ 6,500    $ 6,500,000
  Commonwealth of Virginia Transportation Board RB
    (Citibank Trust Receipts) Series 2002-1013 DN
    (Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                          11/05/04      6,025      6,025,000
  Fairfax County Economic Development Authority RB
    (Citibank Trust Receipts) Series 2003
    ROCS-II-R-4024 DN (Citigroup Liquidity Facility)
    (VMIG-1)
    1.81%(b)                                          11/05/04      4,770      4,770,000
  Loudoun County IDRB (Howard Hughes Medical
    Institute Project) Series 2003E DN (A-1+, VMIG-1)
    1.71%(b)                                          11/01/04     10,000     10,000,000
  Loudoun County IDRB (Howard Hughes Medical
    Institute Project) Series 2003F DN (A-1+, VMIG-1)
    1.74%(b)                                          11/05/04      8,085      8,085,000
  Richmond IDA RB Series 2004 DN (SunTrust Bank
    LOC) (VMIG-1)
    1.77%(b)                                          11/05/04      7,165      7,165,000
  Virginia Public School Authority RB (Citigroup
    Global Markets Trust Receipts) Series
    2003R-4050 ROC II DN (Citigroup Liquidity
    Facility) (A-1+)
    1.81%(b)                                          11/05/04      1,990      1,990,000

                                                                             ===========
                                                                              67,235,000
                                                                             -----------
Washington - 2.0%
  King County GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001-1 DN (MBIA Insurance)
    (VMIG-1)
    1.81%(b)                                          11/05/04      2,500      2,500,000
  King County School District Municipal Securities
    Trust Certificates RB (Highline Public Schools
    Project) Series 2002 DN (FGIC Insurance) (A-1)
    1.83%(b)(c)                                       11/05/04     11,750     11,750,000
  Seattle GO (Bear Stearns Municipal Trust Receipts)
    Series 2003 SGA-142 DN (Societe Generale SBPA)
    (A-1+)
    1.82%(b)                                          11/05/04      4,000      4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN (FSA
    Insurance, Wachovia Bank N.A. Liquidity Facility)
    (VMIG-1)
    1.84%(b)                                          11/05/04      7,425      7,425,000
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    1.81%(b)                                          11/05/04      3,585      3,585,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    1.84%(b)                                          11/05/04      5,170      5,170,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Washington (continued)
  Washington GO (Wachovia Merlots Trust Receipts)
    Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
    1.84%(b)                                          11/05/04    $ 7,325    $ 7,325,000
  Washington Housing Financing Committee
    Non-Profit Housing RB (Emerald Heights Project)
    Series 2003 DN (Bank of America N.A. LOC)
    (F-1+)
    1.80%(b)                                          11/01/04      6,280      6,280,000

                                                                             ===========
                                                                              48,035,000
                                                                             -----------
West Virginia - 0.2%
  West Virginia Economic Development Authority RB
    (Juvenile Correctional Project) Series 2002A DN
    (MBIA Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    1.83%(b)(c)                                       11/05/04      4,990      4,990,000
                                                                             -----------
Wisconsin - 1.4%
  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    1.87%(b)                                          11/05/04      8,100      8,100,000
  Southeast Wisconsin Professional Baseball Park
    RB (Wachovia Merlots Trust Receipts) Series
    2000Y DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    1.84%(b)                                          11/05/04      5,280      5,280,000
  Wisconsin State Health & Educational Facilities
    Authority RB (Edgewood College Project) Series
    1997 DN (Bank One N.A. LOC)
    1.87%(b)                                          11/05/04      6,415      6,415,000
  Wisconsin State Health & Educational Facilities
    Authority RB (Oakwood Village Project) Series
    2000B DN (Marshall & Ilsley Bank LOC) (A-1)
    1.80%(b)                                          11/05/04      2,435      2,435,000
  Wisconsin State Health & Educational Facilities
    Authority RB (St. Joseph's Community Hospital
    Project) Series 2001 DN (Marshall & Ilsley Bank
    LOC) (A-1)
    1.80%(b)                                          11/05/04     10,800     10,800,000

                                                                             ===========
                                                                              33,030,000
                                                                             -----------

28

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONCLUDED)

OCTOBER 31, 2004

                              VALUE
                        -----------------
TOTAL INVESTMENTS IN
SECURITIES -  99.8%
  (Cost                   $2,428,519,442
$2,428,519,442(a))
OTHER ASSETS IN EXCESS
OF
  LIABILITIES - 0.2%           4,249,495
                          --------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  1,812,833,646
Institutional Shares,
  82,328,879 Dollar
Shares,
  20,114,246 Cash
Management
  Shares, 437,589,345
Adminstration
  Shares, 28,191,637
Bear Stearns
  Shares and 51,798,674
Bear Stearns
  Private Client Shares   $2,432,768,937
                          ==============
outstanding)

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($1,812,752,803/1,812,833,646)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($82,322,692/82,328,879)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($20,113,694/20,114,246)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINSTRATION SHARE
      ($437,589,666/437,589,345)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS
        ($28,191,339/28,191,637)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
        ($51,798,743/51,798,674)            $  1.00
                                            =======

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2004, the Fund held 7.1% of its net assets, with a current market value of $173,570,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNICASH

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS - 100.7%
Alabama - 3.4%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
    1.96%(b)                                            11/05/04    $   975    $   975,001
  Columbia IDRB (Alabama Power Co. Project) Series
    1995B DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.74%(b)                                            11/01/04      2,600      2,600,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1998A AMT DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.84%(b)                                            11/01/04      5,400      5,400,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1999A DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.74%(b)                                            11/01/04     18,100     18,100,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    1.74%(b)                                            11/01/04     46,835     46,835,000
  Mobile County GO Series 2002 BAN (MBIA
    Insurance) (AAA, Aaa)
    5.00%                                               02/01/05        175        176,581
  Montgomery County Special Care Facilities
    Financing Authority RB (Baptist Medical Center
    Project) Series 1985A MB (A-1, Aaa)
    5.00%                                               05/01/05      1,220      1,241,492
  Steele Industrial Development Board RB Series
    2001 AMT DN (Southtrust Bank LOC)
    1.96%(b)                                            11/05/04      3,500      3,500,000
  Tuscaloosa IDRB Series 2000A AMT DN (Southtrust
    Bank LOC)
    2.01%(b)                                            11/05/04      1,425      1,425,000

                                                                               ===========
                                                                                80,253,074
                                                                               -----------
Alaska - 0.9%
  Alaska International Airports RB Series 2003
    PT-2061 DN (MBIA Insurance, Merrill Lynch &
    Co. SBPA)
    1.85%(b)                                            11/05/04      3,215      3,215,000
  Anchorage Wastewater RB Series 2004C-25 MB
    (MBIA Insurance, Wachovia Bank Liquidity
    Facility) (Aaa)
    1.70%                                               09/01/05      3,250      3,250,000
  Valdez Marine Terminal RB (Exxon Pipeline Co.
    Project) Series 1993B DN (A-1+, VMIG-1)
    1.65%(b)                                            11/01/04      8,800      8,800,000
  Valdez Marine Terminal RB (Phillips Transportation,
    Inc. Project) Series 1994 MB (ConocoPhillips Co.
    Guaranty) (A-2, MIG-2)
    1.80%                                               06/01/05      2,400      2,400,000
  Valdez Marine Terminal RB (Phillips Transportation,
    Inc. Project) Series 2002 MB (ConocoPhillips Co.
    Guaranty) (A-2, VMIG-2)
    1.50%                                               05/01/05      4,500      4,500,000

                                                                               ===========
                                                                                22,165,000
                                                                               -----------
Arizona - 2.6%
  Cochise County Solid Waste Disposal PCRB
    (Arizona Electric Co-op Project) Series 1994A
    AMT MB (National Rural Utilities LOC)
    (A-1, VMIG-1)
    1.55%                                               03/01/05     11,500     11,500,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Arizona (continued)
  Phoenix IDRB (Leggett & Platt Inc. Project) AMT DN
    (Wachovia Bank N.A. LOC)
    1.86%(b)                                            11/05/04    $ 5,170    $ 5,170,000
  Pima County IDA Single-Family Mortgage RB (Draw
    Down Project) Series 2003 MB (Trinity Funding
    Guaranty)
    1.93%                                               11/24/04      7,745      7,745,000
  Pima County IDA Single-Family Mortgage RB Series
    2002 DN (CDC Funding Guaranty)
    1.91%(b)                                            11/05/04     38,290     38,290,000

                                                                               ===========
                                                                                62,705,000
                                                                               -----------
Arkansas - 0.3%
  Arkansas Development Finance Authority RB
    (Waste Water Systems Project) Series 2004A MB
    (MBIA Insurance) (AAA)
    2.00%                                               12/01/04        935        935,692
  City of Blytheville IDRB (Nucor Corp. Project) Series
    1998 AMT DN (A-1+, P-1)
    1.85%(b)                                            11/05/04      3,000      3,000,000
  University of Arkansas RB (UAMS Campus Project)
    Series 2004A MB
    4.00%                                               11/01/05      1,645      1,677,752
  University of Arkansas RB Series 2004A MB
    4.00%                                               12/01/04        500        501,120

                                                                               ===========
                                                                                 6,114,564
                                                                               -----------
California - 7.1%
  California GO Series 2004A RAN (SP-1, MIG-1)
    3.00%                                               06/30/05      6,250      6,301,296
  California GO Series 2004 MB (A, A3)
    3.00%                                               03/01/05      8,000      8,040,725
  California Housing Finance Agency RB Series 2001J
    AMT DN (FSA Insurance, Lloyd's Bank PLC)
    (A-1+, VMIG-1)
    1.76%(b)                                            11/01/04     47,365     47,365,000
  California Housing Finance Agency RB Series 2002
    DN (MBIA Insurance, Lloyds Bank SBPA)
    (A-1+, VMIG-1)
    1.76%(b)                                            11/01/04     67,325     67,325,000
  California Pollution Control Financing Authority RB
    (Burney Forest Products Project) Series 1988A
    AMT DN (National Westminster LOC) (P-1)
    1.77%(b)                                            11/01/04     13,700     13,700,000
  California State Commercial Paper Series 2004 MB
    (Multiple LOCs)
    1.82%                                               12/08/04      5,000      5,000,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-353 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1C+)
    1.88%(b)                                            11/05/04     11,110     11,110,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-2001 AMT DN
    (Merrill Lynch & Co. Guaranty)
    1.88%(b)                                            11/05/04      2,500      2,500,000
  Los Angeles IDRB (P&C Poultry Distributors
    Project) Series 1998 DN (Comercia Bank N.A.
    LOC)
    1.92%(b)                                            11/05/04      2,500      2,500,000

30

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insurance) (A-1+, MIG-1)
    1.15%(b)                                          12/09/04    $ 4,000    $  4,000,000
  San Francisco City & County Airports Commission
    RB (International Airport Project) Series 2003
    PT-899 AMT DN (FSA Insurance, Merrill Lynch &
    Co. SBPA)
    1.85%(b)                                          11/05/04      2,380       2,380,000

                                                                             ============
                                                                              170,222,021
                                                                             ------------
Colorado - 1.5%
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co.
    Project) Series 1999A AMT DN (Bank One N.A.
    LOC)
    1.92%(b)                                          11/05/04      1,710       1,710,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2003 DN (AIG
    Insurance Guaranty) (AAA, MIG-1)
    1.18%(b)                                          11/01/04      4,000       4,000,000
  Denver City & County Airport RB Series 2002A-61
    AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                          11/05/04     10,980      10,980,000
  Denver City & County Airport RB Series 2003E DN
    (FGIC Insurance, Bank of New York LOC) (A-1+)
    1.84%(b)                                          11/05/04      2,300       2,300,000
  Denver City & County Airport RB Series 2003
    PA-1186 AMT DN (AMBAC Insurance, Merrill
    Lynch & Co. Guaranty)
    1.85%(b)                                          11/05/04      2,490       2,490,000
  Denver City & County Airport RB Series 2003
    PT-754 AMT DN (MBIA Insurance, Merrill Lynch
    & Co. SBPA)
    1.50%(b)                                          11/05/04      6,495       6,495,000
  Denver City & County Airport RB Series 2004
    PT-2112 AMT DN (XL Capital Insurance,
    Westdeutsche Landesbank Girozentrale SBPA)
    1.85%(b)                                          11/05/04      2,535       2,535,000
  Denver City & County Airport RB Series 2004
    PT-920 AMT DN (FSA Insurance, Merrill Lynch &
    Co. SBPA) (F-1+)
    1.85%(b)                                          11/05/04      1,500       1,500,000
  Denver Urban Renewal Authority Tax Increment RB
    Series 2004 PT-999 DN (Merrill Lynch Guaranty)
    (A-2, AA-)
    1.86%(b)                                          11/05/04      6,500       6,500,000
  El Paso County GO (Harrison School District No. 2
    Project) Series 1995 MB (AA, Aa3)
    7.05%                                             12/01/04      1,000       1,004,808

                                                                             ============
                                                                               39,514,808
                                                                             ------------
Connecticut - 0.5%
  Connecticut Housing Finance Authority RB
    (Mortgage Finance Project) Series 2003F-2 MB
    (SP-1+, VMIG-1)
    1.20%                                             12/22/04      7,000       7,000,000
  Danbury GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                             08/05/05      5,000       5,056,427

                                                                             ============
                                                                               12,056,427
                                                                             ------------
Delaware - 0.2%
  Delaware Economic Development Authority RB
    (Delmarva Power & Light Co. Project) Series 1994
    DN (Delmarva Power & Light Co., Guaranteed)
    (A-2, VMIG-2)
    2.10%(b)                                          11/01/04      4,700       4,700,000
                                                                             ------------

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
District of Columbia - 0.4%
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance, Merrill
    Lynch SBPA)
    1.90%(b)                                          11/05/04    $ 4,315    $  4,315,000
  Metropolitan Washington D.C. Airport Authority
    System RB Series 2003 PT-1991 AMT DN (AIG
    Insurance Guaranty, Merrill Lynch & Co. SBPA)
    (F-1+)
    1.85%(b)                                          11/05/04      3,240       3,240,000
  Metropolitan Washington D.C. Airport Authority
    System RB Series 2004-013 AMT DN (MBIA
    Insurance, Merrill Lynch SBPA)
    1.85%(b)                                          11/05/04      2,745       2,745,000

                                                                             ============
                                                                               10,300,000
                                                                             ------------
Florida - 3.4%
  Bay County Housing Finance Authority RB Series
    2002A AMT DN (XL Capital Insurance Co.
    Guaranty)
    1.81%(b)                                          11/05/04      6,705       6,704,665
  Florida Development Finance Corp. IDRB
    (Enterprise Bond Program Project) Series
    2004A-1 DN (Wachovia Bank LOC)
    1.96%(b)                                          11/05/04      3,200       3,200,000
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    2.89%(b)                                          11/05/04      6,000       6,000,000
  Hillsborough Aviation Authority RB Series 2003
    PT-745 AMT DN (MBIA Insurance, Svenska Bank
    SBPA) (F-1+)
    1.85%(b)                                          11/05/04      2,500       2,500,000
  Hillsborough County Aviation Authority RB (Stars
    Certificate Project) Series 2004-108 AMT DN
    1.85%(b)                                          11/05/04      4,045       4,045,000
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project) Series
    2002 AMT DN (Huntington National Bank LOC)
    2.05%(b)                                          11/05/04      2,055       2,055,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series 2000
    AMT DN (Branch Banking & Trust Co. LOC)
    1.90%(b)                                          11/05/04      2,580       2,580,000
  Lee County Airport RB Series 2004 AMT DN (FSA
    Insurance, Merrill Lynch SBPA)
    1.85%(b)                                          11/05/04      1,575       1,575,000
  Lee County IDRB Series 1997 AMT DN (SunTrust
    Bank LOC)
    1.91%(b)                                          11/05/04      1,930       1,930,000
  Orange County Housing Finance Authority RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PT-2106 AMT DN (Merrill Lynch Capital
    Services SBPA) (VMIG-1)
    1.86%(b)                                          11/05/04      4,280       4,280,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA)
    1.86%(b)                                          11/05/04      3,200       3,200,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-009 AMT DN
    (CDC Funding Insurance, Rabobank SBPA)
    1.86%(b)                                          11/05/04      6,250       6,250,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-933 AMT DN
    (Merrill Lynch Liquidity Facility, Rabobank SBPA)
    1.86%(b)                                          11/05/04      3,330       3,330,000

                                                                              31

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Pinellas County IDRB Series 2004 AMT DN (Trinity
    Insurance, Wachovia Bank N.A. LOC, Rabobank
    SBPA)
    1.96%(b)                                         11/05/04    $ 1,200    $ 1,200,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984D
    MB (National Rural Utilities LOC) (A-1)
    1.40%                                            12/15/04     11,250     11,250,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984H-3
    MB (National Rural Utilities LOC) (A-1, MIG-1)
    1.53%                                            03/15/05      2,140      2,140,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 2003H-4
    MB (National Rural Utilities LOC) (A-1)
    1.53%                                            03/15/05      8,000      8,000,000
  St. John's County Housing Finance Authority RB
    (Summerset Village Multi-Family Project) Series
    2004 AMT DN (A-1+, VMIG-1)
    1.83%(b)                                         11/05/04      5,000      5,000,000
  Tampa Bay Water Utilities System RB Series
    2004C-21 MB (FGIC Insurance, Wachovia Bank
    SBPA) (Aaa)
    1.63%                                            08/24/05      5,965      5,965,000

                                                                            ===========
                                                                             81,204,665
                                                                            -----------
Georgia - 3.0%
  Atlanta Airport RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-901 AMT DN (FGIC
    Insurance, Merrill Lynch Captial Services SBPA)
    1.85%(b)                                         11/05/04      6,175      6,175,000
  Atlanta Airport RB Series 2004C-14 AMT DN (FSA
    Insurance, Wachovia Bank) (VMIG-1)
    1.89%(b)                                         11/05/04      2,800      2,800,000
  Clayton County Development Authority RB (Delta
    Airlines Project) Series 2000B DN (General
    Electric Capital Corp. LOC) (A-1+, VMIG-1)
    1.83%(b)                                         11/05/04      3,655      3,655,000
  Cobb County Multi-Family Housing Authority RB
    Series 2003 PT-1963 AMT DN (Merrill Lynch &
    Co. Guaranty)
    1.90%(b)                                         11/05/04     11,120     11,120,000
  Cobb County Multi-Family Housing Authority RB
    Series 2004 PT-2221 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+, AA-)
    1.90%(b)                                         11/05/04     21,350     21,350,000
  Dooly County IDRB (Hamburg Enterprises Project)
    Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
    1.85%(b)                                         11/05/04      1,000      1,000,000
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)                                         11/05/04      3,470      3,470,000
  Gordon County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997A AMT DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                         11/05/04      1,000      1,000,000
  Gordon County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997B DN (Wachovia Bank N.A.
    LOC)
    1.86%(b)                                         11/05/04      1,000      1,000,000
  Griffin-Spalding County IDRB (Woodland Industries
    Project) Series 2000 AMT DN (Wachovia Bank
    N.A. LOC) (A-1+)
    1.91%(b)                                         11/05/04      1,950      1,950,000

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Gwinnett County IDRB (Suzanna Project) Series
    2001A AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.91%(b)                                         11/05/04    $ 3,250    $ 3,250,000
  Laurens County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                         11/05/04      1,000      1,000,000
  Roswell Public Improvement GO Series 1995 MB
    (AAA, Aaa)
    5.45%                                            02/01/05      1,000      1,030,734
  Thomaston-Upson IDRB (Southern Mills Project)
    Series 1999 DN (Wachovia Bank N.A. LOC)
    1.91%(b)                                         11/05/04      4,940      4,940,000
  Wayne County IDRB (Absorption Corp. Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC)
    1.90%(b)                                         11/05/04      4,900      4,900,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                         11/05/04      3,100      3,100,000

                                                                            ===========
                                                                             71,740,734
                                                                            -----------
Hawaii - 0.8%
  Hawaii Airport Systems Municipal Securities Trust
    Certificates RB (Bigelow Project) Series 2001A
    AMT DN (FGIC Insurance, Bear Stearns SBPA)
    (A-1)
    1.86%(b)(c)                                      11/05/04      8,800      8,800,000
  Hawaii Airport Systems RB Series 2003 PT-830 DN
    (Merrill Lynch & Co. Guaranty)
    1.85%(b)                                         11/05/04      2,230      2,230,000
  Hawaii Airport Systems RB Series 2004 PT-2310
    AMT DN (FGIC Insurance, Merrill Lynch SBPA)
    1.85%(b)                                         11/05/04      1,345      1,345,000
  Hawaii Department of Budget & Finance RB Series
    2003 PA-1224 AMT DN (AMBAC Insurance,
    Merrill Lynch & Co. SBPA) (A-1, Aaa)
    1.85%(b)                                         11/05/04      2,340      2,340,000
  Hawaii Department of Budget & Finance RB Series
    2003 PA-1244 AMT DN (AMBAC Insurance,
    Merrill Lynch & Co. SBPA) (F-1+)
    1.85%(b)                                         11/05/04      2,500      2,500,000
  Hawaii Housing Finance & Development
    Corporation Single Family Mortgage RB Series
    2001A-15 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                         11/05/04      2,465      2,465,000

                                                                            ===========
                                                                             19,680,000
                                                                            -----------
Illinois - 2.3%
  Chicago IDRB (Promise Candy Project) Series 2001
    AMT DN (Lasalle National Bank LOC)
    1.89%(b)                                         11/05/04      3,765      3,765,000
  Chicago O'Hare International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2003
    PT-1993 AMT DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    1.85%(b)                                         11/05/04      1,070      1,070,000

32

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago O'Hare International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004 PT-925
    AMT MB (Merrill Lynch Capital Services SBPA)
    1.50%                                            05/05/05     $4,025    $ 4,025,000
  Chicago O'Hare International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004 PT-933
    AMT MB (Merrill Lynch Capital Services SPBA)
    1.25%                                            04/08/05      3,025      3,025,000
  Chicago O'Hare International Airport RB (Stars
    Certificates Banque Nationale de Paribas) Series
    2004-56 AMT DN (Banque Nationale de Paribas
    LOC)
    1.85%(b)                                         11/05/04      2,220      2,220,000
  Chicago O'Hare International Airport RB (Wachovia
    Merlots Trust Receipts) Series 2001A-85 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                         11/05/04      5,630      5,630,000
  Chicago O'Hare International Airport Special
    Facility RB (American Airlines Project) Series
    2004 PT-980 AMT DN (Merrill Lynch SBPA)
    1.85%(b)                                         11/05/04      1,330      1,330,000
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch SBPA)
    1.88%(b)                                         11/05/04      2,115      2,115,000
  Cicero GO Series 2002 MB
    3.00%                                            12/01/04        225        225,343
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (Lasalle National Bank LOC)
    (A-1+)
    1.96%(b)                                         11/05/04      1,665      1,665,000
  Flora RB (Heritage Woods Project) Series 2001 AMT
    DN (Federal Home Loan Bank Guaranty) (A-1+)
    1.89%(b)                                         11/05/04      1,250      1,250,000
  Harvard Multi-Family Housing RB (Northfield Court
    Project) Series 1999 AMT DN (Lasalle National
    Bank LOC) (A-1+)
    1.95%(b)                                         11/05/04      7,350      7,350,000
  Illinois Development Finance Authority IDRB (Big
    Bolt Corp. Project) Series 1996 AMT DN
    (ABN-AMRO Bank N.V. LOC)
    1.93%(b)                                         11/05/04      2,600      2,600,000
  Illinois Development Finance Authority IDRB (Cano
    Packaging Corp. Project) Series 2001 AMT DN
    (Lasalle National Bank LOC)
    1.89%(b)                                         11/05/04      2,270      2,270,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (Lasalle National Bank LOC)
    1.93%(b)                                         11/05/04      2,000      2,000,000
  Illinois Development Finance Authority RB
    (Adventist Health Project) Series 1997A MB
    (MBIA Insurance LOC) (AAA, Aaa)
    5.75%                                            11/15/04      1,150      1,151,989
  Illinois Industrial Development Finance Authority
    RB (Mason Corp. Project) Series 2000A AMT DN
    (Lasalle National Bank LOC)
    1.93%(b)                                         11/05/04      5,055      5,055,000
  Metropolitan Pier & Exposition Authority Dedicated
    State Tax RB Series 2004RR ROCS-II-310 DN
    (MBIA Insurance, Citibank SBPA) (A-1+, VMIG-1)
    1.89%(b)                                         11/05/04      3,000      3,000,000
  Naperville Economic Development Authority RB
    (Independence Village Associates Project) Series
    1994 DN (National City Bank N.A. LOC)
    1.84%(b)                                         11/05/04      1,755      1,755,000

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    1.94%(b)                                         11/05/04     $  855    $   855,000
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    1.89%(b)                                         11/05/04      1,900      1,900,000

                                                                            ===========
                                                                             54,257,332
                                                                            -----------
Indiana - 2.5%
  Anderson Economic Development RB (Printer Zink
    Inc. Project) Series 2004A DN (U.S. Bancorp LOC)
    1.93%(b)                                         11/05/04      2,860      2,860,000
  Bremen IDRB (Universal Bearings, Inc. Project)
    Series 1996A AMT DN (KeyBank N.A. LOC)
    (A-1, P-1)
    1.91%(b)                                         11/05/04      1,975      1,975,000
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    1.94%(b)                                         11/05/04      1,110      1,110,000
  Elkhart Economic Development RB (Jameson Inns,
    Inc. Project) AMT DN (Firstar Bank N.A. LOC)
    1.97%(b)                                         11/05/04      2,920      2,920,000
  Elkhart Industrial Multi-Family RB (Pedcor
    Investments Living LP Project) Series 2002A AMT
    DN (Federal Home Loan Bank Guaranty) (VMIG-1)
    1.85%(b)                                         11/05/04      8,000      8,000,000
  Elkhart Industrial Multi-Family RB (Pedcor
    Investments Living LP Project) Series 2002B AMT
    DN (Federal Home Loan Bank Guaranty) (VMIG-1)
    1.85%(b)                                         11/05/04        900        900,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    1.89%(b)                                         11/05/04      1,970      1,970,000
  Huntingburg Multi-Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    1.94%(b)                                         11/05/04      2,350      2,350,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    1.92%(b)                                         11/05/04        950        950,000
  Indiana Development Finance Authority Economic
    Development RB (Timerland Resources Project)
    Series 2001 DN (Southtrust Bank LOC)
    1.96%(b)                                         11/05/04        930        930,000
  Indiana Development Finance Authority IDRB
    (Enterprise Center II Project) Series 1992 AMT
    DN (Bank One N.A. LOC) (A-1)
    1.85%(b)                                         11/05/04      3,000      3,000,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    1.92%(b)                                         11/05/04      4,900      4,900,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp. Project)
    Series 2002 AMT DN (National City Bank N.A.
    LOC)
    1.89%(b)                                         11/05/04      2,300      2,300,000

                                                                              33

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Indiana Port Commission RB (Kosmos Cement
    Project) Series 2000 AMT DN (Wachovia Bank
    N.A. LOC) (A-1+)
    1.96%(b)                                           11/05/04    $ 5,500    $ 5,500,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004B-21 DN (FGIC Insurance,
    Wachovia Bank SBPA) (A-1)
    1.84%(b)                                           11/05/04      2,000      2,000,000
  Indianapolis Economic Development Authority RB
    (Herff Jones, Inc. Project) Series 1994 AMT DN
    (Lasalle National Bank LOC)
    1.89%(b)                                           11/05/04      4,100      4,100,000
  Indianapolis IDRB (Public Import Board Project)
    Series 2003 PT-731 AMT DN (FSA Insurance,
    Danske Bank LOC) (A-1)
    1.85%(b)                                           11/05/04      2,550      2,550,000
  Jeffersonville Economic Development Authority RB
    (Scansteel Project) Series 1998 AMT DN (National
    City Bank N.A. LOC)
    1.94%(b)                                           11/05/04      1,200      1,200,000
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City Bank
    N.A. LOC)
    1.95%(b)                                           11/05/04      2,500      2,500,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000 AMT
    DN (National City Bank N.A. LOC)
    1.94%(b)                                           11/05/04      1,075      1,075,000
  South Bend Economic Development Authority RB
    (SGW Realty LLC Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    1.94%(b)                                           11/05/04        950        950,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development LLC
    Project) Series 2002 DN (National City Bank N.A.
    LOC)
    1.89%(b)                                           11/05/04      3,450      3,450,000
  Terre Haute Industrial Economic Development RB
    (Jameson Inns, Inc. Project) Series 1999 AMT DN
    (Firstar Bank N.A. LOC) (A-1C+)
    1.97%(b)                                           11/05/04      3,310      3,310,000

                                                                              ===========
                                                                               60,800,000
                                                                              -----------
Iowa - 0.3%
  Cedar Rapids Community School District GO Series
    2004 MB
    3.00%                                              06/30/05      2,500      2,519,444
  Dallas County IDRB (Sioux City Brick Project) Series
    2000A AMT DN (First Bank Systems LOC)
    1.92%(b)                                           11/05/04      1,000      1,000,000
  Urbandale IDRB (Interstate Acres LP Project)
    Series 1994 DN (Principle Mutual Life Insurance
    Guaranty)
    2.06%(b)                                           11/05/04      6,000      6,000,000
  West Burlington IDRB (Borghi Oilhydraulic Project)
    Series 2001A AMT DN (Bank One N.A. LOC)
    1.92%(b)                                           11/05/04        975        975,000

                                                                              ===========
                                                                               10,494,444
                                                                              -----------
Kansas - 0.2%
  Shawnee Private Activity RB (Simmons Co. Project)
    AMT DN (SunTrust Bank LOC) (A-1+, VMIG-1)
    1.84%(b)                                           11/05/04      2,185      2,185,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Kansas (continued)
  Wichita Airport Flight Safety RB Series 1990A AMT
    DN (Berkshire Hathaway, Inc. Guaranty)
    (AAA, VMIG-1)
    1.86%(b)                                           11/05/04    $ 3,500    $ 3,500,000

                                                                              ===========
                                                                                5,685,000
                                                                              -----------
Kentucky - 3.9%
  Boyd County Sewer & Solid Waste RB (Air Products
    & Chemicals Project) Series 2003 AMT DN
    1.87%(b)                                           11/05/04      1,275      1,275,000
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    1.97%(b)                                           11/05/04      1,120      1,120,000
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    1.75%                                              04/15/05     11,015     11,015,000
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    2.02%(b)                                           11/05/04      1,990      1,990,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    1.97%(b)                                           11/05/04      1,295      1,295,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    1.96%(b)                                           11/05/04      1,156      1,156,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    1.92%(b)                                           11/05/04      1,965      1,965,000
  Kenton County Airport Board RB (Cincinnati/
    Northern Kentucky Airport Project) Series 1997A
    AMT MB (MBIA Insurance)
    5.75%                                              03/01/05      1,490      1,511,630
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    1.92%(b)                                           11/05/04        900        900,000
  Kentucky Economic Development Finance Authority
    RB (Hospital Facilities Project) Series 2001-509
    DN (Merrill Lynch SBPA, National Australia Bank)
    1.86%(b)                                           11/05/04     28,000     28,000,000
  Kentucky Housing Corporation Single Family
    Mortgage RB Series 2003 PT-740 AMT DN (FGIC
    Insurance, Merrill Lynch & Co. Guaranty)
    1.86%(b)                                           11/05/04     16,415     16,415,000
  Kentucky Housing Corporation Single Family
    Mortgage RB Series 2003 PT-863 AMT DN (FGIC
    Insurance, Merrill Lynch & Co. Guaranty)
    (VMIG-1)
    1.86%(b)                                           11/05/04      3,025      3,025,000
  Kentucky Housing Corporation Single Family
    Mortgage RB Series 2003 PT-868 AMT DN (FGIC
    Insurance, Merrill Lynch & Co. Guaranty)
    (VMIG-1)
    1.86%(b)                                           11/05/04        240        240,000
  Mason County RB (School District Finance Corp.
    School Building Project) Series 2004 MB
    2.00%                                              03/01/05        230        230,682

34

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998 AMT DN (Fifth
    Third Bank N.A. LOC)
    1.89%(b)                                           11/05/04    $ 1,205    $ 1,205,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998B AMT DN
    (Fifth Third Bank N.A. LOC)
    1.89%(b)                                           11/05/04      1,545      1,545,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1999B-3 AMT DN
    (Fifth Third Bank N.A. LOC)
    1.89%(b)                                           11/05/04      3,460      3,460,000
  Pulaski County Solid Waste Disposal RB (Natural
    Rural Utilities for East Kentucky Power Project)
    Series 1993B AMT MB (MIG-1)
    1.50%                                              02/15/05      2,350      2,350,000
  Trimble County PCRB MB (Louisville Gas & Electric
    Guaranty)
    1.78%                                              12/08/04     15,000     15,000,000

                                                                              ===========
                                                                               93,698,312
                                                                              -----------
Louisiana - 2.3%
  Donaldsonville IDRB (John Folse & Co., Inc. Project)
    Series 2003 DN (Amsouth Bank LOC)
    1.86%(b)                                           11/05/04      2,150      2,150,000
  Iberville Parish PCRB (Air Products & Chemicals
    Project) Series 1992 DN (A-1)
    1.85%(b)                                           11/05/04      2,200      2,200,000
  Jefferson Parish Home Mortgage Authority RB
    (P-Float Trust Receipts) Series 2000B PT-340
    AMT DN (Bayerische Landesbank Girozentrale
    LOC) (A-1C+)
    1.85%(b)                                           11/05/04      2,380      2,380,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo Bank
    Nederland LOC)
    2.06%(b)                                           11/05/04      3,035      3,035,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Ouachita Christian School, Inc. Project) Series
    2002 DN (Bank One N.A. LOC)
    2.01%(b)                                           11/05/04      1,515      1,515,000
  Louisiana Gas & Fuel Tax RB Series 1999A MB (FSA
    Insurance) (Aaa)
    5.00%                                              11/15/04      3,700      3,705,329
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Capital & Equipment Programs Project) Series
    2003A DN (AMBAC Insurance, BNP Paribas
    Liquidity Facility) (A-A+, Aaa)
    1.86%(b)                                           11/05/04     23,985     23,985,000
  Louisiana Public Facilities Authority RB (Air
    Products & Chemicals Project) Series 2002 AMT
    DN (Hibernia Bank LOC) (A-1, P-1)
    1.87%(b)                                           11/05/04      5,000      5,000,000
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    1.86%(b)                                           11/05/04      2,725      2,725,000
  Plaquemines Port Harbor & Terminal Distribution
    Port Facilities RB (International Marine Terminal
    Project) Series 1984A MB (Chevron Texaco Co.
    Guaranty)
    1.08%                                              03/15/05      7,500      7,500,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
  Port New Orleans Board Commission Port Facility
    RB Series 2001 MB
    4.62%                                              04/01/05    $ 1,080    $ 1,094,116

                                                                              ===========
                                                                               55,289,445
                                                                              -----------
Maine - 1.2%
  Maine Housing Authority RB (General Housing
    Project) Series 2004-003 AMT DN (Trinity
    Insurance GIC, Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1, Aaa)
    1.86%(b)                                           11/05/04     11,395     11,395,000
  Maine Housing Authority RB (General Housing
    Project) Series 2004-006 AMT DN (Trinity
    Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                           11/05/04      6,250      6,250,000
  Maine Housing Authority RB (General Housing
    Project) Series 2004-012 AMT DN (Trinity
    Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                           11/05/04      3,330      3,330,000
  Maine Housing Authority RB (General Housing
    Project) Series 2004-2352 AMT DN (Trinity
    Insurance GIC, Merrill Lynch & Co. Liquidity
    Facility)
    1.86%(b)                                           11/05/04      7,425      7,425,000

                                                                              ===========
                                                                               28,400,000
                                                                              -----------
Maryland - 5.3%
  Baltimore County RB (Golf Systems Project ) Series
    2001 DN (M&T Bank Corp. LOC) (A-2)
    1.84%(b)                                           11/05/04      5,000      5,000,000
  Baltimore County RB (St. Paul's School for Girls
    Facility Project) Series 2000 DN (M&T Bank Corp.
    LOC) (A-1)
    1.84%(b)                                           11/05/04      8,315      8,315,000
  Howard County RB (Glenelg Country School Project)
    Series 2001 DN (M&T Bank Corp. LOC) (A-1)
    1.76%(b)                                           11/05/04      3,515      3,515,000
  Maryland Community Development Administration
    RB (Department of Housing & Community
    Development - Barrington Project) Series 2003A
    AMT DN (Federal National Mortgage Association
    Guaranty)
    1.77%(b)                                           11/05/04     28,975     28,975,000
  Maryland Economic Development Corporation RB
    (Assisted Catholic Charities Project) Series 2004
    DN (VMIG-1)
    1.76%(b)                                           11/05/04      3,935      3,935,000
  Maryland Economic Development Corporation RB
    (Associated Catholic, Inc. Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    1.84%(b)                                           11/05/04      4,990      4,990,000
  Maryland Economic Development Corporation RB
    (Joe Corbis Pizza Project) Series 2000 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    1.91%(b)                                           11/01/04      1,425      1,425,000
  Maryland Economic Development Corporation RB
    (John Schmitz Project) Series 2000E AMT DN
    (M&T Bank Corp. LOC)
    1.81%(b)                                           11/05/04      2,135      2,135,000
  Maryland Economic Development Corporation RB
    (Lithographing Co. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    1.91%(b)                                           11/05/04      3,170      3,170,000

                                                                              35

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Economic Development Corporation RB
    (Mirage-Tucker LLC Facility Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    1.91%(b)                                         11/05/04    $ 1,350    $  1,350,000
  Maryland Economic Development Corporation RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    1.91%(b)                                         11/05/04      6,200       6,200,000
  Maryland Economic Development Corporation RB
    (Redrock LLC Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    1.91%(b)                                         11/05/04      2,500       2,500,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC)
    1.81%(b)                                         11/05/04      9,800       9,800,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    1.83%(b)                                         11/05/04      5,820       5,820,000
  Maryland Health & Higher Education Facilities
    Authority RB (Roland Park Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    1.84%(b)                                         11/05/04      5,440       5,440,000
  Maryland Industrial Development Financing
    Authority RB (Brass Mill Road Project) Series
    1995 DN (M&T Bank Corp. LOC) (A-1)
    1.90%(b)                                         11/05/04      1,245       1,245,000
  Maryland Industrial Development Financing
    Authority RB (Patapsco Association Project)
    Series 1995 DN (M&T Bank Corp. LOC) (A-1)
    1.90%(b)                                         11/05/04      1,225       1,225,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    1.83%(b)                                         11/05/04      4,555       4,555,000
  Montgomery County Housing Finance Authority RB
    Series 2001-1276 DN (Merrill Lynch & Co.
    Guaranty) (A-1)
    1.90%(b)                                         11/05/04      8,790       8,790,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    1.84%(b)                                         11/05/04      2,800       2,800,000
  Northeast Solid Waste Disposal Authority RB Series
    2003 PT-766 AMT DN (AMBAC Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA)
    1.85%(b)                                         11/05/04      7,730       7,730,000
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    1.65%(b)                                         11/01/04      3,500       3,500,000
  Washington County RB (Conservit Inc. Facility
    Project) Series 2004 DN (M&T Bank LOC)
    1.91%(b)                                         11/05/04      2,400       2,400,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT DN
    (Bank One N.A. LOC) (VMIG-1)
    1.92%(b)                                         11/05/04      1,400       1,400,000

                                                                            ============
                                                                             126,215,000
                                                                            ------------
Massachusetts - 4.3%
  Auburn GO Series 2004 BAN (MIG-1)
    2.50%                                            06/17/05      7,000       7,037,839

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
  Hull County GO Series 2004 BAN (SP-1+)
    3.00%                                            07/14/05    $23,000    $ 23,207,692
  Massachusetts GO Series 1994C MB (AAA, Aaa)
    6.30%                                            11/01/04      1,500       1,515,000
  Millbury GO Series 2004 BAN
    2.00%                                            01/21/05     23,860      23,905,854
  Milton GO Series 2004 BAN (MIG-1)
    2.75%                                            09/23/05     10,500      10,602,408
  Reading GO Series 2004 BAN
    2.25%                                            01/07/05     14,500      14,528,586
  Weston GO Series 2004 BAN
    2.75%                                            02/11/05      1,543       1,548,748
  Whitman Hanson Regional School District GO
    Series 2004 BAN (SP-1+, MIG-1)
    2.50%                                            01/14/05     17,730      17,772,247
  Worcester GO Series 2004A MB (AAA, Aaa)
    5.00%                                            08/15/05      3,540       3,635,172

                                                                            ============
                                                                             103,753,546
                                                                            ------------
Michigan - 3.6%
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                         11/05/04      2,500       2,500,000
  Detroit Economic Development Corporation RB
    (E.H. Association Ltd. Project) Series 2002 DN
    (Charter One Bank LOC)
    1.84%(b)                                         11/05/04      1,290       1,290,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    1.55%                                            08/04/05      4,100       4,100,000
  Detroit Sewer & Disposal RB Series 2003B-41 DN
    (Wachovia Bank N.A. LOC)
    1.84%(b)                                         11/05/04        800         800,000
  Michigan Municipal Bond Authority RB Series
    2004B-2 BAN (J.P. Morgan Chase & Co. LOC)
    (SP-1+)
    3.00%                                            08/23/05     20,000      20,227,503
  Michigan State Hospital Finance Authority RB
    (Crittenton Hospital Project) Series 2003A DN
    (Comercia Bank N.A. LOC)
    1.75%(b)                                         11/01/04      7,500       7,500,000
  Michigan State Housing Development Authority RB
    Series 2002D MB (FSA Insurance) (A-1+)
    1.20%                                            12/15/04      5,375       5,375,000
  Michigan Strategic Fund Limited Obligation RB
    (Alpha Technology Corp. Project) Series 1997
    AMT DN (National City Bank N.A. LOC)
    1.89%(b)                                         11/05/04        600         600,000
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT DN
    (Bank One N.A. LOC)
    1.92%(b)                                         11/05/04      3,200       3,200,000
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    1.94%(b)                                         11/05/04      1,000       1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    1.92%(b)                                         11/05/04      2,315       2,315,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    1.92%(b)                                         11/05/04      4,400       4,400,000

36

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Strategic Fund Limited Obligation RB (Kay
    Screen Printing, Inc. Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    1.92%(b)                                          11/05/04    $ 1,300    $ 1,300,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project) Series
    2001 DN (Bank of America N.A. LOC)
    1.95%(b)                                          11/05/04      2,455      2,455,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001 AMT
    DN (Huntington National Bank LOC)
    1.96%(b)                                          11/05/04        740        740,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series 2001
    AMT DN (Comerica Bank N.A. LOC)
    1.92%(b)                                          11/05/04      3,350      3,350,000
  Michigan Strategic Fund Limited Obligation RB
    (Sparta Foundry, Inc. Project) Series 1999 AMT
    DN (Old Kent Bank & Trust Co. LOC)
    1.94%(b)                                          11/05/04        350        350,000
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    1.92%(b)                                          11/05/04      2,860      2,860,000
  Michigan Strategic Fund Limited Obligation RB (VK
    & W Investors LLC Project) Series 2000 AMT DN
    (Comerica Bank N.A. LOC)
    1.92%(b)                                          11/05/04      1,860      1,860,000
  Oakland County Economic Development Corp.
    (Exhibit Enterprises, Inc. Project) Series 2004
    AMT DN (Commerce Bank LOC)
    1.92%(b)                                          11/05/04      6,375      6,375,000
  Oakland County Educational Limited Obligation RB
    Series 2000 AMT DN (Bank One N.A. LOC)
    1.92%(b)                                          11/05/04      4,800      4,800,000
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington Bank LOC)
    1.82%(b)                                          11/05/04      8,000      8,000,000

                                                                             ===========
                                                                              85,397,503
                                                                             -----------
Minnesota - 0.8%
  Becker IDRB (Plymouth Foam Project) Series 2004
    AMT DN (Amsouth Bancorp. LOC)
    1.95%(b)                                          11/05/04      2,500      2,500,000
  Duluth GO (Tax & Aid Certificates Project) Series
    2004 MB (A-1, A1)
    2.00%                                             12/31/04      8,000      8,012,477
  Hennepin County GO Series 2000B DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1C+, VMIG-1)
    1.64%(b)                                          11/05/04        400        400,000
  Minneapolis & St. Paul Metropolitan Airports
    Commission RB Series 2003 PT-727 AMT DN
    (FGIC Insurance, BNP Paribas SBPA) (A-1+)
    1.85%(b)                                          11/05/04      1,800      1,800,000
  Minneapolis & St. Paul Metropolitan Airports
    Commission RB Series 2004 AMT DN (FGIC
    Insurance, Merrill Lynch & Co. SBPA)
    1.85%(b)                                          11/05/04      1,600      1,600,000
  Plymouth IDRB (Scoville Press, Inc. Project) Series
    1994 DN (Wells Fargo Bank LOC)
    1.89%(b)                                          11/05/04      1,470      1,470,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Winona Independent School District No. 861 GO
    Series 2004A MB
    3.00%                                             08/06/05    $ 3,590    $ 3,624,828

                                                                             ===========
                                                                              19,407,305
                                                                             -----------
Mississippi - 0.5%
  Mississippi Business Finance Corporation RB
    (Mississippi Baking Co. LLC Project) Series 1995
    DN (M&T Bank Corp. LOC)
    1.91%(b)                                          11/05/04      4,080      4,080,000
  Mississippi Business Finance Corporation RB
    (Shuqualak Lumber Co. Project) Series 2001 AMT
    DN (Bank One N.A. LOC, J.P. Morgan Chase Bank
    LOC)
    1.92%(b)                                          11/05/04      2,500      2,500,000
  Mississippi Business Finance Corporation RB
    (Utilities Optimization Project) Series 2002A AMT
    DN
    2.01%(b)                                          11/05/04      1,000      1,000,000
  Mississippi Development Bank Special Obligation
    RB (Harrison Mississippi Bond Program) Series
    2003 DN (AMBAC Insurance, Banque Nationale
    de Paribas SBPA)
    1.86%(b)                                          11/05/04      3,760      3,760,000

                                                                             ===========
                                                                              11,340,000
                                                                             -----------
Missouri - 0.8%
  Bridgeton IDRB (Gold Dust LLC Project) AMT DN
    (Commerce Bank N.A. LOC)
    1.95%(b)                                          11/05/04      1,225      1,225,000
  Medical Center Educational Building Corporation
    RB (Adult Hospital Project) Series 2001 DN
    (Amsouth Bank of Alabama LOC) (A-1)
    1.77%(b)                                          11/05/04     11,100     11,100,000
  Missouri Housing Development Commission Single
    Family Mortgage RB Series 2003 PT-2038 DN
    (Government National Mortgage Association
    Insurance, Merrill Lynch & Co. SBPA) (A-1, Aaa)
    1.85%(b)                                          11/05/04      2,690      2,690,000
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    1.90%(b)                                          11/05/04      1,920      1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    1.92%(b)                                          11/05/04      3,430      3,430,000
  St. Charles County IDRB (Peine Lake Apartments
    Project) Series 2004 AMT DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                          11/05/04      2,150      2,150,000

                                                                             ===========
                                                                              22,515,000
                                                                             -----------
Montana - 0.2%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2001A-41 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                          11/05/04      1,260      1,260,000

                                                                              37

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Montana (continued)
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                         11/05/04    $ 2,645    $  2,645,000

                                                                            ============
                                                                               3,905,000
                                                                            ------------
Multi-State - 7.3%
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 AMT DN
    (Merrill Lynch & Co. Guaranty)
    1.90%(b)(c)                                      11/05/04     27,860      27,860,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2121 AMT
    DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)(c)                                      11/05/04     18,990      18,990,000
  Charter Mac Floater Certificate Trust RB Series
    2004 AMT DN (Merrill Lynch & Co. Guaranty)
    (A-1, VMIG-1)
    1.93%(b)(c)                                      11/05/04      2,500       2,500,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-17 DN (Multiple LOC) (A-1+)
    1.91%(b)(c)                                      11/05/04     70,530      70,530,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-18 DN (Multiple LOC) (A-1+)
    1.91%(b)(c)                                      11/05/04     37,795      37,795,000
  Munimae Tax Exempt Board Subsidary LLC Series
    2004 AMT DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)(c)                                      11/05/04     14,265      14,265,000
  Munimae Trust RB (Merrill Lynch P-Float Trust
    Receipts) Series 2002 PT-617 DN (Merrill Lynch
    Capital Services SBPA) (A-1)
    1.86%(b)(c)                                      11/05/04      3,000       3,000,000

                                                                            ============
                                                                             174,940,000
                                                                            ------------
Nevada - 0.1%
  Clark County Passenger Facility Charge RB (Las
    Vegas-McCarran Airport Project) Series 2002
    AMT MB (MBIA Insurance)
    4.00%                                            07/01/05      1,630       1,655,762
  Nevada Housing Finance Authority RB (Sundance
    Village Project) Series 2004 AMT DN (Citibank
    LOC)
    1.82%(b)                                         11/05/04        100         100,000

                                                                            ============
                                                                               1,755,762
                                                                            ------------
New Hampshire - 0.2%
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A. LOC)
    1.91%(b)                                         11/05/04      1,385       1,385,000
  New Hampshire Housing Finance Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-51 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                         11/05/04      1,535       1,535,000
  New Hampshire Housing Finance Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-82 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                         11/05/04      1,330       1,330,000

                                                                            ============
                                                                               4,250,000
                                                                            ------------
New Jersey - 2.5%
  Burlington County GO Series 2004 BAN
    2.00%                                            08/05/05      4,000       4,010,563

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  Haddon Township GO Series 2004 BAN
    2.00%                                            04/22/05    $ 3,000    $  3,008,511
  Hudson County Certificates of Participation Series
    2001A-35 DN (MBIA Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    1.80%(b)                                         11/05/04      4,925       4,925,000
  Metuchen GO Series 2004 BAN
    2.50%                                            01/06/05      8,389       8,404,718
  New Jersey Economic Development Authority RB
    (P-Float Trust Receipts) Series 2004 MT-028 DN
    (Ace Insurance, Merrill Lynch SBPA) (A-1)
    1.80%(b)                                         11/05/04      3,000       3,000,000
  New Jersey Economic Development Authority RB
    (P-Float Trust Receipts) Series 2004 MT-035 DN
    (Asset Guaranty Insurance, Landesbank Hessen
    SBPA) (A-1)
    1.80%(b)                                         11/05/04      2,995       2,995,000
  New Jersey Economic Development Authority RB
    (Thermal Energy LP Project) Series 1995 AMT DN
    (Bank One N.A. LOC) (VMIG-1)
    1.77%(b)                                         11/05/04        300         300,000
  New Jersey Economic Development Authority RB
    Series 2004C-34 DN (MBIA Insurance, Wachovia
    Bank N.A. SBPA)
    1.78%(b)                                         11/05/04      5,000       5,000,000
  New Jersey Health Care Facilities Financing
    Authority RB (Hospital Capital Asset Financing
    Project) Series 1985A DN (Wachovia Bank N.A.
    LOC) (Aa2, VMIG-1)
    1.75%(b)                                         11/05/04      5,700       5,700,000
  New Jersey Turnpike Authority RB Series 2002J DN
    (MBIA Insurance, Lehman Bothers, Inc. Liquidity
    Facility) (VMIG-1)
    1.80%(b)                                         11/05/04      1,900       1,900,000
  New Milford County GO Series 2004 BAN
    3.00%                                            06/24/05      2,839       2,861,657
  Newark GO Series 2003 DN (FSA Insurance,
    Citibank LOC)
    1.79%(b)                                         11/05/04      2,000       2,000,000
  North Brunswick Township GO Series 2003 BAN
    (MIG-1)
    2.00%                                            12/10/04      6,860       6,863,631
  Rockaway Township GO Series 2004 BAN
    2.50%                                            07/22/05      5,693       5,732,175
  Salem County Pollution Control Financing Authority
    PCRB (E.I. DuPont de Nemours Project) Series
    1982A DN (A-1+, P-1)
    1.60%(b)                                         11/28/04      2,000       2,000,000
  West Windsor-Plainsboro GO (Regional School
    District Project) Series 2004 MB (Aa2)
    2.70%                                            06/15/05      1,750       1,761,399

                                                                            ============
                                                                              60,462,654
                                                                            ------------
New Mexico - 0.1%
  Dona Ana County IDRB (Merryweath Project) Series
    1998 AMT DN (First Merit Bank N.A. LOC)
    2.06%(b)                                         11/05/04      1,540       1,540,000
                                                                            ------------
New York - 2.0%
  Dormitory Authority of the State of New York RB
    (Teresian Housing Corp. Project) Series 2003 DN
    (Lloyds Bank LOC) (A-1+)
    1.77%(b)                                         11/05/04        500         500,000

38

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
    1997 AMT DN (Key Bank N.A. LOC)
    1.91%(b)                                           11/05/04    $ 1,510    $ 1,510,000
  Monroe County Asset Securitization Corporation RB
    Series 2003 PA-1210 DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    1.87%(b)                                           11/05/04     15,000     15,000,000
  Nassau County Industrial Development Agency RB
    Series 2004-MT-010 AMT DN (Merrill Lynch & Co.
    Guaranty)
    1.86%(b)                                           11/05/04     13,245     13,245,000
  New York Housing Finance Agency RB (Theatre Row
    Tower Project) Series 2001 AMT DN (Hypover-
    insbank LOC)
    1.93%(b)                                           11/05/04      5,000      5,000,000
  Ulster IDRB (Viking Industries, Inc. Project) Series
    1998A AMT DN (KeyBank N.A. LOC)
    1.91%(b)                                           11/05/04      1,615      1,615,000
  Union Springs Central School District GO Series
    2004 BAN
    2.50%                                              06/30/05      9,855      9,909,909

                                                                              ===========
                                                                               46,779,909
                                                                              -----------
North Carolina - 1.4%
  Buncombe County IDRB (Lustar Dyeing, Inc.
    Project) Series 1998 AMT DN (Wachovia Bank
    N.A. LOC)
    1.96%(b)                                           11/05/04      2,165      2,165,000
  Charlotte Airport RB (BNP Paribas P-Float Trust
    Receipts) Series 2003 PT-719 AMT MB (MBIA
    Insurance, BNP Paribas SBPA) (A-1+)
    1.50%                                              05/05/05      2,335      2,335,000
  Cleveland County Industrial Facilities PCRB
    (Blanchford Rubber Project) Series 2003 DN
    (Bank One N.A. LOC)
    1.82%(b)                                           11/05/04      2,070      2,070,000
  Gates County IDRB (Coxe-Lewis Corp. Project)
    Series 1999 AMT DN (Wachovia Bank N.A. LOC)
    1.96%(b)                                           11/05/04        900        900,000
  Mecklenburg County Industrial Facilities &
    Pollution Control Financing Authority IDRB
    (Peidmont Plastics Project) Series 1997 AMT DN
    (Branch Banking & Trust Co. LOC)
    1.90%(b)                                           11/05/04      1,530      1,530,000
  North Carolina Housing Finance Agency RB
    (Wachovia Merlots Project) Series 2001A-70 AMT
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                           11/05/04      2,290      2,290,000
  North Carolina Housing Financing Authority RB
    Series 2002R II ROC-175 DN (Citigroup Liquidity
    Facility) (VMIG-1)
    1.85%(b)                                           11/05/04      2,410      2,410,000
  North Carolina Ports Authority Exempt Facilities RB
    (Wilmington Bulk LLC Project) Series 2001A AMT
    DN (Branch Banking & Trust Co. LOC)
    1.90%(b)                                           11/05/04      2,710      2,710,000
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series 1998
    AMT DN (Branch Banking & Trust Co. LOC)
    1.90%(b)                                           11/05/04      2,100      2,100,000
  Sampson County Industrial Facilities PCRB (Dubose
    Strapping, Inc. Project) Series 2003 AMT DN
    (Wachovia Bank N.A. LOC)
    1.96%(b)                                           11/05/04      3,120      3,120,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    2.00%                                              04/01/05    $ 5,000    $ 5,039,253
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi-Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    1.89%(b)                                           11/05/04      3,500      3,500,000
  Washington County Industrial Facilities PCRB
    (Mackey's Ferry Sawmill, Inc. Project) Series
    1997 AMT DN (Wachovia Bank N.A. LOC)
    1.91%(b)                                           11/05/04      2,200      2,200,000

                                                                              ===========
                                                                               32,369,253
                                                                              -----------
North Dakota - 0.5%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT MB (National Rural Utilities LOC)
    (A-1, P-1)
    1.30%                                              12/01/04      5,900      5,900,000
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1995A AMT MB (National Rural Utilities LOC)
    (A-1)
    1.55%                                              03/01/05      2,400      2,400,000
  North Dakota Housing Finance Agency RB Series
    2001A-19 DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                           11/05/04      3,145      3,145,000

                                                                              ===========
                                                                               11,445,000
                                                                              -----------
Ohio - 8.4%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A MB (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA) (A-1)
    1.09%                                              12/08/04      7,000      7,000,000
  American Municipal Power Incorporated RB
    (Bowling Green Project) Series 2003 BAN
    1.25%                                              12/02/04      1,635      1,635,000
  American Municipal Power Incorporated RB
    (Gorsuch Station Improvement Project) Series
    2004 BAN (A-1, MIG-1)
    1.10%                                              04/01/05      5,280      5,280,000
  American Municipal Power Incorporated RB
    (Hubbard, Inc. Project) Series 2003 BAN
    1.25%                                              12/15/04      2,100      2,100,000
  American Municipal Power Incorporated RB (Ohio
    Inc. Project) Series 2003 BAN
    1.20%                                              11/04/04      2,320      2,320,000
  American Municipal Power Incorporated RB (Ohio
    Inc. Project) Series 2004 BAN
    1.90%                                              07/14/05        525        525,000
    2.00%                                              11/03/05      6,370      6,370,000
  American Municipal Power Incorporated RB (Shelby
    Project) Series 2003 BAN
    1.30%                                              11/18/04      3,750      3,750,000
  American Municipal Power Incorporated RB (St.
    Mary's Project) Series 2004 BAN
    1.90%                                              10/06/05      1,000      1,000,000
  Avon GO Series 2004 BAN
    1.35%                                              04/14/05      1,000      1,001,110
    1.90%                                              09/29/05        900        902,006
  Bedford Heights GO Series 2004-2 BAN
    1.95%                                              09/29/05        400        401,073

                                                                              39

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Belmont County GO Series 2004 BAN
    1.36%                                            03/16/05    $ 1,500    $ 1,501,424
  Brooklyn GO Series 2004 BAN
    2.25%                                            11/05/04      1,910      1,915,279
  Butler County GO Series 2004 BAN
    2.00%                                            12/01/04        505        505,286
  Butler County GO Series 2004D BAN
    2.75%                                            09/22/05      4,295      4,337,873
  Cincinnati City School District GO (School Energy
    Conservation Project) Series 2004 BAN
    (SP-1+, MIG-1)
    2.50%                                            09/09/05      2,500      2,518,920
  Cleveland Airport System RB (Banque Nationale de
    Paribas Stars & Residual Certificates) Series
    2004-81B AMT DN (FSA Insurance, Banque
    Nationale de Paribas Liquidity Facility)
    1.85%(b)                                         11/05/04        335        335,000
  Cleveland Municipal School District GO Series 2004
    MB (AAA, Aaa)
    2.00%                                            12/01/04      3,265      3,266,872
  Cleveland Public Power System RB Series 1994A
    MB
    6.40%                                            11/15/04      1,500      1,532,886
  Columbus City School District GO Series 2004C-29
    MB (Aaa)
    1.70%                                            09/16/05      3,175      3,175,000
  Cuyahoga County Civic Facility RB (Orion Services,
    Inc. Project) Series 2001 DN (Bank One N.A. LOC)
    1.87%(b)                                         11/05/04      3,500      3,500,000
  Cuyahoga County Economic Development RB
    (Berea Children's Home Project) Series 2000 DN
    (Huntington National Bank LOC) (VMIG-1)
    1.86%(b)                                         11/05/04      3,055      3,055,000
  Cuyahoga County Economic Development RB
    (Cleveland Botanical Garden Project) Series 2001
    DN (Allied Irish Bank LOC) (VMIG-1)
    1.81%(b)                                         11/05/04        635        635,000
  Fairfield County GO Series 2004 BAN
    2.00%                                            04/13/05      8,100      8,129,308
  Gateway Economic Development Corporation RB
    (Cleveland Excise Tax Project) Series 2001 MB
    (FSA Insurance)
    5.12%                                            09/01/05      3,250      3,342,779
  Geauga County GO Series 2004 BAN
    1.80%                                            08/30/05      1,000      1,001,622
  Greene County GO Series 2004B MB (MIG-1)
    1.33%                                            02/25/05        450        450,253
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    1.78%(b)                                         11/05/04      2,800      2,800,000
  Hamilton County GO Series 2003I BAN
    1.36%                                            11/10/04      1,000      1,000,063
  Hamilton County GO Series 2004 BAN
    1.70%                                            12/01/04      3,595      3,596,063
    1.40%                                            01/28/05      1,650      1,651,174
  Hamilton County Hospital Facilities RB (Children's
    Hospital Medical Center Project) Series 2000 DN
    (J.P. Morgan Chase Bank LOC) (VMIG-1)
    1.78%(b)                                         11/05/04     14,390     14,390,000
  Hamilton County Hospital Facilities RB (Health
    Alliance Project) Series 1997B DN (MBIA
    Insurance, Credit Suisse Bank SBPA)
    (A-1+, VMIG-1)
    1.76%(b)                                         11/05/04      9,450      9,450,000

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Hamilton GO Series 2004 BAN
    1.80%                                            06/02/05    $ 2,130    $ 2,130,000
  Lebanon GO Series 2004 BAN
    2.40%                                            07/07/05      1,000      1,004,675
  Licking County GO Series 2004 BAN
    1.57%                                            02/23/05      1,480      1,481,683
  Lucas County Economic Development RB (Maumee
    Valley Country Day School Project) Series 1998
    AMT DN (American National Bank & Trust Co.
    LOC)
    2.77%(b)                                         11/05/04      1,575      1,575,000
  Lucas Industrial Development RB (Conforming
    Matrix Corp. Project) Series 1999 AMT DN (Sky
    Bank LOC)
    2.77%(b)                                         11/05/04      1,130      1,130,000
  Lyndhurst GO Series 2004 BAN
    1.35%                                            03/03/05        475        475,314
  Marysville City Sewer Authority GO Series 2003
    BAN
    1.41%                                            11/10/04      3,494      3,494,220
  Middletown City School District GO (School
    Improvement Project) Series 2004 MB (FGIC
    Insurance) (Aaa, AAA)
    2.00%                                            12/01/04      1,665      1,666,163
  North Royalton GO Series 2004 BAN
    1.35%                                            01/20/05      1,000      1,000,535
  Oakwood GO Series 2004 BAN
    1.25%                                            03/17/05      2,000      2,001,248
  Ohio Air Quality Development Authority PCRB (Ohio
    Educational Co. Project) Series 1988C AMT DN
    (Wachovia Bank N.A. LOC) (A-1+, P-1)
    1.75%(b)                                         11/05/04      3,700      3,700,000
  Ohio Water Development & Solid Waste Facilities
    RB (Pel Technologies LLC Project) Series 2002
    AMT DN (KeyBank N.A. LOC) (VMIG-1)
    1.84%(b)                                         11/05/04      2,540      2,540,000
  Ohio Water Develpoment Authority RB (Fresh Water
    Project) Series 1995 MB (AMBAC Insurance)
    5.40%                                            06/01/05      1,000      1,023,378
  Pataskala GO Series 2004 BAN
    1.68%                                            02/24/05      1,595      1,597,377
  Penta Career Center Certificates of Participation
    (Wood Lucas County Project) Series 2004 MB
    1.40%                                            04/01/05      1,135      1,136,401
  Richland County GO Series 2003 BAN (MIG-1)
    1.47%                                            11/09/04      1,536      1,536,123
  Richland County GO Series 2004 TRAN (F-1+)
    1.50%                                            03/31/05      1,192      1,193,935
  Stark County GO (Sewer District Improvements
    Project) Series 2004 BAN
    1.75%                                            11/15/04      1,185      1,185,178
  Summit County Civic Facility RB (Akron Area
    Electrical Joint Apprenticeship & Training Trust
    Project) Series 2001 DN (KeyBank N.A. LOC)
    1.84%(b)                                         11/05/04      1,100      1,100,000
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    2.20%(b)                                         11/05/04      1,780      1,780,000
  Tallmadge GO (Recreational Improvement Notes)
    Series 2004 MB
    2.00%                                            03/15/05      4,200      4,208,939

40

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance State Aid Withholding, ABN
    AMRO SBPA)
    1.70%                                            04/27/05    $11,995    $ 11,995,000
  Toledo School District GO (Wachovia Merlots Trust
    Receipts) Series 2004A-15 DN (Wachovia Bank
    N.A. SBPA) (Aaa, VMIG-1)
    1.84%(b)                                         11/05/04      3,270       3,270,000
  Trumbull County IDRB (Ellwood Engineered Project)
    Series 2004 AMT DN (KeyBank LOC)
    1.91%(b)                                         11/05/04      3,500       3,500,000
  University Heights GO Series 2004 BAN
    1.60%                                            05/12/05      1,565       1,567,025
  University of Akron General Receipts RB Series
    2004 DN (FGIC Insurance, Dexia Credit SBPA)
    (VMIG-1)
    1.76%(b)                                         11/05/04      9,400       9,400,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    1.82%(b)                                         11/05/04      6,800       6,800,000
  Westerville City School District GO Series 2004 MB
    (AAA, Aaa)
    2.00%                                            12/01/04      1,130       1,130,927
  Whitman Hanson Regional School District GO
    Series 2004 BAN
    2.00%                                            07/01/05     17,000      17,033,136
  Wood County Economic Development RB (Sun Seed
    Holding Co., Inc. Project) Series 2001A AMT DN
    (Sky Bank LOC)
    2.77%(b)                                         11/05/04        700         700,000
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    2.77%(b)                                         11/05/04        660         660,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky Bank
    LOC)
    2.77%(b)                                         11/05/04      3,520       3,520,000

                                                                            ============
                                                                             200,910,248
                                                                            ------------
Oklahoma - 0.7%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts,
    Multi-Family Housing Project) Series 2003
    PT-1885 AMT DN (Merrill Lynch Captial Services
    SBPA) (F-1+, AA-)
    1.90%(b)                                         11/05/04      4,650       4,650,000
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project ) Series 1998 AMT DN (Bank One N.A.
    LOC)
    1.92%(b)                                         11/05/04      2,850       2,850,000
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    1.92%(b)                                         11/05/04      2,065       2,065,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, P-2)
    1.95%(b)                                         11/05/04      2,500       2,500,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2003 MB
    (A-2, MIG-2)
    1.35%                                            12/01/04      8,000       8,000,000

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Oklahoma (continued)
  Oklahoma University Board of Regents RB
    (Packaging Systems Project) Series 2004 MB
    (AMBAC Insurance)
    2.00%                                            03/01/05    $   250    $    250,740

                                                                            ============
                                                                              20,315,740
                                                                            ------------
Oregon - 0.6%
  Oregon GO Series 2003 TAN (SP-1+, MIG-1)
    2.25%                                            11/15/04     14,000      14,006,252
                                                                            ------------
Pennsylvania - 2.2%
  Delaware County IDA Airport Facilities RB (UPS
    Project) Series 1985 DN (A-1+, Aaa)
    1.63%(b)                                         11/01/04      1,400       1,400,000
  Greater Latrobe School Authority Building RB
    (School Building Project) Series 2000 MB (FSA
    Insurance, State Aid Withholding Guaranty)
    5.30%                                            11/05/04      1,375       1,423,206
  Harrisburg Authority RB (Haverford School District
    Project) Series 2001A DN (FSA Insurance, Dexia
    Bank LOC)
    1.81%(b)                                         11/05/04      2,195       2,195,000
  Pennsylvania Higher Educational Assistance Agency
    Student Loan RB Series 1997A AMT DN (Mellon
    Bank LOC) (A-1+, VMIG-1)
    1.80%(b)                                         11/05/04      2,600       2,600,000
  Pennsylvania Higher Educational Assistance Agency
    Student Loan RB Series 2002A AMT DN (FSA
    Insurance) (A-1+, VMIG-1)
    1.80%(b)                                         11/05/04      8,300       8,300,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Holy Family University Project)
    Series 2004 DN (VMIG-1)
    1.79%(b)                                         11/05/04        300         300,000
  Pennsylvania Higher Educational Facilities
    Authority RB Series 2002A DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    1.79%(b)                                         11/05/04      3,375       3,375,000
  Pennsylvania Higher Educational Facilities
    Authority RB Series 2002B DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    1.79%(b)                                         11/05/04      4,650       4,650,000
  Pennsylvania Housing Finance Agency Single
    Family Mortgage RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-2190 DN (FSA
    Insurance, Merrill Lynch Capital Services SBPA)
    (VMIG-1)
    1.83%(b)                                         11/05/04      1,150       1,150,000
  Pennsylvania Public School Building Authority RB
    (Kennett Consolidated School District Project)
    Series 1998D MB (FGIC Insurance)
    5.20%                                            02/15/05        500         505,959
  Pennsylvania Public School Building Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2004A-1 MB (FSA Insurance, Wachovia Bank N.A.
    LOC) (MIG-1)
    1.20%                                            02/04/05      3,640       3,640,000
  Philadelphia Authority Municipal Securities Trust
    Certificates IDRB Series 2001A-9022 DN (FSA
    Insurance, Bear Stearns SBPA) (A-1)
    1.82%(b)                                         11/05/04      3,090       3,090,000

                                                                              41

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Philadelphia IDRB (Marketplace Redwood Project)
    Series 2001A AMT DN (AMBAC Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA) (A-1+, VMIG-1)
    1.76%(b)                                            11/05/04    $ 4,600    $ 4,600,000
  Venango IDRB (Scrubgrass Project) Series 2004 MB
    (Dexia LOC) (A-1+, P-1)
    1.83%                                               01/19/05     14,850     14,850,000

                                                                               ===========
                                                                                52,079,165
                                                                               -----------
Rhode Island - 0.4%
  Rhode Island Housing Finance Authority RB
    (Municipal Securities Trust Certificates) Series
    2002A-9036 AMT DN (FSA Insurance, Wachovia
    Bank N.A. LOC) (A-1)
    1.86%(b)(c)                                         11/05/04      8,460      8,460,000
                                                                               -----------
South Carolina - 1.2%
  Aiken County Consolidated School District GO
    Series 2004 BAN
    3.00%                                               04/01/05      2,250      2,263,429
  Berkeley County IDRB (Nucor Corp. Project) Series
    1997 AMT DN (A-1+, P-1)
    1.85%(b)                                            11/05/04      4,700      4,700,000
  Georgetown County School District GO Series 1998
    MB
    4.70%                                               03/01/05        100        101,132
  South Carolina Association Government
    Organizations Certificate Participation Series
    2004 MB
    2.75%                                               04/15/05      4,800      4,826,125
  South Carolina Housing Finance & Development
    Authority RB (Bayside Multi-Family Project)
    Series 2004 DN (Wachovia Bank N.A. LOC)
    1.86%(b)                                            11/05/04      7,250      7,250,000
  South Carolina Jobs Economic Development
    Authority RB (Ellcon National, Inc. Project) Series
    1998B AMT DN (Wachovia Bank N.A. LOC)
    1.91%(b)                                            11/05/04      1,915      1,915,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project) Series
    2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
    1.92%(b)                                            11/05/04      6,250      6,250,000
  South Carolina Jobs Economic Development
    Authority RB (Synthetics International, Inc.
    Project) Series 1995 AMT DN (Southtrust Bank
    LOC)
    2.01%(b)                                            11/05/04        700        700,000

                                                                               ===========
                                                                                28,005,686
                                                                               -----------
South Dakota - 0.7%
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-889 DN (FGIC
    Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                            11/05/04      6,820      6,820,000
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-907 DN (FGIC
    Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                            11/05/04      5,910      5,910,000
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-957 DN (Merrill Lynch
    & Co. Guaranty)
    1.86%(b)                                            11/05/04      4,950      4,950,000

                                                                               ===========
                                                                                17,680,000
                                                                               -----------

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Tennessee - 0.7%
  Coffee County IDRB (Comtec Polymers Inc., Project)
    Series 1997 AMT DN (Bank of America LOC)
    1.96%(b)                                            11/05/04    $ 1,000    $ 1,000,000
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    1.97%(b)                                            11/05/04      3,790      3,790,000
  Kingsport GO (Water & Sewer Project) Series 2004B
    MB (AMBAC Insurance) (AAA, Aaa)
    2.00%                                               03/01/05        350        351,038
  Memphis-Shelby County Airport Authority RB
    Series 1997A MB (MBIA Insurance) (AAA, Aaa)
    6.00%                                               02/15/05      1,000      1,013,919
  Metropolitan Government Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    1.89%(b)                                            11/05/04      3,100      3,100,000
  Metropolitan Government Nashville & Davison
    County Health & Education Facilities Board RB
    (Ascension Health Credit Project) Series 2001B-1
    DN (A-1+, MIG-1)
    1.65%(b)                                            11/05/04      4,000      4,000,000
  Morristown IDRB (Petoskey Plastic Project) Series
    1999 AMT DN (Comerica Bank N.A. LOC)
    1.97%(b)                                            11/05/04      3,270      3,270,000

                                                                               ===========
                                                                                16,524,957
                                                                               -----------
Texas - 12.3%
  Addison GO Series 2004 BAN
    3.50%                                               02/15/05        505        508,067
  Alief Independent School District GO Series 2002
    BAN
    6.00%                                               02/15/05      1,020      1,033,766
  Austin Airport Systems RB Series 2000J AMT DN
    (MBIA Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                            11/05/04      3,000      3,000,000
  Brazos Industrial Development Corporation
    Environmental Facilities RB (ConocoPhillips Co.
    Project) Series 2003 AMT MB (A-2, MIG-2)
    1.80%                                               02/01/05      5,500      5,500,000
  Brazos River Authority PCRB (Dow Chemical
    Project) MB (P-1)
    1.80%                                               11/23/04      3,500      3,500,000
  Brazos River Authority PCRB Series 2001D-1 AMT
    DN (Creidt Suisse LOC) (A-1+, VMIG-1)
    1.86%(b)                                            11/05/04      7,200      7,200,000
  Brazos River Authority PCRB Series 2001D-2 AMT
    DN (Credit Suisse LOC) (A-1+, VMIG-1)
    1.86%(b)                                            11/05/04      2,558      2,558,000
  Cypress-Fairbanks Independent School District GO
    Series 2004C-16 DN (PSF Guaranteed, Wachovia
    Bank SBPA)
    1.84%(b)                                            11/05/04      4,500      4,500,000
  Dallas Fort Worth International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004
    PT-2156 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    1.85%(b)                                            11/05/04      2,630      2,630,000
  Dallas Fort Worth International Airport RB Series
    2003A-34 AMT DN (FSA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                            11/05/04      5,000      5,000,000
  Grapevine GO Series 1995 MB (MBIA Insurance)
    (AAA, Aaa)
    5.25%                                               02/15/05        500        506,031

42

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Gulf Coast IDRB (Cinergy Solutions Project) Series
    2004 AMT DN (A-2, VMIG-2)
    1.96%(b)                                          11/05/04    $ 8,500    $  8,500,000
  Gulf Coast Waste Disposal Authority Environmental
    Facilities RB (Exxon Mobil Project) Series 2000
    AMT DN (A-1+, VMIG-1)
    1.70%(b)                                          11/01/04     11,100      11,100,000
  Gulf Coast Waste Disposal Authority RB (Air
    Products Project) Series 1999 AMT DN
    (A-1, VMIG-1)
    1.87%(b)                                          11/05/04     10,000      10,000,000
  Harris County Housing Financing Corporation
    Multi-Family Housing RB (Torrey Chase
    Apartments Project) Series 1998 AMT DN
    (General Electric Co. Guaranty) (P-1)
    2.05%(b)                                          11/05/04     10,920      10,920,000
  Harris County Industrial Development Corporation
    Solid Waste Disposal RB (Exxon Mobil Project)
    Series 1997 AMT DN (A-1+, VMIG-1)
    1.71%(b)                                          11/01/04     17,200      17,200,000
  Houston Housing Finance Corporation RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004
    PT-2101 AMT DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)                                          11/05/04      4,985       4,985,000
  Houston Utility System RB Series 2004C-17 DN
    (MBIA Insurance, Wachovia Bank N.A. SBPA)
    1.84%(b)                                          11/05/04      3,000       3,000,000
  Lower Neches Valley Authority Industrial
    Development Corporation Exempt Facilities RB
    (Exxon Mobil Guaranty Project) Series 2001B DN
    (A-1+, VMIG-1)
    1.70%(b)                                          11/01/04     52,987      52,987,000
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    1.94%(b)                                          11/05/04        829         829,000
  Panhandle Regional Housing Finance RB Series
    2004 PT-2086 AMT DN (Merrill Lynch & Co.
    Guaranty) (AA-, F-1+)
    1.90%(b)                                          11/05/04      3,365       3,365,000
  Port Arthur Navigation District Industrial
    Development Corporation Exempt Facilities RB
    (Air Products & Chemical Project) Series 2000
    AMT DN (A-1, VMIG-1)
    1.87%(b)                                          11/05/04     10,000      10,000,000
  San Antonio Airport System RB Series 2004-107 DN
    (FGIC Insurance, BNP Bank SBPA)
    1.85%(b)                                          11/05/04      4,345       4,345,000
  San Marcos Independent School District GO Series
    2004C-23 MB (PSF Guaranty, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    1.70%                                             09/16/05      1,000       1,000,000
  Tarrant County Housing Finance Corporation RB
    Series 2004 PT-2044 DN (Merrill Lynch & Co.
    Guaranty)
    1.90%(b)                                          11/05/04      2,425       2,425,000
  Texas TRAN Series 2004 MB (SP-1+, MIG-1)
    3.00%                                             08/31/05     67,185      67,945,443
  Texas State Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1278 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1C+)
    1.90%(b)                                          11/05/04      9,065       9,065,000
  Texas State Department of Housing & Community
    Affairs Multi-Family RB Series 2001 PT-1347 AMT
    DN (Merrill Lynch & Co. Guaranty) (A-1C+)
    1.90%(b)                                          11/05/04     10,635      10,635,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas State Department of Housing & Community
    Affairs Multi-Family RB Series 2003 PT-1868 AMT
    DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)                                          11/05/04    $ 3,970    $  3,970,000
  Texas State Department of Housing & Community
    Affairs Single Family RB Series 2004F AMT MB
    (CDC Municipal Products Inc. Guaranty)
    (A-1+, Aa1, AAA)
    1.95%                                             08/03/05     15,000      15,000,000
  Texas Turnpike Authority Central Texas Turnpike
    System RB Series 2004 PZ-39 DN (AMBAC
    Financial Group, Merrill Lynch & Co. Guaranty)
    1.88%(b)                                          11/05/04      4,660       4,660,000
  Victory Street Public Facilities Corporation Texas
    Multi-Family RB Series 2003 PT-2059 AMT DN
    (Merrill Lynch & Co. Guaranty)
    1.90%(b)                                          11/05/04      7,300       7,300,000

                                                                             ============
                                                                              295,167,307
                                                                             ------------
Utah - 0.1%
  Salt Lake County Solid Waste Disposal RB
    (Kennecott Copper Project) Series 1995A AMT DN
    (Rio Tinto Corp. Guaranty) (A-1+, VMIG-1)
    1.83%(b)                                          11/05/04      1,000       1,000,000
  Utah GO Series 2002A BAN
    5.00%                                             07/01/05        525         536,693

                                                                             ============
                                                                                1,536,693
                                                                             ------------
Vermont - 0.1%
  Vermont IDRB (Alpine Pipeline Co. Project) Series
    1999 AMT DN (KeyBank N.A. LOC)
    1.91%(b)                                          11/05/04      1,245       1,245,000
                                                                             ------------
Virginia - 1.1%
  Botetourt County IDRB (Altec Industries Project)
    Series 2001 AMT DN (Amsouth Bank of Alabama
    LOC) (A-1)
    1.92%(b)                                          11/05/04      2,600       2,600,000
  Cabell Lifecare Facilities RB (Foster Foundation
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    1.85%(b)                                          11/05/04      4,500       4,500,000
  Chesapeake Bay Bridge & Tunnel Commission
    Virginia District RB (General Resolution Project)
    Series 1995 MB
    5.80%                                             07/01/05        285         298,840
  Chesterfield County IDRB (P-Float Trust Receipts)
    Series 2003 PT-886 DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    1.86%(b)                                          11/05/04      3,095       3,095,000
  Chesterfield County IDRB Series 2004 PT-2133 DN
    (Merrill Lynch & Co. Guaranty & Merrill Lynch
    Capital Services SBPA) (F-1+, AA-)
    1.86%(b)                                          11/05/04      9,750       9,750,000
  Norfolk Redevelopment & Housing Authority
    Multi-Family Housing RB (Residential Rental
    Project) Series 2003 AMT DN (SunTrust Bank
    LOC)
    1.94%(b)                                          11/05/04      2,064       2,064,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    1.92%(b)                                          11/05/04      1,400       1,400,000
  Virginia Beach Development Authority Multi-Family
    Housing RB (Residential Rental Housing Project)
    Series 2002 AMT DN (Branch Banking & Trust Co.
    LOC)
    1.94%(b)                                          11/05/04      1,750       1,750,000

                                                                              43

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series 1989
    AMT DN (Branch Banking & Trust Co. LOC)
    2.15%(b)                                             11/05/04    $   135    $   135,000

                                                                                ===========
                                                                                 25,592,840
                                                                                -----------
Washington - 2.9%
  Chelan County Public Utility District RB (First Union
    Merlots Trust Receipts) Series 2001B DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    1.89%(b)                                             11/05/04      4,995      4,995,000
  Pilchuck Public Development Corporation RB
    (Holden-McDaniels Partners Project) Series 1996
    AMT DN (KeyBank N.A. LOC)
    1.91%(b)                                             11/05/04      1,650      1,650,000
  Port of Seattle RB Series 2003 PT-1718 DN (FGIC
    Insurance, BNP Paribas SBPA) (A-1+)
    1.85%(b)                                             11/05/04      1,800      1,800,000
  Port of Seattle GO (Stars Certificates Project) Series
    2004-47 AMT DN (Financial Assurance, BNP
    Paribas SBPA) (AAA, VMIG-1)
    1.85%(b)                                             11/05/04      3,565      3,565,000
  Port of Seattle RB (Wachovia Merlot Trust Receipts)
    Series 2002B-04 AMT DN (Wachovia Bank N.A.
    LOC) (VMIG-1)
    1.89%(b)                                             11/05/04     13,520     13,520,000
  Port of Seattle RB Series 2003 PT-1719 DN (FGIC
    Insurance, BNP Paribas SBPA)
    1.87%(b)                                             11/05/04      1,545      1,545,000
  Port of Seattle RB Series 2003 PT-720 AMT DN
    (FGIC Insurance, BNP Paribas SBPA) (A-1+)
    1.87%(b)                                             11/05/04      2,500      2,500,000
  Seattle Housing Authority RB (Newholly Phase 111
    Project) Series 2002 AMT DN (KeyBank N.A. LOC)
    (VMIG-1)
    1.84%(b)                                             11/05/04      2,355      2,355,000
  Seattle Housing Authority RB (Rainier Vista Project
    Phase I) Series 2003 AMT DN (KeyBank N.A. LOC)
    (A-1)
    1.84%(b)                                             11/05/04     11,250     11,250,000
  Washington Housing Financing Committee
    Non-Profit Housing RB (Emerald Heights Project)
    Series 2003 DN (Bank of America N.A. LOC)
    (F-1+)
    1.80%(b)                                             11/01/04      8,710      8,710,000
  Washington Housing Financing Committee
    Non-Profit Housing RB Series 2003 PT-838 AMT
    DN (AIG Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                             11/05/04      2,710      2,710,000
  Washington Housing Financing Committee
    Non-Profit Housing RB Series 2003 PT-892 DN
    (AIG Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                             11/05/04      9,300      9,300,000
  Yakima County Public Corporation RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    1.87%(b)                                             11/05/04        795        795,000
  Yakima County RB (Oord Dairy Project) Series 2004
    AMT DN (Key Bank N.A. LOC)
    1.91%(b)                                             11/05/04      4,415      4,415,000

                                                                                ===========
                                                                                 69,110,000
                                                                                -----------

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
West Virginia - 0.1%
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    1.96%(b)                                             11/05/04    $ 1,495    $ 1,495,000
                                                                                -----------
Wisconsin - 2.2%
  Germantown IDRB (Cambridge Major Labs Project)
    Series 2003 AMT DN (Bank One N.A. LOC)
    1.96%(b)                                             11/05/04      6,000      6,000,000
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    1.85%(b)                                             11/05/04      4,000      4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    1.92%(b)                                             11/05/04        780        780,000
  New Berlin School District TRAN Series 2004
    3.00%                                                09/01/05     12,540     12,685,991
  Oshkosh IDRB (Oskosh Coil Spring Project) Series
    2000A AMT DN (Bank One Wisconsin LOC)
    1.92%(b)                                             11/05/04      2,100      2,100,000
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    1.96%(b)                                             11/05/04      2,200      2,200,000
  Wisconsin Housing & Economic Development
    Authority Single Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-758 AMT DN
    (Security Life of Denver Insurance, Merrill Lynch
    SBPA)
    1.86%(b)                                             11/05/04      2,475      2,475,000
  Wisconsin Housing & Economic Development
    Authority Single Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-860 DN
    (Bayeriche Landesbank Girozentrale SBPA,
    Merrill Lynch & Co. Guaranty)
    1.86%(b)                                             11/05/04     21,405     21,405,000

                                                                                ===========
                                                                                 51,645,991
                                                                                -----------
Wyoming - 0.6%
  Cheyenne IDRB (Grobet File Co., Inc. Project) Series
    2001 AMT DN (National City Bank N.A. LOC)
    1.89%(b)                                             11/05/04      2,600      2,600,000
  Green River RB (Rhone-Poulenc LP Project) Series
    1994 AMT DN (Fleet National Bank LOC) (VMIG-1)
    2.02%(b)                                             11/05/04     11,400     11,400,000

                                                                                ===========
                                                                                 14,000,000
                                                                                -----------

TOTAL INVESTMENTS IN
SECURITIES -  100.7%
  (Cost                     2,413,131,637
$2,413,131,637(a))
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (0.7)%            (17,621,756)
                            -------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  2,316,018,528
Institutional Shares,
  79,581,344 Dollar
Shares, 2,148
  Bear Stearns Premier
Select Shares
  and 2,143 Bear Stearns
Premier
  Shares outstanding)      $2,395,509,881
                           ==============

44

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONCLUDED)

OCTOBER 31, 2004

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,315,927,081/2,316,018,528)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($79,578,509/79,581,344)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
                  ($2,148/2,148)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,143/2,143)            $  1.00
                                            =======

-------------------

 (a) Cost for Federal income tax purposes is $2,413,132,149.
 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2004, the Fund held 8.0% of its net assets, with a current market value of $192,200,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                             CALIFORNIA MONEY FUND

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS - 99.8%
California - 92.6%
  ABAG Finance Authority Non-Profit Corporations
    RB (Blood Centers of Pacific Project) Series
    2002A DN (Wells Fargo Bank LOC) (A-1+)
    1.65%(b)                                            11/01/04    $ 5,725    $ 5,725,000
  ABAG Finance Authority Non-Profit Corporations
    RB (Lease Revenue Pass-Through Obligation)
    Series 2003A DN (Societe Generale LOC) (A-1+)
    1.85%(b)                                            11/05/04      1,845      1,845,000
  Alameda-Contra Costa District GO Series 2004
    TRAN (A-1+, MIG-1)
    3.00%                                               07/07/05      4,000      4,037,990
  Alameda-Contra Costa Schools Finance Authority
    Certificates of Participation (Capital
    Improvements Financing Project) Series 1997F
    DN (Kredietbank N.V. LOC) (A-1+)
    1.83%(b)                                            11/05/04        800        800,000
  Butte County Board of Education GO Series 2004
    TRAN
    2.75%                                               09/29/05     14,100     14,252,748
  California Affordable Housing Agency Multi-Family
    RB (Merrill Lynch P-Float Trust Receipts) Series
    2003 PT-2049 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    1.83%(b)                                            11/05/04      1,480      1,480,000
  California Communities Housing & Finance Agency
    RB (Lease Revenue Pass-Through Obligation
    Project) Series 2001A DN (Societe Generale LOC)
    (A-1+)
    1.85%(b)                                            11/05/04      4,000      4,000,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    1.76%(b)                                            11/05/04      4,850      4,850,000
  California Economic Recovery RB Series 2004-931
    DN (Morgan Stanley Liquidity Facility) (A-1, AA-)
    1.79%(b)                                            11/05/04      2,000      2,000,000
  California Economic Recovery RB Series 2004C DN
    (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04     14,100     14,100,000
  California Economic Recovery RB Series 2004C3 DN
    (Landesbank Hessen Thuringen Girozentrale
    LOC) (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04      1,000      1,000,000
  California Economic Recovery RB Series 2004C-5
    DN (Bank of America SBPA) (A-1+, VMIG-1)
    1.68%(b)                                            11/05/04      5,500      5,500,000
  California Economic Recovery RB Series 2004C-6
    DN (Citibank LOC) (A-1+, VMIG-1)
    1.71%(b)                                            11/01/04     29,850     29,850,000
  California Educational Facilities Authority RB (Art
    Center Design College Project) Series 2002A DN
    (M&T Bank Corp. SBPA) (VMIG-1)
    1.85%(b)                                            11/05/04      3,745      3,745,000
  California Educational Facilities Authority RB (Santa
    Clara University Project) Series 2002B DN (MBIA
    Insurance, M&T Bank Corp. SBPA) (VMIG-1)
    1.75%(b)                                            11/05/04      2,000      2,000,000
  California Educational Facilities Authority RB
    (University of Southern California Project) Series
    2003C MB (A-1+, MIG-1)
    1.01%                                               03/18/05     12,500     12,475,501
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC Insurance,
    ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
    1.78%(b)                                            11/05/04      6,000      6,000,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  California GO (Wachovia Merlots Trust Receipts)
    Series 2002A-47 DN (MBIA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    1.83%(b)                                            11/05/04    $ 6,500    $ 6,500,000
  California GO (Wachovia Merlots Trust Receipts)
    Series 2003 DN (AMBAC Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    1.83%(b)                                            11/05/04      5,175      5,175,000
  California GO Series 1997 SG-91 DN (FGIC
    Insurance, Societe Generale LOC) (A-1+)
    1.78%(b)                                            11/05/04     10,120     10,120,000
  California GO Series 2003A-2 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04     15,100     15,100,000
  California GO Series 2003C-1 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1, VMIG-1, F-1+)
    1.76%(b)                                            11/05/04      3,000      3,000,000
  California GO Series 2004A RAN (SP-1, MIG-1)
    3.00%                                               06/30/05     10,000     10,082,500
  California GO Series 2004 MB (A, A3)
    3.00%                                               03/01/05      8,395      8,437,736
  California Health Facilities Financing Authority RB
    (Catholic Healthcare West Project) Series 1988B
    DN (MBIA Insurance, Morgan Guaranty Trust
    SBPA) (A-1+, VMIG-1)
    1.77%(b)                                            11/05/04      2,000      2,000,000
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    1.83%(b)                                            11/05/04     10,000     10,000,000
  California Health Facilities Financing Authority RB
    Series 2002-591 DN (Morgan Stanley Liquidity
    Facility) (A-1+)
    1.81%(b)                                            11/05/04      9,400      9,400,000
  California Infrastructure & Economic Development
    Bank RB (Academy of Motion Pictures Arts &
    Science Project) Series 2002 DN (AMBAC
    Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    1.78%(b)                                            11/05/04      2,500      2,500,000
  California Infrastructure & Economic Development
    Bank RB (J. Paul Getty Trust Project) Series
    2003B MB (J. Paul Getty Trust Guaranty)
    (A-1+, VMIG-1)
    1.17%                                               02/01/05     10,000      9,993,242
  California RB (Municipal Securities Trust Receipts)
    Series 1997 SGA-58 DN (FGIC Insurance, Societe
    Generale SBPA) (SP-1+, VMIG-1)
    1.80%(b)                                            11/05/04      8,165      8,165,000
  California State Commercial Paper Series 2004 MB
    (Multiple LOCs)
    1.82%                                               12/08/04     10,000     10,000,000
  California Statewide Communities Development
    Authority Certificate of Participation RB Series
    2004-909 DN (MBIA Insurance, Morgan Stanley
    Liquidity Facility) (F-1+)
    1.78%(b)                                            11/05/04      8,500      8,500,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2000 PT-1268 DN (Merrill
    Lynch & Co. Guaranty) (A-1+)
    1.83%(b)                                            11/05/04     10,000     10,000,000

46

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  Eastern Municipal Water District Water & Sewer
    Certificates of Participation (Riverside County
    Project) Series 1993B DN (FGIC Insurance, J.P.
    Morgan Chase SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04    $ 2,200    $ 2,200,000
  Eastern Municipal Water District Water & Sewer RB
    Series 2003B DN (FGIC Insurance, Lloyds Bank
    SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04      2,425      2,425,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.83%(b)                                           11/05/04      8,175      8,175,000
  Fresno County GO Series 2004-5 TRAN (SP-1+)
    3.00%                                              06/30/05      5,000      5,046,148
  Glendale Hospital RB Series 2002-590 DN (Morgan
    Stanley Group LOC) (A-1+)
    1.81%(b)                                           11/05/04      8,800      8,800,000
  Golden State Tobacco Settlement Securitization
    Corporation RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PA-1236 DN (Merrill Lynch
    & Co. Guaranty, Merrill Lynch Capital Services
    SBPA) (F-1+)
    1.87%(b)                                           11/05/04        800        800,000
  Golden State Tobacco Settlement Securitization
    Corporation RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-2338 DN (Merrill Lynch
    Capital Services SBPA) (F1+)
    1.87%(b)                                           11/05/04      1,745      1,745,000
  Golden State Tobacco Settlement Securitization
    Corporation RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Credit Support)
    (AAA)
    1.81%(b)                                           11/05/04      4,995      4,995,000
  Golden State Tobacco Settlement Securitization
    Corporation RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                           11/05/04      3,540      3,540,000
  Long Beach Aquarium of the Pacific RB Series
    1995A MB (MBIA Insurance) (AAA, Aaa)
    6.12%                                              07/01/05      1,000      1,050,565
  Los Angeles County Housing Authority Multi-Family
    Housing RB (Lincoln Malibu Meadows Project)
    Series 1998B DN (Federal National Mortgage
    Association Guaranty) (A-1+)
    1.75%(b)                                           11/05/04      4,350      4,350,000
  Los Angeles County Public Works Finance Authority
    Lease RB Series 2000J DN (AMBAC Insurance,
    Wachovia Bank N.A. LOC) (VMIG-1)
    1.83%(b)                                           11/05/04      5,000      5,000,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-2 DN (Bayerische
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04      8,400      8,400,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-8 DN (Multiple
    LOC) (A-1+, VMIG-1)
    1.82%(b)                                           11/05/04      5,100      5,100,000
  Los Angeles Department of Water & Power MB
    (Dexia Credit LOC) (A-1+, P-1)
    1.42%                                              12/10/04      5,000      5,000,000
  Los Angeles Unified School District GO (ABN-AMRO
    Munitops Trust Certificates) Series 1999C DN
    (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
    (VMIG-1)
    1.80%(b)                                           11/05/04      4,600      4,600,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  Los Angeles Unified School District GO Series
    1997E DN (MBIA Insurance, Wachovia Bank N.A.
    LOC) (VMIG-1)
    1.83%(b)                                           11/05/04    $ 4,985    $ 4,985,000
  Los Angeles Wastewater Systems RB Series 2002A
    DN (FGIC Insurance, Bank of America N.A.
    Liquidity Facility) (A-1+)
    1.80%(b)                                           11/05/04      5,000      5,000,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insurance) (A-1+, MIG-1)
    1.15%(b)                                           12/09/04      2,500      2,500,000
  Metropolitan Water Distribution Southern California
    Waterworks RB Series 1996A DN (AMBAC
    Insurance, Lloyds Bank SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04      4,100      4,100,000
  Metropolitan Water Distribution Southern California
    Waterworks RB Series 2003C-1 DN (Dexia Credit
    LOC) (A-1+, VMIG-1)
    1.71%(b)                                           11/05/04      2,900      2,900,000
  Newport Beach Hospital RB (Hoag Memorial
    Presbyterian Hospital Project) Series 1992 DN
    (Credit Suisse LOC) (A-1+, VMIG-1)
    1.68%(b)                                           11/01/04     13,920     13,920,000
  Newport Beach Hospital RB (Hoag Memorial
    Presbyterian Hospital Project) Series 1999A DN
    (A-1+, VMIG-1)
    1.81%(b)                                           11/05/04      2,500      2,500,000
  Oakland Unified School District of Alameda County
    GO (Bear Stearns Trust Certificates) Series
    2002A-9035 DN (FGIC Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (A-1)
    1.81%(b)(c)                                        11/05/04     11,095     11,095,000
  Orange County Sanitation District Certificates of
    Participation Series 2000A DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    1.70%(b)                                           11/01/04      2,500      2,500,000
  Pacific Housing & Finance Agency RB (Lease
    Revenue Pass-Through Obligation) Series 2001A
    DN (Societe Generale LOC) (A-1+)
    1.85%(b)                                           11/05/04      4,000      4,000,000
  Ramona Unified School District Certificates of
    Participation Series 2004 DN (Kredietbank LOC)
    (A-1+, AAA)
    1.75%(b)                                           11/05/04      5,000      5,000,000
  Sacramento Municipal Utilities District RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2003-17 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    1.78%(b)                                           11/05/04     11,835     11,835,000
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    1.80%(b)                                           11/05/04      3,975      3,975,000
  Sacramento Municipal Utility District RB Series
    2000A DN (AMBAC Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    1.83%(b)                                           11/05/04     10,555     10,555,000
  Sacramento Unified School District GO (ABN-AMRO
    Munitops Trust Certificates) Series 2002-9 MB
    (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    1.35%                                              11/17/04      7,485      7,485,000
  Sacramento Unified School District GO Series
    2003-04 TRAN (MIG-1)
    2.00%                                              11/12/04      5,000      5,001,412

                                                                              47

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  San Bernardino County Multi-Family Housing RB
    (WLP Parkview Place Project) Series 2004A DN
    (Federal National Mortgage Association
    Guaranty) (A-1+, AAA)
    1.75%(b)                                          11/05/04    $ 4,500    $  4,500,000
  San Diego Multi-Family Housing RB (Lusk Mira
    Mesa Apartments Project) Series 1985E DN
    (Federal Home Loan Bank Guaranty, Merrill
    Lynch Capital Services SBPA) (A-1+)
    1.80%(b)                                          11/05/04      1,200       1,200,000
  San Francisco City & County Public Utilities RB
    (Commission for Clean Water Project) Series
    2003A DN (MBIA Insurance, Wachovia Bank N.A.
    LOC) (VMIG-1)
    1.83%(b)                                          11/05/04      3,190       3,190,000
  San Jose Multi-Family Housing RB (Timberwood
    Apartments Project) Series 1995A DN (Wells
    Fargo Bank LOC) (VMIG-1)
    1.78%(b)                                          11/05/04      2,775       2,775,000
  Santa Barbara County GO Series 2004A TRAN
    (SP-1+)
    3.00%                                             07/26/05      4,850       4,902,046
  Santa Clara Financing Authority Lease RB (VMC
    Facilities Replacement Project) Series 1985B DN
    (Union Bank of Switzerland LOC) (A-1, VMIG-1)
    1.75%(b)                                          11/05/04     10,000      10,000,000
  Southern California Public Power Authority RB (San
    Juan Power Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank N.A. LOC) (VIMG-1)
    1.83%(b)                                          11/05/04      4,210       4,210,000
  Val Verde Unified School District Certificates of
    Participation (Land Bank Progarm) Series 2004A
    DN (Bank of America LOC) (VMIG-1)
    1.75%(b)                                          11/05/04      2,600       2,600,000
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, BNP Paribas
    Liquidity Facility) (VMIG-1)
    1.78%(b)                                          11/05/04      6,885       6,885,000
  Western Placer Unified School District Certificates
    of Participation Series 2004A DN (FSA Insurance,
    Dexia Credit Locale SBPA) (Aaa, F-1+)
    1.75%(b)                                          11/05/04     10,000      10,000,000
  Yuba California Community College District Series
    2004 TRAN (SP-1)
    3.00%                                             09/09/05      3,000       3,036,337

                                                                             ============
                                                                              464,511,225
                                                                             ------------

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Puerto Rico - 7.2%
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority Special Obligation Bonds
    (ABN-AMRO Munitops Trust Certificates) Series
    2000A-17 MB (ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    1.60%                                             01/26/05    $ 7,500    $  7,500,000
  Commonwealth of Puerto Rico Public Improvement
    GO (Merrill Lynch P-Float Trust Receipts) Series
    2001 PA-931 DN (XLCA Insurance, Merrill Lynch
    Capital Services SBPA) (A-1)
    1.77%(b)                                          11/05/04        460         460,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2001 DN (FSA Insurance, Toronto
    Dominion LOC) (A-1+)
    1.75%(b)                                          11/05/04      4,445       4,445,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2002A ROCS-II-R-185 DN (FGIC
    Insurance, Salomon Smith Barney Liquidity
    Facility) (VMIG-1)
    1.77%(b)                                          11/05/04      3,505       3,505,000
  Commonwealth of Puerto Rico RB Series 2004
    TRAN (SP-1+, MIG-1)
    3.00%                                             07/29/05      2,920       2,948,872
  Puerto Rico Public Financing Corporation RB Series
    2001-520 MB (MBIA Insurance, Morgan Stanley
    Dean Witter Liquidity Facility) (VMIG-1)
    1.62%                                             08/10/05      6,345       6,345,000
  Puerto Rico Public Financing Corporation RB Series
    2004-911 DN (CIFG-TCRS Credit Support, Morgan
    Stanley Group Liquidity Facility) (AAA, F-1+)
    1.78%(b)                                          11/05/04      5,497       5,497,000
  Puerto Rico Public Financing Corporation RB Series
    2004 DN (Citibank Liquidity Facility) (A-1+)
    1.77%(b)                                          11/05/04      5,195       5,195,000

                                                                             ============
                                                                               35,895,872
                                                                             ------------

48

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONCLUDED)

OCTOBER 31, 2004

                             VALUE
                        ---------------
TOTAL INVESTMENTS IN
SECURITIES -  99.8%
  (Cost $500,407,097(a))  $500,407,097
OTHER ASSETS IN EXCESS
OF
  LIABILITIES - 0.2%         1,024,350
                          ------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  454,835,486
Institutional Shares,
  1,352,103 Dollar
Shares, 120,382
  Cash Management
Shares,
  1,737,494
Administration Shares,
  6,306,753 Bear Stearns
Shares,
  2,150 Bear Stearns
Premier Select
  Shares, 37,214,711
Bear Stearns
  Private Client Shares
and 2,144
  Bear Stearns Premier
Shares
  outstanding)            $501,431,447
                          ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($454,698,404/454,835,486)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($1,347,323/1,352,103)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
          ($120,395/120,382)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
      ($1,737,493/1,737,494)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
      ($6,307,383/6,306,753)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
              ($2,152/2,150)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
    ($37,216,150/37,214,711)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
              ($2,147/2,144)                $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2004, the Fund held 2.2% of its net assets, with a current market value of $11,095,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              49

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              NEW YORK MONEY FUND

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS - 100.4%
New York - 93.5%
  Bethlehem Central School District GO Series 2004
    BAN
    3.00%                                               09/23/05    $ 3,000    $ 3,035,494
  Chester GO Series 2004 BAN
    3.00%                                               08/03/05      1,500      1,516,126
  City of New York GO (Citibank Trust Receipts) Series
    2003R ROC-II-251A DN (Citibank Liquidity
    Facility) (VMIG-1)
    1.83%(b)                                            11/05/04      5,000      5,000,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility) (VMIG-1)
    1.78%(b)                                            11/05/04      2,144      2,143,750
  City of New York GO (Wachovia Merlots Trust
    Receipts) Series 2004C-09 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04      3,000      3,000,000
  City of New York GO Series 1994B-4 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04      1,800      1,800,000
  City of New York GO Series 1997 DN (AMBAC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    1.79%(b)                                            11/05/04      1,760      1,760,000
  City of New York GO Series 2001A-8 DN (Retail Food
    Stores Guaranty) (A-1+, VMIG-1)
    1.72%(b)                                            11/05/04      1,000      1,000,000
  City of New York GO Series 2003A-2 DN (Bank of
    America LOC) (A-1, VMIG-1)
    1.72%(b)                                            11/05/04        770        770,000
  City of New York GO Series 2003A-5 DN (HSBC
    Bank LOC) (A-1)
    1.78%(b)                                            11/05/04      1,000      1,000,000
  City of New York GO Series 2004H-7 DN (KBC Bank
    N.V. LOC) (A-1, VMIG-1)
    1.71%(b)                                            11/01/04        100        100,000
  City of New York Housing Development Corporation
    Multi-Family Rental Housing RB (Columbus
    Apartments Project) Series 1995A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    1.74%(b)                                            11/05/04      1,600      1,600,000
  City of New York Housing Development Corporation
    Multi-Family Rental Housing RB (Parkgate
    Development Project) Series 1998A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    1.70%(b)                                            11/05/04      1,000      1,000,000
  City of New York Housing Development Corporation
    Multi-Family Rental Housing RB (Related
    Monterey Project) Series 1997A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    1.74%(b)                                            11/05/04      7,300      7,300,000
  City of New York IDA Civic Facilities RB (Abraham
    Joshua Heschel Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    1.80%(b)                                            11/05/04      2,000      2,000,000
  City of New York IDA Civic Facilities RB (Hewitt
    School Project) Series 2002 DN (Allied Irish Bank
    LOC)
    1.75%(b)                                            11/05/04      1,600      1,600,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1994G
    DN (FGIC Insurance) (A-1+, VMIG-1)
    1.71%(b)                                            11/01/04      1,800      1,800,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2003C-1 DN (State Street Bank & Trust Co. LOC)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/01/04    $10,400    $10,400,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2004R-4061 ROC-II DN (Citigroup Global Market
    Holdings, Inc. SBPA) (VMIG-1)
    1.78%(b)                                            11/05/04      3,000      3,000,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Reciepts)
    Series 1994C DN (AMBAC Insurance, Citibank
    Liquidity Facility) (VMIG-1)
    1.78%(b)                                            11/05/04      8,000      8,000,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility) (A-1+)
    1.78%(b)                                            11/05/04      9,900      9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility) (A-1+)
    1.78%(b)                                            11/05/04      3,300      3,300,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds) Series
    1998A-2 DN (Morgan Guaranty Trust LOC)
    (A-1+, VMIG-1)
    1.75%(b)                                            11/05/04        300        300,000
  City of New York Transitional Finance Authority RB
    Series 2002-2E DN (New York State Common
    Retirement Fund SBPA) (A-1+, VMIG-1)
    1.74%(b)                                            11/05/04      2,800      2,800,000
  City of New York Transitional Financing Authority
    RB Series 2002-3H DN (Bank of New York LOC)
    (A-1+, VMIG-1)
    1.72%(b)                                            11/05/04        300        300,000
  City of New York Trust for Cultural Resources RB
    (Manhattan School of Music Project) Series 2000
    DN (First Union National Bank SBPA) (A-1)
    1.76%(b)                                            11/05/04      1,900      1,900,000
  City of New York Trust for Cultural Resources RB
    (The Museum of Broadcasting Project) Series
    1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
    1.72%(b)                                            11/05/04      2,400      2,400,000
  Dormitory Authority of the State of New York RB
    (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
    National Bank LOC) (A-1)
    1.74%(b)                                            11/05/04      1,380      1,380,000
  Dormitory Authority of the State of New York RB
    (Mental Health Services Project) Series 2003D-2B
    DN (Credit Locale de France LOC) (A-1+)
    1.74%(b)                                            11/05/04        600        600,000
  Dormitory Authority of the State of New York RB
    (Teresian Housing Corp. Project) Series 2003 DN
    (Lloyds Bank LOC) (A-1+)
    1.77%(b)                                            11/05/04      4,500      4,500,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04      2,985      2,985,000

50

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    1.81%(b)                                           11/05/04     $7,190    $7,190,000
  Dormitory Authority of the State of New York RB
    Series 2001D DN (MBIA Insurance, Bank of
    America SBPA) (A-1+)
    1.80%(b)                                           11/05/04      1,900     1,900,000
  East Hampton Unified School District GO Series
    2004 TAN
    3.00%                                              06/29/05      1,000     1,010,069
  Erie County Asset Securitization Corporation RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2003 PA-1213 DN (Merrill Lynch & Co. Guaranty)
    (F-1+)
    1.87%(b)                                           11/05/04      3,620     3,620,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    1.84%(b)                                           11/05/04      2,300     2,300,000
  Franklin County IDA Civic Facility RB (Paul Smith's
    College Project) Series 1998 DN (KeyBank N.A.
    LOC)
    1.84%(b)                                           11/05/04      3,275     3,275,000
  Huntington Unified Free School District GO Series
    2004 TAN
    3.00%                                              06/29/05      2,000     2,019,747
  Lawrence Union Free School District GO Series
    2004 TAN
    3.00%                                              06/29/05      3,000     3,029,524
  Long Island Power Authority Electrical System RB
    Series 1998-7 DN (MBIA Insurance, Credit Suisse
    First Boston SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04      1,650     1,650,000
  Long Island Power Authority RB Series 2004 TECP
    (J.P. Morgan Chase LOC) (A-1+)
    1.20%                                              12/08/04      5,000     5,000,000
  Metropolitan Transportation Authority GO Series
    2004A-1 DN (XL Capital Assurance Inc., Depfa
    Bank PLC SBPA)
    1.75%(b)                                           11/01/04      2,000     2,000,000
  Metropolitan Transportation Authority GO Series
    2004A-2 DN (CDC-IXIS Financial Guaranty
    Insurance, Depfa Bank PLC SBPA)
    1.75%(b)                                           11/01/04      3,000     3,000,000
  Metropolitan Transportation Authority GO Series
    2004A-3 DN (XL Capital Assurance Inc., Depfa
    Bank PLC SBPA) (A-1+, VMIG-1)
    1.75%(b)                                           11/01/04      2,000     2,000,000
  Metropolitan Transportation Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2003R
    PA-1121 MB (MBIA Insurance, Merrill Lynch &
    Co. SBPA) (A-1)
    1.03%                                              03/10/05      2,495     2,495,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN (Bank
    of New York LOC) (VMIG-1)
    1.79%(b)                                           11/05/04      5,677     5,677,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-43 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    1.81%(b)                                           11/05/04      2,455     2,455,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    1.81%(b)                                           11/05/04     $4,985    $4,985,000
  Metropolitan Transportation Authority RB Series
    2004 TECP (ABN-AMRO Bank N.V. LOC)
    (A-1+, P-1)
    1.13%                                              11/09/04      7,000     7,000,000
  Middletown City School District GO Series 2003
    BAN
    2.00%                                              12/17/04      5,575     5,580,951
  Monroe County IDA Civic Facility RB (Sigal Center
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    1.80%(b)                                           11/01/04      1,700     1,700,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN (M&T
    Bank Corp. LOC) (A-1)
    1.81%(b)                                           11/05/04      2,750     2,750,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    1.85%(b)                                           11/05/04      2,500     2,500,000
  Nassau County Intermediate Finance Authority RB
    Series 2002B DN (FSA Insurance, BNP Paribas
    SBPA) (A-1+, VMIG-1)
    1.71%(b)                                           11/05/04      1,435     1,435,000
  Nassau Health Care Corporation RB Series 2004C-1
    DN (FSA Guaranty) (A-1+, VMIG-1)
    1.75%(b)                                           11/05/04      3,000     3,000,000
  Nassau Health Care Corporation RB Series 2004C-3
    DN (FSA Guaranty) (A-1+, VMIG-1)
    1.71%(b)                                           11/05/04      6,400     6,400,000
  New York City GO Series 1993A-8 DN (J.P. Morgan
    Chase SBPA) (A-1+, VMIG-1)
    1.70%(b)                                           11/01/04        500       500,000
  New York GO Series 2000B MB (Dexia Credit, Credit
    Locale de France LOC) (A-1+, MIG-1)
    1.58%                                              08/05/05      2,000     2,000,000
  New York GO Series 2004H-8 DN (WestDeutsche
    Landesbank LOC) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04        960       960,000
  New York Local Government Assistance
    Corporation RB Series 1994B DN (Credit Suisse
    LOC) (A-1+, VMIG-1)
    1.72%(b)                                           11/05/04      5,000     5,000,000
  New York Local Government Assistance
    Corporation RB Series 1995F DN (Toronto
    Dominion LOC) (A-1, VMIG-1)
    1.72%(b)                                           11/05/04      3,000     3,000,000
  New York State Environmental Facilities
    Corporation RB (Citibank Eagle Trust Receipts)
    (Clean Water & Drinking Project) Series 2003A
    DN (Citibank Liquidity Facility) (A-1+)
    1.78%(b)                                           11/05/04      5,710     5,710,000
  New York State Environmental Facilities
    Corporation RB (Citigroup Trust Receipts)
    (Facscorp Clean Water & Drinking Project) Series
    2003R-2014 ROC II DN (Citibank Liquidity Facility)
    (VMIG-1)
    1.78%(b)                                           11/05/04      2,690     2,690,000

                                                                              51

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York State Environmental Facilities
    Corporation RB (Citigroup Trust Receipts)
    (Facscorp Clean Water & Drinking Project) Series
    2003R-4001 ROC II DN (Citibank Liquidity Facility)
    (VMIG-1)
    1.78%(b)                                            11/05/04    $ 1,590    $  1,590,000
  New York State Housing Finance Agency RB (10
    Liberty Street Project) Series 2003 DN (Fleet
    National Bank LOC) (VMIG-1)
    1.74%(b)                                            11/05/04      8,000       8,000,000
  New York State Housing Finance Agency RB
    (Tribeca Green Housing Project) Series 2003A DN
    (Landesbank Hessen-Thuringen LOC) (VMIG-1)
    1.72%(b)                                            11/05/04      7,700       7,700,000
  New York State Thruway Authority RB Series 2004
    TECP (Landesbank Hessen-Thurigen Liquidity
    Facility) (A-1+, P-1)
    1.19%                                               12/10/04      3,000       3,000,000
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    1.85%(b)                                            11/05/04      3,000       3,000,000
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    1.84%(b)                                            11/05/04      4,000       4,000,000
  Oyster Bay GO Series 2000A MB
    2.00%                                               01/21/05      8,000       8,015,755
  Port Authority of New York & New Jersey RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2000-19 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1, F-1+)
    1.77%(b)                                            11/05/04      6,670       6,670,000
  Rensselaer County Civic Facilities IDRB (The Sage
    Colleges Project) Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    1.85%(b)                                            11/05/04      2,900       2,900,000
  Rockland County IDRB (Northern Manor Multicare
    Project) Series 2002 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    1.84%(b)                                            11/05/04      5,210       5,210,000
  Scarsdale Union Free School District GO Series
    2004 TAN
    3.00%                                               06/29/05      4,100       4,139,827
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    1.79%(b)                                            11/05/04      2,390       2,390,000
  Sullivan County GO Series 2004 BAN
    2.75%                                               09/09/05      2,000       2,018,498
    3.00%                                               09/09/05      2,000       2,022,703
  Syosset Central School District GO Series 2004 TAN
    3.00%                                               06/29/05      4,000       4,036,755
  Syracuse RB Series 2004C RAN (Bank of New York
    LOC) (MIG-1)
    2.75%                                               06/30/05      3,000       3,023,405
  Syracuse RB Series 2004E RAN (Depfa Bank LOC)
    (MIG-1)
    3.00%                                               06/30/05      2,000       2,014,900

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    1.77%(b)                                            11/05/04    $ 4,240    $  4,240,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    1.81%(b)(c)                                         11/05/04     10,500      10,500,000
  Triborough Bridge & Tunnel Authority RB (Citibank
    Eagle Trust Receipts) Series 2003A DN (FGIC
    Insurance, Citibank Liquidity Facility) (A-1+)
    1.78%(b)                                            11/05/04      2,000       2,000,000
  Triborough Bridge & Tunnel Authority RB (Credit
    Locale de France LOC) Series 2003B DN
    (A-1+, VMIG-1)
    1.76%(b)                                            11/05/04      9,700       9,700,000
  Triborough Bridge & Tunnel Authority RB Series
    2004-922 DN (Morgan Stanley Liquidity Facility)
    (F-1+)
    1.78%(b)                                            11/05/04      3,000       3,000,000
  Triborough Bridge & Tunnel Authority Special
    Obligation RB Series 2000C DN (FSA Insurance)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/05/04        490         490,000
  Union Springs Central School District GO Series
    2004 BAN
    2.50%                                               06/30/05      1,265       1,272,005
  Wappinger GO Series 2004 BAN
    2.00%                                               04/29/05      3,000       3,011,691

                                                                               ============
                                                                                295,968,200
                                                                               ------------
Puerto Rico - 6.9%
  Commonwealth of Puerto Rico Highway &
    Transportation Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series 2002 PT-1052 DN
    (Merrill Lynch Capital Services Liquidity Facility)
    (A-1)
    1.79%(b)                                            11/05/04      4,000       4,000,000
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority Special Obligation Bonds
    (ABN-AMRO Munitops Trust Certificates) Series
    2000A-17 MB (ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    1.60%                                               01/26/05      7,000       7,000,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2003 MB (Merrill Lynch Capital
    Services Liquidity Facility) (A-1, AA+)
    1.30%                                               11/18/04      3,000       3,000,000
  Commonwealth of Puerto Rico RB Series 2004
    TRAN (SP-1+, MIG-1)
    3.00%                                               07/29/05      1,825       1,843,045
  Puerto Rico Electric Power Authority RB Series
    1997 DN (Societe Generale LOC) (A-1+)
    1.77%(b)                                            11/05/04      1,300       1,300,000

52

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONCLUDED)

OCTOBER 31, 2004

                                  PAR
                     MATURITY    (000)       VALUE
                    ---------- --------- -------------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
  Puerto Rico Public Financing
Corporation RB Series
  2004-911 DN (CIFG-TCRS Credit Support,
Morgan
  Stanley Group Liquidity Facility)
(AAA, F-1+)
      1.78%(b)      11/05/04   $4,697     $ 4,697,000

                                          ===========
                                           21,840,045
                                          -----------

TOTAL INVESTMENTS IN
SECURITIES -  100.4%
  (Cost $317,808,245(a))    317,808,245
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (0.4)%           (1,155,084)
                            -----------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  234,254,878
Institutional Shares,
  5,057,905 Dollar
Shares, 21,890,409
  Administration Shares,
1,419,262
  Bear Stearns Shares,
2,149 Bear
  Stearns Premier Select
Shares,
  53,932,986 Bear
Stearns Private
  Client Shares, and
2,144 Bear
  Stearns Premier Shares
  outstanding)             $316,653,161
                           ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($234,346,303/234,254,878)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($5,059,414/5,057,905)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($21,890,408/21,890,409)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
      ($1,419,736/1,419,262)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
              ($2,150/2,149)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE SHARE
    ($53,933,005/53,932,986)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
              ($2,145/2,144)                $  1.00
                                            =======

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2004, the Fund held 3.3% of its net assets, with a current market value of $10,500,000, in securities restricted as to resale.

        Key to Investment Abbreviations for all Statements of Net Assets

  AMBAC     American Municipal Bond Assurance Corp.
  AMT       Alternative Minimum Tax
  BAN       Bond Anticipation Note
  DN        Demand Note (Variable Rate)
  FGIC      Financial Guaranty Insurance Company
  FSA       Financial Security Assurance
  GO        General Obligation
  IDA       Industrial Development Authority
  IDRB      Industrial Development Revenue Bond
  LOC       Letter of Credit
  MB        Municipal Bond
  MBIA      Municipal Bond Insurance Association
  PCRB      Pollution Control Revenue Bond
  RAN       Revenue Anticipation Note
  RB        Revenue Bond
  SBPA      Stand-by Bond Purchase Agreement
  TAN       Tax Anticipation Note
  TECP      Tax Exempt Commercial Paper
  TRAN      Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2004. The ratings have not been audited by the Independent Registered Public Accounting
Firm and, therefore, are not covered by the Report of the Independent
Registered Public Accounting Firm.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              53

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2004

                                                    TEMPFUND             TEMPCASH            FEDFUND
                                                ----------------   -------------------   ---------------
Investment Income:
 Interest income ............................    $ 323,286,703        $ 139,512,325       $ 31,497,050
                                                 -------------        -------------       ------------
Expenses:
 Investment advisory fee ....................       21,100,681          11,237,725           2,939,244
 Administration fee .........................       26,929,544          12,297,155           3,935,188
 Custodian fee ..............................        1,634,330             716,180             184,390
 Transfer agent fee .........................        1,474,227             559,936             174,793
 Shareholder servicing fees - class
   specific .................................       11,580,763           1,164,474           1,153,039
 Distribution fees - class specific .........          839,724                   4             108,464
 Legal fees .................................          170,085              75,133              16,700
 Audit fees .................................           92,957              41,597               8,791
 Printing ...................................           81,396              33,242              14,683
 Registration fees and expenses .............           77,447              51,250              68,709
 Trustees' fees and expenses ................          188,461              81,289              25,626
 Other ......................................          576,583             249,566              93,329
                                                 -------------        -------------       ------------
Total expenses ..............................       64,746,198          26,507,551           8,722,956
                                                 -------------        -------------       ------------
Less investment advisory and
 administration fees waived .................       (6,483,940)         (5,904,806)         (2,369,742)
Less distribution fees waived - class
 specific ...................................         (285,403)                  -             (60,650)
Less shareholder servicing fees waived -
 class specific .............................         (164,913)                   (3)          (27,818)
Less custody fees paid indirectly ...........                -                   -              (1,562)
                                                 -------------        --------------      ------------
Net expenses ................................       57,811,942          20,602,742           6,263,184
                                                 -------------        --------------      ------------
Net investment income .......................      265,474,761         118,909,583          25,233,866
 Net realized gain (loss) from investment
   transactions .............................         (334,198)            (78,365)              9,583
                                                 -------------        --------------      ------------
 Net increase in net assets resulting from
   operations ...............................    $ 265,140,563        $ 118,831,218       $ 25,243,449
                                                 =============        ==============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
54

                           BLACKROCK LIQUIDITY FUNDS

                                         CALIFORNIA        NEW YORK
    MUNIFUND           MUNICASH          MONEY FUND       MONEY FUND
---------------   ------------------   --------------   --------------
 $ 23,060,253        $ 28,481,745       $  5,407,165     $ 3,807,485
 ------------        ------------       ------------     -----------
    3,197,364          3,713,133             961,669         691,934
    3,197,364          3,713,133             841,460         605,442
      146,393            177,330              43,758          32,845
      121,235            125,450              38,526          27,854
      610,127            220,708             113,755         180,667
      121,486                  4              77,544         115,282
       15,253             18,073              30,495          15,830
        8,187              9,709               1,790           1,326
        8,032              9,343               1,656             223
       76,890             52,385              25,228          14,582
       18,982             22,489               5,464           1,136
       42,927             50,617              16,395          11,805
 ------------        ------------       ------------     -----------
    7,564,240          8,112,374           2,157,740       1,698,926
 ------------        ------------       ------------     -----------
   (2,865,388)        (3,148,554)         (1,004,774)       (723,640)
      (57,324)                 -             (41,726)        (68,520)
      (22,115)                  (7)          (16,615)        (27,384)
     (112,010)          (157,483)            (15,015)        (10,597)
 ------------        -------------      ------------     -----------
    4,507,403          4,806,330           1,079,610         868,785
 ------------        -------------      ------------     -----------
   18,552,850         23,675,415           4,327,555       2,938,700
      (69,713)           (74,262)             33,998         106,067
 ------------        -------------      ------------     -----------
 $ 18,483,137        $ 23,601,153       $  4,361,553     $ 3,044,767
 ============        =============      ============     ===========

                                                                              55

                           BLACKROCK LIQUIDITY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    TEMPFUND
                                                                   -------------------------------------------
                                                                        YEAR ENDED             YEAR ENDED
                                                                     OCTOBER 31, 2004       OCTOBER 31, 2003
                                                                   --------------------   --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................     $    265,474,761       $    317,184,756
  Net gain (loss) on investments ...............................             (334,198)               (11,642)
                                                                     ----------------       ----------------
  Net increase in net assets resulting from operations .........          265,140,563            317,173,114
                                                                     ----------------       ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................         (227,365,103)          (279,906,630)
  Dollar Shares ................................................          (29,669,002)           (36,272,849)
  Cash Management Shares .......................................           (1,213,382)              (458,513)
  Cash Reserve Shares ..........................................               (8,668)              (348,756)
  Administration Shares ........................................           (5,900,458)                (2,770)
  Bear Stearns Shares ..........................................             (535,559)              (195,238)
  Bear Stearns Premier Select Shares ...........................                    -                      -
  Bear Stearns Private Client Shares ...........................             (782,589)                     -
  Bear Stearns Premier Shares ..................................                    -                      -
                                                                     ----------------       ----------------
   Total distributions from net investment income ..............         (265,474,761)          (317,184,756)
                                                                     ----------------       ----------------
  Capital share transactions ...................................       (1,148,622,411)          (318,668,856)
                                                                     ----------------       ----------------
   Total increase (decrease) in net assts ......................       (1,148,956,609)          (318,680,498)
Net assets:
  Beginning of year ............................................       24,128,805,404         24,447,485,902
                                                                     ----------------       ----------------
  End of year ..................................................     $ 22,979,848,795       $ 24,128,805,404
                                                                     ================       ================
  End of year undistributed net investment income ..............     $              -       $              -

56

                  BLACKROCK LIQUIDITY FUNDS

                TEMPCASH                                    FEDFUND
-----------------------------------------   ----------------------------------------
    YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
 OCTOBER 31, 2004      OCTOBER 31, 2003      OCTOBER 31, 2004      OCTOBER 31, 2003
------------------   --------------------   ------------------   -------------------
 $    118,909,583      $    127,942,066      $    25,233,866       $    31,715,282
          (78,365)               (9,501)               9,583                24,682
 ----------------      ----------------      ---------------       ---------------
      118,831,218           127,932,565           25,243,449            31,739,964
 ----------------      ----------------      ---------------       ---------------
     (114,832,728)         (123,842,104)         (21,935,118)          (27,344,879)
       (4,067,601)           (4,099,962)          (3,018,104)           (4,306,454)
                -                     -                    -                     -
                -                     -              (71,514)              (48,268)
           (9,227)                    -                    -                     -
                -                     -              (48,920)              (15,681)
              (15)                    -                  (12)                    -
                -                     -             (160,187)                    -
              (12)                    -                  (11)                    -
 ----------------      ----------------      ---------------       ---------------
     (118,909,583)         (127,942,066)         (25,233,866)          (31,715,282)
 ----------------      ----------------      ---------------       ---------------
   (3,244,861,130)        4,028,854,703         (274,674,705)          (11,484,018)
 ----------------      ----------------      ---------------       ---------------
   (3,244,939,495)        4,028,845,202         (274,665,122)          (11,459,336)
   11,626,476,055         7,597,630,853        2,582,060,944         2,593,520,280
 ----------------      ----------------      ---------------       ---------------
 $  8,381,536,560      $ 11,626,476,055      $ 2,307,395,822       $ 2,582,060,944
 ================      ================      ===============       ===============
 $              -      $              -      $             -       $             -

                                                                              57

                           BLACKROCK LIQUIDITY FUNDS
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                   MUNIFUND
                                                                   ----------------------------------------
                                                                       YEAR ENDED            YEAR ENDED
                                                                    OCTOBER 31, 2004      OCTOBER 31, 2003
                                                                   ------------------   -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................    $    18,552,850       $    14,565,441
  Net gain (loss) on investments ...............................            (69,713)               13,252
                                                                    ---------------       ---------------
  Net increase in net assets resulting from operations .........         18,483,137            14,578,693
                                                                    ---------------       ---------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................        (16,076,076)          (14,031,321)
  Dollar Shares ................................................           (450,003)             (358,615)
  Cash Management Shares .......................................           (101,852)              (51,894)
  Cash Reserve Shares ..........................................                  -               (51,034)
  Administration Shares ........................................         (1,763,263)              (55,948)
  Bear Stearns Shares ..........................................            (52,593)              (16,629)
  Bear Stearns Premier Select Shares ...........................                  -                     -
  Bear Stearns Private Client Shares ...........................           (109,063)                    -
  Bear Stearns Premier Shares ..................................                  -                     -
                                                                    ---------------       ---------------
   Total distributions from net investment income ..............        (18,552,850)          (14,565,441)
                                                                    ---------------       ---------------
  Capital share transactions ...................................        817,344,855           464,702,260
                                                                    ---------------       ---------------
   Total increase (decrease) in net assts ......................        817,275,142           464,715,512
Net assets:
  Beginning of year ............................................      1,615,493,795         1,150,778,283
                                                                    ---------------       ---------------
  End of year ..................................................    $ 2,432,768,937       $ 1,615,493,795
                                                                    ===============       ===============
  End of year undistributed net investment income ..............    $         2,304       $         2,304

58

                  BLACKROCK LIQUIDITY FUNDS

                 MUNICASH                             CALIFORNIA MONEY FUND                     NEW YORK MONEY FUND
------------------------------------------   ---------------------------------------   --------------------------------------
      YEAR ENDED            YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
   OCTOBER 31, 2004      OCTOBER 31, 2003     OCTOBER 31, 2004     OCTOBER 31, 2003     OCTOBER 31, 2004     OCTOBER 31, 2003
---------------------   ------------------   ------------------   ------------------   ------------------   -----------------
   $    23,675,415       $    19,199,722       $  4,327,555         $   4,726,755        $  2,938,700         $   3,999,170
          (74,262)                38,928             33,998               (45,308)            106,067                 1,205
   ---------------       ---------------       --------------       -------------        --------------       -------------
       23,601,153             19,238,650          4,361,553             4,681,447           3,044,767             4,000,375
   ---------------       ---------------       --------------       -------------        --------------       -------------
      (23,015,244)           (18,534,647)        (4,203,209)           (4,596,334)         (2,684,685)           (3,914,008)
         (660,152)              (665,075)           (17,574)             (123,700)            (37,748)              (45,195)
                -                      -               (728)                 (197)                  -                     -
                -                      -                  -                     -                   -                     -
                -                      -             (5,510)                    -             (79,480)                    -
                -                      -            (25,383)               (6,524)            (27,416)              (39,967)
              (11)                     -                (10)                    -                    (9)                  -
                -                      -            (75,132)                    -            (109,353)                    -
                 (8)                   -                   (9)                  -                    (9)                  -
   -----------------     ---------------       ---------------      -------------        ---------------      -------------
      (23,675,415)           (19,199,722)        (4,327,555)           (4,726,755)         (2,938,700)           (3,999,170)
   ----------------      ---------------       --------------       -------------        --------------       -------------
      250,878,180            828,438,393        (14,025,066)           28,797,397         (55,281,003)          (11,962,932)
   ----------------      ---------------       --------------       -------------        --------------       -------------
      250,803,918            828,477,321        (13,991,068)           28,752,089         (55,174,936)          (11,961,727)
    2,144,705,963          1,316,228,642        515,422,515           486,670,426         371,828,097           383,789,824
   ----------------      ---------------       --------------       -------------        --------------       -------------
   $ 2,395,509,881       $ 2,144,705,963       $ 501,431,447        $ 515,422,515        $ 316,653,161        $ 371,828,097
   ================      ===============       ==============       =============        ==============       =============
   $             -       $             -       $          -         $           -        $          -         $           -

                                                                              59

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DIVIDENDS TO        NET
                                     NET ASSET                    SHAREHOLDERS       ASSET
                                       VALUE           NET          FROM NET         VALUE
                                     BEGINNING     INVESTMENT      INVESTMENT        END OF
                                     OF PERIOD       INCOME          INCOME          PERIOD
                                    ===========   ============   ==============   ===========
     -----
     TempFund
     -----
     Institutional Shares
     10/31/04                        $   1.00      $   0.0109     $   (0.0109)     $   1.00
     10/31/03                            1.00          0.0113       (0.0113)         1.00
     10/31/02                            1.00          0.0186       (0.0186)         1.00
     10/31/01                            1.00          0.0477       (0.0477)         1.00
     10/31/00                            1.00          0.0611       (0.0611)         1.00
     Dollar Shares
     10/31/04                        $   1.00      $   0.0084     $   (0.0084)     $   1.00
     10/31/03                            1.00          0.0088       (0.0088)         1.00
     10/31/02                            1.00          0.0161       (0.0161)         1.00
     10/31/01                            1.00          0.0452       (0.0452)         1.00
     10/31/00                            1.00          0.0586       (0.0586)         1.00
     Cash Management Shares
     10/31/04                        $   1.00      $   0.0059     $   (0.0059)     $   1.00
     10/31/03                            1.00          0.0063       (0.0063)         1.00
     10/31/02                            1.00          0.0136       (0.0136)         1.00
     10/31/01                            1.00          0.0427       (0.0427)         1.00
     10/31/00                            1.00          0.0561       (0.0561)         1.00
     Cash Reserve Shares7
     11/01/03 through 12/15/039      $   1.00      $   0.0007     $   (0.0007)     $   1.00
     10/31/03                            1.00          0.0067       (0.0067)         1.00
     10/31/02                            1.00          0.0146       (0.0146)         1.00
     10/31/01                            1.00          0.0437       (0.0437)         1.00
     05/30/001 through 10/31/00          1.00          0.0258       (0.0258)         1.00
     Administration Shares
     10/31/04                        $   1.00      $   0.0099     $   (0.0099)     $   1.00
     10/31/03                            1.00          0.0103       (0.0103)         1.00
     04/04/021 through 10/31/02          1.00          0.0095       (0.0095)         1.00
     Bear Stearns Shares
     10/31/04                        $   1.00      $   0.0032     $   (0.0032)     $   1.00
     10/31/03                            1.00          0.0034       (0.0034)         1.00
     05/20/021 through 10/31/02          1.00          0.0041       (0.0041)         1.00
     Bear Stearns Private Client Shares
     03/26/041 through 10/31/04      $   1.00      $   0.0048     $   (0.0048)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
60

                           BLACKROCK LIQUIDITY FUNDS

                                                                        RATIO OF
                                                     RATIO OF         EXPENSES TO     RATIO OF NET
                                   RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                 EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                 NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
   RETURN5      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
============   ==============   =============   ==================   =============   =============
      1.09%     $ 17,452,337        0.18%            0.18%           0.21%         1.09%
     1.14         20,081,053       0.18               0.18              0.20            1.15
     1.88         19,871,753       0.18               0.18              0.18            1.88
     4.87         26,150,330       0.18               0.18              0.20            4.62
     6.28         15,862,970       0.18               0.18              0.20            6.12

      0.84%     $  3,665,117        0.43%            0.43%           0.46%         0.83%
     0.89          3,818,036       0.43               0.43              0.45            0.90
     1.62          4,309,354       0.43               0.43              0.43            1.63
     4.61          5,677,232       0.43               0.43              0.45            4.32
     6.02            815,132       0.43               0.43              0.45            5.94
      0.59%     $    192,325        0.68%            0.68%           0.71%         0.58%
     0.63            147,693       0.68               0.68              0.70            0.57
     1.37             65,140       0.68               0.68              0.68            1.34
     4.35             58,043       0.68               0.68              0.70            3.93
     5.75             30,242       0.68               0.68              0.70            5.68

      0.07%     $          -         0.58%2             0.58%2            0.60%2          0.54%2
     0.762             6,622       0.582              0.582             0.602           0.942
     1.47            178,398       0.58               0.58              0.58            1.47
     4.46            208,114       0.58               0.58              0.60            4.42
     6.242           222,325       0.582              0.582             0.602           6.162
      0.99%     $  1,200,346        0.28%            0.28%           0.31%         1.25%
     1.04                330       0.28               0.28              0.30            1.00
     1.662               124       0.282              0.282             0.292           1.622

      0.32%     $    189,266        0.95%            0.95%           1.03%         0.34%
     0.34             75,071       0.96               0.96              1.02            0.30
     0.912            22,717       1.002              1.002             1.012           0.882
      0.48%     $    280,458         0.58%2             0.58%2            1.05%2          0.96%2

                                                                              61

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     -----
     TempCash
     -----
     Institutional Shares
     10/31/04                         $   1.00      $   0.0112     $   (0.0112)     $   1.00
     10/31/03                             1.00          0.0118       (0.0118)         1.00
     10/31/02                             1.00          0.0193       (0.0193)         1.00
     10/31/01                             1.00          0.0483       (0.0483)         1.00
     10/31/00                             1.00          0.0613       (0.0613)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0087     $   (0.0087)     $   1.00
     10/31/03                             1.00          0.0093       (0.0093)         1.00
     10/31/02                             1.00          0.0168       (0.0168)         1.00
     10/31/01                             1.00          0.0458       (0.0458)         1.00
     10/31/00                             1.00          0.0588       (0.0588)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0056     $   (0.0056)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0041     $   (0.0041)     $   1.00
     ----
     FedFund
     ----
     Institutional Shares
     10/31/04                         $   1.00      $   0.0105     $   (0.0105)     $   1.00
     10/31/03                             1.00          0.0110       (0.0110)         1.00
     10/31/02                             1.00          0.0183       (0.0183)         1.00
     10/31/01                             1.00          0.0469       (0.0469)         1.00
     10/31/00                             1.00          0.0594       (0.0594)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0080     $   (0.0080)     $   1.00
     10/31/03                             1.00          0.0085       (0.0085)         1.00
     10/31/02                             1.00          0.0158       (0.0158)         1.00
     10/31/01                             1.00          0.0444       (0.0444)         1.00
     10/31/00                             1.00          0.0569       (0.0569)         1.00
     Cash Reserve Shares
     10/31/04                         $   1.00      $   0.0065     $   (0.0065)     $   1.00
     04/01/031 through 10/31/03           1.00          0.0034       (0.0034)         1.00
     Bear Stearns Shares
     10/31/04                         $   1.00      $   0.0031     $   (0.0031)     $   1.00
     10/31/03                             1.00          0.0033       (0.0033)         1.00
     05/20/021 through 10/31/02           1.00          0.0040       (0.0040)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0054     $   (0.0054)     $   1.00
     Bear Stearns Private Client Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0045     $   (0.0045)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0038     $   (0.0038)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
62

                           BLACKROCK LIQUIDITY FUNDS

                                                                        RATIO OF
                                                     RATIO OF         EXPENSES TO     RATIO OF NET
                                   RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                 EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                 NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
   RETURN5      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
============   ==============   =============   ==================   =============   =============
      1.13%     $ 7,850,023         0.18%            0.18%           0.23%         1.11%
     1.18        11,193,249        0.18               0.18              0.23            1.18
     1.95         7,195,494        0.18               0.18              0.24            1.92
     4.93         4,923,190        0.18               0.18              0.29            4.76
     6.30         3,785,528        0.18               0.18              0.31            6.18

      0.88%     $   531,509         0.43%            0.43%           0.49%         0.87%
     0.93           433,227        0.43               0.43              0.48            0.94
     1.70           402,137        0.43               0.43              0.50            1.71
     4.67           447,082        0.43               0.43              0.54            4.56
     6.04           427,625        0.43               0.43              0.56            5.89
      0.56%     $         2          0.45%2             0.45%2            0.50%2          1.15%2

      0.41%     $         2          0.70%2             0.70%2            0.75%2          0.81%2
      1.05%     $ 1,883,220         0.20%            0.20%           0.29%         1.04%
     1.10         2,163,336        0.20               0.20              0.28            1.10
     1.85         1,955,108        0.20               0.20              0.26            1.82
     4.79         1,684,597        0.20               0.20              0.27            4.61
     6.10         1,400,232        0.20               0.20              0.29            6.01

      0.80%     $   345,479         0.45%            0.45%           0.54%         0.79%
     0.85           397,344        0.45               0.45              0.53            0.87
     1.60           635,685        0.45               0.45              0.50            1.61
     4.53           814,186        0.45               0.45              0.52            4.18
     5.84           216,511        0.45               0.45              0.54            6.04
      0.65%     $     9,276         0.60%            0.60%           0.69%         0.62%
     0.592           13,492        0.602              0.602             0.692           0.582

      0.31%     $    18,837         0.95%            0.95%           1.09%         0.36%
     0.33             7,889        0.95               0.95              1.08            0.30
     0.892            2,728        1.002              1.002             1.082           0.872
      0.54%     $         2          0.45%2             0.45%2            0.54%2          0.92%2

      0.45%     $    50,579          0.58%2            0.58%            0.80%2          0.92%2
      0.38%     $         2          0.70%2            0.70%            0.79%2          0.60%2

                                                                              63

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     -----
     MuniFund
     -----
     Institutional Shares
     10/31/04                         $   1.00      $   0.0095     $   (0.0095)     $   1.00
     10/31/03                             1.00          0.0096       (0.0096)         1.00
     10/31/02                             1.00          0.0142       (0.0142)         1.00
     10/31/01                             1.00          0.0302       (0.0302)         1.00
     10/31/00                             1.00          0.0379       (0.0379)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0070     $   (0.0070)     $   1.00
     10/31/03                             1.00          0.0071       (0.0071)         1.00
     10/31/02                             1.00          0.0117       (0.0117)         1.00
     10/31/01                             1.00          0.0277       (0.0277)         1.00
     10/31/00                             1.00          0.0354       (0.0354)         1.00
     Cash Management Shares4
     10/31/04                         $   1.00      $   0.0045     $   (0.0045)     $   1.00
     10/31/03                             1.00          0.0040       (0.0040)         1.00
     10/31/02                             1.00          0.0085       (0.0085)         1.00
     10/31/01                             1.00          0.0252       (0.0252)         1.00
     10/31/00                             1.00          0.0329       (0.0329)         1.00
     Cash Reserve Shares8
     11/01/02 through 08/06/03        $   1.00      $   0.0047     $   (0.0047)     $   1.00
     10/31/02                             1.00          0.0102       (0.0102)         1.00
     10/31/01                             1.00          0.0262       (0.0262)         1.00
     08/04/02 through 10/31/00            1.00          0.0090       (0.0090)         1.00
     Administration Shares10
     05/17/04 through 10/31/04        $   1.00      $   0.0044     $   (0.0044)     $   1.00
     11/01/02 through 10/06/03            1.00          0.0081       (0.0081)         1.00
     04/18/021 through 10/31/02           1.00          0.0069       (0.0069)         1.00
     Bear Stearns Shares
     10/31/04                         $   1.00      $   0.0026     $   (0.0026)     $   1.00
     10/31/03                             1.00          0.0026       (0.0026)         1.00
     05/20/021 through 10/31/02           1.00          0.0024       (0.0024)         1.00
     Bear Stearns Private Client Shares
     3/26/041 through 10/31/04        $   1.00      $   0.0033     $   (0.0033)     $   1.00
     -----
     MuniCash
     -----
     Institutional Shares
     10/31/04                         $   1.00      $   0.0100     $   (0.0100)     $   1.00
     10/31/03                             1.00          0.0108       (0.0108)         1.00
     10/31/02                             1.00          0.0156       (0.0156)         1.00
     10/31/01                             1.00          0.0325       (0.0325)         1.00
     10/31/00                             1.00          0.0392       (0.0392)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0075     $   (0.0075)     $   1.00
     10/31/03                             1.00          0.0083       (0.0083)         1.00
     10/31/02                             1.00          0.0131       (0.0131)         1.00
     10/31/01                             1.00          0.0300       (0.0300)         1.00
     10/31/00                             1.00          0.0367       (0.0367)         1.00
     Cash Management Shares6
     11/01/01 through 10/15/02        $   1.00      $   0.0101     $   (0.0101)     $   1.00
     3/2/011 through 10/31/01             1.00          0.0163       (0.0163)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0049     $   (0.0049)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0035     $   (0.0035)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
64

                           BLACKROCK LIQUIDITY FUNDS

                                                     RATIO OF
                                                   EXPENSES TO       RATIO OF
                                                     AVERAGE       EXPENSES TO     RATIO OF NET
                                     RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                   EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                   NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    RETURN5       PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
==============   ==============   =============   =============   =============   =============
      0.95%     $ 1,812,753         0.20%         0.19%         0.34%         0.95%
     0.96           1,549,951        0.20            0.19            0.35            0.93
     1.43           1,037,163        0.20            0.19            0.37            1.41
     3.06             688,837        0.20            0.19            0.39            3.02
     3.86             605,741        0.20            0.19            0.41            3.79

      0.70%     $    82,323         0.45%         0.45%         0.59%         0.73%
     0.71              37,749        0.45            0.44            0.60            0.74
     1.18              74,526        0.45            0.44            0.62            1.18
     2.81              70,990        0.45            0.44            0.64            2.66
     3.60              63,619        0.45            0.44            0.66            3.55
      0.45%     $    20,114         0.70%         0.69%         0.84%         0.43%
     0.452             22,423        0.702           0.692           0.852           0.402
     0.912             11,197        0.702           0.692           0.872           0.902
     2.55               4,763        0.70            0.69            0.89            2.39
     3.34               3,663        0.70            0.69            0.90            3.33

       0.57%2     $         -          0.60%2          0.59%2          0.75%2          0.63%2
     1.03               8,626        0.60            0.59            0.77            1.03
     2.65              12,089        0.60            0.59            0.79            2.68
     3.742             17,151        0.602           0.592           0.792           3.692
      0.44%     $   437,590          0.30%2          0.30%2         0.43%          1.01%2
     0.872                  -        0.302           0.292           0.452           0.902
     1.282             13,051        0.302           0.292           0.472           1.272

      0.26%     $    28,191         0.90%         0.89%         1.14%         0.29%
     0.26               5,371        0.88            0.87            1.15            0.25
     0.542              6,215        1.002           0.992           1.162           0.572
      0.33%     $    51,799          0.68%2          0.68%2          0.83%2          0.67%2
      1.01%     $ 2,315,927         0.20%         0.19%         0.33%         1.01%
     1.09           2,054,465        0.20            0.19            0.34            1.04
     1.57           1,257,237        0.20            0.19            0.36            1.55
     3.30             809,890        0.20            0.19            0.40            3.04
     3.99             298,832        0.20            0.20            0.40            3.91

      0.76%     $    79,579         0.45%         0.44%         0.58%         0.75%
     0.84              90,241        0.45            0.44            0.59            0.81
     1.32              58,991        0.45            0.44            0.61            1.30
     3.04              40,306        0.45            0.45            0.65            3.19
     3.73             101,373        0.45            0.45            0.65            3.63
       1.01%2     $         -          0.70%2          0.69%2          0.87%2          1.07%2
     2.472              5,118        0.692           0.692           0.892           2.362

      0.50%     $         2          0.45%2          0.44%2          0.58%2          0.84%2
      0.35%     $         2          0.70%2          0.69%2          0.83%2          0.57%2

                                                                              65

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     ------------
     California Money Fund
     ------------
     Institutional Shares
     10/31/04                         $   1.00      $   0.0092     $   (0.0092)     $   1.00
     10/31/03                             1.00          0.0094       (0.0094)         1.00
     10/31/02                             1.00          0.0132       (0.0132)         1.00
     10/31/01                             1.00          0.0271       (0.0271)         1.00
     10/31/00                             1.00          0.0326       (0.0326)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0067     $   (0.0067)     $   1.00
     10/31/03                             1.00          0.0069       (0.0069)         1.00
     10/31/02                             1.00          0.0107       (0.0107)         1.00
     10/31/01                             1.00          0.0246       (0.0246)         1.00
     10/31/00                             1.00          0.0301       (0.0301)         1.00
     Cash Management Shares
     10/31/04                         $   1.00      $   0.0042     $   (0.0042)     $   1.00
     07/14/031through 10/31/03            1.00          0.0008       (0.0008)         1.00
     Administration Shares
     06/17/041 through 10/31/04       $   1.00      $   0.0037     $   (0.0037)     $   1.00
     Bear Stearns Shares
     10/31/04                         $   1.00      $   0.0025     $   (0.0025)     $   1.00
     10/31/03                             1.00          0.0025       (0.0025)         1.00
     05/20/021through 10/31/02            1.00          0.0022       (0.0022)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0045     $   (0.0045)     $   1.00
     Bear Stearns Private Client Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0030     $   (0.0030)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0036     $   (0.0036)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
66

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
   RETURN5      PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      0.92%       $ 454,698         0.20%         0.20%         0.41%         0.92%
     0.94           496,630        0.20            0.19            0.40            0.93
     1.33           456,081        0.20            0.19            0.42            1.32
     2.74           542,541        0.20            0.19            0.44            2.72
     3.31           575,735        0.20            0.20            0.44            3.25

      0.68%       $   1,347         0.45%         0.44%         0.66%         0.66%
     0.69            15,463        0.45            0.44            0.65            0.71
     1.07            29,922        0.45            0.45            0.67            1.12
     2.49            27,460        0.45            0.44            0.69            2.45
     3.05            10,212        0.45            0.45            0.69            2.98
      0.42%       $     120         0.70%         0.70%         0.90%         0.40%
     0.252              227        0.692           0.682           0.912           0.252

      0.37%       $   1,738          0.30%2          0.30%2          0.51%2          1.00%2
      0.25%       $   6,307         0.86%         0.86%         1.20%         0.25%
     0.25             3,103        0.88            0.87            1.20            0.24
     0.482              668        1.002           0.992           1.202           0.512

      0.45%       $       2          0.45%2          0.45%2          0.66%2          0.76%2
      0.32%       $  37,216          0.68%2          0.68%2          0.91%2          0.63%2

      0.36%       $       2          0.60%2          0.60%2          0.81%2          0.55%2

                                                                              67

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     ------------
     New York Money Fund
     ------------
     Institutional Shares
     10/31/04                         $   1.00      $   0.0091     $   (0.0091)     $   1.00
     10/31/03                             1.00          0.0096       (0.0096)         1.00
     10/31/02                             1.00          0.0131       (0.0131)         1.00
     10/31/01                             1.00          0.0285       (0.0285)         1.00
     10/31/00                             1.00          0.0364       (0.0364)         1.00
     Dollar Shares3
     10/31/04                         $   1.00      $   0.0066     $   (0.0066)     $   1.00
     10/31/03                             1.00          0.0071       (0.0071)         1.00
     10/31/02                             1.00          0.0106       (0.0106)         1.00
     10/31/01                             1.00          0.0260       (0.0260)         1.00
     10/31/00                             1.00          0.0205       (0.0205)         1.00
     Administration Shares
     06/17/041 through 10/31/04       $   1.00      $   0.0035     $   (0.0035)     $   1.00
     Bear Stearns Shares
     10/31/04                         $   1.00      $   0.0024     $   (0.0024)     $   1.00
     10/31/03                             1.00          0.0025       (0.0025)         1.00
     05/20/021 through 10/31/02           1.00          0.0021       (0.0021)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0043     $   (0.0043)     $   1.00
     Bear Stearns Private Client Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0030     $   (0.0030)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0034     $   (0.0034)     $   1.00

    1 Commencement of operations of share class.
    2 Annualized.
    3 There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
    4 There were no Cash Management Shares outstanding during the periods
        December 18, 2001 to January 10, 2002 and December 06, 2002 to January
        09, 2003.
    5 Past performance is no guarantee of future results.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
   RETURN5      PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      0.92%       $ 234,346         0.20%         0.19%         0.40%         0.90%
     0.96           347,960        0.20            0.19            0.40            0.95
     1.32           362,077        0.20            0.19            0.41            1.31
     2.89           369,989        0.20            0.19            0.44            2.82
     3.71           302,194        0.20            0.19            0.46            3.61

      0.67%       $   5,059         0.45%         0.44%         0.65%         0.67%
     0.71             5,216        0.45            0.44            0.65            0.68
     1.07             4,716        0.45            0.44            0.66            1.06
     2.63             3,896        0.45            0.44            0.69            2.52
     3.732            1,647        0.452           0.442           0.702           3.662
      0.35%       $  21,890          0.30%2          0.30%2          0.51%2          0.94%2

      0.24%       $   1,420         0.83%         0.82%         1.20%         0.21%
     0.25            18,652        0.91            0.90            1.20            0.25
     0.462           16,997        1.002           0.992           1.192           0.462
      0.43%       $       2          0.45%2          0.44%2          0.65%2          0.69%2

      0.30%       $  53,933          0.69%2          0.68%2          0.92%2          0.56%2
      0.34%       $       2          0.60%2          0.59%2          0.80%2          0.55%2

    6 There were no Cash Management Shares outstanding during the period
        October 16, 2002 to October 31, 2004.

    7 There were no Cash Reserve Shares outstanding during the period August 7,
        2003 to September 15, 2003 and December 16, 2003 to October 31, 2004.
    8 There were no Cash Reserve Shares outstanding during the period August 7,
        2003 to October 31, 2004.
    9 Unaudited.
    10 There were no Administration Shares outstanding during the period
October 7, 2003 to May 16, 2004.

                                                                              69

                           BLACKROCK LIQUIDITY FUNDS
                         NOTES TO FINANCIAL STATEMENTS

(A) Organization

     BlackRock Liquidity Funds (the "Trust") (formerly, BlackRock Provident
Institutional Funds) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment
Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal
Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for
California Investors, Inc.; and (5) Municipal Fund for New York Investors, Inc.
(together, the"Predecessor Companies"). On February 10, 1999, the Predecessor
Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to seven of the Trust's portfolios: TempFund,
TempCash, FedFund, MuniFund, MuniCash, California Money Fund and New York Money
(each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each offers eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier
Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares,
Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares and Plus Shares. TempFund and MuniFund each offers eight classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar
Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier
Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares,
Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares
and Institutional Shares. TempCash and MuniCash each offers eight classes of shares: Administration Shares,  Bear Stearns Premier Shares, Bear Stearns
Premier Select Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve
Shares, Dollar Shares and Institutional Shares.

     Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

     Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate accretion of any discount or amortization of any premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each portfolio at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For TempFund, TempCash and FedFund, the Trust may
purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price.
Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

70

                           BLACKROCK LIQUIDITY FUNDS

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class- specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. For the year  ended October 31,
2004, the information provided below shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

     The following table provides a list of Bear Stearns share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and
Distribution Plans.

                                                  SHAREHOLDER     DISTRIBUTION
                                                SERVICE FEES(1)     FEES(2)
                                               ----------------- -------------
        Bear Stearns ........................         0.50%           0.35%
        Bear Stearns Premier Select .........         0.40%           0.10%
        Bear Stearns Private Client .........         0.50%           0.35%
        Bear Stearns Premier ................         0.50%           0.10%

(1)The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)Dividends paid to shareholders of all share classes with a 12b-1 Plan are reduced by fees paid under such plan.

                                                    SHARE CLASSES
1. SHAREHOLDER SERVICE FEES     -----------------------------------------------------
                                                  CASH        CASH
                                    DOLLAR     MANAGEMENT   RESERVE   ADMINISTRATION
                                ------------- ------------ --------- ----------------
TempFund ...................... $8,909,451    $1,042,337   $6,414    $470,468
TempCash ......................  1,163,641             -        -         820
FedFund .......................    959,119             -   45,795           -
MuniFund ......................    153,155       117,283        -     175,304
MuniCash ......................    220,698             -        -           -
California Money Fund .........      6,630           909        -         549
New York Money Fund ...........     14,182             -        -       8,471

                                                      SHARE CLASSES
1. SHAREHOLDER SERVICE FEES     ---------------------------------------------------------
                                                BEAR                BEAR
                                              STEARNS      BEAR    STEARNS
                                    BEAR      PRIVATE    STEARNS   PREMIER
                                  STEARNS      CLIENT    PREMIER   SELECT       TOTAL
                                ----------- ----------- --------- -------- --------------
TempFund ...................... $744,374    $407,719        $-       $-    $11,580,763
TempCash ......................        -           -         9        4      1,164,474
FedFund .......................   61,469      86,643         9        4      1,153,039
MuniFund ......................   82,493      81,892         -        -        610,127
MuniCash ......................        -           -         6        4        220,708
California Money Fund .........   46,046      59,609         7        5        113,755
New York Money Fund ...........   60,116      97,886         7        5        180,667

                                                                 SHARE CLASSES
2. SHAREHOLDER SERVICE FEES WAIVED   ----------------------------------------------------------------------
                                        BEAR     BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                      STEARNS   PRIVATE CLIENT      PREMIER     PREMIER SELECT     TOTAL
                                     --------- ---------------- -------------- ---------------- -----------
TempFund ...........................  $85,900       $79,013           $-              $-         $164,913
TempCash ...........................        -             -            1               2                3
FedFund ............................    7,573        20,239            2               4           27,818
MuniFund ...........................   19,113         3,002            -               -           22,115
MuniCash ...........................        -             -            3               4                7
California Money Fund ..............   14,161         2,447            3               4           16,615
New York Money Fund ................   23,087         4,289            4               4           27,384

                                                                              71

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              SHARE CLASSES
3. DISTRIBUTION FEES            -------------------------------------------------------------------------
                                    BEAR      BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                  STEARNS    PRIVATE CLIENT      PREMIER     PREMIER SELECT      TOTAL
                                ----------- ---------------- -------------- ---------------- ------------
TempFund ......................  $554,321       $285,403           $-              $-         $ 839,724
TempCash ......................         -              -            2               2                 4
FedFund .......................    47,810         60,650            2               2           108,464
MuniFund ......................    64,162         57,324            -               -           121,486
MuniCash ......................         -              -            2               2                 4
California Money Fund .........    35,814         41,726            2               2            77,544
New York Money Fund ...........    46,758         68,520            2               2           115,282

                                                             SHARE CLASSES
4. DISTRIBUTION FEES WAIVED     -----------------------------------------------------------------------
                                   BEAR     BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                 STEARNS   PRIVATE CLIENT      PREMIER     PREMIER SELECT      TOTAL
                                --------- ---------------- -------------- ---------------- ------------
TempFund ......................     $-        $285,403           $-              $-         $ 285,403
TempCash ......................      -               -            -               -                 -
FedFund .......................      -          60,650            -               -            60,650
MuniFund ......................      -          57,324            -               -            57,324
MuniCash ......................      -               -            -               -                 -
California Money Fund .........      -          41,726            -               -            41,726
New York Money Fund ...........      -          68,520            -               -            68,520

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of
BlackRock, Inc., BIMC manages the Funds and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect majority-owned subsidiary of The
PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the
"Co-Administrators").

     In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: .175% of the first $1 billion, .15%
of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio's average daily net assets, and with respect to FedFund, the fee payable based on its average net assets as combined with
T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust, as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion,
..095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

     For the year ended October 31, 2004, advisory fees and waivers for each
Fund were as follows:

                             GROSS                      NET ADVISORY
                         ADVISORY FEE      WAIVER           FEE
                        -------------- -------------- ---------------
    TempFund .........   $ 21,100,681   $ 3,241,970    $ 17,858,711
    TempCash .........     11,237,725     2,952,403       8,285,322
    FedFund ..........      2,939,244     1,184,871       1,754,373
    MuniFund .........      3,197,364     1,432,694       1,764,670
    MuniCash .........      3,713,133     1,574,277       2,138,856

72

                           BLACKROCK LIQUIDITY FUNDS

                                          GROSS                NET ADVISORY
                                      ADVISORY FEE    WAIVER        FEE
                                     -------------- --------- --------------
    California Money Fund .........     961,669     502,387      459,282
    New York Money Fund ...........     691,934     361,820      330,114

     In return for their administrative services, the Trust pays the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows: .175%
of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

     For the year ended October 31, 2004, administration fees and waivers for each Fund were as follows:

                                           GROSS                          NET
                                      ADMINISTRATION                 ADMINISTRATION
                                            FEE           WAIVER          FEE
                                     ---------------- ------------- ---------------
    TempFund ......................     $26,929,544    $3,241,970     $23,687,574
    TempCash ......................      12,297,155     2,952,403       9,344,752
    FedFund .......................       3,935,188     1,184,871       2,750,317
    MuniFund ......................       3,197,364     1,432,694       1,764,670
    MuniCash ......................       3,713,133     1,574,277       2,138,856
    California Money Fund .........         841,460       502,387         339,073
    New York Money Fund ...........         605,442       361,820         243,622

     The Co-Administrators and BIMC have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other Funds, do not exceed .20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

     In return for PFPC's transfer agent services, the Trust pays certain fees and charges to PFPC. For the year ended October 31, 2004, the Funds paid the following amounts to PFPC for transfer agent services: $1,321,391 with respect to TempFund, $541,748 with respect to TempCash, $138,556 with respect to
FedFund, $133,344 with respect to MuniFund, $126,755 with respect to MuniCash,
$39,536 with respect to California Money Fund and $30,472 with respect to New
York Money Fund.

     In return for custody services provided by PFPC Trust Co., the Trust pays
PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows:
..006% of the first $10 billion, .0055% of the next $10 billion and .005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits").
For the year ended October 31, 2004, custody credits earned were as follows:
$1,562 with respect to FedFund, $112,010 with respect to MuniFund, $157,483 with respect to MuniCash, $15,015 with respect to California Money Fund and
$10,597 with respect to New York Money Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Select
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns Premier Select Shares Distribution
Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay
Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the
Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns,
Bear Stearns Premier, Bear Stearns Premier Select and Bear Stearns Private
Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     For the year ended October 31, 2004, the Funds paid shareholder services fees to affiliates of BIMC in the amounts as follows: $7,860,399 with respect to TempFund, $799,225 with respect to TempCash, $977,516 with respect to

                                                                              73

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FedFund, $289,596 with respect to MuniFund, $117,703 with respect to MuniCash,
$646 with respect to California Money Fund and $22,716 with respect to New York
Money Fund.

     As of year ended October 31, 2004, affiliated payables were as follows:

                                        PFPC AND                      OTHER
                                       PFPC TRUST                      BIMC
                                         CO. (1)      BIMC (2)    AFFILIATES (3)
                                      ------------ ------------- ---------------
     TempFund ......................    $445,152    $3,048,227       $658,313
     TempCash ......................     165,074     1,043,474         64,117
     FedFund .......................      52,347       302,593         72,359
     MuniFund ......................      49,663       339,144         50,469
     MuniCash ......................      46,829       317,616          8,077
     California Money Fund .........      14,326        59,417            148
     New York Money Fund ...........       9,664        45,791          2,819

(1)Payables to PFPC as of October 31, 2004 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust Co.
 as of October 31, 2004 are for custody services provided to the Trust.

(2)Payables to BIMC as of October 31, 2004 are for advisory and administration services provided to the Trust.

(3)Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
 Shareholder Services Plans and Distribution Plans, respectively.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

74

                           BLACKROCK LIQUIDITY FUNDS

     Transactions in capital shares for each period were as follows:

                                                                  TEMPFUND
                                                ---------------------------------------------
                                                      YEAR ENDED              YEAR ENDED
                                                   OCTOBER 31, 2004        OCTOBER 31, 2003
                                                ---------------------   ---------------------
Shares sold:
 Institutional Shares .......................    $  195,611,078,388      $  276,207,756,814
 Dollar Shares ..............................        35,543,487,128          38,364,599,269
 Cash Management Shares .....................           940,174,162             437,731,482
 Cash Reserve Shares ........................             9,742,428              20,669,998
 Administration Shares ......................         2,163,253,377                 291,414
 Bear Stearns Shares ........................         1,017,522,559             434,090,231
 Bear Stearns Private Client Shares .........           592,904,287                       -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            77,341,954             101,669,074
 Dollar Shares ..............................             2,311,328               3,547,849
 Cash Management Shares .....................               714,105                  68,325
 Cash Reserve Shares ........................                 7,608                 535,699
 Administration Shares ......................               121,113                   2,668
 Bear Stearns Shares ........................               527,341                 190,138
 Bear Stearns Private Client Shares .........               754,353                       -
Shares redeemed:
 Institutional Shares .......................      (198,316,895,559)       (276,100,101,223)
 Dollar Shares ..............................       (35,698,664,740)        (38,859,473,439)
 Cash Management Shares .....................          (896,254,181)           (355,247,097)
 Cash Reserve Shares ........................           (16,372,544)           (192,984,729)
 Administration Shares ......................          (963,329,265)                (88,882)
 Bear Stearns Shares ........................          (903,851,920)           (381,926,447)
 Bear Stearns Private Client Shares .........          (313,194,333)                      -
                                                 ------------------      ------------------
Net decrease ................................    $   (1,148,622,411)     $     (318,668,856)
                                                 ==================      ==================

                                                                              75

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                  TEMPCASH
                                                ---------------------------------------------
                                                      YEAR ENDED              YEAR ENDED
                                                   OCTOBER 31, 2004        OCTOBER 31, 2003
                                                ---------------------   ---------------------
Shares sold:
 Institutional Shares .......................    $  109,427,269,385      $  113,438,535,749
 Dollar Shares ..............................         1,529,198,003           1,919,869,864
 Administration Shares ......................                     -                       -
 Bear Stearns Premier Shares ................                 7,969                       -
 Bear Stearns Premier Select Shares .........                 4,390                       -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            58,117,990              61,528,458
 Dollar Shares ..............................             3,216,834               3,522,686
 Administration Shares ......................                     -                       -
 Bear Stearns Premier Shares ................                     8                       -
 Bear Stearns Premier Select Shares .........                    10                       -
Shares redeemed:
 Institutional Shares .......................      (112,828,540,259)       (109,502,300,170)
 Dollar Shares ..............................        (1,434,127,470)         (1,892,301,884)
 Administration Shares ......................                     -                       -
 Bear Stearns Premier Shares ................                (5,736)                      -
 Bear Stearns Premier Select Shares .........                (2,254)                      -
                                                 ------------------      ------------------
Net increase (decrease) .....................    $   (3,244,861,130)     $    4,028,854,703
                                                 ==================      ==================

76

                  BLACKROCK LIQUIDITY FUNDS

                                                                  FEDFUND
                                                -------------------------------------------
                                                     YEAR ENDED             YEAR ENDED
                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................    $  13,749,730,536      $  18,617,146,278
 Dollar Shares ..............................       10,197,848,730          9,347,454,997
 Cash Reserve Shares ........................              298,977             14,767,894
 Bear Stearns Shares ........................           93,587,130             39,623,477
 Bear Stearns Private Client Shares .........          100,508,918                      -
 Bear Stearns Premier Shares ................                6,631                      -
 Bear Stearns Premier Select Shares .........                6,336                      -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            6,246,171              6,438,915
 Dollar Shares ..............................               22,410                 35,588
 Cash Reserve Shares ........................                    -                      -
 Bear Stearns Shares ........................               48,229                 15,891
 Bear Stearns Private Client Shares .........              155,352                      -
 Bear Stearns Premier Shares ................                   11                      -
 Bear Stearns Premier Select Shares .........                   15                      -
Shares redeemed:
 Institutional Shares .......................      (14,036,100,725)       (18,415,375,127)
 Dollar Shares ..............................      (10,249,737,317)        (9,585,838,350)
 Cash Reserve Shares ........................           (4,515,153)            (1,276,147)
 Bear Stearns Shares ........................          (82,687,450)           (34,477,434)
 Bear Stearns Private Client Shares .........          (50,084,803)                     -
 Bear Stearns Premier Shares ................               (4,499)                     -
 Bear Stearns Premier Select Shares .........               (4,204)                     -
                                                 -----------------      -----------------
Net decrease ................................    $    (274,674,705)     $     (11,484,018)
                                                 =================      =================

                                                                              77

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                 MUNIFUND
                                                ------------------------------------------
                                                     YEAR ENDED             YEAR ENDED
                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                --------------------   -------------------
Shares sold:
 Institutional Shares .......................    $  13,536,702,305      $ 10,025,819,513
 Dollar Shares ..............................          686,921,183           261,916,785
 Cash Management Shares .....................          154,422,866            53,262,996
 Cash Reserve Shares ........................                    -            13,091,131
 Administration Shares ......................          941,027,134            11,666,230
 Bear Stearns Shares ........................          164,305,774            39,238,063
 Bear Stearns Private Client Shares .........          134,719,242                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            5,215,923             3,878,153
 Dollar Shares ..............................              115,227               368,498
 Cash Management Shares .....................               36,453                 4,933
 Cash Reserve Shares ........................                    -                59,043
 Administration Shares ......................                    -                     -
 Bear Stearns Shares ........................               51,293                17,150
 Bear Stearns Private Client Shares .........              104,712                     -
Shares redeemed:
 Institutional Shares .......................      (13,279,049,460)       (9,516,924,355)
 Dollar Shares ..............................         (642,460,871)         (299,060,547)
 Cash Management Shares .....................         (156,767,380)          (42,041,975)
 Cash Reserve Shares ........................                    -           (21,776,607)
 Administration Shares ......................         (503,437,789)          (24,717,378)
 Bear Stearns Shares ........................         (141,536,477)          (40,099,373)
 Bear Stearns Private Client Shares .........          (83,025,280)                    -
                                                 -----------------      ----------------
Net increase ................................    $     817,344,855      $    464,702,260
                                                 =================      ================

                                                                 MUNICASH
                                                -------------------------------------------
                                                     YEAR ENDED             YEAR ENDED
                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................    $  26,925,232,386      $  16,020,739,562
 Dollar Shares ..............................          211,300,606            260,401,423
 Bear Stearns Premier Shares ................               12,004                      -
 Bear Stearns Premier Select Shares .........                4,398                      -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           10,349,905              8,031,860
 Dollar Shares ..............................              595,082                666,236
 Bear Stearns Premier Shares ................                    8                      -
 Bear Stearns Premier Select Shares .........                   10                      -
Shares redeemed:
 Institutional Shares .......................      (26,674,048,361)       (15,231,552,683)
 Dollar Shares ..............................         (222,555,729)          (229,848,005)
 Bear Stearns Premier Shares ................               (9,869)                     -
 Bear Stearns Premier Select Shares .........               (2,260)                     -
                                                 -----------------      -----------------
Net increase ................................    $     250,878,180      $     828,438,393
                                                 =================      =================

78

                  BLACKROCK LIQUIDITY FUNDS

                                                         CALIFORNIA MONEY FUND
                                                ----------------------------------------
                                                    YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2004      OCTOBER 31, 2003
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................    $  1,966,064,918     $  2,047,564,056
 Dollar Shares ..............................           8,629,261           21,619,460
 Cash Management Shares .....................             126,574              339,420
 Administration Shares ......................           4,981,520                    -
 Bear Stearns Shares ........................         106,908,101           20,618,338
 Bear Stearns Private Client Shares .........         121,118,604                    -
 Bear Stearns Premier Shares ................               5,786                    -
 Bear Stearns Premier Select Shares .........               4,400                    -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................              46,924              133,257
 Dollar Shares ..............................                   -               28,476
 Cash Management Shares .....................                 677                  134
 Administration Shares ......................                   -                    -
 Bear Stearns Shares ........................              25,214                6,486
 Bear Stearns Private Client Shares .........              72,021                    -
 Bear Stearns Premier Shares ................                   9                    -
 Bear Stearns Premier Select Shares .........                  10                    -
Shares redeemed:
 Institutional Shares .......................      (2,008,074,542)      (2,007,105,741)
 Dollar Shares ..............................         (22,745,262)         (36,104,560)
 Cash Management Shares .....................            (233,547)            (112,876)
 Administration Shares ......................          (3,244,026)                   -
 Bear Stearns Shares ........................        (103,729,883)         (18,189,053)
 Bear Stearns Private Client Shares .........         (83,975,914)                   -
 Bear Stearns Premier Shares ................              (3,651)                   -
 Bear Stearns Premier Select Shares .........              (2,260)                   -
                                                 ----------------     ----------------
Net increase (decrease) .....................    $    (14,025,066)    $     28,797,397
                                                 ================     ================

                                                                              79

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                          NEW YORK MONEY FUND
                                                ----------------------------------------
                                                    YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2004      OCTOBER 31, 2003
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................    $  1,363,736,757     $  1,883,228,442
 Dollar Shares ..............................          15,519,393           20,890,725
 Administration Shares ......................          45,123,432                    -
 Bear Stearns Shares ........................          94,724,889          114,656,512
 Bear Stearns Private Client Shares .........         150,193,745                    -
 Bear Stearns Premier Shares ................               5,734                    -
 Bear Stearns Premier Select Shares .........               4,394                    -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................             193,851               59,217
 Dollar Shares ..............................              35,286               47,573
 Administration Shares ......................                   -                    -
 Bear Stearns Shares ........................              28,418               42,524
 Bear Stearns Private Client Shares .........             105,324                    -
 Bear Stearns Premier Shares ................                   9                    -
 Bear Stearns Premier Select Shares .........                   9                    -
Shares redeemed:
 Institutional Shares .......................      (1,477,648,621)      (1,897,405,364)
 Dollar Shares ..............................         (15,712,952)         (20,438,302)
 Administration Shares ......................         (23,233,023)                   -
 Bear Stearns Shares ........................        (111,985,712)        (113,044,259)
 Bear Stearns Private Client Shares .........         (96,366,083)                   -
 Bear Stearns Premier Shares ................              (3,599)                   -
 Bear Stearns Premier Select Shares .........              (2,254)                   -
                                                 ----------------     ----------------
Net decrease ................................    $    (55,281,003)    $    (11,962,932)
                                                 ================     ================

     On October 31, 2004, one shareholder held approximately 11% of the outstanding shares of TempFund, two shareholders held approximately 27% of
TempCash, three shareholders held approximately 85% of FedFund, one shareholder held approximately 18% of MuniFund, one shareholder held approximately 10% of
MuniCash, three shareholders held approximately 38% of California Money Fund and three shareholders held approximately 54% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds'
shares on behalf of multiple underlying Fund shareholders.

80

                           BLACKROCK LIQUIDITY FUNDS

(E) At October 31, 2004, net assets consisted of:

                                                                        TEMPFUND              TEMPCASH              FEDFUND
                                                                   ------------------   --------------------   -----------------
Paid-in capital ................................................    $22,980,663,091      $8,381,625,314         $2,307,387,520
Accumulated net realized gain (loss) on security
 transactions ..................................................           (814,296)            (88,754)                 8,302
                                                                    ---------------      --------------         --------------
  Net Assets ...................................................    $22,979,848,795      $8,381,536,560         $2,307,395,822
                                                                    ===============      ==============         ==============
                                                                                            MUNIFUND              MUNICASH
                                                                                        -------------          --------------
Paid-in capital ................................................                         $2,432,856,427         $2,395,600,702
Undistributed net investment income ............................                                  2,304                      -
Accumulated net realized gain (loss) on security
 transactions ..................................................                                (89,794)               (90,821)
                                                                                         --------------         --------------
  Net Assets ...................................................                         $2,432,768,937         $2,395,509,881
                                                                                         ==============         ==============
                                                                                        CALIFORNIA MONEY        NEW YORK MONEY
                                                                                              FUND                   FUND
                                                                                        -------------          ---------------
Paid-in capital ................................................                        $  501,519,283          $  316,653,161
Accumulated net realized gain on security transactions .........                               (87,836)                      -
                                                                                        ---------------        ---------------
  Net Assets ...................................................                        $  501,431,447          $  316,653,161
                                                                                        ===============        ===============

(F) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue
Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2004.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.
The following permanent differences as of October 31, 2004, attributable to redemptions that represent capital gain distributions, were reclassified to the following Fund:

                                                         DECREASE
                                          INCREASE     ACCUMULATED
                                           PAID-IN     NET REALIZED
                                           CAPITAL         GAIN
                                        ------------ ---------------
  New York Money Fund ................   $ 105,882     $  (105,882)

     These reclassifications had no effect on net assets or net asset value per share.

                                                                              81

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The tax character of distributions paid during the last two fiscal years were as follows:

                                  TAX-FREE       ORDINARY
                                   INCOME         INCOME
                               ------------- ---------------
  TempFund
  10/31/04 ..................   $         -   $265,474,761
  10/31/03 ..................             -    317,184,756
  TempCash
  10/31/04 ..................             -    118,909,583
  10/31/03 ..................             -    127,942,066
  FedFund
  10/31/04 ..................             -     25,233,866
  10/31/03 ..................             -     31,715,282
  MuniFund
  10/31/04 ..................    18,552,850              -
  10/31/03 ..................    14,565,441              -
  MuniCash
  10/31/04 ..................    23,675,415              -
  10/31/03 ..................    19,199,722              -
  California Money Fund
  10/31/04 ..................     4,327,555              -
  10/31/03 ..................     4,726,755              -
  New York Money Fund
  10/31/04 ..................     2,938,700              -
  10/31/03 ..................     3,999,170              -

As of October 31, 2004, the components of distributable earnings/(accumulated losses) were as follows:

                                      UNDISTRIBUTED   UNDISTRIBUTED
                                         TAX-FREE       ORDINARY     CAPITAL LOSS
                                          INCOME         INCOME      CARRYFORWARDS
                                     --------------- -------------- --------------
    TempFund ......................     $        -    $29,558,439     $ (814,296)
    TempCash ......................              -     10,800,437        (88,754)
    FedFund .......................              -      2,784,237              -
    MuniFund ......................      2,711,884              -        (89,794)
    MuniCash ......................      2,806,472              -        (90,309)
    California Money Fund .........        579,528              -        (87,836)
    New York Money Fund ...........        309,202              -              -

     At October 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                 EXPIRING OCTOBER 31
                                --------------------------------------------------------------------------------------
                                 2005   2006   2007     2008      2009       2010       2011       2012       TOTAL
                                ------ ------ ------ --------- --------- ----------- --------- ----------- -----------
TempFund ......................   $-     $-     $-    $     -   $     -   $459,902    $     -   $354,394    $814,296
TempCash ......................    -      -      -          -         -        888      9,501     78,365      88,754
MuniFund ......................    -      -      -          -         -          -          -     89,794      89,794
MuniCash ......................    -      -      -     13,010         -          -          -     77,299      90,309
California Money Fund .........    -      -      -          -    42,528          -     45,308          -      87,836

82

                           BLACKROCK LIQUIDITY FUNDS
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
BlackRock Liquidity Funds:

We have audited the accompanying statements of net assets of TempFund,
TempCash, FedFund, MuniFund, MuniCash, California Money Fund and New York Money
Fund (seven of the ten funds constituting BlackRock Liquidity Funds) (the
"Trust") (each a "Fund" and collectively the "Funds") as of October 31, 2004 and the related statements of operations, statements of changes in net assets and the financial highlights for the period in the year then ended. These financial statements and financial highlights are the responsibility of the
Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets of the Funds for the year ended October 31,
2003 and the financial highlights of the Funds for the periods ended October
31, 2003, October 31, 2002, October 31, 2001 and October 31, 2000 were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the
Funds as of October 31, 2004, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated
periods, in conformity with accounting principles generally accepted in the
United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
December 22, 2004

                                                                              83

                           BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP ("PwC"), the former independent auditors to
BlackRock Liquidity Funds [the "Registrant"], have been hired as an internal audit supporting service provider by The PNC Financial Services Group, Inc.
("PNC"), an affiliate of the Registrant's investment adviser and certain other of its service providers. In order to provide certain contemplated services to
PNC and its affiliates in the future, which would cause PwC to no longer be independent with respect to the Registrant, PwC informed the Registrant on
November 19, 2003 that it would decline to stand for re-election as independent auditors to the Registrant after the completion of the Registrant's fiscal 2003 audit.

PwC's reports on the Registrant's financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no
"reportable events" of the kind described in Item 304(a)(1)(v) of Regulation
S-K under the Securities Exchange Act of 1934, as amended.

On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP as the independent auditors to audit the Registrant's financial statements for the fiscal year ending October 31, 2004. During the Registrant's fiscal years ended
October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

TAX INFORMATION
During the fiscal year ended October 31, 2004, shareholders redeemed
$1,724,952,244 from New York Money Fund.  A portion of those proceeds received by shareholders represent long-term capital gain distributions in the amount of
$102,187.

This notification is to meet certain Internal Revenue Service requirements.

84

                           BLACKROCK LIQUIDITY FUNDS
                                FUND MANAGEMENT

  Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

                                     TERM OF
                                     OFFICE
 NAME, ADDRESS     POSITION(S)     AND LENGTH
    AND AGE1     HELD WITH TRUST     OF TIME
               INTERESTED TRUSTEE
 Ralph L. SchlosTrustee,          Since 2001
 Age: 53        Chairman and
                President

                                                       NUMBER OF
                                                      PORTFOLIOS                            TOTAL FUND
                                                        IN FUND                            COMPENSATION
                                                        COMPLEX                              FOR THE
 NAME, ADDRESS         PRINCIPAL OCCUPATION(S)         OVERSEEN     OTHER DIRECTORSHIPS    YEAR ENDING
    AND AGE1             DURING PAST 5 YEARS          BY TRUSTEE3     HELD BY TRUSTEE        10/31/04
                                            INTERESTED TRUSTEE
 Ralph L. SchlosDirector since 1999 and President         62      Member of the                N/A
 Age: 53        of BlackRock, Inc. since its                      Visiting Board of
                formation in 1998 and of                          Overseers of the
                BlackRock, Inc.'s predecessor                     John F. Kennedy
                entities since 1988. Member of the                School of
                Management Committee and                          Government at
                Investment Strategy Group of                      Harvard University, a
                BlackRock, Inc. Chairman and                      member of the board
                Director of the BlackRock's family                of the Financial
                of closed-end mutual funds and                    Institutions Center of
                Director of several of BlackRock's                The Wharton School
                alternative investment vehicles.                  of the University of
                                                                  Pennsylvania, a
                                                                  trustee of the
                                                                  American Museum of
                                                                  National History, a
                                                                  trustee of Trinity
                                                                  School in New York
                                                                  City, a member of the
                                                                  Board of Advisors of
                                                                  Marujupu LLC, and a
                                                                  trustee of New
                                                                  Visions for Public
                                                                  Education and of The
                                                                  Public Theater in
                                                                  New York City.

                                                                              85

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                             TERM OF
                                             OFFICE
     NAME, ADDRESS         POSITION(S)     AND LENGTH
        AND AGE1         HELD WITH TRUST     OF TIME
                 DISINTERESTED TRUSTEES
 G. Nicholas Beckwith, ITrustee and       Since
 Age: 59                Chairman,         inception
                        Nominating
                        Committee
 Jerrold B. Harris      Trustee and       Since
 Age: 62                Vice              inception
                        Chairman,
                        Governance
                        Committee
 Rodney D. Johnson      Trustee and       Since
 Age: 63                Chairman,         inception
                        Governance
                        Committee
 Joseph P. Platt, Jr.   Trustee           Since
 Age:57                                   inception
 Robert C. Robb, Jr.    Trustee           Since
 Age: 59                                  inception
 Kenneth L. Urish       Trustee and       Since
 Age: 54                Chairman,         inception
                        Audit
                        Committee
 Frederick W. Winter    Trustee           Since
 Age: 60                                  inception

                                                                 NUMBER OF
                                                                PORTFOLIOS                           TOTAL FUND
                                                                  IN FUND                           COMPENSATION
                                                                  COMPLEX                             FOR THE
     NAME, ADDRESS              PRINCIPAL OCCUPATION(S)          OVERSEEN     OTHER DIRECTORSHIPS   YEAR ENDING
        AND AGE1                  DURING PAST 5 YEARS           BY TRUSTEE3     HELD BY TRUSTEE       10/31/04
                                              DISINTERESTED TRUSTEES
 G. Nicholas Beckwith, IChairman and Chief Executive                10                             $ 56,000
 Age: 59                Officer, Beckwith Machinery
                        Company; Chairman of the Board
                        of Directors, University of
                        Pittsburgh Medical Center; Board
                        of Visitors, University of Pittsburgh
                        School of Medicine; Board of
                        Directors, Shadyside Hospital
                        Foundation; Beckwith Institute for
                        Innovation in Patient Care; UPMC
                        Rehabilitation Hospital; Brown
                        University's Corporation
                        Committee on Biomedical Affairs;
                        Brown University's President
                        Leadership Council; Trustee:
                        Shadyside Academy; Claude
                        Worthington Benedum Foundation;
                        Chatham College; University of
                        Pittsburgh; Beckwith Family
                        Foundation.
 Jerrold B. Harris      Until September 1, 1999, President          10                             $ 61,000
 Age: 62                and Chief Executive Officer, VWR
                        Scientific Products Corp.; Trustee,
                        Ursinus College.
 Rodney D. Johnson      President, Fairmount Capital                10                             $ 66,000
 Age: 63                Advisors, Inc.; Director, Fox Chase
                        Cancer Center; Member of the
                        Archdiocesan Investment
                        Committee of the Archdiocese of
                        Philadelphia
 Joseph P. Platt, Jr.   Partner, Amarna Partners (private           10                             $ 56,000
 Age:57                 investment company); Chairman of
                        the Board, Restaurant Insurance
                        Holding; Director, Jones & Brown
                        (Canadian insurance broker);
                        formerly, a Director and Executive
                        Vice President of Johnson &
                        Higgins.
 Robert C. Robb, Jr.    Partner, Lewis, Eckert, Robb &              10                             $ 56,000
 Age: 59                Company (management and
                        financial consulting firm); Trustee,
                        EQK Realty Investors; Director,
                        Tamaqua Cable Products
                        Company; Director, Brynwood
                        Partners; former Director, PNC
                        Bank.
 Kenneth L. Urish       Managing Partner, Urish Popeck &            10                             $ 66,000
 Age: 54                Co. LLC (certified public
                        accountants and consultants);
                        External Advisory Board, The
                        Pennsylvania State University
                        Accounting Department; Trustee,
                        The Holy Family Foundation;
                        Director, Western Pennsylvania
                        Montessori School; AlphaSource
                        Procurement Systems, L.P.
 Frederick W. Winter    Dean, Joseph M. Katz School of              10      Director, Alkon        $ 56,000
 Age: 60                Business - University of                            Corporation
                        Pittsburgh (1997-present).                          (1992-present);
                                                                            Director, Indotronix,
                                                                            Inc. (2005-present)

86

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONCLUDED)

                                             TERM OF                                          TOTAL FUND
                                             OFFICE                                          COMPENSATION
                                           AND LENGTH                                          FOR THE
     NAME, ADDRESS         POSITION(S)       OF TIME          PRINCIPAL OCCUPATION(S)        YEAR ENDING
        AND AGE1         HELD WITH TRUST     SERVED2            DURING PAST 5 YEARS            10/31/04
                                       OFFICERS WHO ARE NOT TRUSTEES
 Bart Battista          Chief             Since 2004   Chief Compliance Officer and              N/A
                                                       Anti-Money Laundering Compliance
 BlackRock, Inc.        Compliance                     Officer of BlackRock, Inc. since
                                                       2004; Managing Director (since
                                                       2003),
 40 E. 52nd Street      Officer and                    and Director (1998-2002) of
                                                       BlackRock, Inc.
 New York, NY 10022     Anti-Money
 Age: 45                Laundering
                        Compliance
                        Officer
 Paul Audet             Treasurer         Since 2001   Managing Director and Chief               N/A
                                                       Financial Officer, BlackRock, Inc.
                                                       (since
 BlackRock, Inc.                                       1998); Treasurer, BlackRock Funds
                                                       (since 2002).
 40 E. 52nd Street
 New York, NY 10022
 Age: 51
 Ellen L. Corson        Assistant         Since 2001   Senior Director and Vice President        N/A
                                                       of Fund Accounting and Adminis-
 PFPC Inc.              Treasurer                      tration, PFPC Inc. (since 2003);
                                                       Vice President and Director of
                                                       Mutual
 103 Bellevue Parkway                                  Fund Accounting and Administration,
                                                       PFPC Inc. (since November 1997).
 Wilmington, DE 19809
 Age: 40
 W. Bruce McConnel      Secretary         Since        Managing Partner of the law firm of       N/A
                                                       Drinker Biddle & Reath LLP,
 Drinker Biddle &                         Inception    Philadelphia, Pennsylvania.
 Reath LLP
 One Logan Square
 18th & Cherry Streets
 Philadelphia, PA
 19103-6996
 Age: 61

1. Each Trustee may be contacted by writing to the Trust, c/o BlackRock
   Institutional Management Corporation, Attn: Brian Kindelan, 100 Bellevue
   Parkway, Wilmington, DE 19809.
2. Each Trustee holds office (1) until his or her successor is elected and qualified or (2) such time as such Trustee resigns or his or her term as a
   Trustee is terminated in accordance with the Trust's By-Laws and/or
   Agreement and Declaration of Trust. Each officer holds office for a one year term.
3. The Fund Complex means two or more registered investment companies that: (1)
   hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
4. Mr. Schlosstein is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and owns securities of BlackRock, Inc., which is BIMC's parent.

                                                                              87

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS

Investment Adviser

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, DE 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Custodian

     PFPC Trust Co.

     Philadelphia, Pennsylvania 19153

Counsel

     Drinker Biddle & Reath LLP

     Philadelphia, Pennsylvania 19103

Independent Registered Public Accountant

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust has filed its complete schedule of portfolio holdings for the third quarter of its fiscal year ended July 31, 2004 with the Commission on Form N-Q.
The Trust's Form N-Q is available on the Commission's website at
http://www.sec.gov. The Trust's Form N-Q, when available, may be reviewed and copied at the Commission's Public reference Room in Washington, D.C.
Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q, when available, may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the
Fund involve investment risks, including the possible loss of the principal amount invested.

[GRAPHIC OMITTED]

FIXED INCOME  LIQUIDITY  EQUITIES  ALTERNATIVESBLACKROCK SOLUTIONS BlackRock
Liquidity Funds

Annual Report

October 31, 2004

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway 4th Floor

 Wilmington,DE 19809
(302) 797-2000
www.brpif.com

December 15, 2004

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of BlackRock
Liquidity Funds for the year ended October 31, 2004.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client
Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

/s/ Ralph L. Schlosstein
-------------------------
Ralph L. Schlosstein
Chairman & President

                                                                               1

                                   TEMPFUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Agency Obligations               8.6
Certificates of Deposit         21.6
Commericial Paper               15.7
Master Notes                     3.5
Variable Rate Obligations       31.6
Time Deposits                    2.9
Repurchase Agreements           16.1

Distribution - Weighted Average Maturity 37 days
(1-30)                          65.3
(31-60)                         19.5
(61-90)                          8.4
(91-120)                         0.1
(121-150)                        3.3
(Over150)                        3.5

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Actual Expenses
                    ----------------------------------------------------------------------------------
                                                                                              Bear
                                                                                            Stearns
                        Insti-                      Cash        Adminis-        Bear        Private
                       tutional       Dollar     Management     tration       Stearns        Client
                    ------------- ------------- ------------ ------------- ------------- -------------
Beginning Account
 Value (5/01/04)          1,000         1,000        1,000         1,000         1,000         1,000
Ending Account
 Value (10/31/04)       1,006.20      1,005.00     1,003.70      1,005.70      1,002.30      1,004.20
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                 0.91          2.17         3.42          1.41          4.88          2.92

                                                  Hypothetical Expenses
                                               (5% return before expenses)
                    ----------------------------------------------------------------------------------
                                                                                              Bear
                                                                                            Stearns
                        Insti-                      Cash        Adminis-        Bear        Private
                       tutional       Dollar     Management     tration       Stearns        Client
                    ------------- ------------- ------------ ------------- ------------- -------------
Beginning Account
 Value (5/01/04)          1,000         1,000        1,000         1,000         1,000         1,000
Ending Account
 Value (10/31/04)       1,024.08      1,022.81     1,021.54      1,023.57      1,020.06      1,022.05
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                 0.92          2.19         3.46          1.43          4.94          2.95

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.28%, 0.97%, and 0.58%
for Institutional, Dollar, Cash Management, Administration, Bear Stearns, and
Bear Stearns Private Client, respec- tively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2

                                   TEMPCASH

FUND PROFILE

Portfolio Diversification - % of Portfolio
Repurchase Agreements                    1.2
Agency Obligations                       6.0
Certificates of Deposit                 18.4
Commericial Paper                       23.5
Master Notes                             2.6
Variable Rate Obligations               40.2
Time Deposits                            7.8
Fixed Rate Municipal Bonds               0.3

Distribution - Weighted Average Maturity 42 days
(1-30)                  62.6
(31-60)                 12.5
(61-90)                 14.5
(91-120)                 0.1
(121-150)                5.4
(Over150)                5.0

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Actual Expenses
                    -------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Select      Premier
                    --------------- ------------- ---------------- --------------
Beginning Account
 Value (5/01/04)           1,000          1,000          1,000           1,000
Ending Account
 Value (10/31/04)        1,006.40       1,005.10       1,005.00        1,003.80
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  0.91           2.17           2.27            3.53

                                       Hypothetical Expenses
                                    (5% return before expenses)
                    ------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Select     Premier
                    --------------- ------------- ---------------- -------------
Beginning Account
 Value (5/01/04)           1,000          1,000          1,000           1,000
Ending Account
 Value (10/31/04)        1,024.08       1,022.81       1,022.71        1,021.44
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  0.92           2.19           2.29            3.56

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.45%, and 0.70% for
Institutional, Dollar, Bear Stearns Premier Select, and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                               3

                                    FEDFUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Repurchase Agreements           88.6
Treasury Obligations            11.4

Distribution - Weighted Average Maturity 29 days
(1-30)          70.6
(31-60)         21.0
(61-90)          0.1
(91-120)        0.01
(121-150)        3.5
(Over150)        2.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Actual Expenses
                           ---------------------------------------------------------------------------------------------------
                                                                                          Bear          Bear
                                                                                        Stearns       Stearns         Bear
                                                              Cash          Bear        Premier       Private       Stearns
                            Institutional      Dollar       Reserve       Stearns        Select        Client       Premier
                           --------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                       1,000          1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                     1,006.00       1,004.80      1,004.00      1,002.10      1,004.80      1,004.10      1,003.50
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                         1.01           2.27          3.02          4.93          2.27          2.97          3.53

                                                                  Hypothetical Expenses
                                                               (5% return before expenses)
                           ---------------------------------------------------------------------------------------------------
                                                                                          Bear          Bear
                                                                                        Stearns       Stearns         Bear
                                                              Cash          Bear        Premier       Private       Stearns
                            Institutional      Dollar       Reserve       Stearns        Select        Client       Premier
                           --------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                       1,000          1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                     1,023.98       1,022.71      1,021.95      1,020.01      1,022.71      1,022.00      1,021.44
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                         1.02           2.29          3.05          4.99          2.29          3.00          3.56

                                                                     Actual Expenses
                           ---------------------------------------------------------------------------------------------------
                                                                                          Bear          Bear
                                                                                        Stearns       Stearns         Bear
                                                              Cash          Bear        Premier       Private       Stearns
                            Institutional      Dollar       Reserve       Stearns        Select        Client       Premier
                           --------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                       1,000          1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                     1,006.00       1,004.80      1,004.00      1,002.10      1,004.80      1,004.10      1,003.50
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                         1.01           2.27          3.02          4.93          2.27          2.97          3.53

                                                                  Hypothetical Expenses
                                                               (5% return before expenses)
                           ---------------------------------------------------------------------------------------------------
                                                                                          Bear          Bear
                                                                                        Stearns       Stearns         Bear
                                                              Cash          Bear        Premier       Private       Stearns
                            Institutional      Dollar       Reserve       Stearns        Select        Client       Premier
                           --------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                       1,000          1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                     1,023.98       1,022.71      1,021.95      1,020.01      1,022.71      1,022.00      1,021.44
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                         1.02           2.29          3.05          4.99          2.29          3.00          3.56

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.98%, 0.45%, 0.59%, and
0.70% for Institutional, Dollar, Cash Reserve, Bear Stearns, Bear Stearns
Premier Select, Bear Stearns Private Client, and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/
366 (to reflect the one-half year period).

4

                                    T-FUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Repurchase Agreements           88.6
Treasury Obligations            11.4

Distribution - Weighted Average Maturity 15 days
(1-30)          91.9
(31-60)          0.1
(61-90)          0.4
(91-120)         4.3
(121-150)        0.1
(Over150)        3.4

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          Actual Expenses
                    -----------------------------------------------------------
                                                      Cash
                     Institutional      Dollar     Management   Administration
                    --------------- ------------- ------------ ----------------
Beginning Account
 Value (5/01/04)           1,000          1,000        1,000          1,000
Ending Account
 Value (10/31/04)        1,005.60       1,004.40     1,003.10       1,005.10
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  1.01           2.27         3.52           1.51

                                      Hypothetical Expenses
                                   (5% return before expenses)
                    ----------------------------------------------------------
                                                      Cash
                     Institutional      Dollar     Management   Administration
                    --------------- ------------- ------------ ---------------
Beginning Account
 Value (5/01/04)           1,000          1,000        1,000          1,000
Ending Account
 Value (10/31/04)        1,023.98       1,022.71     1,021.44       1,023.47
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  1.02           2.29         3.56           1.53

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, and 0.30% for
Institutional, Dollar, Cash Management, and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).

                                                                               5

                              FEDERAL TRUST FUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Agency Obligations              100

Distribution - Weighted Average Maturity 39 days
(1-30)          65.1
(31-60)          8.3
(61-90)         15.5
(91-120)         2.1
(121-150)        2.1
(Over150)        4.9

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Hypothetical Expenses
                                                      Actual Expenses             (5% return before expenses)
                                              -------------------------------   -------------------------------
                                               Institutional        Dollar       Institutional        Dollar
                                              ---------------   -------------   ---------------   -------------
Beginning Account Value (5/01/04)                    1,000            1,000            1,000            1,000
Ending Account Value (10/31/04)                    1,005.90         1,004.70         1,023.98         1,022.71
Expenses Incurred During Period (5/01/04 -
 10/31/04)*                                            1.01             2.27             1.02             2.29

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20% and 0.45% for Institutional and Dollar, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

                                TREASURY TRUST

FUND PROFILE

Portfolio Diversification - % of Portfolio
Treasury Obligations    100

Distribution - Weighted Average Maturity 33 days
(1-30)          90.5
(31-60)          0.1
(61-90)          0.1
(91-120)         0.1
(121-150)        0.1
(Over150)        9.5

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           Actual Expenses
                                            ----------------------------------------------
                                             Institutional      Dollar     Administration
                                            --------------- ------------- ----------------
Beginning Account Value (5/01/04)                  1,000          1,000          1,000
Ending Account Value (10/31/04)                  1,005.30       1,004.00       1,004.80
Expenses Incurred During Period (5/01/04 -
 10/31/04)*                                          1.01           2.27           1.31

                                                        Hypothetical Expenses
                                                     (5% return before expenses)
                                            ---------------------------------------------
                                             Institutional      Dollar     Administration
                                            --------------- ------------- ---------------
Beginning Account Value (5/01/04)                  1,000          1,000          1,000
Ending Account Value (10/31/04)                  1,023.98       1,022.71       1,023.67
Expenses Incurred During Period (5/01/04 -
 10/31/04)*                                          1.02           2.29           1.33

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%,  and 0.30% for Institutional,
Dollar, and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/
366 (to reflect the one-half year period).

                                                                               7

                                   MUNIFUND

FUND PROFILE

Largest State Concentration
     (% of portfolio)
New York        10.2%
Illinois        8.9
Texas           7.3
California      5.6
Massachusetts   4.9
Ohio            4.5
Tennessee       4.1
New Jersey      4.1
Alabama         4.1
Michigan        3.9

                ===
  Total         57.6%
                ========

Distribution - Weighted Average Maturity 36 days
(1-30)          85.3
(31-60)          2.0
(61-90)          0.4
(91-120)         0.4
(121-150)        1.3
(Over150)       10.6

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                     Actual Expenses
                    ----------------------------------------------------------------------------------
                                                                                              Bear
                                                                                            Stearns
                        Insti-                      Cash         Admin-         Bear        Private
                       tutional       Dollar     Management    istration      Stearns        Client
                    ------------- ------------- ------------ ------------- ------------- -------------
Beginning Account
 Value (5/01/04)          1,000         1,000        1,000         1,000         1,000         1,000
Ending Account
 Value (10/31/04)       1,005.30      1,004.00     1,002.80      1,004.80      1,001.60      1,002.90
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                 1.01          2.27         3.52          1.38          4.68          3.42

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                  Hypothetical Expenses
                                               (5% return before expenses)
                    ----------------------------------------------------------------------------------
                                                                                              Bear
                                                                                            Stearns
                        Insti-                      Cash         Admin-         Bear        Private
                       tutional       Dollar     Management    istration      Stearns        Client
                    ------------- ------------- ------------ ------------- ------------- -------------
Beginning Account
 Value (5/01/04)          1,000         1,000        1,000         1,000         1,000         1,000
Ending Account
 Value (10/31/04)       1,023.98      1,022.71     1,021.44      1,023.61      1,020.27      1,021.54
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                 1.02          2.29         3.56          1.39          4.73          3.46

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 0.93%, and 0.68%
for Institutional, Dollar, Cash Management,  Administration, Bear Stearns, and
Bear Stearns Private Client, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

                                   MUNICASH

FUND PROFILE

Largest State Concentration
     (% of portfolio)
Texas           12.2%
Ohio            8.3
Multi-State     7.2
California      7.1
Maryland        5.2
Massachusetts   4.3
Kentucky        3.9
Michigan        3.5
Florida         3.4
Alabama         3.3

                ===
  Total         58.4%
                ========

Distribution - Weighted Average Maturity 50 days
(1-30)          75.2
(31-60)          3.8
(61-90)          3.7
(91-120)         0.9
(121-150)        2.1
(Over150)       14.3

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                           Actual Expenses
                    -------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Select      Premier
                    --------------- ------------- ---------------- --------------
Beginning Account
 Value (5/01/04)           1,000          1,000          1,000           1,000
Ending Account
 Value (10/31/04)        1,005.60       1,004.40       1,004.40        1,003.10
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  1.01           2.27           2.27            3.52

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                       Hypothetical Expenses
                                    (5% return before expenses)
                    ------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Select     Premier
                    --------------- ------------- ---------------- -------------
Beginning Account
 Value (5/01/04)           1,000          1,000          1,000           1,000
Ending Account
 Value (10/31/04)        1,023.98       1,022.71       1,022.71        1,021.44
Expenses Incurred
 During Period
 (5/01/04 -
 10/31/04)*                  1.02           2.29           2.29            3.56

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.45%, and 0.70% for
Institutional, Dollar, Bear Stearns Premier Select, and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                               9

                             CALIFORNIA MONEY FUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Municipal Put Bonds              9.3
General Market Notes             8.9
Tax-Exempt Commercial Paper      3.0
Variable Rate Demand Notes      75.9
Municipal Bonds                  2.9

Distribution - Weighted Average Maturity 44 days
(1-30)          78.6
(31-60)          3.5
(61-90)          1.5
(91-120)         2.0
(121-150)        4.2
(Over150)       10.2

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                      Actual Expenses
                           ---------------------------------------------------------------------
                                                            Cash
                               Insti-                     Manage-        Admin-         Bear
                              tutional       Dollar         ment       istration      Stearns
                           ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,005.20      1,003.90      1,002.70      1,003.70      1,001.50
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        1.01          2.27          3.52          1.12          4.58

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Select        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,003.90      1,002.80      1,000.18
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        2.27          3.42          3.02

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                                 Hypothetical Expenses
                                                              (5% return before expenses)
                           -------------------------------------------------------------------------------------------------
                                                                                                      Bear          Bear
                                                            Cash                                    Stearns       Stearns
                               Insti-                     Manage-        Admin-         Bear        Premier       Private
                              tutional       Dollar         ment       istration      Stearns        Select        Client
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,023.98      1,022.71      1,021.44      1,023.87      1,020.37      1,022.71      1,021.54
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        1.02          2.29          3.56          1.13          4.63          2.29          3.46

funds. In addition, if these transactional costs were included, your costs would have been higher.
                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
  (5/01/04)                      1,000
Ending Account Value
 (10/31/04)                    1,021.95
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        3.05

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 0.91%, 0.45%,
0.68%, and 0.60% for Institutional, Dollar, Cash Management, Administration,
Bear Stearns, Bear Stearns Premier Select, Bear Stearns Private Client, and
Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10

                              NEW YORK MONEY FUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Municipal Bonds                 14.0
Tax-Exempt Commercial Paper      5.0
Municipal Put Bonds              4.0
Variable Rate Demand Notes      76.0
General Market Notes             1.0

Distribution - Weighted Average Maturity 42 days
(1-30)          79.0
(31-60)          4.3
(61-90)          4.7
(91-120)         0.1
(121-150)        0.8
(Over150)       11.2

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                                    Actual Expenses
                           -------------------------------------------------------------------------------------------------
                                                                                        Bear          Bear
                                                                                      Stearns       Stearns         Bear
                               Insti-                      Admin-         Bear        Premier       Private       Stearns
                              tutional       Dollar      istration      Stearns        Select        Client       Premier
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,005.00      1,003.70      1,003.50      1,001.40      1,003.70      1,002.60      1,003.00
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        1.01          2.27          1.12          4.33          2.27          3.47          3.02

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                                 Hypothetical Expenses
                                                              (5% return before expenses)
                           -------------------------------------------------------------------------------------------------
                                                                                        Bear          Bear
                                                                                      Stearns       Stearns         Bear
                               Insti-                      Admin-         Bear        Premier       Private       Stearns
                              tutional       Dollar      istration      Stearns        Select        Client       Premier
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                      1,000         1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                    1,023.98      1,022.71      1,023.87      1,020.62      1,022.71      1,021.49      1,021.95
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                        1.02          2.29          1.13          4.38          2.29          3.51          3.05

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.30%, 0.86%, 0.45%, 0.69%, and
0.60% for Institutional, Dollar, Administration, Bear Stearns, Bear Stearns
Premier Select, Bear Stearns Private Client, and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period), and multiplied by
136/184 with respect to the adminstration.

                                                                              11

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPFUND

OCTOBER 31, 2004

                                                                    PAR
                                                     MATURITY      (000)          VALUE
                                                    ---------- ------------ ----------------
AGENCY OBLIGATIONS - 8.7%
Federal Home Loan Bank Bonds - 3.1%
    4.12%                                           01/14/05    $   75,065   $   75,469,834
    1.38%                                           03/28/05       252,000      252,000,000
    1.42%                                           04/04/05       256,000      256,000,000
    1.41%                                           05/09/05       105,000      105,000,000

                                                                             ==============
                                                                                688,469,834
                                                                             --------------
Federal Home Loan Mortgage Corporation Bonds - 2.7%
    1.88%                                           01/15/05        59,190       59,243,226
    6.88%                                           01/15/05        57,040       57,668,762
    1.42%                                           03/01/05       250,000      250,000,000
    1.29%                                           03/23/05       270,500      270,500,000

                                                                             ==============
                                                                                637,411,988
                                                                             --------------
Federal National Mortgage Association Bonds - 2.9%
    1.60%                                           11/24/04       209,441      209,226,905
    1.62%                                           12/02/04       200,000      199,721,000
    1.54%                                           12/08/04       267,500      267,500,000

                                                                             ==============
                                                                                676,447,905
                                                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $2,002,329,727)                                                       2,002,329,727
                                                                             --------------
CERTIFICATES OF DEPOSIT - 21.8%
Domestic - 4.8%
  American Express Bank N.A. (A-1, P-1)
    1.90%                                           11/24/04        57,900       57,900,000
  Marshall & Ilsley Bank (A-1, P-1)
    1.85%                                           12/17/04       200,000      200,000,000
  Washington Mutual Bank FA (A-1, P-1)
    1.86%                                           11/15/04       500,000      500,000,000
    1.86%                                           11/15/04       250,000      250,000,000
  Wells Fargo Bank N.A. (A-1+, P-1)
    1.79%                                           11/12/04        85,000       84,998,875

                                                                             ==============
                                                                              1,092,898,875
                                                                             --------------
Yankee Dollar - 17.0%
  Banque Nationale de Paribas, New York (A-1+, P-1)
    1.84%                                           12/20/04     1,000,000      999,999,999
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
    2.48%                                           11/01/05       300,000      300,000,000
  Credit Suisse First Boston, New York (A-1, P-1)
    1.80%                                           11/12/04       450,000      450,000,000
    1.88%                                           12/20/04       691,500      691,504,684
  Depfa Bank PLC (A-1+, P-1)
    2.49%                                           11/01/05        78,300       78,300,000
  HBOS Treasury Services PLC, New York (A-1+, P-1)
    1.85%                                           12/20/04       100,000      100,000,000
  Nordea Bank Finland PLC New York (A-1, P-1)
    1.84%                                           12/17/04       550,000      550,000,000
  UBS AG (A-1+, P-1)
    1.79%                                           11/12/04       750,000      750,000,000

                                                                             ==============
                                                                              3,919,804,683
                                                                             --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $5,012,703,558)                                                       5,012,703,558
                                                                             --------------
COMMERCIAL PAPER - 15.9%
Asset-Backed Securities - 8.6%
  Amstel Funding Corp. (A-1+, P-1)
    1.84%                                           12/15/04        58,336       58,204,809

                                                                    PAR
                                                     MATURITY      (000)          VALUE
                                                    ---------- ------------ ----------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Barton Capital LLC (A-1+, P-1)
    1.79%                                           11/09/04    $   89,058   $   89,022,575
  Blue Ridge Asset Funding Corp. (A-1, P-1)
    1.79%                                           11/10/04        50,000       49,977,624
  Concord Minutemen Capital Co. LLC (A-1, P-1)
    1.89%                                           11/16/04        74,992       74,932,944
    1.89%                                           11/16/04        25,080       25,060,250
  Crown Point Capital LLC (A-1, P-1)
    1.64%                                           11/04/04       130,567      130,549,156
  Daimler Chrysler Revolving Auto Co. (A-1+, P-1)
    1.81%                                           11/04/04        62,097       62,087,634
    1.84%                                           11/15/04        45,000       44,967,799
  Edison Asset Securitization LLC (A-1+, P-1)
    1.80%                                           11/12/04       353,860      353,665,377
  Fairway Finance Co. LLC (A-1, P-1)
    1.80%                                           11/02/04       100,061      100,055,997
  FCAR Owner Trust Series I (A-1+, P-1)
    1.85%                                           11/16/04       150,000      149,884,375
  FCAR Owner Trust Series II (A-1, P-1)
    1.85%                                           11/15/04       100,000       99,928,056
  Galaxy Funding, Inc. (A-1+, P-1)
    1.66%                                           11/22/04       112,000      111,891,547
  Liberty Street Funding Corp. (A-1, P-1)
    1.79%                                           11/08/04       115,000      114,959,974
  Park Granada LLC (A-1+, P-1)
    1.87%                                           11/01/04        93,000       93,000,000
    1.82%                                           11/04/04        75,000       74,988,625
    1.83%                                           11/08/04        70,000       69,975,092
  Silver Tower U.S. Funding LLC (A-1, P-1)
    2.00%                                           01/12/05       115,000      114,540,000
  Sydney Capital Corp. (A-1+, P-1)
    1.85%                                           11/15/04        51,100       51,063,235
  Yorktown Capital LLC (A-1+, P-1)
    1.80%                                           11/01/04       141,470      141,470,000

                                                                             ==============
                                                                              2,010,225,069
                                                                             --------------
Banks - 1.9%
  Bank of America Corp. (A-1, P-1)
    1.63%                                           11/01/04       450,000      450,000,000
                                                                             --------------
Banks - Foreign - 1.0%
  Natexis Banques Populaires USF
    1.79%                                           11/12/04       200,000      199,890,611
                                                                             --------------
Life Insurance - 1.0%
  Prudential Funding LLC (A-1, P-1)
    1.64%                                           11/05/04       240,000      239,956,267
                                                                             --------------
Security Brokers & Dealers - 1.3%
  Citigroup Global Markets Holdings (A-1+, P-1)
    1.79%                                           11/10/04       300,000      299,865,750
                                                                             --------------
Telephone Communications - 2.1%
  BellSouth Corp. (A-1, P-1)
    1.83%                                           11/16/04        85,000       84,935,188

12

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

OCTOBER 31, 2004

                                                                             PAR
                                                              MATURITY      (000)          VALUE
                                                             ---------- ------------ ----------------
COMMERCIAL PAPER (Continued)
Telephone Communications (continued)
  SBC Communications, Inc. (A-1, P-1)
    1.80%                                                    11/03/04     $ 75,000    $   74,992,500
    1.83%                                                    11/03/04       75,000        74,992,375
    1.83%                                                    11/16/04       89,500        89,431,756
    1.88%                                                    11/16/04       50,000        49,960,833
    1.83%                                                    11/17/04       85,000        84,930,867

                                                                                      ==============
                                                                                         459,243,519
                                                                                      --------------
TOTAL COMMERCIAL PAPER
  (Cost $3,659,181,216)                                                                3,659,181,216
                                                                                      --------------
MASTER NOTES - 3.5%
Security Brokers & Dealers
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(b)
    1.90%                                                    11/01/04      376,030       376,030,000
  Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(b)
    2.04%                                                    11/01/04      438,000       438,000,000

                                                                                      ==============
TOTAL MASTER NOTES
  (Cost $814,030,000)                                                                    814,030,000
                                                                                      --------------
VARIABLE RATE OBLIGATIONS - 32.0%
Asset-Backed Securities - 2.0%
  Racers XL (A-1, P-1)
    1.91%(c)                                                 11/22/04      234,650       234,650,000
  SMM Trust Series 2003M (A-1+, P-1)
    1.88%(c)                                                 12/15/04      110,000       110,000,000
  SMM Trust Series 2004G (A-1+, P-1)
    1.80%(c)                                                 12/03/04       86,029        86,028,866

                                                                                      ==============
                                                                                         430,678,866
                                                                                      --------------
Banks - 4.4%
  Bank of America, N.A. (AA+, Aa1)
    1.80%(c)                                                 11/01/04      307,000       307,000,000
  Bank of New York (AA-, Aa2)
    1.84%(c)                                                 11/22/04       35,015        35,013,065
  Bank of New York Co., Inc. (A+, Aa3)
    1.97%(c)                                                 11/25/05      125,000       125,000,000
  Hayes Brake Holdings RB Series 2003 DN (National
    City Bank N.A. LOC) (A-1, P-1)(b)
    1.96%(c)                                                 11/05/04       10,500        10,500,000
  LP Pinewood Spv (Wachovia Bank N.A. LOC)
    (A-1, P-1)(b)
    1.96%(c)                                                 11/05/04       50,000        50,000,000
  Wachovia Bank N.A. (A-1, P-1)
    1.80%(c)                                                 11/01/04      297,000       297,000,000
  Wells Fargo Bank N.A. (AA, Aaa)
    1.86%(c)                                                 11/02/04      190,000       190,003,047

                                                                                      ==============
                                                                                       1,014,516,112
                                                                                      --------------
Federal Home Loan Bank Variable Rate Notes - 4.6%
    1.74%(c)                                                 11/03/04      100,000        99,957,232
    1.72%(c)                                                 12/08/04      250,000       249,882,454
    1.74%(c)                                                 12/12/04      328,000       327,829,759
    1.48%(c)                                                 12/21/04      400,000       399,973,010

                                                                                      ==============
                                                                                       1,077,642,455
                                                                                      --------------
                                          Federal Home Loan Mortgage Corporation Variable Rate Notes -
    2.7%
    1.66%(c)                                                 11/08/04      400,000       400,060,972
    2.00%(c)                                                 01/07/05      220,000       220,000,000

                                                                                      ==============
                                                                                         620,060,972
                                                                                      --------------

                                                                             PAR
                                                              MATURITY      (000)          VALUE
                                                             ---------- ------------ ----------------
VARIABLE RATE OBLIGATIONS (Continued)
                                           Federal National Mortgage Association Variable Rate Notes -
    2.1%
    1.64%(c)                                                 11/18/04     $295,000    $  294,978,234
    1.68%(c)                                                 12/06/04      200,000       199,899,239

                                                                                      ==============
                                                                                         494,877,473
                                                                                      --------------
Insurance Carriers NEC - 1.3%
  ASIF Global Financing (AAA, Aaa)
    1.99%(c)                                                 09/02/05       49,000        49,078,582
  Travelers Insurance Co. (A-1+, P-1)
    2.12%(c)                                                 01/03/05      250,000       250,000,000

                                                                                      ==============
                                                                                         299,078,582
                                                                                      --------------
Life Insurance - 4.9%
  Hartford Life Insurance Co. (A-1+, P-1)
    2.14%(c)                                                 01/03/05      100,000       100,000,000
  ING Security Life Insurance (AA3, Aa)
    2.11%(c)                                                 11/09/04      150,000       150,000,000
  MetLife Global Funding I (AA, Aa2)
    2.00%(c)                                                 11/29/04       95,000        95,000,000
    2.14%(c)                                                 01/10/05       10,000        10,006,862
  New York Life Insurance Co. (A-1+, P-1)
    1.95%(c)                                                 12/13/04      350,000       350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    1.96%(c)                                                 11/01/04      400,000       400,000,000

                                                                                      ==============
                                                                                       1,105,006,862
                                                                                      --------------
Municipal Bonds - 0.2%
  California Housing Finance Agency RB (Taxable
    Home Meeting Project) Series 1998 DN
    (A-1+, VMIG-1)
    1.88%(c)                                                 11/05/04       36,500        36,500,000
                                                                                      --------------
Personal Credit Institutions - 2.2%
  General Electric Capital Corp. (AAA, Aaa)
    1.82%(c)                                                 11/03/04      130,000       130,059,928
    1.99%(c)                                                 11/17/04      382,000       382,093,750

                                                                                      ==============
                                                                                         512,153,678
                                                                                      --------------
Security Brokers & Dealers - 7.6%
  Goldman Sachs Group, Inc. (A-1, P-1)
    1.92%(c)                                                 11/19/04      333,000       333,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    2.01%(c)                                                 11/12/04      459,000       459,198,633
    1.98%(c)                                                 01/05/05      328,000       328,000,000
  Morgan Stanley & Co., Inc. (A+, Aa3)
    1.99%(c)                                                 11/15/04      550,000       550,288,774
    2.15%(c)                                                 12/13/04       96,000        96,036,644

                                                                                      ==============
                                                                                       1,766,524,051
                                                                                      --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $7,357,039,051)
                                                                                       7,357,039,051
                                                                                      --------------
TIME DEPOSITS - 2.9%
  Key Bank N.A. (A-1, P-1)
    1.50%                                                    11/01/04      216,000       216,000,000
  Fifth Third Bank N.A. (A-1+, P-1)
    1.81%                                                    11/01/04      453,950       453,950,000

                                                                                      ==============
TOTAL TIME DEPOSITS
  (Cost $669,950,000)
                                                                                         669,950,000
                                                                                      --------------

                                                13

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

OCTOBER 31, 2004

                                                                   PAR
                                                     MATURITY     (000)          VALUE
                                                    ---------- ----------- ----------------
REPURCHASE AGREEMENTS - 16.4%
Deutsche Bank Securities, Inc.
               1.80%                                11/10/04    $750,000    $  750,000,000
  (Agreement dated 10/25/04 to be repurchased at
    $750,600,000, collateralized by $833,525,873
    Federal Home Loan Mortgage Corporation Bonds
    and Adjustable Rate Mortgage Notes and
    Government National Mortgage Association
    Bonds 4.40% to 6.00% due from 02/15/18 to
    11/01/34. The market value is $772,500,001.)
Goldman Sachs & Co.
               1.80%                                11/01/04     250,000       250,000,000
  (Agreement dated 10/25/04 to be repurchased at
    $250,087,500, collateralized by $281,735,547
    Federal Home Loan Mortgage Corporation Bonds
    and Federal National Mortgage Association
    Bonds 5.00% to 6.00% due from 09/01/24 to
    10/01/34. The market value is $257,500,000.)
Goldman Sachs & Co.
               1.80%                                11/10/04     300,000       300,000,000
  (Agreement dated 10/27/04 to be repurchased at
    $300,210,000, collateralized by $338,082,657
    Federal Home Loan Mortgage Corporation Bonds
    and Federal National Mortgage Association
    Bonds 5.00% to 6.00% due from 09/01/24 to
    10/01/34. The market value is $309,000,000.)
Merrill Lynch & Co., Inc.
               1.81%                                11/01/04      14,463        14,463,000
  (Agreement dated 10/29/04 to be repurchased at
    $14,465,182, collateralized by $34,030,682
    Federal Home Loan Mortgage Corporation Bonds
    and Federal National Mortgage Association
    Bonds 5.87% to 7.00% due from 05/01/13 to
    07/01/34. The market value is $14,897,771.)
Merrill Lynch & Co., Inc.
               1.82%                                11/01/04     110,000       110,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $110,016,683, collateralized by $113,245,000
    Federal Home Loan Bank Bonds and Discount
    Notes 0.00% to 1.63% due from 11/26/04 to
    06/15/05. The market value of is $113,304,093.)
Merrill Lynch & Co., Inc.
               1.79%                                11/10/04     400,000       400,000,000
  (Agreement dated 10/21/04 to be repurchased at
    $400,397,778, collateralized by $557,388,955
    Federal Home Loan Mortgage Corporation Bonds
    and Federal National Mortgage Association
    Bonds 4.00% to 7.50% due from 01/01/11 to

                                                               PAR
                                                     MATURITY     (000)          VALUE
    09/01/34. The market value is $412,002,320.)    ---------- ----------- ----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
               1.84%                                11/01/04    $500,000    $  500,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $500,076,667, collateralized by $518,047,925
    Federal Home Loan Bank Notes, Federal Home
    Loan Mortgage Corporation Strips, Federal
    National Mortgage Association Bonds and
    Tennessee Valley Authority Bonds 0.00% to 6.79%
    due from 05/15/07 to 09/01/34.The market value
    is $514,855,969.)
Morgan Stanley & Co., Inc.
               1.86%                                11/01/04     254,000       254,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $254,039,370, collateralized by $263,168,346
    Federal Home Loan Bank Notes, Federal Home
    Loan Mortgage Corporation Strips, Federal
    National Mortgage Association Bonds and
    Tennessee Valley Authority Bonds 0.00% to 6.79%
    due from 05/15/07 to 09/01/34.The market value
    is $261,546,832.)
Morgan Stanley & Co., Inc.
               1.87%                                11/01/04     232,888       232,888,000
  (Agreement dated 10/29/04 to be repurchased at
    $232,924,292, collateralized by $241,294,290
    Federal Home Loan Bank Notes, Federal Home
    Loan Mortgage Corporation Strips, Federal
    National Mortgage Association Bonds and
    Tennessee Valley Authority Bonds 0.00% to 6.79%
    due from 05/15/07 to 09/01/34.The market value
    is $239,807,554.)
PNC Bank N.A.(d)
               1.58%                                11/01/04     127,000       127,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $127,016,722, collateralized by $310,000,000
    Federal National Mortgage Association Bonds
    2.92% due 08/15/05. The market value is
$    311,065,625.)
UBS Securities LLC
               1.79%                                11/10/04     800,000       800,000,000
  (Agreement dated 10/21/04 to be repurchased at
    $800,795,556, collateralized by $2,872,629,513
    Federal National Mortgage Association Strips
    0.00% due from 12/01/18 to 08/01/34. The market
    value is $824,000,613.)

                                                                            ==============
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,738,351,000)                                                      3,738,351,000
                                                                            --------------

14

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONCLUDED)

OCTOBER 31, 2004

                               VALUE
                        ------------------
TOTAL INVESTMENTS IN
SECURITIES -  101.2%
  (Cost                   $23,253,584,552
$23,253,584,552(a))
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (1.2)%           (273,735,757)
                          ---------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  17,452,981,104
Institutional Shares,
  3,665,246,620 Dollar
Shares,
  192,327,476 Cash
Management
  Shares, 1,200,374,897
Adminstration
  Shares, 189,268,687
Bear Stearns
  Shares and 280,464,307
Bear
  Stearns Private Client
Shares
  outstanding)            $22,979,848,795
                          ===============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($17,452,336,794/17,452,981,104)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
    ($3,665,116,691/3,665,246,620)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($192,325,080/192,327,476)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($1,200,346,068/1,200,374,897)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($189,266,240/189,268,687)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
        ($280,457,922/280,464,307)         $  1.00
                                           =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.

 (b) Ratings reflect those of guarantor, which have not been subjected to audit procedures.
 (c) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (d) Pursuant to an exemptive order TempFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPCASH

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)          VALUE
                                                      ---------- ----------- ----------------
AGENCY OBLIGATIONS - 6.0%
Federal Home Loan Bank Bonds - 2.8%
    1.38%                                             03/28/05    $115,000    $  115,000,000
    1.42%                                             04/04/05     127,000       127,000,000

                                                                              ==============
                                                                                 242,000,000
                                                                              --------------
Federal Home Loan Mortgage Corporation Bonds - 1.4%
    1.29%                                             03/23/05     115,000       115,000,000
                                                                              --------------
Federal National Mortgage Association Bonds - 1.8%
    1.54%                                             12/08/04     150,000       150,000,000
                                                                              --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $507,000,000)                                                            507,000,000
                                                                              --------------
CERTIFICATES OF DEPOSIT - 18.8%
Domestic - 1.0%
  Marshall & Ilsley Bank (A-1, P-1)
    1.86%                                             12/20/04      50,000        50,000,000
  Wells Fargo Bank N.A. (A-1+, P-1)
    1.79%                                             11/12/04      25,000        24,999,669

                                                                              ==============
                                                                                  74,999,669
                                                                              --------------
Yankee Dollar - 17.8%
  Banque Nationale de Paribas, New York (A-1+, P-1)
    1.48%                                             01/11/05     200,000       199,994,178
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
    2.48%                                             11/01/05      97,500        97,500,000
  Credit Suisse First Boston, New York (A-1, P-1)
    1.80%                                             11/12/04     350,000       350,000,000
  Eurohypo AG (A-1, P-1)
    1.82%                                             11/12/04     290,000       290,000,000
    1.86%                                             11/15/04      96,500        96,500,000
  Foreningssparbanken AB (Swedbank), New York
    (A-1, P-1)
    1.44%                                             03/01/05     228,500       228,488,767
  Societe Generale (A-1+, P-1)
    1.44%                                             05/09/05     124,000       123,990,387
  Westdeutsche Landesbank, New York (A-1+, P-1)
    1.50%                                             01/10/05     102,000       101,995,123

                                                                              ==============
                                                                               1,488,468,455
                                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,563,468,124)                                                        1,563,468,124
                                                                              --------------
COMMERCIAL PAPER - 23.7%
Asset-Backed Securities - 15.2%
  Atomium Funding Corp. (A-1, P-1)
    1.80%                                             11/09/04      75,000        74,970,000
  Check Point Charlie, Inc. (P-1)
    1.84%                                             11/02/04      46,000        45,997,649
    1.88%                                             11/12/04      50,000        49,971,278
    1.87%                                             11/15/04      20,000        19,985,457
  Crown Point Capital LLC (A-1, P-1)
    1.80%                                             11/05/04      17,558        17,554,488
  Daimler Chrysler Revolving Auto Co. (A-1+, P-1)
    1.81%                                             11/04/04      25,000        24,996,229
  Edison Asset Securitization LLC (A-1+, P-1)
    1.80%                                             11/12/04     146,140       146,059,623
  Emerald Certificates (A-1+, P-1)
    1.96%                                             12/08/04      98,750        98,551,074
  Lockhart Funding LLC (P-1, F-1)
    1.64%                                             11/12/04     200,000       199,899,778
    1.84%                                             11/12/04      55,000        54,969,078

                                                                     PAR
                                                       MATURITY     (000)          VALUE
                                                      ---------- ----------- ----------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Monument Gardens Funding LLC (A-1, P-1)
    1.85%                                             11/12/04    $ 15,000    $   14,991,521
    1.85%                                             11/12/04      50,000        49,971,736
  Park Granada LLC (A-1+, P-1)
    1.81%                                             11/03/04      30,210        30,206,962
    1.81%                                             11/04/04      25,202        25,198,199
    1.82%                                             11/04/04      70,000        69,989,383
    1.84%                                             11/04/04      55,000        54,991,567
  Scaldis Capital LLC (A-1+, P-1)
    1.61%                                             11/10/04      25,249        25,238,837
  Silver Tower U.S. Funding LLC (A-1, P-1)
    2.00%                                             01/05/05      92,300        91,966,694
    2.00%                                             01/12/05     125,000       124,500,000
  Victory Receivables Corp. (A-1, P-1)
    1.80%                                             11/01/04      60,034        60,034,000

                                                                              ==============
                                                                               1,280,043,553
                                                                              --------------
Banks - 2.3%
  Banco Santander Puerto Rico (A-1, P-1)
    1.86%                                             11/12/04     135,000       134,923,275
    1.85%                                             11/18/04      50,000        50,000,000
  Skandinaviska Enskilda Banken AB (A-1, P-1)
    2.42%                                             10/27/05      12,100        11,807,180

                                                                              ==============
                                                                                 196,730,455
                                                                              --------------
Telephone Communications - 6.2%
  BellSouth Corp. (A-1, P-1)
    1.79%                                             11/10/04      75,500        75,466,214
    1.82%                                             11/10/04     171,000       170,922,195
    1.83%                                             11/16/04     116,360       116,271,276
  SBC Communications, Inc. (A-1, P-1)
    1.80%                                             11/03/04      25,000        24,997,500
    1.83%                                             11/03/04      25,000        24,997,458
    1.83%                                             11/16/04      25,000        24,980,938
    1.83%                                             11/17/04      62,000        61,949,572
    1.88%                                             11/17/04      13,554        13,542,675

                                                                              ==============
                                                                                 513,127,828
                                                                              --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,989,901,835)
                                                                               1,989,901,836
                                                                              --------------
MASTER NOTES - 2.6%
Security Brokers & Dealers
  Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(b)
    2.04%                                             11/01/04     219,000
TOTAL MASTER NOTES
  (Cost $219,000,000)
                                                                                 219,000,000
                                                                              --------------
VARIABLE RATE OBLIGATIONS - 40.6%
Asset-Backed Securities - 1.8%
  Racers XL (A-1, P-1)
    1.91%(c)                                          11/22/04     102,655       102,655,000
  SMM Trust Series 2004G (A-1+, P-1)
    1.80%(c)                                          12/03/04      37,603        37,603,299

                                                                              ==============
                                                                                 140,258,299
                                                                              --------------
Banks - 10.2%
  Bank of America, N.A. (AA+, Aa1)
    1.80%(c)                                          11/01/04     206,000       206,000,000
  Bank of New York (AA-, Aa2)
    1.84%(c)                                          11/22/04      13,920        13,919,231

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
16

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

OCTOBER 31, 2004

                                                                            PAR
                                                              MATURITY     (000)         VALUE
                                                             ---------- ---------- ----------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  Bank of Scotland (AA, Aa2)
    1.71%(c)                                                 11/29/04    $ 15,000   $   14,999,665
  Citigroup, Inc. (AA-, Aa1)
    1.78%(c)                                                 11/08/04      90,000       90,030,150
  Daybreak Operations LLC Series 2002 (U.S. Bank
    N.A. LOC) (A-1, P-1)(b)
    1.96%(c)                                                 11/05/04          25           25,000
  HBOS Treasury Services PLC (A-1+, P-1)
    1.96%(c)                                                 12/27/04     150,000      150,000,000
  MB & B Holdings LLC (Marshall & Ilsley Bank LOC)
    (A-1, P-1)
    2.04%(c)                                                 11/04/04      11,015       11,015,000
  Natexis Banque (A+, Aa3)
    1.83%(c)                                                 11/12/04      50,000       49,999,937
  Nationwide Building Society (A+, Aa3)
    2.14%(c)                                                 01/24/05     150,000      150,085,601
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)
    2.04%(c)                                                 11/04/04      15,000       15,000,000
  Park Street Properties I LLC (U.S. Bank LOC) (Aa2)
    1.96%(c)                                                 11/01/04       8,500        8,500,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)
    2.06%(c)                                                 11/04/04       7,000        7,000,000
  Prospect Aggregates, Inc. (Fulton Bank LOC) (A-1)
    2.14%(c)                                                 11/01/04       9,000        9,000,000
  Shipley Group LP Series 2004 MB (Fulton Bank
    LOC) (VMIG-1)(b)
    2.14%(c)                                                 11/05/04      18,210       18,210,000
  Westpac Banking Corp. (AA-, Aa3)
    1.85%(c)                                                 12/13/04     108,250      108,250,000

                                                                                    ==============
                                                                                       852,034,584
                                                                                    --------------
Federal Home Loan Bank Variable Rate Notes - 4.7%
    1.74%(c)                                                 11/03/04     200,000      199,914,464
    1.74%(c)                                                 12/13/04     200,000      199,896,194

                                                                                    ==============
                                                                                       399,810,658
                                                                                    --------------
                                        Federal Home Loan Mortgage Corporation Variable Rate Notes -
    3.5%
    1.66%(c)                                                 11/08/04     200,000      200,030,486
    2.00%(c)                                                 01/07/05     100,000      100,000,000

                                                                                    ==============
                                                                                       300,030,486
                                                                                    --------------
                                         Federal National Mortgage Association Variable Rate Notes -
    1.3%
    1.64%(c)                                                 11/18/04     100,000       99,992,623
                                                                                    --------------
Insurance Carriers NEC - 0.2%
  ASIF Global Financing (AAA, Aaa)
    1.99%(c)                                                 09/02/05      16,000       16,025,659
                                                                                    --------------
Life Insurance - 9.3%
  Allstate Life Global Funding II (AA, Aa2)
    1.93%(c)                                                 11/16/04     100,000      100,000,000
  Allstate Life Insurance Co. (A-1+, P-1)
    1.96%(c)                                                 11/01/04      50,000       50,000,000
  ING Security Life Insurance (AA, Aa3)
    2.25%(c)                                                 01/28/05      61,500       61,550,446

                                                                            PAR
                                                              MATURITY     (000)         VALUE
                                                             ---------- ---------- ----------------
VARIABLE RATE OBLIGATIONS (Continued)
Life Insurance (continued)
  MetLife Global Funding I (AA, Aa2)
    2.00%(c)                                                 11/29/04    $ 40,000   $   40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    1.92%(c)                                                 12/01/04     200,000      200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    1.95%(c)                                                 12/13/04     300,000      300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    1.93%(c)                                                 11/01/05      26,000       26,000,000

                                                                                    ==============
                                                                                       777,550,446
                                                                                    --------------
Municipal Bonds - 0.6%
  New York State Housing Finance Agency RB (Victory
    Housing Project) Series 2000B DN (Key Bank N.A.
    LOC) (VMIG-1)(b)
    1.88%(c)                                                 11/05/04       7,770        7,770,000
  New York State Housing Finance Agency RB Series
    2003B DN (VMIG-1)
    1.88%(c)                                                 11/05/04      22,900       22,900,000
  Santa Rosa RB Series 2004 DN (Bank One NA LOC)
    (A-1+, F1-+)
    1.87%(c)                                                 11/05/04      14,500       14,500,000
  Savannah College RB (Art & Design Project) Series
    2004 DN (A-1+)
    1.96%(c)                                                 11/05/04       8,000        8,000,000

                                                                                    ==============
                                                                                        53,170,000
                                                                                    --------------
Personal Credit Institutions - 2.8%
  General Electric Capital Corp. (AAA, Aaa)
    1.96%(c)                                                 11/09/04     100,000      100,000,000
    1.99%(c)                                                 11/17/04     138,600      138,694,349

                                                                                    ==============
                                                                                       238,694,349
                                                                                    --------------
Security Brokers & Dealers - 6.2%
  Bear Stearns & Co., Inc. (A, A1)
    1.97%(c)                                                 11/29/04      64,000       64,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    2.01%(c)                                                 11/12/04     300,000      300,139,925
    1.98%(c)                                                 01/05/05     100,000      100,000,000
  Salomon Smith Barney Holdings (A-1, P-1)
    2.02%(c)                                                 12/13/04      65,000       65,015,030

                                                                                    ==============
                                                                                       529,154,955
                                                                                    --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,406,722,059)
                                                                                     3,406,722,059
                                                                                    --------------
FIXED RATE MUNICIPAL BONDS - 0.3%
Michigan
  Oakland County GO Series 2004 TRAN
    (SP-1+, MIG-1)
    1.62%                                                    05/01/05      25,000
TOTAL FIXED RATE MUNICIPAL BONDS
  (Cost $25,034,917)                                                                    25,034,917
                                                                                    --------------
TIME DEPOSITS - 7.9%
  SouthTrust Bank N.A. (A-1, P-1)
    1.72%                                                    11/01/04     325,000      325,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONCLUDED)

OCTOBER 31, 2004

                                                                 PAR
                                                   MATURITY     (000)         VALUE
                                                  ---------- ----------- ---------------
TIME DEPOSITS (Continued)
  U.S. Bank N.A. (A-1+, P-1)
    1.50%                                         11/01/04    $334,000    $334,000,000

                                                                          ============
TOTAL TIME DEPOSITS
  (Cost $659,000,000)                                                      659,000,000
                                                                          ------------
REPURCHASE AGREEMENTS - 1.2%
Merrill Lynch & Co., Inc.
    1.81%                                         11/01/04     102,910     102,910,000
  (Agreement dated 10/29/04 to be repurchased at
    $102,925,522, collaterialized by $221,504,195
    Federal National Mortgage Association Bonds
    and Government National Mortgage Association
    Bonds 3.38% to 12.00% due from 9/15/07 to
    6/15/45. The market value is $105,997,792.)

                                                                          ============
TOTAL REPURCHASE AGREEMENTS
  (Cost $102,910,000)                                                      102,910,000
                                                                          ------------

TOTAL INVESTMENTS IN
SECURITIES -  101.1%
  (Cost                     8,473,036,936
$8,473,036,936(a))
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (1.1)%            (91,500,376)
                            -------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  7,850,106,194
Institutional Shares,
  531,514,733 Dollar
Shares, 2,241
  Bear Stearns Premier
Shares and
  2,146 Bear Stearns
Premier Select
  Shares outstanding)      $8,381,536,560
                           ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($7,850,022,722/7,850,106,194)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($531,509,451/531,514,733)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,241/2,241)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
                  ($2,146/2,146)            $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.

 (b) Ratings reflect those of guarantor, which have not been subjected to audit procedures.
 (c) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
18

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    FEDFUND

OCTOBER 31, 2004

                                                                            PAR
                                                             MATURITY      (000)          VALUE
                                                            ---------- ------------ ----------------
AGENCY OBLIGATIONS - 61.8%
Federal Farm Credit Bank Discount Notes - 0.3%
               1.69%                                        11/01/04     $  7,371    $    7,371,000
                                                                                     --------------
Federal Farm Credit Bank Variable Rate Notes - 6.9%
               1.75%(b)                                     11/01/04      150,000       149,993,967
               1.78%(b)                                     11/01/04       10,000         9,998,716

                                                                                     ==============
                                                                                        159,992,683
                                                                                     --------------
Federal Home Loan Bank Bonds - 2.9%
               1.45%                                        01/11/05       15,000        15,000,844
               1.38%                                        03/28/05       26,000        26,000,000
               1.42%                                        04/04/05       15,000        15,000,000
               1.41%                                        05/09/05       12,000        12,000,000

                                                                                     ==============
                                                                                         68,000,844
                                                                                     --------------
Federal Home Loan Bank Discount Notes - 6.8%
               1.59%                                        11/09/04      119,938       119,895,622
               1.60%                                        11/09/04       35,985        35,972,245

                                                                                     ==============
                                                                                        155,867,867
                                                                                     --------------
Federal Home Loan Bank Variable Rate Notes - 13.2%
               1.74%(b)                                     11/03/04       50,000        49,978,616
               1.72%(b)                                     12/08/04      102,000       101,952,041
               1.74%(b)                                     12/13/04       50,000        49,974,049
               1.84%(b)                                     12/21/04      102,000       101,993,119

                                                                                     ==============
                                                                                        303,897,825
                                                                                     --------------
Federal Home Loan Mortgage Corporation Bonds - 5.5%
               3.25%                                        11/15/04       25,000        25,017,522
               1.46%                                        11/17/04       25,000        25,000,000
               1.42%                                        03/01/05       25,000        25,000,000
               1.29%                                        03/23/05       29,000        29,000,000
               2.88%                                        09/15/05       22,000        22,084,082

                                                                                     ==============
                                                                                        126,101,604
                                                                                     --------------
Federal National Mortgage Association Discount Notes - 1.1%
               1.50%                                        11/02/04       25,000        24,998,958
                                                                                     --------------
                                          Federal National Mortgage Association Variable Rate Notes -
              25.1%
               1.75%(b)                                     11/01/04      150,000       149,985,818
               1.64%(b)                                     11/18/04      100,000        99,993,898
               1.84%(b)                                     11/29/04       50,000        49,980,298
               1.68%(b)                                     12/06/04       80,000        79,959,696
               1.77%(b)                                     12/09/04       50,000        49,997,587
               1.86%(b)                                     12/23/04      100,000        99,994,133
               2.02%(b)                                     01/28/05       50,000        49,993,890

                                                                                     ==============
                                                                                        579,905,320
                                                                                     --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,426,136,101)                                                               1,426,136,101
                                                                                     --------------
REPURCHASE AGREEMENTS - 38.1%
Deutsche Bank Securities, Inc.
               1.62%                                        11/03/04      100,000       100,000,000
  (Agreement dated 08/03/04 to be repurchased at
    $100,414,000, collateralized by $144,775,411
    Federal Home Loan Corporation Adjustable Rate
    Mortgage Notes and Bonds, Federal National
    Mortgage Association Bonds and Variable Rate
    Notes 3.16% to 7.00% due from 08/01/19 to
    11/01/34. The market value of the collateral is

                                                                       PAR
                                                             MATURITY      (000)          VALUE
$    103,000,000.)                                          ---------- ------------ ----------------
REPURCHASE AGREEMENTS (Continued)
Deutsche Bank Securities, Inc.
               1.62%                                        11/15/04     $100,000    $  100,000,000
  (Agreement dated 08/10/04 to be repurchased at
    $100,436,500, collateralized by $144,775,411
    Federal Home Loan Corporation Adjustable Rate
    Mortgage Notes and Bonds, Federal National
    Mortgage Association Bonds and Variable Rate
    Notes 3.16% to 7.00% due from 08/01/19 to
    11/01/34. The market value is $103,000,000.)
Goldman Sachs & Co.
               1.81%                                        11/09/04      100,000       100,000,000
  (Agreement dated 10/27/04 to be repurchased at
    $100,065,361, collateralized by $104,985,866
    Federal National Mortgage Association Bonds
    6.00% due 08/01/34. The market value is
$    103,000,000.)
Merrill Lynch & Co., Inc.
               1.81%                                        11/01/04      124,100       124,100,000
  (Agreement dated 10/29/04 to be repurchased at
    $124,118,718, collateralized by $219,548,138
    Federal Home Loan Mortgage Corporation
    Bonds, Federal National Mortgage Association
    Bonds and Government National Mortgage
    Association Bonds 4.00% to 7.50% due from
    12/01/05 to 09/01/34. The market value
    is $127,827,670.)
Merrill Lynch & Co., Inc.
               1.79%                                        11/10/04      100,000       100,000,000
  (Agreement dated 10/21/04 to be repurchased at
    $100,099,444, collateralized by $209,097,714
    Federal Home Loan Mortgage Corporation
    Adjustable Rate Mortgage Notes, Federal
    National Mortgage Association Variable Rate
    Mortgage Notes and Government National
    Mortgage Association Bonds 2.22% to 5.50%
    due from 09/25/23 to 07/15/34. The market value
    is $103,001,009.)
Morgan Stanley & Co., Inc.
               1.86%                                        11/01/04      196,000       196,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $196,030,380, collateralized by $321,625,000
    Federal Home Loan Bank Bonds and Resolution
    Funding Corporation Strips 0.00% to 6.00% due
    from 11/03/04 to 01/15/30. The market value is
$    206,037,942.)
PNC Bank N.A.(c)
               1.58%                                        11/01/04       59,300        59,300,000
  (Agreement dated 10/29/04 to be repurchased at
    $59,307,808, collateralized by $90,000,000
    Federal National Mortgage Association Bonds
    2.92% due 08/15/07. The market value is
$     90,309,375.)
UBS Securities LLC
               1.65%                                        11/17/04      100,000       100,000,000
  (Agreement dated 08/19/04 to be repurchased at
    $100,412,500, collateralized by $157,000,000
    Federal National Mortgage Association Strips
    0.00% due from 07/01/33 to 12/01/33. The market
    value is $103,001,230.)

                                                                                     ==============
TOTAL REPURCHASE AGREEMENTS
  (Cost $879,400,000)
                                                                                        879,400,000
                                                                                     --------------

                                                19

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONCLUDED)

OCTOBER 31, 2004

                                               VALUE
                                         -----------------
TOTAL INVESTMENTS IN SECURITIES -  99.9%
  (Cost $2,305,536,101(a))                $2,305,536,101
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                           1,859,721
                                          --------------
NET ASSETS -  100.0% (Equivalent to
  $1.00 per share based on
  1,883,240,818 Institutional Shares,
  345,450,004 Dollar Shares, 9,275,571
  Cash Reserve Shares, 18,837,370
  Bear Stearns Shares, 2,147 Bear
  Stearns Premier Select Shares,
  50,579,467 Bear Stearns Private
  Client Shares and 2,143 Bear Stearns
  Premier Shares outstanding)             $2,307,395,822
                                          ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($1,883,220,058/1,883,240,818)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($345,479,340/345,450,004)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
          ($9,275,578/9,275,571)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($18,837,415/18,837,370)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
                  ($2,147/2,147)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT
  SHARE($50,579,142/50,579,467)             $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,142/2,143)            $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.

 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC
      Financial Services Group, Inc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                     T-FUND

OCTOBER 31, 2004

                                                                      PAR
                                                       MATURITY      (000)          VALUE
                                                      ---------- ------------ ----------------
U.S. TREASURY OBLIGATIONS - 11.4%
U.S. Treasury Notes - 11.4%
               5.88%                                  11/15/04     $ 50,000    $   50,086,612
               7.88%                                  11/15/04       50,000        50,125,049
               2.00%                                  11/30/04       30,000        30,013,118
               1.75%                                  12/31/04       20,000        20,013,358
               1.50%                                  02/28/05      170,000       170,147,000
               1.62%                                  03/31/05       30,000        30,042,710
               1.62%                                  04/30/05      105,000       105,187,033

                                                                               ==============
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $455,614,880)                                                             455,614,880
                                                                               --------------
REPURCHASE AGREEMENTS - 88.6%
Deutsche Bank Securities, Inc.
               1.76%                                  11/01/04      200,000       200,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $200,029,333, collateralized by $478,362,667 U.S.
    Treasury Notes and Strips 0.00% to 1.88% due
    from 01/31/06 to 11/15/29. The market value is
$    204,000,133.)
Deutsche Bank Securities, Inc.
               1.77%                                  11/01/04      700,000       700,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $700,103,250, collateralized by $1,674,269,333
    U.S. Treasury Notes and Strips 0.00% to 1.88%
    due from 01/31/06 to 11/15/29. The market value
    is $714,000,465.)
Goldman Sachs & Co.
               1.75%                                  11/01/04      150,000       150,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $150,021,875, collateralized by $163,354,000 U.S.
    Treasury Bills, Bonds, Notes and Strips 0.00% to
    12.50% due from 12/09/04 to 02/15/19. The
    market value is $153,000,127.)
Greenwich Capital Markets, Inc.
               1.76%                                  11/01/04      100,000       100,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $100,014,667, collateralized by $231,971,650 U.S.
    Treasury Strips and Strip Principals 0.00% to
    8.13% due from 05/15/18 to 08/15/26. The market
    value is $102,001,260.)
Greenwich Capital Markets, Inc.
               1.77%                                  11/01/04      400,000       400,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $400,059,000, collateralized by $943,475,355 U.S.
    Treasury Strips and Strip Principals 0.00% to
    11.75% due from 11/15/14 to 05/15/30. The
    market value is $408,001,003.)
J.P. Morgan Securities, Inc.
               1.75%                                  11/01/04      200,000       200,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $200,029,167, collateralized by $446,722,000 U.S.
    Treasury Strips and Strip Principals 0.00% to
    11.25% due from 02/15/15 to 11/15/27. The
    market value is $204,001,950.)
Merrill Lynch Government Securities, Inc.
               1.78%                                  11/01/04      206,000       206,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $206,030,557, collateralized by $209,717,000 U.S.
    Treasury Notes 1.50% to 1.63% due from
    01/31/05 to 03/31/05. The market value is

                                                                 PAR
                                                       MATURITY      (000)          VALUE
$    210,124,549.)                                    ---------- ------------ ----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co.
               1.78%                                  11/01/04     $629,122    $  629,122,000
  (Agreement dated 10/29/04 to be repurchased at
    $629,215,320, collateralized by $455,720,000 U.S.
    Treasury Bonds 7.25% to 10.63% due from
    08/15/15 to 05/15/16. The market value is
$    653,002,092.)
UBS Securities LLC
               1.77%                                  11/01/04      600,000       600,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $600,088,500, collateralized by $617,558,000 U.S.
    Treasury Notes 1.50% to 4.00% due from
    03/31/06 to 02/15/14. The market value is
$    612,003,503.)
UBS Securities LLC
               1.78%                                  11/01/04      350,000       350,000,000
  (Agreement dated 10/29/04 to be repurchased at
    $350,051,917, collateralized by $360,955,000 U.S.
    Treasury Notes 1.50% due 03/31/06. The market
    value is $357,000,768.)

                                                                               ==============
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,535,122,000)                                                         3,535,122,000
                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES -  100.0%
  (Cost $3,990,736,880(a))                                                      3,990,736,880
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%
                                                                                    1,147,677
                                                                               --------------
NET ASSETS -  100.0% (Equivalent
  to $1.00 per share based on
  2,439,016,786 Institutional Shares,
  1,481,064,963 Dollar Shares,
  71,616,546 Cash Management
  Shares and 202,108 Administration
  Shares outstanding)                                                          $3,991,884,557
                                                                               ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,438,998,181/2,439,016,786)         $  1.00
                                         =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
  ($1,481,068,981/1,481,064,963)         $  1.00
                                         =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($71,615,921/71,616,546)         $  1.00
                                         =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINSTRATION SHARE
              ($201,474/202,108)         $  1.00
                                         =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                               FEDERAL TRUST FUND

OCTOBER 31, 2004

                                  PAR
                     MATURITY    (000)        VALUE
                    ---------- --------- ---------------
AGENCY OBLIGATIONS - 100.0%
Federal Farm Credit Bank Bonds - 9.3%
      1.71%         11/08/04    $ 4,000    $ 3,998,670
      1.70%         11/09/04      5,000      4,998,111

                                           ===========
                                             8,996,781
                                           -----------
Federal Farm Credit Bank Discount Notes - 6.0%
      1.69%         11/01/04      5,800      5,800,000
                                           -----------
Federal Farm Credit Bank Variable Rate Notes - 20.7%
      1.80%(b)      11/01/04     10,000     10,000,000
      1.82%(b)      11/24/04     10,000      9,996,016

                                           ===========
                                            19,996,016
                                           -----------
Federal Home Loan Bank Bonds - 15.4%
      1.74%         11/05/04      2,350      2,349,546
      1.74%         11/19/04      5,000      4,995,650
      1.88%         02/15/05      1,000      1,001,354
      7.12%         02/15/05      3,100      3,152,034
      1.38%         03/28/05      2,000      2,000,000
      1.42%         04/04/05      1,500      1,500,000

                                           ===========
                                            14,998,584
                                           -----------
Federal Home Loan Bank Variable Rate Notes - 23.8%
      1.74%(b)      12/12/04      5,000      4,997,405
      1.84%(b)      12/21/04      3,000      2,999,798
      1.96%(b)      01/05/05      5,000      4,999,955
      1.99%(b)      01/19/05     10,000      9,999,711

                                           ===========
                                            22,996,869
                                           -----------
Tennessee Valley Authority Bonds - 24.8%
      0.00%         11/01/04     10,781     10,781,000
      1.69%         11/04/04     10,000      9,998,592
      1.28%         05/01/05      3,192      3,171,455

                                           ===========
                                            23,951,047
                                           -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $96,739,297)                        96,739,297
                                           -----------
TOTAL INVESTMENTS IN SECURITIES -
100.0%
  (Cost $96,739,297(a))                     96,739,297
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  0.0%                               (17,461)
                                           -----------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share based on
  88,888,439 Institutional
Shares and
  7,834,620 Dollar Shares
  outstanding)                             $96,721,836
                                           ===========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($88,886,379/88,888,439)           $  1.00
                                     =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
    ($7,835,457/7,834,620)           $  1.00
                                     =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.

 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                 TREASURY TRUST

OCTOBER 31, 2004

                                                        PAR
                                          MATURITY     (000)         VALUE
                                         ---------- ---------- ----------------
U.S. TREASURY OBLIGATIONS - 95.5%
U.S. Treasury Bills - 54.4%
    1.56%                                11/12/04    $ 71,050   $   71,016,133
    1.58%                                11/12/04     140,000      139,932,625
    1.62%                                11/12/04      27,320       27,306,488
    1.58%                                11/18/04     128,680      128,583,839
    1.76%                                11/26/04     225,000      224,725,712
    2.00%                                04/21/05     100,000       99,051,188

                                                                ==============
                                                                   690,615,985
                                                                --------------
U.S. Treasury Notes - 41.1%
    5.88%                                11/15/04     455,000      455,716,625
    2.00%                                11/30/04      50,000       50,027,443
    1.62%                                03/31/05      10,000       10,014,236
    1.62%                                04/30/05       5,000        5,007,994

                                                                ==============
                                                                   520,766,298
                                                                --------------
TOTAL INVESTMENTS IN SECURITIES -  95.5%
  (Cost $1,211,382,283(a))                                       1,211,382,283
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.5%                                                56,476,806
                                                                --------------
NET ASSETS -  100.0% (Equivalent
  to $1.00 per share based on
  783,408,386 Institutional Shares,
  343,207,573 Dollar Shares and
  141,446,409 Adminstration Shares
  outstanding)                                                  $1,267,859,089
                                                                ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($783,247,120/783,408,386)         $  1.00
                                     =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
  ($343,162,839/343,207,573)         $  1.00
                                     =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINSTRATION SHARE
  ($141,449,130/141,446,409)         $  1.00
                                     =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNIFUND

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS - 99.8%
Alabama - 4.1%
  Alabama Housing Finance Authority Multi-Family
    Housing RB (Rime Village Hoover Project) Series
    1996A DN (Federal National Mortgage
    Association Guaranty) (A-1+)
    1.81%(b)                                           11/05/04    $10,265    $ 10,265,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1995B DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.74%(b)                                           11/01/04      3,000       3,000,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1999A DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.74%(b)                                           11/01/04     10,000      10,000,000
  Eutaw Industrial Development Board PCRB
    (Alabama Power Co. Project) Series 1998 DN
    (A-1, VMIG-1)
    1.74%(b)                                           11/01/04      5,200       5,200,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/01/04     70,255      70,255,000

                                                                              ============
                                                                                98,720,000
                                                                              ------------
Alaska - 1.5%
  Anchorage Wastewater RB Series 2004C-25 MB
    (MBIA Insurance, Wachovia Bank Liquidity
    Facility) (Aaa)
    1.70%                                              09/01/05      1,000       1,000,000
  Anchorage Water RB (Wachovia Merlots Trust
    Receipts) Series 2004C-32 MB (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (MIG-1)
    1.70%                                              09/16/05      3,135       3,135,000
  Matanuska-Susitna Borough RB (Wachovia Merlots
    Trust Receipts) Series 2001A-114 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    1.84%(b)                                           11/05/04      3,175       3,175,000
  Valdez Marine Terminal RB (Exxon Mobile Project)
    Series 2001 DN (Exxon Mobile Guaranty)
    (A-1+, VMIG-1)
    1.63%(b)                                           11/01/04     30,000      30,000,000

                                                                              ============
                                                                                37,310,000
                                                                              ------------
Arizona - 0.4%
  Arizona Health Facilities Authority RB (Royal Oaks
    Project) Series 2002 DN (Lasalle Bank N.A. LOC)
    (F1+)
    1.77%(b)                                           11/05/04      8,825       8,825,000
                                                                              ------------
Arkansas - 0.8%
  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA Insurance)
    (A-1+)
    1.81%(b)                                           11/05/04     14,900      14,900,000
  University of Arkansas Regents RB Series 1998 DN
    (MBIA Insurance) (VMIG-1)
    1.81%(b)                                           11/05/04      3,800       3,800,000

                                                                              ============
                                                                                18,700,000
                                                                              ------------
California - 5.6%
  California Affordable Housing Agency Multi-Family
    RB (Merrill Lynch P-Float Trust Receipts) Series
    2003 PT-2049 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    1.83%(b)                                           11/05/04      6,395       6,395,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Department of Water Resource Power
    Supply RB Series 2002C-12 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1, F-1+)
    1.74%(b)                                           11/05/04    $ 1,000    $  1,000,000
  California Economic Recovery RB Series 2004C-5
    DN (Bank of America SBPA) (A-1+, VMIG-1)
    1.68%(b)                                           11/05/04     13,290      13,290,000
  California Educational Facilities Authority RB
    (University of Southern California Project) Series
    2003C MB (A-1+, MIG-1)
    1.01%                                              03/18/05      8,000       7,963,326
  California GO (Municipal Securities Trust Receipts)
    Series 1997 SGA-54 DN (AMBAC Insurance,
    Societe Generale SBPA) (A-1+)
    1.80%(b)                                           11/05/04      3,000       3,000,000
  California GO Series 2004A RAN (SP-1, MIG-1)
    3.00%                                              06/30/05     24,250      24,449,795
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    1.83%(b)                                           11/05/04      8,095       8,095,000
  California Infrastructure & Economic Development
    Bank RB (J. Paul Getty Trust Project) Series
    2003A MB (J. Paul Getty Trust Guaranty)
    (A-1+, VMIG-1)
    1.17%                                              02/01/05      5,000       5,000,000
  California Infrastructure & Economic Development
    Bank RB (J. Paul Getty Trust Project) Series
    2003B MB (J. Paul Getty Trust Guaranty)
    (A-1+, VMIG-1)
    1.17%                                              02/01/05     10,000       9,986,483
  California Infrastructure & Economic Development
    Bank RB (Rand Corp. Project) Series 2002B DN
    (Kredietbank N.V. LOC) (A-1+)
    1.70%(b)                                           11/01/04      7,300       7,300,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2000 PT-1268 DN (Merrill
    Lynch & Co. Guaranty) (A-1+)
    1.83%(b)                                           11/05/04     21,600      21,600,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-8 DN (Multiple
    LOC) (A-1+, VMIG-1)
    1.82%(b)                                           11/05/04     10,300      10,300,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insurance) (A-1+, MIG-1)
    1.15%(b)                                           12/09/04      4,000       4,000,000
  Santa Clara Electric RB Series 1985C DN (AMBAC
    Insurance, Bank One SBPA) (AAA, VMIG-1)
    1.74%(b)                                           11/05/04     13,800      13,800,000

                                                                              ============
                                                                               136,179,604
                                                                              ------------
Colorado - 1.5%
  Colorado Educational & Cultural Facilities Authority
    RB (Denver Museum Project) Series 2001 DN
    (Bank One N.A. LOC) (A-1)
    1.77%(b)                                           11/05/04      1,700       1,700,000
  Colorado Educational & Cultural Facilities Authority
    RB (National Cable Television Center Project)
    Series 1999 DN (Wells Fargo Bank LOC) (A-1+)
    1.79%(b)                                           11/05/04      1,170       1,170,000

24

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
  Colorado General Fund RB Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                                            06/27/05    $20,000    $20,182,225
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    1.77%(b)                                         11/05/04      5,935      5,935,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2003C-5 MB (AIG
    Insurance Guaranty) (A-1+, MIG-1)
    1.13%                                            11/01/04      5,000      5,000,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance, Dexia
    Bank SPBA) (A-1+)
    1.69%(b)                                         11/05/04      3,500      3,500,000

                                                                            ===========
                                                                             37,487,225
                                                                            -----------
Connecticut - 3.5%
  Connecticut GO Series 2004C MB (AA, Aa3)
    2.25%                                            04/01/05     15,000     15,061,332
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    2003X DN (A-1+, VMIG-1)
    1.67%(b)                                         11/05/04     19,600     19,600,000
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    2003X-3 DN (A-1+, VMIG-1)
    1.63%(b)                                         11/01/04     19,100     19,100,000
  Connecticut Housing Finance Authortiy RB
    (Housing Mortgage Finance Project) Series
    2003F-1 MB (GO of Authority LOC) (SP-1+, MIG-1)
    1.15%                                            12/22/04      5,015      5,015,000
  Danbury GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                            08/05/05     25,000     25,282,137

                                                                            ===========
                                                                             84,058,469
                                                                            -----------
Delaware - 0.3%
  Delaware Economic Development Authority RB (St.
    Anne's Episcopal School Project) Series 2001 DN
    (Wilmington Trust Co. LOC) (A-1)
    1.85%(b)                                         11/05/04      2,000      2,000,000
  Sussex County IDRB (Rehoboth Mall Project) Series
    2001A DN (M&T Bank Corp. LOC) (A-1)
    1.84%(b)                                         11/05/04      3,345      3,345,000
  University of Delaware RB Series 2004A MB
    2.00%                                            11/01/04      1,185      1,185,000

                                                                            ===========
                                                                              6,530,000
                                                                            -----------
District of Columbia - 0.3%
  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    1.84%(b)                                         11/05/04      3,815      3,815,000
  District of Columbia Refunding RB Series 2001 DN
    (SunTrust Bank LOC) (VMIG-1)
    1.77%(b)                                         11/05/04      1,800      1,800,000
  District of Columbia Water & Sewer Authority
    Public Utilities RB Series 2002A-64 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    1.84%(b)                                         11/05/04      2,275      2,275,000

                                                                            ===========
                                                                              7,890,000
                                                                            -----------

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Florida - 2.4%
  Broward County GO (Wachovia Merlots Trust
    Receipts) Series 2004B-9 DN (Wachovia Bank
    N.A. SBPA)
    1.84%(b)                                         11/05/04    $ 5,715    $ 5,715,000
  Broward County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2002 DN (FSA Insurance) (A-1)
    1.83%(b)(c)                                      11/05/04     14,000     14,000,000
  Florida Board of Education GO (Eagle Tax Exempt
    Trust Receipts) Series 2003A DN (Citibank SBPA)
    (A-1+)
    1.81%(b)                                         11/05/04      4,945      4,945,000
  Florida Housing Finance Corporation Multi-Family
    RB (Merrill Lynch P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill Lynch Capital Services
    SBPA) (A-1C+)
    1.86%(b)                                         11/05/04     12,830     12,830,000
  Lee County Healthcare Facilities IDRB Series 1999
    DN (Fifth Third Bank N.A. LOC)
    1.78%(b)                                         11/05/04      1,960      1,960,000
  Municipal Securities Trust Certificates GO (Bear
    Stearns Municipal Trust Certificates) Series
    2002A-9049 DN (AMBAC Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (A-1)
    1.83%(b)(c)                                      11/05/04      8,760      8,760,000
  Orange County Housing Finance Authority
    Multi-Family RB (Post Fountains at Lee Vista
    Project) Series 1997E DN (Federal National
    Mortgage Association Guaranty) (A-1+)
    1.78%(b)                                         11/05/04      5,915      5,915,000
  Palm Beach County RB (Morse Obligation Group
    Project) Series 2003 DN (KeyBank N.A. LOC) (A-1)
    1.80%(b)                                         11/05/04      5,000      5,000,000

                                                                            ===========
                                                                             59,125,000
                                                                            -----------
Georgia - 2.2%
  Albany Dougherty County Housing Financial
    Authority RB (Phoebe Putney Memorial Hospital
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    1.77%(b)                                         11/05/04      3,600      3,600,000
  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002 DN
    (MBIA Insurance, J.P. Morgan Chase SBPA) (A-1+)
    1.82%(b)                                         11/05/04      2,415      2,415,000
  Atlanta Water & Wastewater RB Series 2002B DN
    (FSA Insurance) (A-1+, VMIG-1)
    1.76%(b)                                         11/05/04     16,805     16,805,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    1.77%(b)                                         11/05/04      3,220      3,220,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust Bank
    LOC) (Aa3)
    1.77%(b)                                         11/05/04      1,905      1,905,000
  Cobb County Development Authority RB (Boy Scouts
    of America Atlanta Project) Series 2001 DN
    (SunTrust Bank LOC) (VMIG-1)
    1.77%(b)                                         11/05/04      3,000      3,000,000

                                                25

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC)
    1.77%(b)                                             11/05/04    $ 3,150    $ 3,150,000
  Dekalb County Housing Authority Multi-Family
    Housing RB (Clairmont Crest Project) Series 1995
    DN (Federal National Mortgage Association
    Guaranty) (A-1+, VMIG-1)
    1.77%(b)                                             11/05/04        400        400,000
  Forsyth County School District GO Series 2004-6-A
    DN (FSA Insurance, CDC Liquidity) (A-1+)
    1.81%(b)                                             11/05/04      3,025      3,025,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    1.77%(b)                                             11/05/04      1,900      1,900,000
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    1.77%(b)                                             11/05/04      2,000      2,000,000
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    1.84%(b)                                             11/05/04      1,310      1,310,000
  Gwinnett County Hospital Authority Revenue
    Anticipation Certificates Series 2002 DN
    (SunTrust Bank LOC) (A-1+)
    1.77%(b)                                             11/05/04      3,000      3,000,000
  La Grange Development Authority RB Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    1.81%(b)                                             11/05/04      1,000      1,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project) Series
    1998 DN (SunTrust Bank LOC) (A-1+)
    1.77%(b)                                             11/05/04      3,000      3,000,000
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004 DN
    (Bank of Scotland LOC) (F-1+)
    1.77%(b)                                             11/05/04      3,000      3,000,000

                                                                                ===========
                                                                                 52,730,000
                                                                                -----------
Hawaii - 0.7%
  Hawaii GO (Citibank Eagle Trust Receipts) Series
    2002 DN (FSA Insurance) (A-1+)
    1.81%(b)                                             11/05/04      3,600      3,600,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates) Series
    2002A-9051 DN (FSA Insurance) (A-1)
    1.83%(b)(c)                                          11/05/04      9,990      9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project) Series
    2004B DN (Radian Asset Assurance Guaranty,
    Bank of Nova Scotia Liquidity Facility)
    (A-1+, F-1+)
    1.86%(b)                                             11/05/04      4,400      4,400,000

                                                                                ===========
                                                                                 17,990,000
                                                                                -----------
Illinois - 8.9%
  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    1.84%(b)                                             11/05/04      4,985      4,985,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    1.84%(b)                                             11/05/04      3,090      3,090,000

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    1.83%(b)(c)                                          11/05/04    $ 4,695    $ 4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    1.84%(b)                                             11/05/04      2,000      2,000,000
  Chicago GO Series 2003 MB (Landesbank
    Hessen-Thuringen Girozentrale LOC) (VMIG-1)
    1.05%                                                12/09/04     30,000     30,000,000
  Chicago O'Hare International Airport RB (Wachovia
    Merlot Trust Receipts) Series 2002A-25 DN (MBIA
    Insurance, Wachovia Bank N.A. Liquidity
    Facitility) (VMIG-1)
    1.84%(b)                                             11/05/04      5,310      5,310,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                             11/05/04      5,345      5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FGIC Insurance,
    Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
    1.84%(b)                                             11/05/04      5,000      5,000,000
  Chicago Water RB Series 2004 DN (MBIA Insurance,
    Dexia SBPA) (A-1+, VMIG-1)
    1.76%(b)                                             11/05/04      5,000      5,000,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN (AMBAC
    Insurance, Wachovia Bank N.A. Liquidity Facility)
    (VMIG-1)
    1.84%(b)                                             11/05/04      3,500      3,500,000
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    1.83%(b)(c)                                          11/05/04     15,970     15,970,000
  Illinois Dedicated Tax RB (Macon Trust Certificates)
    Series 2002N DN (AMBAC Insurance) (A-1+)
    1.86%(b)                                             11/05/04      2,935      2,935,000
  Illinois Development Finance Authority RB (Decatur
    Mental Health Center Project) Series 1997 DN
    (First of America LOC)
    1.84%(b)                                             11/05/04      2,635      2,635,000
  Illinois Development Finance Authority RB (Fenwick
    High School Project) Series 2002 DN (Northern
    Trust LOC) (A-1+)
    1.77%(b)                                             11/05/04     12,200     12,200,000
  Illinois Educational Facility Authority RB (Aurora
    University Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC) (VMIG-1)
    1.82%(b)                                             11/05/04      1,800      1,800,000
  Illinois Finance Authority RB (Northwestern
    University Project) Series 2004A DN
    (A-1+, VMIG-1)
    1.73%(b)                                             11/05/04     30,350     30,350,000
  Illinois GO (ABN-AMRO Munitops Trust Certificates)
    Series 2002-23 MB (MBIA Insurance) (MIG-1)
    1.38%                                                11/17/04      6,200      6,200,000
  Illinois GO (Wachovia Merlots Trust Receipts) Series
    2002 DN (MBIA Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    1.84%(b)                                             11/05/04      5,660      5,660,000

26

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Illinois GO (Wachovia Merlots Trust Reciepts) Series
    2002 DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    1.84%(b)                                             11/05/04    $ 2,495    $  2,495,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear Stearns
    Trust Receipts) Series 2002 DN (MBIA Insurance,
    Bear Stearns Capital Markets Liquidity Facility)
    (A-1)
    1.83%(b)(c)                                          11/05/04     14,875      14,875,000
  Illinois Health Facilities Authority RB (Helping Hand
    Rehabilitation Project) Series 2001 DN (Fifth
    Third Bank N.A. LOC)
    1.78%(b)                                             11/05/04      3,800       3,800,000
  Illinois Health Facilities Authority RB (Lutheran
    Home & Services Project) Series 2001 DN (M&T
    Bank Corp. LOC) (A-1+)
    1.80%(b)                                             11/05/04     10,795      10,795,000
  Illinois Health Facilities Authority RB (University of
    Chicago Hospitals Project) Series 1994C DN
    (Comerica Bank LOC) (A-1+, VMIG-1)
    1.75%(b)                                             11/05/04     17,265      17,265,000
  Illinois Regional Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-24 DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    1.84%(b)                                             11/05/04     12,715      12,715,000
  Lake County First Preservation District GO (Citibank
    Trust Receipts) Series 2003R ROC II DN (Citibank
    Liquidity Facility) (A-1+)
    1.81%(b)                                             11/05/04      1,995       1,995,000
  Peoria Heights Limited Obligation RB Series 2001
    DN (National City Bank N.A. LOC)
    1.84%(b)                                             11/05/04      2,900       2,900,000
  University of Illinois RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    1.84%(b)                                             11/05/04      3,500       3,500,000

                                                                                ============
                                                                                 217,015,000
                                                                                ------------
Indiana - 2.6%
  Gary Redevelopment District Economic Growth RB
    Series 2001A DN (American National Bank &
    Trust Co. LOC) (A-1)
    1.83%(b)                                             11/05/04        595         595,000
  Indiana Health Facilities Financing Authority RB
    (Memorial Hospital Project) Series 2004A DN
    (National City Bank of Indiana LOC)
    1.84%(b)                                             11/05/04     21,880      21,880,000
  Indiana Municipal Power Agency Power Supply
    System RB Series 2000A DN (Toronto Dominion
    LOC) (A-1+, VMIG-1)
    1.76%(b)                                             11/05/04      1,700       1,700,000
  Indiana Municipal Securities Trust Certificates RB
    (Bear Stearns Municipal Trust Receipts) Series
    2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    1.83%(b)(c)                                          11/05/04     11,115      11,115,000
  Indiana State Educational Facilities Authority RB
    (Wabash College Project) Series 2003 DN (Bank
    One N.A. LOC) (VMIG-1)
    1.77%(b)                                             11/05/04      2,700       2,700,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004 DN (FGIC Insurance, Bank of New
    York SBPA) (A-1+)
    1.84%(b)                                             11/05/04      4,000       4,000,000

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Porter County Industrial Jail Building Corporation
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-43 MB (Wachovia Bank N.A. LOC) (A-1)
    1.10%                                                03/15/05    $ 7,150    $  7,150,000
  St. Joseph County Industrial & Educational
    Facilities RB (University of Notre Dame Project)
    Series 2002 DN (Northern Trust LOC) (VMIG-1)
    1.67%(b)                                             11/05/04     10,500      10,500,000
  Warren Township Vision 2005 School Building
    Corporation RB (Wachovia Merlots Trust
    Receipts) Series 2001A-52 DN (FGIC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    1.84%(b)                                             11/05/04      3,300       3,300,000

                                                                                ============
                                                                                  62,940,000
                                                                                ------------
Iowa - 0.9%
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    1.92%(b)                                             11/05/04      6,000       6,000,000
  Iowa Higher Education Loan Authority RB (Private
    College Project) Series 1985 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    1.80%(b)                                             11/05/04      1,700       1,700,000
  Urbandale IDRB (Aurora Business Park Association
    Project) Series 1985 DN (Principal Life Insurance
    Co. Guaranty) (A-1+)
    1.87%(b)                                             11/05/04      9,200       9,200,000
  Urbandale IDRB (Meredith Drive Association
    Project) Series 1985 DN (Principal Life Insurance
    Co. Guaranty) (A-1+)
    1.87%(b)                                             11/05/04      5,500       5,500,000

                                                                                ============
                                                                                  22,400,000
                                                                                ------------
Kentucky - 1.8%
  Fort Mitchell League of Cities RB (Funding Trust
    Lease Project) Series 2002A DN (U.S. Bank N.A.
    LOC) (VMIG-1)
    1.78%(b)                                             11/05/04      4,925       4,925,000
  Kentucky Educational Development Financing
    Authority Hospital Facilities RB (Health Alliance
    Project) Series 1997 DN (MBIA Insurance)
    (A-1+, VMIG-1)
    1.76%(b)                                             11/05/04     18,150      18,150,000
  Shelby County Lease Program RB Series 2004A DN
    (U.S. Bank N.A. LOC) (VMIG-1)
    1.67%(b)                                             11/05/04     20,000      20,000,000
  Wickliffe PCRB Series 2001 DN (SunTrust Bank
    LOC) (A-1+, VMIG-1)
    1.77%(b)                                             11/05/04      4,250       4,250,000

                                                                                ============
                                                                                  47,325,000
                                                                                ------------
Louisiana - 0.5%
  Parish of East Baton Rouge PCRB (Exxon Mobile
    Project) Series 1993 DN (A-1+, VMIG-1)
    1.70%(b)                                             11/01/04     13,000      13,000,000
                                                                                ------------
Maryland - 1.0%
  Howard County Economic Development RB (Pace
    Inc. Project) Series 1995 DN (M&T Bank Corp.
    LOC) (VMIG-1)
    1.91%(b)                                             11/05/04      3,700       3,700,000

                                                27

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal Securities
    Trust Receipts) Series 2003 SGA-143 DN (Societe
    Generale Liquidity Facility) (A-1+)
    1.82%(b)                                          11/05/04    $ 5,000    $  5,000,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital Issue
    Project) Series 1999 DN (M&T Bank Corp. LOC)
    (A-1)
    1.83%(b)                                          11/05/04      4,515       4,515,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    1.83%(b)                                          11/05/04      4,675       4,675,000
  Montgomery County GO (Public Improvement
    Project) Series 2004 MB
    3.00%                                             04/01/05      2,530       2,549,710
  Montgomery County RB (Imagination Stage Inc.
    Facility Project) Series 2002 DN (M&T Bank Corp.
    LOC) (A-1)
    1.84%(b)                                          11/05/04      3,955       3,955,000

                                                                             ============
                                                                               24,394,710
                                                                             ------------
Massachusetts - 4.9%
  Commonwealth of Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series 2002A-9 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    1.82%(b)                                          11/05/04      3,615       3,615,000
  Massachusetts Development Financing Agency RB
    (Harvard University Project) Series 2003HH DN
    (A-1+, VMIG-1)
    1.63%(b)                                          11/05/04     44,144      44,144,000
  Massachusetts State Health & Educational
    Facilities RB (Harvard University Project) Series
    2004GG-1 DN (A-1+, VMIG-1)
    1.64%(b)                                          11/05/04     66,635      66,635,000
  Massachusetts State RB Series 1998B DN (Toronto
    Dominion LOC) (A-1+, VMIG-1)
    1.76%(b)                                          11/05/04      3,700       3,700,000

                                                                             ============
                                                                              118,094,000
                                                                             ------------
Michigan - 3.7%
  Detriot City School District RB (Wachovia Merlots
    Trust Receipts) Series 2004B-01 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    1.84%(b)                                          11/05/04     14,465      14,465,000
  Detroit Sewer & Disposal Authority RB (Second Lien
    Project) Series 2001E MB (FGIC Insurance)
    (A-1+, MIG-1)
    1.55%                                             08/04/05     10,300      10,300,000
  Detroit Sewer & Disposal Authority RB (Wachovia
    Merlots Trust Receipts) Series 2001A-112 DN
    (MBIA Insurance) (VMIG-1)
    1.84%(b)                                          11/05/04      8,035       8,035,000
  Garden City Hospital Finance Authority RB (Garden
    City Hospital Project) Series 1996A DN (National
    City Bank N.A. LOC) (A-1+)
    1.81%(b)                                          11/05/04      3,260       3,260,000
  Kalamazoo Education Authority RB (Friendship Vl
    Project) Series 1997 DN (Fifth Third Bank N.A.
    LOC) (A-1+)
    1.79%(b)                                          11/05/04      3,660       3,660,000
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A.
    LOC) (VMIG-1)
    1.84%(b)                                          11/05/04     15,500      15,500,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Municipal Bond Authority RB Series
    2004B-2 MB (J.P. Morgan Chase LOC) (SP-1+)
    3.00%                                             08/23/05    $30,000    $ 30,341,254
  Michigan Municipal Bond Authority RB Series
    2004D DN (J.P. Morgan Chase LOC) (A-1)
    1.80%(b)                                          11/05/04      8,000       8,000,000

                                                                             ============
                                                                               93,561,254
                                                                             ------------
Minnesota - 2.6%
  Hennepin County GO Series 2000B DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1C+, VMIG-1)
    1.64%(b)                                          11/05/04     14,715      14,715,000
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN (FGIC
    Insurance) (VMIG-1)
    1.84%(b)                                          11/05/04      4,995       4,995,000
  Minneapolis GO (Convention Center Project) Series
    2004A DN (Dexia SBPA) (A-1+, VMIG-1)
    1.64%(b)                                          11/05/04      6,570       6,570,000
  Minneapolis GO (Home Owner & Renovation Stage
    III Project) Series 1994A DN (Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    1.64%(b)                                          11/05/04        135         135,000
  Minneapolis GO (Public Library Project) Series 2003
    DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    1.64%(b)                                          11/05/04     11,060      11,060,000
  Minnesota GO (Citibank Trust Receipts) Series 1031
    ROC II DN (Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                          11/05/04      5,095       5,095,000
  Minnesota Higher Education Facilities Authority RB
    (Carleton College Project) Series 2000G DN
    (Wells Fargo Bank LOC) (VMIG-1)
    1.64%(b)                                          11/05/04      5,180       5,180,000
  Minnesota Public Facilities Authority Water PCRB
    (Wachovia Merlots Trust Receipts) Series 2002A
    DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    1.84%(b)                                          11/05/04     14,735      14,735,000

                                                                             ============
                                                                               62,485,000
                                                                             ------------
Mississippi - 0.9%
  Jackson County PCRB (Chevron USA, Inc. Project)
    Series 1993 DN (A-1+, VMIG-1)
    1.74%(b)                                          11/01/04      1,100       1,100,000
  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series 2002
    DN (AMBAC Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    1.86%(b)                                          11/05/04      3,855       3,855,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance, BNP
    Paribas Liquidity Facility) (A-1+)
    1.86%(b)                                          11/05/04      9,000       9,000,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-16 DN (AMBAC Insurance) (VMIG-1)
    1.84%(b)                                          11/05/04      7,500       7,500,000

                                                                             ============
                                                                               21,455,000
                                                                             ------------
Missouri - 1.0%
  Bi-State Development Agency Metropolitan District
    RB (Metrolink Cross County Project) Series 2002A
    DN (FSA Insurance) (A-1+, VMIG-1)
    1.76%(b)                                          11/05/04     16,900      16,900,000

28

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Missouri (continued)
  Missouri State Board Public Buildings Special
    Obligation RB (Wachovia Merlots Trust Receipts)
    Series 2003A DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    1.84%(b)                                           11/05/04    $ 4,985    $ 4,985,000
  Missouri State Development Finance Board Lease
    RB Series 1999 DN (TransAmerican Life
    Insurance) (A-1+)
    1.80%(b)                                           11/05/04        700        700,000
  St. Louis County Multi-Family Housing IDRB
    (Heatherbrook Gardens Project) Series 2002 DN
    (U.S. Bank N.A. LOC)
    1.93%(b)                                           11/05/04      1,765      1,765,000

                                                                              ===========
                                                                               24,350,000
                                                                              -----------
Multi-State - 1.6%
  Municipal Securities Pool Trust Receipts RB Series
    2004 SG-P-17 DN (FGIC Insurance, Societe
    Generale SBPA) (A-1+)
    1.91%(b)(c)                                        11/05/04     15,660     15,660,000
  Municipal Securities Pool Trust Receipts RB Series
    2004 SG-P-18 DN (FGIC Insurance, Societe
    Generale SBPA) (A-1+)
    1.91%(b)(c)                                        11/05/04     22,455     22,455,000

                                                                              ===========
                                                                               38,115,000
                                                                              -----------
Nebraska - 0.3%
  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    1.81%(b)                                           11/05/04      8,000      8,000,000
                                                                              -----------
Nevada - 0.8%
  Clark County School District Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001A DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1+)
    1.83%(b)(c)                                        11/05/04     12,480     12,480,000
  Reno Capital Improvement RB (Bear Stearns Trust
    Certificates) Series 2002A DN (FGIC Insurance,
    Bear Stearns LOC) (A-1)
    1.83%(b)(c)                                        11/05/04      6,000      6,000,000

                                                                              ===========
                                                                               18,480,000
                                                                              -----------
New Hampshire - 0.3%
  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire Medical
    Center Project) Series 2004B DN (Radian Asset
    Assurance Guaranty, Fleet Bank SBPA) (A-1+)
    1.86%(b)                                           11/05/04      7,000      7,000,000
                                                                              -----------
New Jersey - 4.1%
  Gloucester County Industrial Financing Authority
    PCRB (ExxonMobile Corp. Project) Series 2003
    DN (Exxon Mobile Corp. Guaranty) (A-1+, VMIG-1)
    1.57%(b)                                           11/01/04     18,300     18,300,000
  New Jersey Economic Development Authority RB
    (Citibank Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance) (A-1+)
    1.81%(b)                                           11/05/04      4,000      4,000,000
  New Jersey GO Series 2004D-L55J DN (Lehman
    Brothers, Inc. Liquidity Facility) (VMIG-1, F-1)
    1.80%(b)                                           11/05/04     15,600     15,600,000
  New Jersey Health Care Facilities Financing
    Authority RB (Meridian Health System Project)
    Series 2003A DN (J.P. Morgan Chase Bank LOC)
    (A-1+, VMIG-1)
    1.72%(b)                                           11/05/04     16,400     16,400,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (A-1)
    1.81%(b)                                           11/05/04    $ 5,900    $ 5,900,000
  New Jersey Housing & Mortgage Finance Agency
    RB (Single Family Housing Project) Series 2004E
    MB (AIG Matched Funding Corp. LOC)
    (SP-1+, MIG-1)
    1.00%                                              04/01/05      7,000      7,000,000
  New Jersey Sports & Exposition Authority State
    Contract RB Series 1992C DN (MBIA Insurance)
    (A-1+)
    1.73%(b)                                           11/05/04     10,100     10,100,000
  New Jersey State GO Series 2004A TAN
    (SP-1+, MIG-1)
    3.00%                                              06/24/05     20,000     20,165,400
  New Jersey State Transportation Trust Fund
    Authority RB Series 2002R-149 MB (AMBAC
    Insurance, Citibank Liquidity Facility) (MIG-1)
    1.20%                                              11/18/04      2,000      2,000,000

                                                                              ===========
                                                                               99,465,400
                                                                              -----------
New Mexico - 0.6%
  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance, Bank
    of America N.A. SBPA) (A-1+, VMIG-1)
    1.77%(b)                                           11/05/04      3,500      3,500,000
  New Mexico GO Series 2004L-38 DN (Lehman
    Liquidity Co. Guaranty) (SP-1+, MIG1)
    1.80%(b)                                           11/05/04     10,250     10,250,000

                                                                              ===========
                                                                               13,750,000
                                                                              -----------
New York - 10.1%
  City of New York GO (Citibank Trust Receipts) Series
    2003R ROC-II-251A DN (Citibank Liquidity
    Facility) (VMIG-1)
    1.83%(b)                                           11/05/04     20,000     20,000,001
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility) (VMIG-1)
    1.78%(b)                                           11/05/04      7,500      7,500,000
  City of New York GO Series 1993A-8 DN (J.P.
    Morgan Chase SBPA) (A-1+, VMIG-1)
    1.70%(b)                                           11/01/04      2,900      2,900,000
  City of New York GO Series 1994H-4 DN
    (Kredietbank N.V. LOC) (A-1, VMIG-1)
    1.75%(b)                                           11/05/04         50         50,000
  City of New York GO Series 2004H-4 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    1.71%(b)                                           11/01/04      2,200      2,200,000
  City of New York Housing Development Corporation
    Multi-Family Rental Housing RB (Related
    Monterey Project) Series 1997A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    1.74%(b)                                           11/05/04      2,400      2,400,000
  City of New York Municipal Water Finance Authority
    RB (Wachovia Merlots Trust Receipts) Series
    2000D DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.81%(b)                                           11/05/04     16,890     16,890,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1993C
    DN (FGIC Insurance) (VMIG-1)
    1.70%(b)                                           11/01/04      3,300      3,300,000

                                                29

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1994G
    DN (FGIC Insurance) (A-1+, VMIG-1)
    1.71%(b)                                            11/01/04    $   200    $    200,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2001F-1 DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/01/04     15,900      15,900,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2003C-1 DN (State Street Bank & Trust Co. LOC)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/01/04     25,050      25,050,000
  City of New York Transitional Finance Authority RB
    Series 2002-2E DN (New York State Common
    Retirement Fund SBPA) (A-1+, VMIG-1)
    1.74%(b)                                            11/05/04        400         400,000
  City of New York Transitional Finance Authority RB
    Series 2003-7 DN (Banque Nationale de Paribas
    SBPA) (VMIG-1)
    1.79%(b)                                            11/05/04      3,555       3,555,000
  Dormitory Authority of the State of New York RB
    (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
    National Bank LOC) (A-1)
    1.74%(b)                                            11/05/04      2,130       2,130,000
  Dormitory Authority of the State of New York RB
    (Teresian Housing Corp. Project) Series 2003 DN
    (Lloyds Bank LOC) (A-1+)
    1.77%(b)                                            11/05/04     14,265      14,265,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04      2,980       2,980,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-65 DN (MBIA Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04      3,530       3,530,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    1.81%(b)                                            11/05/04      7,455       7,455,000
  Metropolitan Transportation Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2003R
    PA-1121 MB (MBIA Insurance, Merrill Lynch &
    Co. SBPA) (A-1)
    1.03%                                               03/10/05     10,000      10,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series 2000F
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.81%(b)                                            11/05/04      5,000       5,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-52 DN (Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    1.81%(b)                                            11/05/04      8,445       8,445,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2004B-16 DN (FGIC Insurance, Wachovia Bank
    N.A. SBPA)
    1.81%(b)                                            11/05/04      5,000       5,000,000
  New York City GO Series 1993A-8 DN (J.P. Morgan
    Chase SBPA) (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04      2,200       2,200,000

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York City GO Series 1994H-2 DN (MBIA
    Insurance) (VMIG-1)
    1.71%(b)                                            11/01/04    $ 8,670    $  8,670,000
  New York City GO Series 1994H-4 DN (AMBAC
    Insurance) (A-1, VMIG-1)
    1.74%(b)                                            11/01/04      4,425       4,425,000
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    1.78%(b)                                            11/05/04      1,860       1,860,000
  New York Environmental Facility Clean Water &
    Drinking RB (Wachovia Merlots Trust Receipts)
    Series 2004B DN (Wachovia Bank N.A. SBPA)
    (A-1)
    1.81%(b)                                            11/05/04      5,400       5,400,000
  New York Environmental Facility PCRB (State Water
    Revolving Fund Project) Series 1994D MB
    (AAA, Aaa)
    6.60%                                               11/15/04      3,265       3,336,846
    6.80%                                               11/15/04      2,740       2,800,499
  New York Local Government Assistance
    Corporation RB Series 1994B DN (Credit Suisse
    LOC) (A-1+, VMIG-1)
    1.72%(b)                                            11/05/04      6,500       6,500,000
  New York Local Government Assistance
    Corporation RB Series 1995C DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/05/04     13,910      13,910,000
  New York Local Government Assistance
    Corporation RB Series 1995F DN (Toronto
    Dominion LOC) (A-1, VMIG-1)
    1.72%(b)                                            11/05/04     10,800      10,800,000
  New York State Thruway Authority RB Series
    2003-4 DN (MBIA Insurance, STARs Certificates)
    (VMIG-1)
    1.78%(b)                                            11/05/04      6,335       6,335,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    1.81%(b)(c)                                         11/05/04      7,200       7,200,000
  Triborough Bridge & Tunnel Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series PA-956 DN
    (Merrill Lynch Capital Services Liquidity Facility)
    (A-1+)
    1.81%(b)                                            11/05/04      5,000       5,000,000
  Triborough Bridge & Tunnel Authority RB (Wachovia
    Merlots Trust Receipts) Series 2003B-03 DN
    (MBIA Insurance, Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    1.81%(b)                                            11/05/04      8,980       8,980,000

                                                                               ============
                                                                                246,567,346
                                                                               ------------
North Carolina - 2.6%
  Charlotte Certificates of Participation (Convention
    Facilities Project) Series 2003B DN (Wachovia
    Bank N.A. LOC) (A-1, VMIG-1)
    1.82%(b)                                            11/05/04      5,200       5,200,000
  Guilford County Industrial Facilities & Pollution
    Recreational Facilities RB Series 2002 DN
    (Branch Banking & Trust Co. LOC) (VMIG-1)
    1.80%(b)                                            11/05/04      2,245       2,245,000

30

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB Series 2001 DN (Branch
    Banking & Trust Co. LOC) (VMIG-1)
    1.80%(b)                                          11/05/04    $ 2,130    $ 2,130,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    1.84%(b)                                          11/05/04      6,300      6,300,000
  North Carolina Housing Finance Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2000A-37 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                          11/05/04      1,680      1,680,000
  North Carolina Medical Care Commission Hospital
    RB (Baptist Hospital Project) Series 1992B DN
    (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
    1.74%(b)                                          11/05/04      1,100      1,100,000
  North Carolina Medical Care Commission Hospital
    RB (Baptist Hospital Project) Series 2000 DN
    (Wachovia Bank N.A. LOC) (A-1, VMIG-1)
    1.77%(b)                                          11/05/04     10,500     10,500,000
  North Carolina Medical Care Commission Hospital
    RB (Park Ridge Hospital Project) Series 1988 DN
    (NationsBank LOC) (A-1+)
    1.76%(b)                                          11/05/04      1,275      1,275,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Aldersgate Project)
    Series 2001 DN (Branch Banking & Trust Co.
    LOC) (A-1)
    1.86%(b)                                          11/05/04      6,155      6,155,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Brookwood Project)
    Series 2001C DN (Branch Banking & Trust Co.
    LOC) (A-1)
    1.86%(b)                                          11/05/04      4,500      4,500,000
  North Carolina Medical Care Community Hospital
    RB (Duke University Hospital Project) Series
    1985B DN (Wachovia Bank N.A. SBPA)
    (A-1+, VMIG-1)
    1.74%(b)                                          11/05/04        300        300,000
  North Carolina Municipal Power Agency RB
    (Catawba Electric Co. Project) Series 2003 DN
    (MBIA Insurance, Bank of New York SBPA) (A-1)
    1.79%(b)                                          11/05/04      2,600      2,600,000
  North Carolina State GO Series 2004A MB
    (AAA, Aa1)
    2.00%                                             03/01/05      7,000      7,014,092
  Raleigh County Certificates of Participation
    (Packaging Facilities Project) Series 2000A DN
    (Bank of America N.A. SBPA) (A-1+, VMIG-1)
    1.80%(b)                                          11/05/04      1,600      1,600,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    2.00%                                             04/01/05      5,000      5,039,253
  Winston-Salem Water & Sewer System RB Series
    2002C DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    1.80%(b)                                          11/05/04      5,000      5,000,000

                                                                             ===========
                                                                              62,638,345
                                                                             -----------
North Dakota - 0.2%
  Oliver County PCRB (Wachovia Merlots Trust
    Receipts) Series 2003B-7 DN (AMBAC Insurance,
    Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
    1.84%(b)                                          11/05/04      4,985      4,985,000
                                                                             -----------

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio - 4.5%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A MB (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA) (A-1)
    1.09%                                             12/08/04    $ 5,500    $ 5,500,000
  Butler County Healthcare Facilities RB (University
    of Cincinnati Physicians LLC Project) Series 2001
    DN (Fifth Third Bank N.A. LOC)
    1.78%(b)                                          11/05/04      2,700      2,700,000
  Butler Hospital Facilities RB (Ucpha Inc. Project)
    Series 2004 DN (Huntington Capital LOC) (A-1)
    1.80%(b)                                          11/05/04     13,750     13,750,000
  Cambridge City Hospital Facilities Authority RB
    (Regional Medical Center Project) Series 2001 DN
    (National City Bank N.A. LOC) (VMIG-1)
    1.81%(b)                                          11/05/04      2,200      2,200,000
  Carroll County RB (Health Care Facilities Project)
    Series 2000 DN (National City Bank N.A. LOC)
    1.84%(b)                                          11/05/04        570        570,000
  City of Westerville GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001 DN (ABN-AMRO Bank
    N.V. LOC) (VMIG-1)
    1.80%(b)                                          11/05/04      1,000      1,000,000
  Cleveland Municipal School District GO Series 2004
    MB (AAA, Aaa)
    2.00%                                             12/01/04      4,095      4,097,348
  Columbus GO Series 1996-1 DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    1.74%(b)                                          11/05/04        225        225,000
  Hamilton County Electric System RB Series 2002A
    DN (FSA Insurance) (VMIG-1)
    1.76%(b)                                          11/05/04     12,711     12,711,000
  Hamilton County Hospital Facilities RB (Elizabeth
    Gamble Project) Series 2002A DN (Morgan
    Guaranty Trust LOC) (VMIG-1)
    1.78%(b)                                          11/05/04      6,000      6,000,000
  Hamilton County Hospital Facilities RB (Health
    Alliance Project) Series 1997B DN (MBIA
    Insurance, Credit Suisse Bank SBPA)
    (A-1+, VMIG-1)
    1.76%(b)                                          11/05/04      2,300      2,300,000
  Lucas County Health Facilities Authority RB
    (Lutheran Homes Society Project) Series 1996 DN
    (Bank One N.A. LOC) (A-1+)
    1.77%(b)                                          11/05/04        900        900,000
  Ohio GO (Citibank Trust Receipts) Series
    2003R-4015 ROC II DN (Citigroup Global Markets
    Liquidity Facility) (VMIG-1)
    1.80%(b)                                          11/05/04      9,055      9,055,000
  Ohio Higher Education Facility RB (Ashland
    University Project) Series 2004 DN (KeyBank N.A.
    LOC) (A-1)
    1.81%(b)                                          11/05/04      4,000      4,000,000
  University of Akron General Receipts RB Series
    2004 DN (FGIC Insurance, Dexia Credit SBPA)
    (VMIG-1)
    1.76%(b)                                          11/05/04     25,900     25,900,000
  University of Cincinatti RB Series 2004B DN
    (AMBAC Insurance, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    1.76%(b)                                          11/05/04     11,700     11,700,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    1.82%(b)                                          11/05/04      1,700      1,700,000

                                                31

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Warren County Healthcare Facilities RB (Otterbein
    Homes Project) Series 1998B DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    1.78%(b)                                            11/05/04    $   920    $    920,185
  Washington County RB (Hospital Facilities Project)
    Series 2001 DN (Fifth Third Bank N.A. LOC)
    1.78%(b)                                            11/05/04      1,500       1,500,000
  Wood County Facilities Import Piping Industry RB
    Series 2001 DN (KeyBank N.A. LOC)
    1.84%(b)                                            11/05/04      2,825       2,825,000

                                                                               ============
                                                                                109,553,533
                                                                               ------------
Oklahoma - 0.1%
  Oklahoma State Industrial Authority RB (Casady
    School Project) Series 2001 DN (Bank One N.A.
    LOC)
    1.97%(b)                                            11/05/04      2,575       2,575,000
                                                                               ------------
Oregon - 0.6%
  Oregon GO Series 2003 TAN (SP-1+, MIG-1)
    2.25%                                               11/15/04     10,500      10,504,689
  Umitilla County Hospital Facility Authority RB
    (Catholic Health Project) Series 1997B DN
    (Bayerische Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    1.79%(b)                                            11/05/04      3,720       3,720,000

                                                                               ============
                                                                                 14,224,689
                                                                               ------------
Pennsylvania - 2.4%
  Delaware Valley IDA RB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of New
    York SBPA) (A-1+)
    1.81%(b)                                            11/05/04      5,000       5,000,000
  Eastern Pennsylvania Industrial & Commercial
    Development Authority IDRB (Electronic Data
    System Project) Series 1993 DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                            11/05/04      5,900       5,900,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1+)
    1.86%(b)                                            11/05/04      1,640       1,640,000
  Lancaster County Hospital Authority RB (Landis
    Homes Retirement Community Project) Series
    2002 DN (M&T Bank Corp. LOC) (A-1)
    1.84%(b)                                            11/05/04      4,195       4,195,000
  Lancaster County Hospital Authority RB (Willow
    Valley Retirement Project) Series 2002A DN
    (National Westminster Bank LOC) (A-1)
    1.86%(b)                                            11/05/04     13,200      13,200,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-802 DN (Merrill Lynch
    & Co. Guaranty) (A-1, A+)
    1.86%(b)                                            11/05/04      7,580       7,580,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Thomas Jefferson University
    Project) Second Series 2001 DN (Morgan
    Guaranty Trust LOC) (VMIG-1)
    1.76%(b)                                            11/05/04      3,600       3,600,000
  Philadelphia Authority IDRB (Gift of Life Donor
    Program Project) Series 2003 DN (Commerce
    Bank N.A. LOC) (A-1, VMIG-1, P-1)
    1.79%(b)                                            11/05/04      6,900       6,900,000

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Upper Merion Municipal Utility Authority RB Series
    2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
    1.79%(b)                                            11/05/04    $ 9,265    $  9,265,000

                                                                               ============
                                                                                 57,280,000
                                                                               ------------
Puerto Rico - 0.7%
  Commonwealth of Puerto Rico Highway &
    Transportation Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series 2002 PT-1052 DN
    (Merrill Lynch Capital Services Liquidity Facility)
    (A-1)
    1.79%(b)                                            11/05/04      2,895       2,895,000
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority Special Obligation Bonds
    (ABN-AMRO Munitops Trust Certificates) Series
    2000A-17 MB (ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    1.60%                                               01/26/05      5,900       5,900,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2001 DN (FSA Insurance, Toronto
    Dominion LOC) (A-1+)
    1.75%(b)                                            11/05/04      8,400       8,400,000

                                                                               ============
                                                                                 17,195,000
                                                                               ------------
South Carolina - 0.7%
  Oconee PCRB (Duke Facilities Project) Series 1993
    DN (Bank One N.A. LOC) (P-1)
    1.77%(b)                                            11/05/04      7,000       7,000,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04     10,475      10,475,000

                                                                               ============
                                                                                 17,475,000
                                                                               ------------
Tennessee - 4.1%
  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth Bank
    of Alabama LOC) (A-1)
    1.91%(b)                                            11/05/04     12,400      12,400,000
  Clarksville Public Building Authority RB Series 2004
    DN (Bank of America LOC) (VMIG1)
    1.75%(b)                                            11/05/04     21,500      21,500,000
  Cleveland IDRB (YMCA Chattan Project) Series 1999
    DN (SunTrust Bank LOC)
    1.77%(b)                                            11/05/04      1,400       1,400,000
  Gallatin Industrial Development Board Educational
    Facilities RB (John Vianney School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    1.82%(b)                                            11/05/04      2,070       2,070,000
  Jackson Energy Authority RB (Gas System Project)
    Series 2002 DN (FSA Insurance) (VMIG-1)
    1.76%(b)                                            11/05/04      5,065       5,065,000
  Jackson Energy Authority RB (Water System
    Project) Series 2004 DN (XLCA Insurance,
    SunTrust Bank SBPA) (VMIG1, AAA)
    1.76%(b)                                            11/05/04      5,000       5,000,000
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    1.80%(b)                                            11/05/04        400         400,000

32

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Metropolitan Government Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    1.77%(b)                                             11/05/04    $ 3,200    $  3,200,000
  Metropolitan Government Nashville & Davidson
    County Health & Education Board RB (Nashville
    Christian School Project) Series 2003 DN
    (SunTrust Bank LOC) (VMIG-1)
    1.81%(b)                                             11/05/04        500         500,000
  Metropolitan Government Nashville & Davidson
    County IDRB (Trevecca Nazarene Project) Series
    2003 DN (SunTrust Bank LOC)
    1.77%(b)                                             11/05/04      5,300       5,300,000
  Metropolitan Government Nashville & Davidson
    County IDRB (Universtiy School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    1.77%(b)                                             11/05/04      4,000       4,000,000
  Metropolitan Government Nashville & Davidson
    County IDRB (Vanderbilt University Project)
    Series 1985A MB (GO of University LOC)
    (A-1+, MIG-1)
    1.05%                                                01/15/05      5,000       5,000,000
  Montgomery County Public Building Authority
    Pooled Financing RB (Tennessee County Loan
    Pool Project) Series 1997 DN (NationsBank LOC)
    (VMIG-1)
    1.77%(b)                                             11/05/04      2,170       2,170,000
  Montgomery County Public Building Authority RB
    Series 2004 DN (Bank of America LOC) (VMIG1)
    1.75%(b)                                             11/05/04      1,500       1,500,000
  Sevier County Public Building Authority RB (Local
    Government Public Improvements Project) Series
    2004 DN (Depfa Bank SBPA) (VMIG-1, SP-1)
    1.73%(b)                                             11/01/04     10,000      10,000,000
  Shelby County Health Educational & Housing
    Authority RB Series 1994 DN (Credit Suisse LOC)
    (A-1+)
    1.81%(b)                                             11/05/04      5,000       5,000,000
  Tennergy Gas Corporation RB Series 1999 MB
    (MBIA Insurance) (AAA, Aaa)
    5.00%                                                06/01/05     13,890      14,166,483
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    1.77%(b)                                             11/05/04        900         900,000

                                                                                ============
                                                                                  99,571,483
                                                                                ------------
Texas - 7.3%
  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    1.84%(b)                                             11/05/04      2,490       2,490,000
  De Soto Independent School District RB (Citigroup
    Trust Receipts) Series 2004R-2107 ROC II DN
    (PSF Guaranty, Citigroup Global Markets Liquidity
    Facility) (A-1+)
    1.81%(b)                                             11/05/04      6,150       6,150,000
  Eagle Mountain & Saginaw Independent School
    District GO (Municipal Securities Trust Receipts)
    Series 2003 SGA-141 DN (PSF Guaranty, Societe
    Generale Liquidity Facility) (A-1+)
    1.82%(b)                                             11/05/04      4,000       4,000,000
  Harris County RB (Citibank Trust Receipts) Series
    2002-1029 ROC II DN (FSA Insurance) (A-1+)
    1.81%(b)                                             11/05/04      1,210       1,210,000

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Houston Utility Systems RB Series 2004C DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    1.84%(b)                                             11/05/04    $ 7,700    $  7,700,000
  Houston Water & Sewer RB (Stars Certificates
    Project) Series 2003 DN (FSA Insurance) (VMIG-1)
    1.80%(b)                                             11/05/04      1,590       1,590,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    1.84%(b)                                             11/05/04      2,000       2,000,000
  San Antonio Electric & Gas RB Series 2003 DN
    (Bank of America N.A. LOC) (A-1+)
    1.78%(b)                                             11/05/04      7,000       7,000,000
  San Marcos Independent School District GO
    (Wachovia Merlot Trust Receipts) Series
    2004C-23 MB (Texas Permanent School Funding
    Guaranty) (VMIG-1)
    1.70%                                                09/16/05      2,435       2,435,000
  Texas A & M University RB (Citibank Trust Receipts)
    Series 2003R-4005 ROC II DN (Citibank Liquidity
    Facility) (VMIG-1)
    1.81%(b)                                             11/05/04      4,990       4,990,000
  Texas GO (Lehman Trust Receipts) Series 2004 DN
    (Lehman Liquidity Facility) (A-1, MIG-1)
    1.80%(b)                                             11/05/04     20,000      20,000,000
  Texas GO Series 2004 TRAN (SP-1+, MIG-1)
    3.00%                                                08/31/05     75,000      75,848,384
  Texas State Housing Agency Multi-Family RB Series
    2001 DN (Federal Home Loan Mortgage
    Corporation Guaranty) (A-1+)
    1.81%(b)                                             11/05/04      5,345       5,345,000
  Texas Technology University RB (Bear Stearns Trust
    Receipts) Series 2002A DN (MBIA Insurance)
    (A-1)
    1.83%(b)(c)                                          11/05/04     13,630      13,630,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2004-ROC-
    II-6004 DN (Citibank N.A. Liquidity Facility) (A-1+)
    1.81%(b)                                             11/05/04     10,670      10,670,000
  University of Texas Permanent University Fund RB
    (Municipal Trust Receipts) Series 2004-SGA-55
    DN (Societe Generale SBPA) (A-1+)
    1.81%(b)                                             11/05/04      6,690       6,690,000
  University of Texas RB (Wachovia Merlots Trust
    Reciepts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    1.82%(b)                                             11/05/04      6,265       6,265,000

                                                                                ============
                                                                                 178,013,384
                                                                                ------------
Vermont - 0.3%
  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    1.84%(b)                                             11/05/04      7,775       7,775,000
                                                                                ------------
Virginia - 2.8%
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill Lynch
    & Co. Guaranty) (F-1+)
    1.86%(b)                                             11/05/04     21,900      21,900,000
  Commonwealth of Virginia Transportation Authority
    RB (Citibank Trust Receipts) Series 1999 DN
    (Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                             11/05/04        800         800,000

                                                33

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Commonwealth of Virginia Transportation Board RB
    (Citibank Trust Receipts) Series 2000 SG-134 DN
    (Societe Generale SBPA) (A-1C+)
    1.78%(b)                                          11/05/04    $ 6,500    $ 6,500,000
  Commonwealth of Virginia Transportation Board RB
    (Citibank Trust Receipts) Series 2002-1013 DN
    (Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                          11/05/04      6,025      6,025,000
  Fairfax County Economic Development Authority RB
    (Citibank Trust Receipts) Series 2003
    ROCS-II-R-4024 DN (Citigroup Liquidity Facility)
    (VMIG-1)
    1.81%(b)                                          11/05/04      4,770      4,770,000
  Loudoun County IDRB (Howard Hughes Medical
    Institute Project) Series 2003E DN (A-1+, VMIG-1)
    1.71%(b)                                          11/01/04     10,000     10,000,000
  Loudoun County IDRB (Howard Hughes Medical
    Institute Project) Series 2003F DN (A-1+, VMIG-1)
    1.74%(b)                                          11/05/04      8,085      8,085,000
  Richmond IDA RB Series 2004 DN (SunTrust Bank
    LOC) (VMIG-1)
    1.77%(b)                                          11/05/04      7,165      7,165,000
  Virginia Public School Authority RB (Citigroup
    Global Markets Trust Receipts) Series
    2003R-4050 ROC II DN (Citigroup Liquidity
    Facility) (A-1+)
    1.81%(b)                                          11/05/04      1,990      1,990,000

                                                                             ===========
                                                                              67,235,000
                                                                             -----------
Washington - 2.0%
  King County GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001-1 DN (MBIA Insurance)
    (VMIG-1)
    1.81%(b)                                          11/05/04      2,500      2,500,000
  King County School District Municipal Securities
    Trust Certificates RB (Highline Public Schools
    Project) Series 2002 DN (FGIC Insurance) (A-1)
    1.83%(b)(c)                                       11/05/04     11,750     11,750,000
  Seattle GO (Bear Stearns Municipal Trust Receipts)
    Series 2003 SGA-142 DN (Societe Generale SBPA)
    (A-1+)
    1.82%(b)                                          11/05/04      4,000      4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN (FSA
    Insurance, Wachovia Bank N.A. Liquidity Facility)
    (VMIG-1)
    1.84%(b)                                          11/05/04      7,425      7,425,000
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    1.81%(b)                                          11/05/04      3,585      3,585,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    1.84%(b)                                          11/05/04      5,170      5,170,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Washington (continued)
  Washington GO (Wachovia Merlots Trust Receipts)
    Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
    1.84%(b)                                          11/05/04    $ 7,325    $ 7,325,000
  Washington Housing Financing Committee
    Non-Profit Housing RB (Emerald Heights Project)
    Series 2003 DN (Bank of America N.A. LOC)
    (F-1+)
    1.80%(b)                                          11/01/04      6,280      6,280,000

                                                                             ===========
                                                                              48,035,000
                                                                             -----------
West Virginia - 0.2%
  West Virginia Economic Development Authority RB
    (Juvenile Correctional Project) Series 2002A DN
    (MBIA Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    1.83%(b)(c)                                       11/05/04      4,990      4,990,000
                                                                             -----------
Wisconsin - 1.4%
  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    1.87%(b)                                          11/05/04      8,100      8,100,000
  Southeast Wisconsin Professional Baseball Park
    RB (Wachovia Merlots Trust Receipts) Series
    2000Y DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    1.84%(b)                                          11/05/04      5,280      5,280,000
  Wisconsin State Health & Educational Facilities
    Authority RB (Edgewood College Project) Series
    1997 DN (Bank One N.A. LOC)
    1.87%(b)                                          11/05/04      6,415      6,415,000
  Wisconsin State Health & Educational Facilities
    Authority RB (Oakwood Village Project) Series
    2000B DN (Marshall & Ilsley Bank LOC) (A-1)
    1.80%(b)                                          11/05/04      2,435      2,435,000
  Wisconsin State Health & Educational Facilities
    Authority RB (St. Joseph's Community Hospital
    Project) Series 2001 DN (Marshall & Ilsley Bank
    LOC) (A-1)
    1.80%(b)                                          11/05/04     10,800     10,800,000

                                                                             ===========
                                                                              33,030,000
                                                                             -----------

34

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONCLUDED)

OCTOBER 31, 2004

                              VALUE
                        -----------------
TOTAL INVESTMENTS IN
SECURITIES -  99.8%
  (Cost                   $2,428,519,442
$2,428,519,442(a))
OTHER ASSETS IN EXCESS
OF
  LIABILITIES - 0.2%           4,249,495
                          --------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  1,812,833,646
Institutional Shares,
  82,328,879 Dollar
Shares,
  20,114,246 Cash
Management
  Shares, 437,589,345
Adminstration
  Shares, 28,191,637
Bear Stearns
  Shares and 51,798,674
Bear Stearns
  Private Client Shares   $2,432,768,937
                          ==============
outstanding)

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($1,812,752,803/1,812,833,646)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($82,322,692/82,328,879)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($20,113,694/20,114,246)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINSTRATION SHARE
      ($437,589,666/437,589,345)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS
        ($28,191,339/28,191,637)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
        ($51,798,743/51,798,674)            $  1.00
                                            =======

 (a) Aggregate cost for Federal income tax purposes.

 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2004, the Fund held 7.1% of its net assets, with a current market value of $173,570,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              35

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNICASH

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS - 100.7%
Alabama - 3.4%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
    1.96%(b)                                            11/05/04    $   975    $   975,001
  Columbia IDRB (Alabama Power Co. Project) Series
    1995B DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.74%(b)                                            11/01/04      2,600      2,600,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1998A AMT DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.84%(b)                                            11/01/04      5,400      5,400,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1999A DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    1.74%(b)                                            11/01/04     18,100     18,100,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    1.74%(b)                                            11/01/04     46,835     46,835,000
  Mobile County GO Series 2002 BAN (MBIA
    Insurance) (AAA, Aaa)
    5.00%                                               02/01/05        175        176,581
  Montgomery County Special Care Facilities
    Financing Authority RB (Baptist Medical Center
    Project) Series 1985A MB (A-1, Aaa)
    5.00%                                               05/01/05      1,220      1,241,492
  Steele Industrial Development Board RB Series
    2001 AMT DN (Southtrust Bank LOC)
    1.96%(b)                                            11/05/04      3,500      3,500,000
  Tuscaloosa IDRB Series 2000A AMT DN (Southtrust
    Bank LOC)
    2.01%(b)                                            11/05/04      1,425      1,425,000

                                                                               ===========
                                                                                80,253,074
                                                                               -----------
Alaska - 0.9%
  Alaska International Airports RB Series 2003
    PT-2061 DN (MBIA Insurance, Merrill Lynch &
    Co. SBPA)
    1.85%(b)                                            11/05/04      3,215      3,215,000
  Anchorage Wastewater RB Series 2004C-25 MB
    (MBIA Insurance, Wachovia Bank Liquidity
    Facility) (Aaa)
    1.70%                                               09/01/05      3,250      3,250,000
  Valdez Marine Terminal RB (Exxon Pipeline Co.
    Project) Series 1993B DN (A-1+, VMIG-1)
    1.65%(b)                                            11/01/04      8,800      8,800,000
  Valdez Marine Terminal RB (Phillips Transportation,
    Inc. Project) Series 1994 MB (ConocoPhillips Co.
    Guaranty) (A-2, MIG-2)
    1.80%                                               06/01/05      2,400      2,400,000
  Valdez Marine Terminal RB (Phillips Transportation,
    Inc. Project) Series 2002 MB (ConocoPhillips Co.
    Guaranty) (A-2, VMIG-2)
    1.50%                                               05/01/05      4,500      4,500,000

                                                                               ===========
                                                                                22,165,000
                                                                               -----------
Arizona - 2.6%
  Cochise County Solid Waste Disposal PCRB
    (Arizona Electric Co-op Project) Series 1994A
    AMT MB (National Rural Utilities LOC)
    (A-1, VMIG-1)
    1.55%                                               03/01/05     11,500     11,500,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Arizona (continued)
  Phoenix IDRB (Leggett & Platt Inc. Project) AMT DN
    (Wachovia Bank N.A. LOC)
    1.86%(b)                                            11/05/04    $ 5,170    $ 5,170,000
  Pima County IDA Single-Family Mortgage RB (Draw
    Down Project) Series 2003 MB (Trinity Funding
    Guaranty)
    1.93%                                               11/24/04      7,745      7,745,000
  Pima County IDA Single-Family Mortgage RB Series
    2002 DN (CDC Funding Guaranty)
    1.91%(b)                                            11/05/04     38,290     38,290,000

                                                                               ===========
                                                                                62,705,000
                                                                               -----------
Arkansas - 0.3%
  Arkansas Development Finance Authority RB
    (Waste Water Systems Project) Series 2004A MB
    (MBIA Insurance) (AAA)
    2.00%                                               12/01/04        935        935,692
  City of Blytheville IDRB (Nucor Corp. Project) Series
    1998 AMT DN (A-1+, P-1)
    1.85%(b)                                            11/05/04      3,000      3,000,000
  University of Arkansas RB (UAMS Campus Project)
    Series 2004A MB
    4.00%                                               11/01/05      1,645      1,677,752
  University of Arkansas RB Series 2004A MB
    4.00%                                               12/01/04        500        501,120

                                                                               ===========
                                                                                 6,114,564
                                                                               -----------
California - 7.1%
  California GO Series 2004A RAN (SP-1, MIG-1)
    3.00%                                               06/30/05      6,250      6,301,296
  California GO Series 2004 MB (A, A3)
    3.00%                                               03/01/05      8,000      8,040,725
  California Housing Finance Agency RB Series 2001J
    AMT DN (FSA Insurance, Lloyd's Bank PLC)
    (A-1+, VMIG-1)
    1.76%(b)                                            11/01/04     47,365     47,365,000
  California Housing Finance Agency RB Series 2002
    DN (MBIA Insurance, Lloyds Bank SBPA)
    (A-1+, VMIG-1)
    1.76%(b)                                            11/01/04     67,325     67,325,000
  California Pollution Control Financing Authority RB
    (Burney Forest Products Project) Series 1988A
    AMT DN (National Westminster LOC) (P-1)
    1.77%(b)                                            11/01/04     13,700     13,700,000
  California State Commercial Paper Series 2004 MB
    (Multiple LOCs)
    1.82%                                               12/08/04      5,000      5,000,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-353 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1C+)
    1.88%(b)                                            11/05/04     11,110     11,110,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-2001 AMT DN
    (Merrill Lynch & Co. Guaranty)
    1.88%(b)                                            11/05/04      2,500      2,500,000
  Los Angeles IDRB (P&C Poultry Distributors
    Project) Series 1998 DN (Comercia Bank N.A.
    LOC)
    1.92%(b)                                            11/05/04      2,500      2,500,000

36

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insurance) (A-1+, MIG-1)
    1.15%(b)                                          12/09/04    $ 4,000    $  4,000,000
  San Francisco City & County Airports Commission
    RB (International Airport Project) Series 2003
    PT-899 AMT DN (FSA Insurance, Merrill Lynch &
    Co. SBPA)
    1.85%(b)                                          11/05/04      2,380       2,380,000

                                                                             ============
                                                                              170,222,021
                                                                             ------------
Colorado - 1.5%
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co.
    Project) Series 1999A AMT DN (Bank One N.A.
    LOC)
    1.92%(b)                                          11/05/04      1,710       1,710,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2003 DN (AIG
    Insurance Guaranty) (AAA, MIG-1)
    1.18%(b)                                          11/01/04      4,000       4,000,000
  Denver City & County Airport RB Series 2002A-61
    AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                          11/05/04     10,980      10,980,000
  Denver City & County Airport RB Series 2003E DN
    (FGIC Insurance, Bank of New York LOC) (A-1+)
    1.84%(b)                                          11/05/04      2,300       2,300,000
  Denver City & County Airport RB Series 2003
    PA-1186 AMT DN (AMBAC Insurance, Merrill
    Lynch & Co. Guaranty)
    1.85%(b)                                          11/05/04      2,490       2,490,000
  Denver City & County Airport RB Series 2003
    PT-754 AMT DN (MBIA Insurance, Merrill Lynch
    & Co. SBPA)
    1.50%(b)                                          11/05/04      6,495       6,495,000
  Denver City & County Airport RB Series 2004
    PT-2112 AMT DN (XL Capital Insurance,
    Westdeutsche Landesbank Girozentrale SBPA)
    1.85%(b)                                          11/05/04      2,535       2,535,000
  Denver City & County Airport RB Series 2004
    PT-920 AMT DN (FSA Insurance, Merrill Lynch &
    Co. SBPA) (F-1+)
    1.85%(b)                                          11/05/04      1,500       1,500,000
  Denver Urban Renewal Authority Tax Increment RB
    Series 2004 PT-999 DN (Merrill Lynch Guaranty)
    (A-2, AA-)
    1.86%(b)                                          11/05/04      6,500       6,500,000
  El Paso County GO (Harrison School District No. 2
    Project) Series 1995 MB (AA, Aa3)
    7.05%                                             12/01/04      1,000       1,004,808

                                                                             ============
                                                                               39,514,808
                                                                             ------------
Connecticut - 0.5%
  Connecticut Housing Finance Authority RB
    (Mortgage Finance Project) Series 2003F-2 MB
    (SP-1+, VMIG-1)
    1.20%                                             12/22/04      7,000       7,000,000
  Danbury GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                             08/05/05      5,000       5,056,427

                                                                             ============
                                                                               12,056,427
                                                                             ------------
Delaware - 0.2%
  Delaware Economic Development Authority RB
    (Delmarva Power & Light Co. Project) Series 1994
    DN (Delmarva Power & Light Co., Guaranteed)
    (A-2, VMIG-2)
    2.10%(b)                                          11/01/04      4,700       4,700,000
                                                                             ------------

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
District of Columbia - 0.4%
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance, Merrill
    Lynch SBPA)
    1.90%(b)                                          11/05/04    $ 4,315    $  4,315,000
  Metropolitan Washington D.C. Airport Authority
    System RB Series 2003 PT-1991 AMT DN (AIG
    Insurance Guaranty, Merrill Lynch & Co. SBPA)
    (F-1+)
    1.85%(b)                                          11/05/04      3,240       3,240,000
  Metropolitan Washington D.C. Airport Authority
    System RB Series 2004-013 AMT DN (MBIA
    Insurance, Merrill Lynch SBPA)
    1.85%(b)                                          11/05/04      2,745       2,745,000

                                                                             ============
                                                                               10,300,000
                                                                             ------------
Florida - 3.4%
  Bay County Housing Finance Authority RB Series
    2002A AMT DN (XL Capital Insurance Co.
    Guaranty)
    1.81%(b)                                          11/05/04      6,705       6,704,665
  Florida Development Finance Corp. IDRB
    (Enterprise Bond Program Project) Series
    2004A-1 DN (Wachovia Bank LOC)
    1.96%(b)                                          11/05/04      3,200       3,200,000
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    2.89%(b)                                          11/05/04      6,000       6,000,000
  Hillsborough Aviation Authority RB Series 2003
    PT-745 AMT DN (MBIA Insurance, Svenska Bank
    SBPA) (F-1+)
    1.85%(b)                                          11/05/04      2,500       2,500,000
  Hillsborough County Aviation Authority RB (Stars
    Certificate Project) Series 2004-108 AMT DN
    1.85%(b)                                          11/05/04      4,045       4,045,000
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project) Series
    2002 AMT DN (Huntington National Bank LOC)
    2.05%(b)                                          11/05/04      2,055       2,055,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series 2000
    AMT DN (Branch Banking & Trust Co. LOC)
    1.90%(b)                                          11/05/04      2,580       2,580,000
  Lee County Airport RB Series 2004 AMT DN (FSA
    Insurance, Merrill Lynch SBPA)
    1.85%(b)                                          11/05/04      1,575       1,575,000
  Lee County IDRB Series 1997 AMT DN (SunTrust
    Bank LOC)
    1.91%(b)                                          11/05/04      1,930       1,930,000
  Orange County Housing Finance Authority RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PT-2106 AMT DN (Merrill Lynch Capital
    Services SBPA) (VMIG-1)
    1.86%(b)                                          11/05/04      4,280       4,280,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA)
    1.86%(b)                                          11/05/04      3,200       3,200,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-009 AMT DN
    (CDC Funding Insurance, Rabobank SBPA)
    1.86%(b)                                          11/05/04      6,250       6,250,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-933 AMT DN
    (Merrill Lynch Liquidity Facility, Rabobank SBPA)
    1.86%(b)                                          11/05/04      3,330       3,330,000

                                                37

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Pinellas County IDRB Series 2004 AMT DN (Trinity
    Insurance, Wachovia Bank N.A. LOC, Rabobank
    SBPA)
    1.96%(b)                                         11/05/04    $ 1,200    $ 1,200,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984D
    MB (National Rural Utilities LOC) (A-1)
    1.40%                                            12/15/04     11,250     11,250,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984H-3
    MB (National Rural Utilities LOC) (A-1, MIG-1)
    1.53%                                            03/15/05      2,140      2,140,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 2003H-4
    MB (National Rural Utilities LOC) (A-1)
    1.53%                                            03/15/05      8,000      8,000,000
  St. John's County Housing Finance Authority RB
    (Summerset Village Multi-Family Project) Series
    2004 AMT DN (A-1+, VMIG-1)
    1.83%(b)                                         11/05/04      5,000      5,000,000
  Tampa Bay Water Utilities System RB Series
    2004C-21 MB (FGIC Insurance, Wachovia Bank
    SBPA) (Aaa)
    1.63%                                            08/24/05      5,965      5,965,000

                                                                            ===========
                                                                             81,204,665
                                                                            -----------
Georgia - 3.0%
  Atlanta Airport RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-901 AMT DN (FGIC
    Insurance, Merrill Lynch Captial Services SBPA)
    1.85%(b)                                         11/05/04      6,175      6,175,000
  Atlanta Airport RB Series 2004C-14 AMT DN (FSA
    Insurance, Wachovia Bank) (VMIG-1)
    1.89%(b)                                         11/05/04      2,800      2,800,000
  Clayton County Development Authority RB (Delta
    Airlines Project) Series 2000B DN (General
    Electric Capital Corp. LOC) (A-1+, VMIG-1)
    1.83%(b)                                         11/05/04      3,655      3,655,000
  Cobb County Multi-Family Housing Authority RB
    Series 2003 PT-1963 AMT DN (Merrill Lynch &
    Co. Guaranty)
    1.90%(b)                                         11/05/04     11,120     11,120,000
  Cobb County Multi-Family Housing Authority RB
    Series 2004 PT-2221 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+, AA-)
    1.90%(b)                                         11/05/04     21,350     21,350,000
  Dooly County IDRB (Hamburg Enterprises Project)
    Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
    1.85%(b)                                         11/05/04      1,000      1,000,000
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)                                         11/05/04      3,470      3,470,000
  Gordon County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997A AMT DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                         11/05/04      1,000      1,000,000
  Gordon County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997B DN (Wachovia Bank N.A.
    LOC)
    1.86%(b)                                         11/05/04      1,000      1,000,000
  Griffin-Spalding County IDRB (Woodland Industries
    Project) Series 2000 AMT DN (Wachovia Bank
    N.A. LOC) (A-1+)
    1.91%(b)                                         11/05/04      1,950      1,950,000

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Gwinnett County IDRB (Suzanna Project) Series
    2001A AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.91%(b)                                         11/05/04    $ 3,250    $ 3,250,000
  Laurens County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                         11/05/04      1,000      1,000,000
  Roswell Public Improvement GO Series 1995 MB
    (AAA, Aaa)
    5.45%                                            02/01/05      1,000      1,030,734
  Thomaston-Upson IDRB (Southern Mills Project)
    Series 1999 DN (Wachovia Bank N.A. LOC)
    1.91%(b)                                         11/05/04      4,940      4,940,000
  Wayne County IDRB (Absorption Corp. Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC)
    1.90%(b)                                         11/05/04      4,900      4,900,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                         11/05/04      3,100      3,100,000

                                                                            ===========
                                                                             71,740,734
                                                                            -----------
Hawaii - 0.8%
  Hawaii Airport Systems Municipal Securities Trust
    Certificates RB (Bigelow Project) Series 2001A
    AMT DN (FGIC Insurance, Bear Stearns SBPA)
    (A-1)
    1.86%(b)(c)                                      11/05/04      8,800      8,800,000
  Hawaii Airport Systems RB Series 2003 PT-830 DN
    (Merrill Lynch & Co. Guaranty)
    1.85%(b)                                         11/05/04      2,230      2,230,000
  Hawaii Airport Systems RB Series 2004 PT-2310
    AMT DN (FGIC Insurance, Merrill Lynch SBPA)
    1.85%(b)                                         11/05/04      1,345      1,345,000
  Hawaii Department of Budget & Finance RB Series
    2003 PA-1224 AMT DN (AMBAC Insurance,
    Merrill Lynch & Co. SBPA) (A-1, Aaa)
    1.85%(b)                                         11/05/04      2,340      2,340,000
  Hawaii Department of Budget & Finance RB Series
    2003 PA-1244 AMT DN (AMBAC Insurance,
    Merrill Lynch & Co. SBPA) (F-1+)
    1.85%(b)                                         11/05/04      2,500      2,500,000
  Hawaii Housing Finance & Development
    Corporation Single Family Mortgage RB Series
    2001A-15 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                         11/05/04      2,465      2,465,000

                                                                            ===========
                                                                             19,680,000
                                                                            -----------
Illinois - 2.3%
  Chicago IDRB (Promise Candy Project) Series 2001
    AMT DN (Lasalle National Bank LOC)
    1.89%(b)                                         11/05/04      3,765      3,765,000
  Chicago O'Hare International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2003
    PT-1993 AMT DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    1.85%(b)                                         11/05/04      1,070      1,070,000

38

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago O'Hare International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004 PT-925
    AMT MB (Merrill Lynch Capital Services SBPA)
    1.50%                                            05/05/05     $4,025    $ 4,025,000
  Chicago O'Hare International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004 PT-933
    AMT MB (Merrill Lynch Capital Services SPBA)
    1.25%                                            04/08/05      3,025      3,025,000
  Chicago O'Hare International Airport RB (Stars
    Certificates Banque Nationale de Paribas) Series
    2004-56 AMT DN (Banque Nationale de Paribas
    LOC)
    1.85%(b)                                         11/05/04      2,220      2,220,000
  Chicago O'Hare International Airport RB (Wachovia
    Merlots Trust Receipts) Series 2001A-85 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                         11/05/04      5,630      5,630,000
  Chicago O'Hare International Airport Special
    Facility RB (American Airlines Project) Series
    2004 PT-980 AMT DN (Merrill Lynch SBPA)
    1.85%(b)                                         11/05/04      1,330      1,330,000
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch SBPA)
    1.88%(b)                                         11/05/04      2,115      2,115,000
  Cicero GO Series 2002 MB
    3.00%                                            12/01/04        225        225,343
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (Lasalle National Bank LOC)
    (A-1+)
    1.96%(b)                                         11/05/04      1,665      1,665,000
  Flora RB (Heritage Woods Project) Series 2001 AMT
    DN (Federal Home Loan Bank Guaranty) (A-1+)
    1.89%(b)                                         11/05/04      1,250      1,250,000
  Harvard Multi-Family Housing RB (Northfield Court
    Project) Series 1999 AMT DN (Lasalle National
    Bank LOC) (A-1+)
    1.95%(b)                                         11/05/04      7,350      7,350,000
  Illinois Development Finance Authority IDRB (Big
    Bolt Corp. Project) Series 1996 AMT DN
    (ABN-AMRO Bank N.V. LOC)
    1.93%(b)                                         11/05/04      2,600      2,600,000
  Illinois Development Finance Authority IDRB (Cano
    Packaging Corp. Project) Series 2001 AMT DN
    (Lasalle National Bank LOC)
    1.89%(b)                                         11/05/04      2,270      2,270,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (Lasalle National Bank LOC)
    1.93%(b)                                         11/05/04      2,000      2,000,000
  Illinois Development Finance Authority RB
    (Adventist Health Project) Series 1997A MB
    (MBIA Insurance LOC) (AAA, Aaa)
    5.75%                                            11/15/04      1,150      1,151,989
  Illinois Industrial Development Finance Authority
    RB (Mason Corp. Project) Series 2000A AMT DN
    (Lasalle National Bank LOC)
    1.93%(b)                                         11/05/04      5,055      5,055,000
  Metropolitan Pier & Exposition Authority Dedicated
    State Tax RB Series 2004RR ROCS-II-310 DN
    (MBIA Insurance, Citibank SBPA) (A-1+, VMIG-1)
    1.89%(b)                                         11/05/04      3,000      3,000,000
  Naperville Economic Development Authority RB
    (Independence Village Associates Project) Series
    1994 DN (National City Bank N.A. LOC)
    1.84%(b)                                         11/05/04      1,755      1,755,000

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    1.94%(b)                                         11/05/04     $  855    $   855,000
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    1.89%(b)                                         11/05/04      1,900      1,900,000

                                                                            ===========
                                                                             54,257,332
                                                                            -----------
Indiana - 2.5%
  Anderson Economic Development RB (Printer Zink
    Inc. Project) Series 2004A DN (U.S. Bancorp LOC)
    1.93%(b)                                         11/05/04      2,860      2,860,000
  Bremen IDRB (Universal Bearings, Inc. Project)
    Series 1996A AMT DN (KeyBank N.A. LOC)
    (A-1, P-1)
    1.91%(b)                                         11/05/04      1,975      1,975,000
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    1.94%(b)                                         11/05/04      1,110      1,110,000
  Elkhart Economic Development RB (Jameson Inns,
    Inc. Project) AMT DN (Firstar Bank N.A. LOC)
    1.97%(b)                                         11/05/04      2,920      2,920,000
  Elkhart Industrial Multi-Family RB (Pedcor
    Investments Living LP Project) Series 2002A AMT
    DN (Federal Home Loan Bank Guaranty) (VMIG-1)
    1.85%(b)                                         11/05/04      8,000      8,000,000
  Elkhart Industrial Multi-Family RB (Pedcor
    Investments Living LP Project) Series 2002B AMT
    DN (Federal Home Loan Bank Guaranty) (VMIG-1)
    1.85%(b)                                         11/05/04        900        900,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    1.89%(b)                                         11/05/04      1,970      1,970,000
  Huntingburg Multi-Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    1.94%(b)                                         11/05/04      2,350      2,350,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    1.92%(b)                                         11/05/04        950        950,000
  Indiana Development Finance Authority Economic
    Development RB (Timerland Resources Project)
    Series 2001 DN (Southtrust Bank LOC)
    1.96%(b)                                         11/05/04        930        930,000
  Indiana Development Finance Authority IDRB
    (Enterprise Center II Project) Series 1992 AMT
    DN (Bank One N.A. LOC) (A-1)
    1.85%(b)                                         11/05/04      3,000      3,000,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    1.92%(b)                                         11/05/04      4,900      4,900,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp. Project)
    Series 2002 AMT DN (National City Bank N.A.
    LOC)
    1.89%(b)                                         11/05/04      2,300      2,300,000

                                                39

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Indiana Port Commission RB (Kosmos Cement
    Project) Series 2000 AMT DN (Wachovia Bank
    N.A. LOC) (A-1+)
    1.96%(b)                                           11/05/04    $ 5,500    $ 5,500,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004B-21 DN (FGIC Insurance,
    Wachovia Bank SBPA) (A-1)
    1.84%(b)                                           11/05/04      2,000      2,000,000
  Indianapolis Economic Development Authority RB
    (Herff Jones, Inc. Project) Series 1994 AMT DN
    (Lasalle National Bank LOC)
    1.89%(b)                                           11/05/04      4,100      4,100,000
  Indianapolis IDRB (Public Import Board Project)
    Series 2003 PT-731 AMT DN (FSA Insurance,
    Danske Bank LOC) (A-1)
    1.85%(b)                                           11/05/04      2,550      2,550,000
  Jeffersonville Economic Development Authority RB
    (Scansteel Project) Series 1998 AMT DN (National
    City Bank N.A. LOC)
    1.94%(b)                                           11/05/04      1,200      1,200,000
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City Bank
    N.A. LOC)
    1.95%(b)                                           11/05/04      2,500      2,500,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000 AMT
    DN (National City Bank N.A. LOC)
    1.94%(b)                                           11/05/04      1,075      1,075,000
  South Bend Economic Development Authority RB
    (SGW Realty LLC Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    1.94%(b)                                           11/05/04        950        950,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development LLC
    Project) Series 2002 DN (National City Bank N.A.
    LOC)
    1.89%(b)                                           11/05/04      3,450      3,450,000
  Terre Haute Industrial Economic Development RB
    (Jameson Inns, Inc. Project) Series 1999 AMT DN
    (Firstar Bank N.A. LOC) (A-1C+)
    1.97%(b)                                           11/05/04      3,310      3,310,000

                                                                              ===========
                                                                               60,800,000
                                                                              -----------
Iowa - 0.3%
  Cedar Rapids Community School District GO Series
    2004 MB
    3.00%                                              06/30/05      2,500      2,519,444
  Dallas County IDRB (Sioux City Brick Project) Series
    2000A AMT DN (First Bank Systems LOC)
    1.92%(b)                                           11/05/04      1,000      1,000,000
  Urbandale IDRB (Interstate Acres LP Project)
    Series 1994 DN (Principle Mutual Life Insurance
    Guaranty)
    2.06%(b)                                           11/05/04      6,000      6,000,000
  West Burlington IDRB (Borghi Oilhydraulic Project)
    Series 2001A AMT DN (Bank One N.A. LOC)
    1.92%(b)                                           11/05/04        975        975,000

                                                                              ===========
                                                                               10,494,444
                                                                              -----------
Kansas - 0.2%
  Shawnee Private Activity RB (Simmons Co. Project)
    AMT DN (SunTrust Bank LOC) (A-1+, VMIG-1)
    1.84%(b)                                           11/05/04      2,185      2,185,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Kansas (continued)
  Wichita Airport Flight Safety RB Series 1990A AMT
    DN (Berkshire Hathaway, Inc. Guaranty)
    (AAA, VMIG-1)
    1.86%(b)                                           11/05/04    $ 3,500    $ 3,500,000

                                                                              ===========
                                                                                5,685,000
                                                                              -----------
Kentucky - 3.9%
  Boyd County Sewer & Solid Waste RB (Air Products
    & Chemicals Project) Series 2003 AMT DN
    1.87%(b)                                           11/05/04      1,275      1,275,000
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    1.97%(b)                                           11/05/04      1,120      1,120,000
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    1.75%                                              04/15/05     11,015     11,015,000
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    2.02%(b)                                           11/05/04      1,990      1,990,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    1.97%(b)                                           11/05/04      1,295      1,295,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    1.96%(b)                                           11/05/04      1,156      1,156,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    1.92%(b)                                           11/05/04      1,965      1,965,000
  Kenton County Airport Board RB (Cincinnati/
    Northern Kentucky Airport Project) Series 1997A
    AMT MB (MBIA Insurance)
    5.75%                                              03/01/05      1,490      1,511,630
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    1.92%(b)                                           11/05/04        900        900,000
  Kentucky Economic Development Finance Authority
    RB (Hospital Facilities Project) Series 2001-509
    DN (Merrill Lynch SBPA, National Australia Bank)
    1.86%(b)                                           11/05/04     28,000     28,000,000
  Kentucky Housing Corporation Single Family
    Mortgage RB Series 2003 PT-740 AMT DN (FGIC
    Insurance, Merrill Lynch & Co. Guaranty)
    1.86%(b)                                           11/05/04     16,415     16,415,000
  Kentucky Housing Corporation Single Family
    Mortgage RB Series 2003 PT-863 AMT DN (FGIC
    Insurance, Merrill Lynch & Co. Guaranty)
    (VMIG-1)
    1.86%(b)                                           11/05/04      3,025      3,025,000
  Kentucky Housing Corporation Single Family
    Mortgage RB Series 2003 PT-868 AMT DN (FGIC
    Insurance, Merrill Lynch & Co. Guaranty)
    (VMIG-1)
    1.86%(b)                                           11/05/04        240        240,000
  Mason County RB (School District Finance Corp.
    School Building Project) Series 2004 MB
    2.00%                                              03/01/05        230        230,682

40

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998 AMT DN (Fifth
    Third Bank N.A. LOC)
    1.89%(b)                                           11/05/04    $ 1,205    $ 1,205,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998B AMT DN
    (Fifth Third Bank N.A. LOC)
    1.89%(b)                                           11/05/04      1,545      1,545,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1999B-3 AMT DN
    (Fifth Third Bank N.A. LOC)
    1.89%(b)                                           11/05/04      3,460      3,460,000
  Pulaski County Solid Waste Disposal RB (Natural
    Rural Utilities for East Kentucky Power Project)
    Series 1993B AMT MB (MIG-1)
    1.50%                                              02/15/05      2,350      2,350,000
  Trimble County PCRB MB (Louisville Gas & Electric
    Guaranty)
    1.78%                                              12/08/04     15,000     15,000,000

                                                                              ===========
                                                                               93,698,312
                                                                              -----------
Louisiana - 2.3%
  Donaldsonville IDRB (John Folse & Co., Inc. Project)
    Series 2003 DN (Amsouth Bank LOC)
    1.86%(b)                                           11/05/04      2,150      2,150,000
  Iberville Parish PCRB (Air Products & Chemicals
    Project) Series 1992 DN (A-1)
    1.85%(b)                                           11/05/04      2,200      2,200,000
  Jefferson Parish Home Mortgage Authority RB
    (P-Float Trust Receipts) Series 2000B PT-340
    AMT DN (Bayerische Landesbank Girozentrale
    LOC) (A-1C+)
    1.85%(b)                                           11/05/04      2,380      2,380,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo Bank
    Nederland LOC)
    2.06%(b)                                           11/05/04      3,035      3,035,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Ouachita Christian School, Inc. Project) Series
    2002 DN (Bank One N.A. LOC)
    2.01%(b)                                           11/05/04      1,515      1,515,000
  Louisiana Gas & Fuel Tax RB Series 1999A MB (FSA
    Insurance) (Aaa)
    5.00%                                              11/15/04      3,700      3,705,329
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Capital & Equipment Programs Project) Series
    2003A DN (AMBAC Insurance, BNP Paribas
    Liquidity Facility) (A-A+, Aaa)
    1.86%(b)                                           11/05/04     23,985     23,985,000
  Louisiana Public Facilities Authority RB (Air
    Products & Chemicals Project) Series 2002 AMT
    DN (Hibernia Bank LOC) (A-1, P-1)
    1.87%(b)                                           11/05/04      5,000      5,000,000
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    1.86%(b)                                           11/05/04      2,725      2,725,000
  Plaquemines Port Harbor & Terminal Distribution
    Port Facilities RB (International Marine Terminal
    Project) Series 1984A MB (Chevron Texaco Co.
    Guaranty)
    1.08%                                              03/15/05      7,500      7,500,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
  Port New Orleans Board Commission Port Facility
    RB Series 2001 MB
    4.62%                                              04/01/05    $ 1,080    $ 1,094,116

                                                                              ===========
                                                                               55,289,445
                                                                              -----------
Maine - 1.2%
  Maine Housing Authority RB (General Housing
    Project) Series 2004-003 AMT DN (Trinity
    Insurance GIC, Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1, Aaa)
    1.86%(b)                                           11/05/04     11,395     11,395,000
  Maine Housing Authority RB (General Housing
    Project) Series 2004-006 AMT DN (Trinity
    Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                           11/05/04      6,250      6,250,000
  Maine Housing Authority RB (General Housing
    Project) Series 2004-012 AMT DN (Trinity
    Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                           11/05/04      3,330      3,330,000
  Maine Housing Authority RB (General Housing
    Project) Series 2004-2352 AMT DN (Trinity
    Insurance GIC, Merrill Lynch & Co. Liquidity
    Facility)
    1.86%(b)                                           11/05/04      7,425      7,425,000

                                                                              ===========
                                                                               28,400,000
                                                                              -----------
Maryland - 5.3%
  Baltimore County RB (Golf Systems Project ) Series
    2001 DN (M&T Bank Corp. LOC) (A-2)
    1.84%(b)                                           11/05/04      5,000      5,000,000
  Baltimore County RB (St. Paul's School for Girls
    Facility Project) Series 2000 DN (M&T Bank Corp.
    LOC) (A-1)
    1.84%(b)                                           11/05/04      8,315      8,315,000
  Howard County RB (Glenelg Country School Project)
    Series 2001 DN (M&T Bank Corp. LOC) (A-1)
    1.76%(b)                                           11/05/04      3,515      3,515,000
  Maryland Community Development Administration
    RB (Department of Housing & Community
    Development - Barrington Project) Series 2003A
    AMT DN (Federal National Mortgage Association
    Guaranty)
    1.77%(b)                                           11/05/04     28,975     28,975,000
  Maryland Economic Development Corporation RB
    (Assisted Catholic Charities Project) Series 2004
    DN (VMIG-1)
    1.76%(b)                                           11/05/04      3,935      3,935,000
  Maryland Economic Development Corporation RB
    (Associated Catholic, Inc. Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    1.84%(b)                                           11/05/04      4,990      4,990,000
  Maryland Economic Development Corporation RB
    (Joe Corbis Pizza Project) Series 2000 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    1.91%(b)                                           11/01/04      1,425      1,425,000
  Maryland Economic Development Corporation RB
    (John Schmitz Project) Series 2000E AMT DN
    (M&T Bank Corp. LOC)
    1.81%(b)                                           11/05/04      2,135      2,135,000
  Maryland Economic Development Corporation RB
    (Lithographing Co. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    1.91%(b)                                           11/05/04      3,170      3,170,000

                                                41

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Economic Development Corporation RB
    (Mirage-Tucker LLC Facility Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    1.91%(b)                                         11/05/04    $ 1,350    $  1,350,000
  Maryland Economic Development Corporation RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    1.91%(b)                                         11/05/04      6,200       6,200,000
  Maryland Economic Development Corporation RB
    (Redrock LLC Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    1.91%(b)                                         11/05/04      2,500       2,500,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC)
    1.81%(b)                                         11/05/04      9,800       9,800,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    1.83%(b)                                         11/05/04      5,820       5,820,000
  Maryland Health & Higher Education Facilities
    Authority RB (Roland Park Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    1.84%(b)                                         11/05/04      5,440       5,440,000
  Maryland Industrial Development Financing
    Authority RB (Brass Mill Road Project) Series
    1995 DN (M&T Bank Corp. LOC) (A-1)
    1.90%(b)                                         11/05/04      1,245       1,245,000
  Maryland Industrial Development Financing
    Authority RB (Patapsco Association Project)
    Series 1995 DN (M&T Bank Corp. LOC) (A-1)
    1.90%(b)                                         11/05/04      1,225       1,225,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    1.83%(b)                                         11/05/04      4,555       4,555,000
  Montgomery County Housing Finance Authority RB
    Series 2001-1276 DN (Merrill Lynch & Co.
    Guaranty) (A-1)
    1.90%(b)                                         11/05/04      8,790       8,790,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    1.84%(b)                                         11/05/04      2,800       2,800,000
  Northeast Solid Waste Disposal Authority RB Series
    2003 PT-766 AMT DN (AMBAC Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA)
    1.85%(b)                                         11/05/04      7,730       7,730,000
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    1.65%(b)                                         11/01/04      3,500       3,500,000
  Washington County RB (Conservit Inc. Facility
    Project) Series 2004 DN (M&T Bank LOC)
    1.91%(b)                                         11/05/04      2,400       2,400,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT DN
    (Bank One N.A. LOC) (VMIG-1)
    1.92%(b)                                         11/05/04      1,400       1,400,000

                                                                            ============
                                                                             126,215,000
                                                                            ------------
Massachusetts - 4.3%
  Auburn GO Series 2004 BAN (MIG-1)
    2.50%                                            06/17/05      7,000       7,037,839

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
  Hull County GO Series 2004 BAN (SP-1+)
    3.00%                                            07/14/05    $23,000    $ 23,207,692
  Massachusetts GO Series 1994C MB (AAA, Aaa)
    6.30%                                            11/01/04      1,500       1,515,000
  Millbury GO Series 2004 BAN
    2.00%                                            01/21/05     23,860      23,905,854
  Milton GO Series 2004 BAN (MIG-1)
    2.75%                                            09/23/05     10,500      10,602,408
  Reading GO Series 2004 BAN
    2.25%                                            01/07/05     14,500      14,528,586
  Weston GO Series 2004 BAN
    2.75%                                            02/11/05      1,543       1,548,748
  Whitman Hanson Regional School District GO
    Series 2004 BAN (SP-1+, MIG-1)
    2.50%                                            01/14/05     17,730      17,772,247
  Worcester GO Series 2004A MB (AAA, Aaa)
    5.00%                                            08/15/05      3,540       3,635,172

                                                                            ============
                                                                             103,753,546
                                                                            ------------
Michigan - 3.6%
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                         11/05/04      2,500       2,500,000
  Detroit Economic Development Corporation RB
    (E.H. Association Ltd. Project) Series 2002 DN
    (Charter One Bank LOC)
    1.84%(b)                                         11/05/04      1,290       1,290,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    1.55%                                            08/04/05      4,100       4,100,000
  Detroit Sewer & Disposal RB Series 2003B-41 DN
    (Wachovia Bank N.A. LOC)
    1.84%(b)                                         11/05/04        800         800,000
  Michigan Municipal Bond Authority RB Series
    2004B-2 BAN (J.P. Morgan Chase & Co. LOC)
    (SP-1+)
    3.00%                                            08/23/05     20,000      20,227,503
  Michigan State Hospital Finance Authority RB
    (Crittenton Hospital Project) Series 2003A DN
    (Comercia Bank N.A. LOC)
    1.75%(b)                                         11/01/04      7,500       7,500,000
  Michigan State Housing Development Authority RB
    Series 2002D MB (FSA Insurance) (A-1+)
    1.20%                                            12/15/04      5,375       5,375,000
  Michigan Strategic Fund Limited Obligation RB
    (Alpha Technology Corp. Project) Series 1997
    AMT DN (National City Bank N.A. LOC)
    1.89%(b)                                         11/05/04        600         600,000
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT DN
    (Bank One N.A. LOC)
    1.92%(b)                                         11/05/04      3,200       3,200,000
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    1.94%(b)                                         11/05/04      1,000       1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    1.92%(b)                                         11/05/04      2,315       2,315,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    1.92%(b)                                         11/05/04      4,400       4,400,000

42

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Strategic Fund Limited Obligation RB (Kay
    Screen Printing, Inc. Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    1.92%(b)                                          11/05/04    $ 1,300    $ 1,300,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project) Series
    2001 DN (Bank of America N.A. LOC)
    1.95%(b)                                          11/05/04      2,455      2,455,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001 AMT
    DN (Huntington National Bank LOC)
    1.96%(b)                                          11/05/04        740        740,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series 2001
    AMT DN (Comerica Bank N.A. LOC)
    1.92%(b)                                          11/05/04      3,350      3,350,000
  Michigan Strategic Fund Limited Obligation RB
    (Sparta Foundry, Inc. Project) Series 1999 AMT
    DN (Old Kent Bank & Trust Co. LOC)
    1.94%(b)                                          11/05/04        350        350,000
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    1.92%(b)                                          11/05/04      2,860      2,860,000
  Michigan Strategic Fund Limited Obligation RB (VK
    & W Investors LLC Project) Series 2000 AMT DN
    (Comerica Bank N.A. LOC)
    1.92%(b)                                          11/05/04      1,860      1,860,000
  Oakland County Economic Development Corp.
    (Exhibit Enterprises, Inc. Project) Series 2004
    AMT DN (Commerce Bank LOC)
    1.92%(b)                                          11/05/04      6,375      6,375,000
  Oakland County Educational Limited Obligation RB
    Series 2000 AMT DN (Bank One N.A. LOC)
    1.92%(b)                                          11/05/04      4,800      4,800,000
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington Bank LOC)
    1.82%(b)                                          11/05/04      8,000      8,000,000

                                                                             ===========
                                                                              85,397,503
                                                                             -----------
Minnesota - 0.8%
  Becker IDRB (Plymouth Foam Project) Series 2004
    AMT DN (Amsouth Bancorp. LOC)
    1.95%(b)                                          11/05/04      2,500      2,500,000
  Duluth GO (Tax & Aid Certificates Project) Series
    2004 MB (A-1, A1)
    2.00%                                             12/31/04      8,000      8,012,477
  Hennepin County GO Series 2000B DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1C+, VMIG-1)
    1.64%(b)                                          11/05/04        400        400,000
  Minneapolis & St. Paul Metropolitan Airports
    Commission RB Series 2003 PT-727 AMT DN
    (FGIC Insurance, BNP Paribas SBPA) (A-1+)
    1.85%(b)                                          11/05/04      1,800      1,800,000
  Minneapolis & St. Paul Metropolitan Airports
    Commission RB Series 2004 AMT DN (FGIC
    Insurance, Merrill Lynch & Co. SBPA)
    1.85%(b)                                          11/05/04      1,600      1,600,000
  Plymouth IDRB (Scoville Press, Inc. Project) Series
    1994 DN (Wells Fargo Bank LOC)
    1.89%(b)                                          11/05/04      1,470      1,470,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Winona Independent School District No. 861 GO
    Series 2004A MB
    3.00%                                             08/06/05    $ 3,590    $ 3,624,828

                                                                             ===========
                                                                              19,407,305
                                                                             -----------
Mississippi - 0.5%
  Mississippi Business Finance Corporation RB
    (Mississippi Baking Co. LLC Project) Series 1995
    DN (M&T Bank Corp. LOC)
    1.91%(b)                                          11/05/04      4,080      4,080,000
  Mississippi Business Finance Corporation RB
    (Shuqualak Lumber Co. Project) Series 2001 AMT
    DN (Bank One N.A. LOC, J.P. Morgan Chase Bank
    LOC)
    1.92%(b)                                          11/05/04      2,500      2,500,000
  Mississippi Business Finance Corporation RB
    (Utilities Optimization Project) Series 2002A AMT
    DN
    2.01%(b)                                          11/05/04      1,000      1,000,000
  Mississippi Development Bank Special Obligation
    RB (Harrison Mississippi Bond Program) Series
    2003 DN (AMBAC Insurance, Banque Nationale
    de Paribas SBPA)
    1.86%(b)                                          11/05/04      3,760      3,760,000

                                                                             ===========
                                                                              11,340,000
                                                                             -----------
Missouri - 0.8%
  Bridgeton IDRB (Gold Dust LLC Project) AMT DN
    (Commerce Bank N.A. LOC)
    1.95%(b)                                          11/05/04      1,225      1,225,000
  Medical Center Educational Building Corporation
    RB (Adult Hospital Project) Series 2001 DN
    (Amsouth Bank of Alabama LOC) (A-1)
    1.77%(b)                                          11/05/04     11,100     11,100,000
  Missouri Housing Development Commission Single
    Family Mortgage RB Series 2003 PT-2038 DN
    (Government National Mortgage Association
    Insurance, Merrill Lynch & Co. SBPA) (A-1, Aaa)
    1.85%(b)                                          11/05/04      2,690      2,690,000
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    1.90%(b)                                          11/05/04      1,920      1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    1.92%(b)                                          11/05/04      3,430      3,430,000
  St. Charles County IDRB (Peine Lake Apartments
    Project) Series 2004 AMT DN (Wachovia Bank
    N.A. LOC)
    1.86%(b)                                          11/05/04      2,150      2,150,000

                                                                             ===========
                                                                              22,515,000
                                                                             -----------
Montana - 0.2%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2001A-41 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                          11/05/04      1,260      1,260,000

                                                43

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Montana (continued)
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                         11/05/04    $ 2,645    $  2,645,000

                                                                            ============
                                                                               3,905,000
                                                                            ------------
Multi-State - 7.3%
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 AMT DN
    (Merrill Lynch & Co. Guaranty)
    1.90%(b)(c)                                      11/05/04     27,860      27,860,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2121 AMT
    DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)(c)                                      11/05/04     18,990      18,990,000
  Charter Mac Floater Certificate Trust RB Series
    2004 AMT DN (Merrill Lynch & Co. Guaranty)
    (A-1, VMIG-1)
    1.93%(b)(c)                                      11/05/04      2,500       2,500,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-17 DN (Multiple LOC) (A-1+)
    1.91%(b)(c)                                      11/05/04     70,530      70,530,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-18 DN (Multiple LOC) (A-1+)
    1.91%(b)(c)                                      11/05/04     37,795      37,795,000
  Munimae Tax Exempt Board Subsidary LLC Series
    2004 AMT DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)(c)                                      11/05/04     14,265      14,265,000
  Munimae Trust RB (Merrill Lynch P-Float Trust
    Receipts) Series 2002 PT-617 DN (Merrill Lynch
    Capital Services SBPA) (A-1)
    1.86%(b)(c)                                      11/05/04      3,000       3,000,000

                                                                            ============
                                                                             174,940,000
                                                                            ------------
Nevada - 0.1%
  Clark County Passenger Facility Charge RB (Las
    Vegas-McCarran Airport Project) Series 2002
    AMT MB (MBIA Insurance)
    4.00%                                            07/01/05      1,630       1,655,762
  Nevada Housing Finance Authority RB (Sundance
    Village Project) Series 2004 AMT DN (Citibank
    LOC)
    1.82%(b)                                         11/05/04        100         100,000

                                                                            ============
                                                                               1,755,762
                                                                            ------------
New Hampshire - 0.2%
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A. LOC)
    1.91%(b)                                         11/05/04      1,385       1,385,000
  New Hampshire Housing Finance Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-51 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                         11/05/04      1,535       1,535,000
  New Hampshire Housing Finance Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-82 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                         11/05/04      1,330       1,330,000

                                                                            ============
                                                                               4,250,000
                                                                            ------------
New Jersey - 2.5%
  Burlington County GO Series 2004 BAN
    2.00%                                            08/05/05      4,000       4,010,563

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  Haddon Township GO Series 2004 BAN
    2.00%                                            04/22/05    $ 3,000    $  3,008,511
  Hudson County Certificates of Participation Series
    2001A-35 DN (MBIA Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    1.80%(b)                                         11/05/04      4,925       4,925,000
  Metuchen GO Series 2004 BAN
    2.50%                                            01/06/05      8,389       8,404,718
  New Jersey Economic Development Authority RB
    (P-Float Trust Receipts) Series 2004 MT-028 DN
    (Ace Insurance, Merrill Lynch SBPA) (A-1)
    1.80%(b)                                         11/05/04      3,000       3,000,000
  New Jersey Economic Development Authority RB
    (P-Float Trust Receipts) Series 2004 MT-035 DN
    (Asset Guaranty Insurance, Landesbank Hessen
    SBPA) (A-1)
    1.80%(b)                                         11/05/04      2,995       2,995,000
  New Jersey Economic Development Authority RB
    (Thermal Energy LP Project) Series 1995 AMT DN
    (Bank One N.A. LOC) (VMIG-1)
    1.77%(b)                                         11/05/04        300         300,000
  New Jersey Economic Development Authority RB
    Series 2004C-34 DN (MBIA Insurance, Wachovia
    Bank N.A. SBPA)
    1.78%(b)                                         11/05/04      5,000       5,000,000
  New Jersey Health Care Facilities Financing
    Authority RB (Hospital Capital Asset Financing
    Project) Series 1985A DN (Wachovia Bank N.A.
    LOC) (Aa2, VMIG-1)
    1.75%(b)                                         11/05/04      5,700       5,700,000
  New Jersey Turnpike Authority RB Series 2002J DN
    (MBIA Insurance, Lehman Bothers, Inc. Liquidity
    Facility) (VMIG-1)
    1.80%(b)                                         11/05/04      1,900       1,900,000
  New Milford County GO Series 2004 BAN
    3.00%                                            06/24/05      2,839       2,861,657
  Newark GO Series 2003 DN (FSA Insurance,
    Citibank LOC)
    1.79%(b)                                         11/05/04      2,000       2,000,000
  North Brunswick Township GO Series 2003 BAN
    (MIG-1)
    2.00%                                            12/10/04      6,860       6,863,631
  Rockaway Township GO Series 2004 BAN
    2.50%                                            07/22/05      5,693       5,732,175
  Salem County Pollution Control Financing Authority
    PCRB (E.I. DuPont de Nemours Project) Series
    1982A DN (A-1+, P-1)
    1.60%(b)                                         11/28/04      2,000       2,000,000
  West Windsor-Plainsboro GO (Regional School
    District Project) Series 2004 MB (Aa2)
    2.70%                                            06/15/05      1,750       1,761,399

                                                                            ============
                                                                              60,462,654
                                                                            ------------
New Mexico - 0.1%
  Dona Ana County IDRB (Merryweath Project) Series
    1998 AMT DN (First Merit Bank N.A. LOC)
    2.06%(b)                                         11/05/04      1,540       1,540,000
                                                                            ------------
New York - 2.0%
  Dormitory Authority of the State of New York RB
    (Teresian Housing Corp. Project) Series 2003 DN
    (Lloyds Bank LOC) (A-1+)
    1.77%(b)                                         11/05/04        500         500,000

44

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
    1997 AMT DN (Key Bank N.A. LOC)
    1.91%(b)                                           11/05/04    $ 1,510    $ 1,510,000
  Monroe County Asset Securitization Corporation RB
    Series 2003 PA-1210 DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    1.87%(b)                                           11/05/04     15,000     15,000,000
  Nassau County Industrial Development Agency RB
    Series 2004-MT-010 AMT DN (Merrill Lynch & Co.
    Guaranty)
    1.86%(b)                                           11/05/04     13,245     13,245,000
  New York Housing Finance Agency RB (Theatre Row
    Tower Project) Series 2001 AMT DN (Hypover-
    insbank LOC)
    1.93%(b)                                           11/05/04      5,000      5,000,000
  Ulster IDRB (Viking Industries, Inc. Project) Series
    1998A AMT DN (KeyBank N.A. LOC)
    1.91%(b)                                           11/05/04      1,615      1,615,000
  Union Springs Central School District GO Series
    2004 BAN
    2.50%                                              06/30/05      9,855      9,909,909

                                                                              ===========
                                                                               46,779,909
                                                                              -----------
North Carolina - 1.4%
  Buncombe County IDRB (Lustar Dyeing, Inc.
    Project) Series 1998 AMT DN (Wachovia Bank
    N.A. LOC)
    1.96%(b)                                           11/05/04      2,165      2,165,000
  Charlotte Airport RB (BNP Paribas P-Float Trust
    Receipts) Series 2003 PT-719 AMT MB (MBIA
    Insurance, BNP Paribas SBPA) (A-1+)
    1.50%                                              05/05/05      2,335      2,335,000
  Cleveland County Industrial Facilities PCRB
    (Blanchford Rubber Project) Series 2003 DN
    (Bank One N.A. LOC)
    1.82%(b)                                           11/05/04      2,070      2,070,000
  Gates County IDRB (Coxe-Lewis Corp. Project)
    Series 1999 AMT DN (Wachovia Bank N.A. LOC)
    1.96%(b)                                           11/05/04        900        900,000
  Mecklenburg County Industrial Facilities &
    Pollution Control Financing Authority IDRB
    (Peidmont Plastics Project) Series 1997 AMT DN
    (Branch Banking & Trust Co. LOC)
    1.90%(b)                                           11/05/04      1,530      1,530,000
  North Carolina Housing Finance Agency RB
    (Wachovia Merlots Project) Series 2001A-70 AMT
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                           11/05/04      2,290      2,290,000
  North Carolina Housing Financing Authority RB
    Series 2002R II ROC-175 DN (Citigroup Liquidity
    Facility) (VMIG-1)
    1.85%(b)                                           11/05/04      2,410      2,410,000
  North Carolina Ports Authority Exempt Facilities RB
    (Wilmington Bulk LLC Project) Series 2001A AMT
    DN (Branch Banking & Trust Co. LOC)
    1.90%(b)                                           11/05/04      2,710      2,710,000
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series 1998
    AMT DN (Branch Banking & Trust Co. LOC)
    1.90%(b)                                           11/05/04      2,100      2,100,000
  Sampson County Industrial Facilities PCRB (Dubose
    Strapping, Inc. Project) Series 2003 AMT DN
    (Wachovia Bank N.A. LOC)
    1.96%(b)                                           11/05/04      3,120      3,120,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    2.00%                                              04/01/05    $ 5,000    $ 5,039,253
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi-Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    1.89%(b)                                           11/05/04      3,500      3,500,000
  Washington County Industrial Facilities PCRB
    (Mackey's Ferry Sawmill, Inc. Project) Series
    1997 AMT DN (Wachovia Bank N.A. LOC)
    1.91%(b)                                           11/05/04      2,200      2,200,000

                                                                              ===========
                                                                               32,369,253
                                                                              -----------
North Dakota - 0.5%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT MB (National Rural Utilities LOC)
    (A-1, P-1)
    1.30%                                              12/01/04      5,900      5,900,000
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1995A AMT MB (National Rural Utilities LOC)
    (A-1)
    1.55%                                              03/01/05      2,400      2,400,000
  North Dakota Housing Finance Agency RB Series
    2001A-19 DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                           11/05/04      3,145      3,145,000

                                                                              ===========
                                                                               11,445,000
                                                                              -----------
Ohio - 8.4%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A MB (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA) (A-1)
    1.09%                                              12/08/04      7,000      7,000,000
  American Municipal Power Incorporated RB
    (Bowling Green Project) Series 2003 BAN
    1.25%                                              12/02/04      1,635      1,635,000
  American Municipal Power Incorporated RB
    (Gorsuch Station Improvement Project) Series
    2004 BAN (A-1, MIG-1)
    1.10%                                              04/01/05      5,280      5,280,000
  American Municipal Power Incorporated RB
    (Hubbard, Inc. Project) Series 2003 BAN
    1.25%                                              12/15/04      2,100      2,100,000
  American Municipal Power Incorporated RB (Ohio
    Inc. Project) Series 2003 BAN
    1.20%                                              11/04/04      2,320      2,320,000
  American Municipal Power Incorporated RB (Ohio
    Inc. Project) Series 2004 BAN
    1.90%                                              07/14/05        525        525,000
    2.00%                                              11/03/05      6,370      6,370,000
  American Municipal Power Incorporated RB (Shelby
    Project) Series 2003 BAN
    1.30%                                              11/18/04      3,750      3,750,000
  American Municipal Power Incorporated RB (St.
    Mary's Project) Series 2004 BAN
    1.90%                                              10/06/05      1,000      1,000,000
  Avon GO Series 2004 BAN
    1.35%                                              04/14/05      1,000      1,001,110
    1.90%                                              09/29/05        900        902,006
  Bedford Heights GO Series 2004-2 BAN
    1.95%                                              09/29/05        400        401,073

                                                45

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Belmont County GO Series 2004 BAN
    1.36%                                            03/16/05    $ 1,500    $ 1,501,424
  Brooklyn GO Series 2004 BAN
    2.25%                                            11/05/04      1,910      1,915,279
  Butler County GO Series 2004 BAN
    2.00%                                            12/01/04        505        505,286
  Butler County GO Series 2004D BAN
    2.75%                                            09/22/05      4,295      4,337,873
  Cincinnati City School District GO (School Energy
    Conservation Project) Series 2004 BAN
    (SP-1+, MIG-1)
    2.50%                                            09/09/05      2,500      2,518,920
  Cleveland Airport System RB (Banque Nationale de
    Paribas Stars & Residual Certificates) Series
    2004-81B AMT DN (FSA Insurance, Banque
    Nationale de Paribas Liquidity Facility)
    1.85%(b)                                         11/05/04        335        335,000
  Cleveland Municipal School District GO Series 2004
    MB (AAA, Aaa)
    2.00%                                            12/01/04      3,265      3,266,872
  Cleveland Public Power System RB Series 1994A
    MB
    6.40%                                            11/15/04      1,500      1,532,886
  Columbus City School District GO Series 2004C-29
    MB (Aaa)
    1.70%                                            09/16/05      3,175      3,175,000
  Cuyahoga County Civic Facility RB (Orion Services,
    Inc. Project) Series 2001 DN (Bank One N.A. LOC)
    1.87%(b)                                         11/05/04      3,500      3,500,000
  Cuyahoga County Economic Development RB
    (Berea Children's Home Project) Series 2000 DN
    (Huntington National Bank LOC) (VMIG-1)
    1.86%(b)                                         11/05/04      3,055      3,055,000
  Cuyahoga County Economic Development RB
    (Cleveland Botanical Garden Project) Series 2001
    DN (Allied Irish Bank LOC) (VMIG-1)
    1.81%(b)                                         11/05/04        635        635,000
  Fairfield County GO Series 2004 BAN
    2.00%                                            04/13/05      8,100      8,129,308
  Gateway Economic Development Corporation RB
    (Cleveland Excise Tax Project) Series 2001 MB
    (FSA Insurance)
    5.12%                                            09/01/05      3,250      3,342,779
  Geauga County GO Series 2004 BAN
    1.80%                                            08/30/05      1,000      1,001,622
  Greene County GO Series 2004B MB (MIG-1)
    1.33%                                            02/25/05        450        450,253
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    1.78%(b)                                         11/05/04      2,800      2,800,000
  Hamilton County GO Series 2003I BAN
    1.36%                                            11/10/04      1,000      1,000,063
  Hamilton County GO Series 2004 BAN
    1.70%                                            12/01/04      3,595      3,596,063
    1.40%                                            01/28/05      1,650      1,651,174
  Hamilton County Hospital Facilities RB (Children's
    Hospital Medical Center Project) Series 2000 DN
    (J.P. Morgan Chase Bank LOC) (VMIG-1)
    1.78%(b)                                         11/05/04     14,390     14,390,000
  Hamilton County Hospital Facilities RB (Health
    Alliance Project) Series 1997B DN (MBIA
    Insurance, Credit Suisse Bank SBPA)
    (A-1+, VMIG-1)
    1.76%(b)                                         11/05/04      9,450      9,450,000

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Hamilton GO Series 2004 BAN
    1.80%                                            06/02/05    $ 2,130    $ 2,130,000
  Lebanon GO Series 2004 BAN
    2.40%                                            07/07/05      1,000      1,004,675
  Licking County GO Series 2004 BAN
    1.57%                                            02/23/05      1,480      1,481,683
  Lucas County Economic Development RB (Maumee
    Valley Country Day School Project) Series 1998
    AMT DN (American National Bank & Trust Co.
    LOC)
    2.77%(b)                                         11/05/04      1,575      1,575,000
  Lucas Industrial Development RB (Conforming
    Matrix Corp. Project) Series 1999 AMT DN (Sky
    Bank LOC)
    2.77%(b)                                         11/05/04      1,130      1,130,000
  Lyndhurst GO Series 2004 BAN
    1.35%                                            03/03/05        475        475,314
  Marysville City Sewer Authority GO Series 2003
    BAN
    1.41%                                            11/10/04      3,494      3,494,220
  Middletown City School District GO (School
    Improvement Project) Series 2004 MB (FGIC
    Insurance) (Aaa, AAA)
    2.00%                                            12/01/04      1,665      1,666,163
  North Royalton GO Series 2004 BAN
    1.35%                                            01/20/05      1,000      1,000,535
  Oakwood GO Series 2004 BAN
    1.25%                                            03/17/05      2,000      2,001,248
  Ohio Air Quality Development Authority PCRB (Ohio
    Educational Co. Project) Series 1988C AMT DN
    (Wachovia Bank N.A. LOC) (A-1+, P-1)
    1.75%(b)                                         11/05/04      3,700      3,700,000
  Ohio Water Development & Solid Waste Facilities
    RB (Pel Technologies LLC Project) Series 2002
    AMT DN (KeyBank N.A. LOC) (VMIG-1)
    1.84%(b)                                         11/05/04      2,540      2,540,000
  Ohio Water Develpoment Authority RB (Fresh Water
    Project) Series 1995 MB (AMBAC Insurance)
    5.40%                                            06/01/05      1,000      1,023,378
  Pataskala GO Series 2004 BAN
    1.68%                                            02/24/05      1,595      1,597,377
  Penta Career Center Certificates of Participation
    (Wood Lucas County Project) Series 2004 MB
    1.40%                                            04/01/05      1,135      1,136,401
  Richland County GO Series 2003 BAN (MIG-1)
    1.47%                                            11/09/04      1,536      1,536,123
  Richland County GO Series 2004 TRAN (F-1+)
    1.50%                                            03/31/05      1,192      1,193,935
  Stark County GO (Sewer District Improvements
    Project) Series 2004 BAN
    1.75%                                            11/15/04      1,185      1,185,178
  Summit County Civic Facility RB (Akron Area
    Electrical Joint Apprenticeship & Training Trust
    Project) Series 2001 DN (KeyBank N.A. LOC)
    1.84%(b)                                         11/05/04      1,100      1,100,000
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    2.20%(b)                                         11/05/04      1,780      1,780,000
  Tallmadge GO (Recreational Improvement Notes)
    Series 2004 MB
    2.00%                                            03/15/05      4,200      4,208,939

46

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance State Aid Withholding, ABN
    AMRO SBPA)
    1.70%                                            04/27/05    $11,995    $ 11,995,000
  Toledo School District GO (Wachovia Merlots Trust
    Receipts) Series 2004A-15 DN (Wachovia Bank
    N.A. SBPA) (Aaa, VMIG-1)
    1.84%(b)                                         11/05/04      3,270       3,270,000
  Trumbull County IDRB (Ellwood Engineered Project)
    Series 2004 AMT DN (KeyBank LOC)
    1.91%(b)                                         11/05/04      3,500       3,500,000
  University Heights GO Series 2004 BAN
    1.60%                                            05/12/05      1,565       1,567,025
  University of Akron General Receipts RB Series
    2004 DN (FGIC Insurance, Dexia Credit SBPA)
    (VMIG-1)
    1.76%(b)                                         11/05/04      9,400       9,400,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    1.82%(b)                                         11/05/04      6,800       6,800,000
  Westerville City School District GO Series 2004 MB
    (AAA, Aaa)
    2.00%                                            12/01/04      1,130       1,130,927
  Whitman Hanson Regional School District GO
    Series 2004 BAN
    2.00%                                            07/01/05     17,000      17,033,136
  Wood County Economic Development RB (Sun Seed
    Holding Co., Inc. Project) Series 2001A AMT DN
    (Sky Bank LOC)
    2.77%(b)                                         11/05/04        700         700,000
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    2.77%(b)                                         11/05/04        660         660,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky Bank
    LOC)
    2.77%(b)                                         11/05/04      3,520       3,520,000

                                                                            ============
                                                                             200,910,248
                                                                            ------------
Oklahoma - 0.7%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts,
    Multi-Family Housing Project) Series 2003
    PT-1885 AMT DN (Merrill Lynch Captial Services
    SBPA) (F-1+, AA-)
    1.90%(b)                                         11/05/04      4,650       4,650,000
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project ) Series 1998 AMT DN (Bank One N.A.
    LOC)
    1.92%(b)                                         11/05/04      2,850       2,850,000
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    1.92%(b)                                         11/05/04      2,065       2,065,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, P-2)
    1.95%(b)                                         11/05/04      2,500       2,500,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2003 MB
    (A-2, MIG-2)
    1.35%                                            12/01/04      8,000       8,000,000

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Oklahoma (continued)
  Oklahoma University Board of Regents RB
    (Packaging Systems Project) Series 2004 MB
    (AMBAC Insurance)
    2.00%                                            03/01/05    $   250    $    250,740

                                                                            ============
                                                                              20,315,740
                                                                            ------------
Oregon - 0.6%
  Oregon GO Series 2003 TAN (SP-1+, MIG-1)
    2.25%                                            11/15/04     14,000      14,006,252
                                                                            ------------
Pennsylvania - 2.2%
  Delaware County IDA Airport Facilities RB (UPS
    Project) Series 1985 DN (A-1+, Aaa)
    1.63%(b)                                         11/01/04      1,400       1,400,000
  Greater Latrobe School Authority Building RB
    (School Building Project) Series 2000 MB (FSA
    Insurance, State Aid Withholding Guaranty)
    5.30%                                            11/05/04      1,375       1,423,206
  Harrisburg Authority RB (Haverford School District
    Project) Series 2001A DN (FSA Insurance, Dexia
    Bank LOC)
    1.81%(b)                                         11/05/04      2,195       2,195,000
  Pennsylvania Higher Educational Assistance Agency
    Student Loan RB Series 1997A AMT DN (Mellon
    Bank LOC) (A-1+, VMIG-1)
    1.80%(b)                                         11/05/04      2,600       2,600,000
  Pennsylvania Higher Educational Assistance Agency
    Student Loan RB Series 2002A AMT DN (FSA
    Insurance) (A-1+, VMIG-1)
    1.80%(b)                                         11/05/04      8,300       8,300,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Holy Family University Project)
    Series 2004 DN (VMIG-1)
    1.79%(b)                                         11/05/04        300         300,000
  Pennsylvania Higher Educational Facilities
    Authority RB Series 2002A DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    1.79%(b)                                         11/05/04      3,375       3,375,000
  Pennsylvania Higher Educational Facilities
    Authority RB Series 2002B DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    1.79%(b)                                         11/05/04      4,650       4,650,000
  Pennsylvania Housing Finance Agency Single
    Family Mortgage RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-2190 DN (FSA
    Insurance, Merrill Lynch Capital Services SBPA)
    (VMIG-1)
    1.83%(b)                                         11/05/04      1,150       1,150,000
  Pennsylvania Public School Building Authority RB
    (Kennett Consolidated School District Project)
    Series 1998D MB (FGIC Insurance)
    5.20%                                            02/15/05        500         505,959
  Pennsylvania Public School Building Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2004A-1 MB (FSA Insurance, Wachovia Bank N.A.
    LOC) (MIG-1)
    1.20%                                            02/04/05      3,640       3,640,000
  Philadelphia Authority Municipal Securities Trust
    Certificates IDRB Series 2001A-9022 DN (FSA
    Insurance, Bear Stearns SBPA) (A-1)
    1.82%(b)                                         11/05/04      3,090       3,090,000

                                                47

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Philadelphia IDRB (Marketplace Redwood Project)
    Series 2001A AMT DN (AMBAC Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA) (A-1+, VMIG-1)
    1.76%(b)                                            11/05/04    $ 4,600    $ 4,600,000
  Venango IDRB (Scrubgrass Project) Series 2004 MB
    (Dexia LOC) (A-1+, P-1)
    1.83%                                               01/19/05     14,850     14,850,000

                                                                               ===========
                                                                                52,079,165
                                                                               -----------
Rhode Island - 0.4%
  Rhode Island Housing Finance Authority RB
    (Municipal Securities Trust Certificates) Series
    2002A-9036 AMT DN (FSA Insurance, Wachovia
    Bank N.A. LOC) (A-1)
    1.86%(b)(c)                                         11/05/04      8,460      8,460,000
                                                                               -----------
South Carolina - 1.2%
  Aiken County Consolidated School District GO
    Series 2004 BAN
    3.00%                                               04/01/05      2,250      2,263,429
  Berkeley County IDRB (Nucor Corp. Project) Series
    1997 AMT DN (A-1+, P-1)
    1.85%(b)                                            11/05/04      4,700      4,700,000
  Georgetown County School District GO Series 1998
    MB
    4.70%                                               03/01/05        100        101,132
  South Carolina Association Government
    Organizations Certificate Participation Series
    2004 MB
    2.75%                                               04/15/05      4,800      4,826,125
  South Carolina Housing Finance & Development
    Authority RB (Bayside Multi-Family Project)
    Series 2004 DN (Wachovia Bank N.A. LOC)
    1.86%(b)                                            11/05/04      7,250      7,250,000
  South Carolina Jobs Economic Development
    Authority RB (Ellcon National, Inc. Project) Series
    1998B AMT DN (Wachovia Bank N.A. LOC)
    1.91%(b)                                            11/05/04      1,915      1,915,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project) Series
    2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
    1.92%(b)                                            11/05/04      6,250      6,250,000
  South Carolina Jobs Economic Development
    Authority RB (Synthetics International, Inc.
    Project) Series 1995 AMT DN (Southtrust Bank
    LOC)
    2.01%(b)                                            11/05/04        700        700,000

                                                                               ===========
                                                                                28,005,686
                                                                               -----------
South Dakota - 0.7%
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003 PT-889 DN (FGIC
    Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                            11/05/04      6,820      6,820,000
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-907 DN (FGIC
    Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                            11/05/04      5,910      5,910,000
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-957 DN (Merrill Lynch
    & Co. Guaranty)
    1.86%(b)                                            11/05/04      4,950      4,950,000

                                                                               ===========
                                                                                17,680,000
                                                                               -----------

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Tennessee - 0.7%
  Coffee County IDRB (Comtec Polymers Inc., Project)
    Series 1997 AMT DN (Bank of America LOC)
    1.96%(b)                                            11/05/04    $ 1,000    $ 1,000,000
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    1.97%(b)                                            11/05/04      3,790      3,790,000
  Kingsport GO (Water & Sewer Project) Series 2004B
    MB (AMBAC Insurance) (AAA, Aaa)
    2.00%                                               03/01/05        350        351,038
  Memphis-Shelby County Airport Authority RB
    Series 1997A MB (MBIA Insurance) (AAA, Aaa)
    6.00%                                               02/15/05      1,000      1,013,919
  Metropolitan Government Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    1.89%(b)                                            11/05/04      3,100      3,100,000
  Metropolitan Government Nashville & Davison
    County Health & Education Facilities Board RB
    (Ascension Health Credit Project) Series 2001B-1
    DN (A-1+, MIG-1)
    1.65%(b)                                            11/05/04      4,000      4,000,000
  Morristown IDRB (Petoskey Plastic Project) Series
    1999 AMT DN (Comerica Bank N.A. LOC)
    1.97%(b)                                            11/05/04      3,270      3,270,000

                                                                               ===========
                                                                                16,524,957
                                                                               -----------
Texas - 12.3%
  Addison GO Series 2004 BAN
    3.50%                                               02/15/05        505        508,067
  Alief Independent School District GO Series 2002
    BAN
    6.00%                                               02/15/05      1,020      1,033,766
  Austin Airport Systems RB Series 2000J AMT DN
    (MBIA Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    1.89%(b)                                            11/05/04      3,000      3,000,000
  Brazos Industrial Development Corporation
    Environmental Facilities RB (ConocoPhillips Co.
    Project) Series 2003 AMT MB (A-2, MIG-2)
    1.80%                                               02/01/05      5,500      5,500,000
  Brazos River Authority PCRB (Dow Chemical
    Project) MB (P-1)
    1.80%                                               11/23/04      3,500      3,500,000
  Brazos River Authority PCRB Series 2001D-1 AMT
    DN (Creidt Suisse LOC) (A-1+, VMIG-1)
    1.86%(b)                                            11/05/04      7,200      7,200,000
  Brazos River Authority PCRB Series 2001D-2 AMT
    DN (Credit Suisse LOC) (A-1+, VMIG-1)
    1.86%(b)                                            11/05/04      2,558      2,558,000
  Cypress-Fairbanks Independent School District GO
    Series 2004C-16 DN (PSF Guaranteed, Wachovia
    Bank SBPA)
    1.84%(b)                                            11/05/04      4,500      4,500,000
  Dallas Fort Worth International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004
    PT-2156 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    1.85%(b)                                            11/05/04      2,630      2,630,000
  Dallas Fort Worth International Airport RB Series
    2003A-34 AMT DN (FSA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    1.89%(b)                                            11/05/04      5,000      5,000,000
  Grapevine GO Series 1995 MB (MBIA Insurance)
    (AAA, Aaa)
    5.25%                                               02/15/05        500        506,031

48

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Gulf Coast IDRB (Cinergy Solutions Project) Series
    2004 AMT DN (A-2, VMIG-2)
    1.96%(b)                                          11/05/04    $ 8,500    $  8,500,000
  Gulf Coast Waste Disposal Authority Environmental
    Facilities RB (Exxon Mobil Project) Series 2000
    AMT DN (A-1+, VMIG-1)
    1.70%(b)                                          11/01/04     11,100      11,100,000
  Gulf Coast Waste Disposal Authority RB (Air
    Products Project) Series 1999 AMT DN
    (A-1, VMIG-1)
    1.87%(b)                                          11/05/04     10,000      10,000,000
  Harris County Housing Financing Corporation
    Multi-Family Housing RB (Torrey Chase
    Apartments Project) Series 1998 AMT DN
    (General Electric Co. Guaranty) (P-1)
    2.05%(b)                                          11/05/04     10,920      10,920,000
  Harris County Industrial Development Corporation
    Solid Waste Disposal RB (Exxon Mobil Project)
    Series 1997 AMT DN (A-1+, VMIG-1)
    1.71%(b)                                          11/01/04     17,200      17,200,000
  Houston Housing Finance Corporation RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004
    PT-2101 AMT DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)                                          11/05/04      4,985       4,985,000
  Houston Utility System RB Series 2004C-17 DN
    (MBIA Insurance, Wachovia Bank N.A. SBPA)
    1.84%(b)                                          11/05/04      3,000       3,000,000
  Lower Neches Valley Authority Industrial
    Development Corporation Exempt Facilities RB
    (Exxon Mobil Guaranty Project) Series 2001B DN
    (A-1+, VMIG-1)
    1.70%(b)                                          11/01/04     52,987      52,987,000
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    1.94%(b)                                          11/05/04        829         829,000
  Panhandle Regional Housing Finance RB Series
    2004 PT-2086 AMT DN (Merrill Lynch & Co.
    Guaranty) (AA-, F-1+)
    1.90%(b)                                          11/05/04      3,365       3,365,000
  Port Arthur Navigation District Industrial
    Development Corporation Exempt Facilities RB
    (Air Products & Chemical Project) Series 2000
    AMT DN (A-1, VMIG-1)
    1.87%(b)                                          11/05/04     10,000      10,000,000
  San Antonio Airport System RB Series 2004-107 DN
    (FGIC Insurance, BNP Bank SBPA)
    1.85%(b)                                          11/05/04      4,345       4,345,000
  San Marcos Independent School District GO Series
    2004C-23 MB (PSF Guaranty, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    1.70%                                             09/16/05      1,000       1,000,000
  Tarrant County Housing Finance Corporation RB
    Series 2004 PT-2044 DN (Merrill Lynch & Co.
    Guaranty)
    1.90%(b)                                          11/05/04      2,425       2,425,000
  Texas TRAN Series 2004 MB (SP-1+, MIG-1)
    3.00%                                             08/31/05     67,185      67,945,443
  Texas State Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1278 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1C+)
    1.90%(b)                                          11/05/04      9,065       9,065,000
  Texas State Department of Housing & Community
    Affairs Multi-Family RB Series 2001 PT-1347 AMT
    DN (Merrill Lynch & Co. Guaranty) (A-1C+)
    1.90%(b)                                          11/05/04     10,635      10,635,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas State Department of Housing & Community
    Affairs Multi-Family RB Series 2003 PT-1868 AMT
    DN (Merrill Lynch & Co. Guaranty)
    1.90%(b)                                          11/05/04    $ 3,970    $  3,970,000
  Texas State Department of Housing & Community
    Affairs Single Family RB Series 2004F AMT MB
    (CDC Municipal Products Inc. Guaranty)
    (A-1+, Aa1, AAA)
    1.95%                                             08/03/05     15,000      15,000,000
  Texas Turnpike Authority Central Texas Turnpike
    System RB Series 2004 PZ-39 DN (AMBAC
    Financial Group, Merrill Lynch & Co. Guaranty)
    1.88%(b)                                          11/05/04      4,660       4,660,000
  Victory Street Public Facilities Corporation Texas
    Multi-Family RB Series 2003 PT-2059 AMT DN
    (Merrill Lynch & Co. Guaranty)
    1.90%(b)                                          11/05/04      7,300       7,300,000

                                                                             ============
                                                                              295,167,307
                                                                             ------------
Utah - 0.1%
  Salt Lake County Solid Waste Disposal RB
    (Kennecott Copper Project) Series 1995A AMT DN
    (Rio Tinto Corp. Guaranty) (A-1+, VMIG-1)
    1.83%(b)                                          11/05/04      1,000       1,000,000
  Utah GO Series 2002A BAN
    5.00%                                             07/01/05        525         536,693

                                                                             ============
                                                                                1,536,693
                                                                             ------------
Vermont - 0.1%
  Vermont IDRB (Alpine Pipeline Co. Project) Series
    1999 AMT DN (KeyBank N.A. LOC)
    1.91%(b)                                          11/05/04      1,245       1,245,000
                                                                             ------------
Virginia - 1.1%
  Botetourt County IDRB (Altec Industries Project)
    Series 2001 AMT DN (Amsouth Bank of Alabama
    LOC) (A-1)
    1.92%(b)                                          11/05/04      2,600       2,600,000
  Cabell Lifecare Facilities RB (Foster Foundation
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    1.85%(b)                                          11/05/04      4,500       4,500,000
  Chesapeake Bay Bridge & Tunnel Commission
    Virginia District RB (General Resolution Project)
    Series 1995 MB
    5.80%                                             07/01/05        285         298,840
  Chesterfield County IDRB (P-Float Trust Receipts)
    Series 2003 PT-886 DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    1.86%(b)                                          11/05/04      3,095       3,095,000
  Chesterfield County IDRB Series 2004 PT-2133 DN
    (Merrill Lynch & Co. Guaranty & Merrill Lynch
    Capital Services SBPA) (F-1+, AA-)
    1.86%(b)                                          11/05/04      9,750       9,750,000
  Norfolk Redevelopment & Housing Authority
    Multi-Family Housing RB (Residential Rental
    Project) Series 2003 AMT DN (SunTrust Bank
    LOC)
    1.94%(b)                                          11/05/04      2,064       2,064,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    1.92%(b)                                          11/05/04      1,400       1,400,000
  Virginia Beach Development Authority Multi-Family
    Housing RB (Residential Rental Housing Project)
    Series 2002 AMT DN (Branch Banking & Trust Co.
    LOC)
    1.94%(b)                                          11/05/04      1,750       1,750,000

                                                49

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

OCTOBER 31, 2004

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series 1989
    AMT DN (Branch Banking & Trust Co. LOC)
    2.15%(b)                                             11/05/04    $   135    $   135,000

                                                                                ===========
                                                                                 25,592,840
                                                                                -----------
Washington - 2.9%
  Chelan County Public Utility District RB (First Union
    Merlots Trust Receipts) Series 2001B DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    1.89%(b)                                             11/05/04      4,995      4,995,000
  Pilchuck Public Development Corporation RB
    (Holden-McDaniels Partners Project) Series 1996
    AMT DN (KeyBank N.A. LOC)
    1.91%(b)                                             11/05/04      1,650      1,650,000
  Port of Seattle RB Series 2003 PT-1718 DN (FGIC
    Insurance, BNP Paribas SBPA) (A-1+)
    1.85%(b)                                             11/05/04      1,800      1,800,000
  Port of Seattle GO (Stars Certificates Project) Series
    2004-47 AMT DN (Financial Assurance, BNP
    Paribas SBPA) (AAA, VMIG-1)
    1.85%(b)                                             11/05/04      3,565      3,565,000
  Port of Seattle RB (Wachovia Merlot Trust Receipts)
    Series 2002B-04 AMT DN (Wachovia Bank N.A.
    LOC) (VMIG-1)
    1.89%(b)                                             11/05/04     13,520     13,520,000
  Port of Seattle RB Series 2003 PT-1719 DN (FGIC
    Insurance, BNP Paribas SBPA)
    1.87%(b)                                             11/05/04      1,545      1,545,000
  Port of Seattle RB Series 2003 PT-720 AMT DN
    (FGIC Insurance, BNP Paribas SBPA) (A-1+)
    1.87%(b)                                             11/05/04      2,500      2,500,000
  Seattle Housing Authority RB (Newholly Phase 111
    Project) Series 2002 AMT DN (KeyBank N.A. LOC)
    (VMIG-1)
    1.84%(b)                                             11/05/04      2,355      2,355,000
  Seattle Housing Authority RB (Rainier Vista Project
    Phase I) Series 2003 AMT DN (KeyBank N.A. LOC)
    (A-1)
    1.84%(b)                                             11/05/04     11,250     11,250,000
  Washington Housing Financing Committee
    Non-Profit Housing RB (Emerald Heights Project)
    Series 2003 DN (Bank of America N.A. LOC)
    (F-1+)
    1.80%(b)                                             11/01/04      8,710      8,710,000
  Washington Housing Financing Committee
    Non-Profit Housing RB Series 2003 PT-838 AMT
    DN (AIG Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                             11/05/04      2,710      2,710,000
  Washington Housing Financing Committee
    Non-Profit Housing RB Series 2003 PT-892 DN
    (AIG Insurance, Merrill Lynch & Co. SBPA)
    1.86%(b)                                             11/05/04      9,300      9,300,000
  Yakima County Public Corporation RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    1.87%(b)                                             11/05/04        795        795,000
  Yakima County RB (Oord Dairy Project) Series 2004
    AMT DN (Key Bank N.A. LOC)
    1.91%(b)                                             11/05/04      4,415      4,415,000

                                                                                ===========
                                                                                 69,110,000
                                                                                -----------

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
West Virginia - 0.1%
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    1.96%(b)                                             11/05/04    $ 1,495    $ 1,495,000
                                                                                -----------
Wisconsin - 2.2%
  Germantown IDRB (Cambridge Major Labs Project)
    Series 2003 AMT DN (Bank One N.A. LOC)
    1.96%(b)                                             11/05/04      6,000      6,000,000
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    1.85%(b)                                             11/05/04      4,000      4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    1.92%(b)                                             11/05/04        780        780,000
  New Berlin School District TRAN Series 2004
    3.00%                                                09/01/05     12,540     12,685,991
  Oshkosh IDRB (Oskosh Coil Spring Project) Series
    2000A AMT DN (Bank One Wisconsin LOC)
    1.92%(b)                                             11/05/04      2,100      2,100,000
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    1.96%(b)                                             11/05/04      2,200      2,200,000
  Wisconsin Housing & Economic Development
    Authority Single Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-758 AMT DN
    (Security Life of Denver Insurance, Merrill Lynch
    SBPA)
    1.86%(b)                                             11/05/04      2,475      2,475,000
  Wisconsin Housing & Economic Development
    Authority Single Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-860 DN
    (Bayeriche Landesbank Girozentrale SBPA,
    Merrill Lynch & Co. Guaranty)
    1.86%(b)                                             11/05/04     21,405     21,405,000

                                                                                ===========
                                                                                 51,645,991
                                                                                -----------
Wyoming - 0.6%
  Cheyenne IDRB (Grobet File Co., Inc. Project) Series
    2001 AMT DN (National City Bank N.A. LOC)
    1.89%(b)                                             11/05/04      2,600      2,600,000
  Green River RB (Rhone-Poulenc LP Project) Series
    1994 AMT DN (Fleet National Bank LOC) (VMIG-1)
    2.02%(b)                                             11/05/04     11,400     11,400,000

                                                                                ===========
                                                                                 14,000,000
                                                                                -----------

TOTAL INVESTMENTS IN
SECURITIES -  100.7%
  (Cost                     2,413,131,637
$2,413,131,637(a))
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (0.7)%            (17,621,756)
                            -------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  2,316,018,528
Institutional Shares,
  79,581,344 Dollar
Shares, 2,148
  Bear Stearns Premier
Select Shares
  and 2,143 Bear Stearns
Premier
  Shares outstanding)      $2,395,509,881
                           ==============

50

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONCLUDED)

OCTOBER 31, 2004

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,315,927,081/2,316,018,528)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($79,578,509/79,581,344)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
                  ($2,148/2,148)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,143/2,143)            $  1.00
                                            =======

-------------------

 (a) Cost for Federal income tax purposes is $2,413,132,149.

 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2004, the Fund held 8.0% of its net assets, with a current market value of $192,200,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                             CALIFORNIA MONEY FUND

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS - 99.8%
California - 92.6%
  ABAG Finance Authority Non-Profit Corporations
    RB (Blood Centers of Pacific Project) Series
    2002A DN (Wells Fargo Bank LOC) (A-1+)
    1.65%(b)                                            11/01/04    $ 5,725    $ 5,725,000
  ABAG Finance Authority Non-Profit Corporations
    RB (Lease Revenue Pass-Through Obligation)
    Series 2003A DN (Societe Generale LOC) (A-1+)
    1.85%(b)                                            11/05/04      1,845      1,845,000
  Alameda-Contra Costa District GO Series 2004
    TRAN (A-1+, MIG-1)
    3.00%                                               07/07/05      4,000      4,037,990
  Alameda-Contra Costa Schools Finance Authority
    Certificates of Participation (Capital
    Improvements Financing Project) Series 1997F
    DN (Kredietbank N.V. LOC) (A-1+)
    1.83%(b)                                            11/05/04        800        800,000
  Butte County Board of Education GO Series 2004
    TRAN
    2.75%                                               09/29/05     14,100     14,252,748
  California Affordable Housing Agency Multi-Family
    RB (Merrill Lynch P-Float Trust Receipts) Series
    2003 PT-2049 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    1.83%(b)                                            11/05/04      1,480      1,480,000
  California Communities Housing & Finance Agency
    RB (Lease Revenue Pass-Through Obligation
    Project) Series 2001A DN (Societe Generale LOC)
    (A-1+)
    1.85%(b)                                            11/05/04      4,000      4,000,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    1.76%(b)                                            11/05/04      4,850      4,850,000
  California Economic Recovery RB Series 2004-931
    DN (Morgan Stanley Liquidity Facility) (A-1, AA-)
    1.79%(b)                                            11/05/04      2,000      2,000,000
  California Economic Recovery RB Series 2004C DN
    (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04     14,100     14,100,000
  California Economic Recovery RB Series 2004C3 DN
    (Landesbank Hessen Thuringen Girozentrale
    LOC) (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04      1,000      1,000,000
  California Economic Recovery RB Series 2004C-5
    DN (Bank of America SBPA) (A-1+, VMIG-1)
    1.68%(b)                                            11/05/04      5,500      5,500,000
  California Economic Recovery RB Series 2004C-6
    DN (Citibank LOC) (A-1+, VMIG-1)
    1.71%(b)                                            11/01/04     29,850     29,850,000
  California Educational Facilities Authority RB (Art
    Center Design College Project) Series 2002A DN
    (M&T Bank Corp. SBPA) (VMIG-1)
    1.85%(b)                                            11/05/04      3,745      3,745,000
  California Educational Facilities Authority RB (Santa
    Clara University Project) Series 2002B DN (MBIA
    Insurance, M&T Bank Corp. SBPA) (VMIG-1)
    1.75%(b)                                            11/05/04      2,000      2,000,000
  California Educational Facilities Authority RB
    (University of Southern California Project) Series
    2003C MB (A-1+, MIG-1)
    1.01%                                               03/18/05     12,500     12,475,501
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC Insurance,
    ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
    1.78%(b)                                            11/05/04      6,000      6,000,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  California GO (Wachovia Merlots Trust Receipts)
    Series 2002A-47 DN (MBIA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    1.83%(b)                                            11/05/04    $ 6,500    $ 6,500,000
  California GO (Wachovia Merlots Trust Receipts)
    Series 2003 DN (AMBAC Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    1.83%(b)                                            11/05/04      5,175      5,175,000
  California GO Series 1997 SG-91 DN (FGIC
    Insurance, Societe Generale LOC) (A-1+)
    1.78%(b)                                            11/05/04     10,120     10,120,000
  California GO Series 2003A-2 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04     15,100     15,100,000
  California GO Series 2003C-1 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1, VMIG-1, F-1+)
    1.76%(b)                                            11/05/04      3,000      3,000,000
  California GO Series 2004A RAN (SP-1, MIG-1)
    3.00%                                               06/30/05     10,000     10,082,500
  California GO Series 2004 MB (A, A3)
    3.00%                                               03/01/05      8,395      8,437,736
  California Health Facilities Financing Authority RB
    (Catholic Healthcare West Project) Series 1988B
    DN (MBIA Insurance, Morgan Guaranty Trust
    SBPA) (A-1+, VMIG-1)
    1.77%(b)                                            11/05/04      2,000      2,000,000
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    1.83%(b)                                            11/05/04     10,000     10,000,000
  California Health Facilities Financing Authority RB
    Series 2002-591 DN (Morgan Stanley Liquidity
    Facility) (A-1+)
    1.81%(b)                                            11/05/04      9,400      9,400,000
  California Infrastructure & Economic Development
    Bank RB (Academy of Motion Pictures Arts &
    Science Project) Series 2002 DN (AMBAC
    Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    1.78%(b)                                            11/05/04      2,500      2,500,000
  California Infrastructure & Economic Development
    Bank RB (J. Paul Getty Trust Project) Series
    2003B MB (J. Paul Getty Trust Guaranty)
    (A-1+, VMIG-1)
    1.17%                                               02/01/05     10,000      9,993,242
  California RB (Municipal Securities Trust Receipts)
    Series 1997 SGA-58 DN (FGIC Insurance, Societe
    Generale SBPA) (SP-1+, VMIG-1)
    1.80%(b)                                            11/05/04      8,165      8,165,000
  California State Commercial Paper Series 2004 MB
    (Multiple LOCs)
    1.82%                                               12/08/04     10,000     10,000,000
  California Statewide Communities Development
    Authority Certificate of Participation RB Series
    2004-909 DN (MBIA Insurance, Morgan Stanley
    Liquidity Facility) (F-1+)
    1.78%(b)                                            11/05/04      8,500      8,500,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2000 PT-1268 DN (Merrill
    Lynch & Co. Guaranty) (A-1+)
    1.83%(b)                                            11/05/04     10,000     10,000,000

52

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  Eastern Municipal Water District Water & Sewer
    Certificates of Participation (Riverside County
    Project) Series 1993B DN (FGIC Insurance, J.P.
    Morgan Chase SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04    $ 2,200    $ 2,200,000
  Eastern Municipal Water District Water & Sewer RB
    Series 2003B DN (FGIC Insurance, Lloyds Bank
    SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04      2,425      2,425,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    1.83%(b)                                           11/05/04      8,175      8,175,000
  Fresno County GO Series 2004-5 TRAN (SP-1+)
    3.00%                                              06/30/05      5,000      5,046,148
  Glendale Hospital RB Series 2002-590 DN (Morgan
    Stanley Group LOC) (A-1+)
    1.81%(b)                                           11/05/04      8,800      8,800,000
  Golden State Tobacco Settlement Securitization
    Corporation RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PA-1236 DN (Merrill Lynch
    & Co. Guaranty, Merrill Lynch Capital Services
    SBPA) (F-1+)
    1.87%(b)                                           11/05/04        800        800,000
  Golden State Tobacco Settlement Securitization
    Corporation RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-2338 DN (Merrill Lynch
    Capital Services SBPA) (F1+)
    1.87%(b)                                           11/05/04      1,745      1,745,000
  Golden State Tobacco Settlement Securitization
    Corporation RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Credit Support)
    (AAA)
    1.81%(b)                                           11/05/04      4,995      4,995,000
  Golden State Tobacco Settlement Securitization
    Corporation RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    1.81%(b)                                           11/05/04      3,540      3,540,000
  Long Beach Aquarium of the Pacific RB Series
    1995A MB (MBIA Insurance) (AAA, Aaa)
    6.12%                                              07/01/05      1,000      1,050,565
  Los Angeles County Housing Authority Multi-Family
    Housing RB (Lincoln Malibu Meadows Project)
    Series 1998B DN (Federal National Mortgage
    Association Guaranty) (A-1+)
    1.75%(b)                                           11/05/04      4,350      4,350,000
  Los Angeles County Public Works Finance Authority
    Lease RB Series 2000J DN (AMBAC Insurance,
    Wachovia Bank N.A. LOC) (VMIG-1)
    1.83%(b)                                           11/05/04      5,000      5,000,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-2 DN (Bayerische
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04      8,400      8,400,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-8 DN (Multiple
    LOC) (A-1+, VMIG-1)
    1.82%(b)                                           11/05/04      5,100      5,100,000
  Los Angeles Department of Water & Power MB
    (Dexia Credit LOC) (A-1+, P-1)
    1.42%                                              12/10/04      5,000      5,000,000
  Los Angeles Unified School District GO (ABN-AMRO
    Munitops Trust Certificates) Series 1999C DN
    (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
    (VMIG-1)
    1.80%(b)                                           11/05/04      4,600      4,600,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  Los Angeles Unified School District GO Series
    1997E DN (MBIA Insurance, Wachovia Bank N.A.
    LOC) (VMIG-1)
    1.83%(b)                                           11/05/04    $ 4,985    $ 4,985,000
  Los Angeles Wastewater Systems RB Series 2002A
    DN (FGIC Insurance, Bank of America N.A.
    Liquidity Facility) (A-1+)
    1.80%(b)                                           11/05/04      5,000      5,000,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A DN (FGIC Insurance) (A-1+, MIG-1)
    1.15%(b)                                           12/09/04      2,500      2,500,000
  Metropolitan Water Distribution Southern California
    Waterworks RB Series 1996A DN (AMBAC
    Insurance, Lloyds Bank SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04      4,100      4,100,000
  Metropolitan Water Distribution Southern California
    Waterworks RB Series 2003C-1 DN (Dexia Credit
    LOC) (A-1+, VMIG-1)
    1.71%(b)                                           11/05/04      2,900      2,900,000
  Newport Beach Hospital RB (Hoag Memorial
    Presbyterian Hospital Project) Series 1992 DN
    (Credit Suisse LOC) (A-1+, VMIG-1)
    1.68%(b)                                           11/01/04     13,920     13,920,000
  Newport Beach Hospital RB (Hoag Memorial
    Presbyterian Hospital Project) Series 1999A DN
    (A-1+, VMIG-1)
    1.81%(b)                                           11/05/04      2,500      2,500,000
  Oakland Unified School District of Alameda County
    GO (Bear Stearns Trust Certificates) Series
    2002A-9035 DN (FGIC Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (A-1)
    1.81%(b)(c)                                        11/05/04     11,095     11,095,000
  Orange County Sanitation District Certificates of
    Participation Series 2000A DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    1.70%(b)                                           11/01/04      2,500      2,500,000
  Pacific Housing & Finance Agency RB (Lease
    Revenue Pass-Through Obligation) Series 2001A
    DN (Societe Generale LOC) (A-1+)
    1.85%(b)                                           11/05/04      4,000      4,000,000
  Ramona Unified School District Certificates of
    Participation Series 2004 DN (Kredietbank LOC)
    (A-1+, AAA)
    1.75%(b)                                           11/05/04      5,000      5,000,000
  Sacramento Municipal Utilities District RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2003-17 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    1.78%(b)                                           11/05/04     11,835     11,835,000
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    1.80%(b)                                           11/05/04      3,975      3,975,000
  Sacramento Municipal Utility District RB Series
    2000A DN (AMBAC Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    1.83%(b)                                           11/05/04     10,555     10,555,000
  Sacramento Unified School District GO (ABN-AMRO
    Munitops Trust Certificates) Series 2002-9 MB
    (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    1.35%                                              11/17/04      7,485      7,485,000
  Sacramento Unified School District GO Series
    2003-04 TRAN (MIG-1)
    2.00%                                              11/12/04      5,000      5,001,412

                                                53

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2004

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  San Bernardino County Multi-Family Housing RB
    (WLP Parkview Place Project) Series 2004A DN
    (Federal National Mortgage Association
    Guaranty) (A-1+, AAA)
    1.75%(b)                                          11/05/04    $ 4,500    $  4,500,000
  San Diego Multi-Family Housing RB (Lusk Mira
    Mesa Apartments Project) Series 1985E DN
    (Federal Home Loan Bank Guaranty, Merrill
    Lynch Capital Services SBPA) (A-1+)
    1.80%(b)                                          11/05/04      1,200       1,200,000
  San Francisco City & County Public Utilities RB
    (Commission for Clean Water Project) Series
    2003A DN (MBIA Insurance, Wachovia Bank N.A.
    LOC) (VMIG-1)
    1.83%(b)                                          11/05/04      3,190       3,190,000
  San Jose Multi-Family Housing RB (Timberwood
    Apartments Project) Series 1995A DN (Wells
    Fargo Bank LOC) (VMIG-1)
    1.78%(b)                                          11/05/04      2,775       2,775,000
  Santa Barbara County GO Series 2004A TRAN
    (SP-1+)
    3.00%                                             07/26/05      4,850       4,902,046
  Santa Clara Financing Authority Lease RB (VMC
    Facilities Replacement Project) Series 1985B DN
    (Union Bank of Switzerland LOC) (A-1, VMIG-1)
    1.75%(b)                                          11/05/04     10,000      10,000,000
  Southern California Public Power Authority RB (San
    Juan Power Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank N.A. LOC) (VIMG-1)
    1.83%(b)                                          11/05/04      4,210       4,210,000
  Val Verde Unified School District Certificates of
    Participation (Land Bank Progarm) Series 2004A
    DN (Bank of America LOC) (VMIG-1)
    1.75%(b)                                          11/05/04      2,600       2,600,000
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, BNP Paribas
    Liquidity Facility) (VMIG-1)
    1.78%(b)                                          11/05/04      6,885       6,885,000
  Western Placer Unified School District Certificates
    of Participation Series 2004A DN (FSA Insurance,
    Dexia Credit Locale SBPA) (Aaa, F-1+)
    1.75%(b)                                          11/05/04     10,000      10,000,000
  Yuba California Community College District Series
    2004 TRAN (SP-1)
    3.00%                                             09/09/05      3,000       3,036,337

                                                                             ============
                                                                              464,511,225
                                                                             ------------

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Puerto Rico - 7.2%
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority Special Obligation Bonds
    (ABN-AMRO Munitops Trust Certificates) Series
    2000A-17 MB (ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    1.60%                                             01/26/05    $ 7,500    $  7,500,000
  Commonwealth of Puerto Rico Public Improvement
    GO (Merrill Lynch P-Float Trust Receipts) Series
    2001 PA-931 DN (XLCA Insurance, Merrill Lynch
    Capital Services SBPA) (A-1)
    1.77%(b)                                          11/05/04        460         460,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2001 DN (FSA Insurance, Toronto
    Dominion LOC) (A-1+)
    1.75%(b)                                          11/05/04      4,445       4,445,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2002A ROCS-II-R-185 DN (FGIC
    Insurance, Salomon Smith Barney Liquidity
    Facility) (VMIG-1)
    1.77%(b)                                          11/05/04      3,505       3,505,000
  Commonwealth of Puerto Rico RB Series 2004
    TRAN (SP-1+, MIG-1)
    3.00%                                             07/29/05      2,920       2,948,872
  Puerto Rico Public Financing Corporation RB Series
    2001-520 MB (MBIA Insurance, Morgan Stanley
    Dean Witter Liquidity Facility) (VMIG-1)
    1.62%                                             08/10/05      6,345       6,345,000
  Puerto Rico Public Financing Corporation RB Series
    2004-911 DN (CIFG-TCRS Credit Support, Morgan
    Stanley Group Liquidity Facility) (AAA, F-1+)
    1.78%(b)                                          11/05/04      5,497       5,497,000
  Puerto Rico Public Financing Corporation RB Series
    2004 DN (Citibank Liquidity Facility) (A-1+)
    1.77%(b)                                          11/05/04      5,195       5,195,000

                                                                             ============
                                                                               35,895,872
                                                                             ------------

54

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONCLUDED)

OCTOBER 31, 2004

                             VALUE
                        ---------------
TOTAL INVESTMENTS IN
SECURITIES -  99.8%
  (Cost $500,407,097(a))  $500,407,097
OTHER ASSETS IN EXCESS
OF
  LIABILITIES - 0.2%         1,024,350
                          ------------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  454,835,486
Institutional Shares,
  1,352,103 Dollar
Shares, 120,382
  Cash Management
Shares,
  1,737,494
Administration Shares,
  6,306,753 Bear Stearns
Shares,
  2,150 Bear Stearns
Premier Select
  Shares, 37,214,711
Bear Stearns
  Private Client Shares
and 2,144
  Bear Stearns Premier
Shares
  outstanding)            $501,431,447
                          ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($454,698,404/454,835,486)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($1,347,323/1,352,103)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
          ($120,395/120,382)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
      ($1,737,493/1,737,494)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
      ($6,307,383/6,306,753)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
              ($2,152/2,150)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
    ($37,216,150/37,214,711)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
              ($2,147/2,144)                $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.

 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2004, the Fund held 2.2% of its net assets, with a current market value of $11,095,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              55

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              NEW YORK MONEY FUND

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS - 100.4%
New York - 93.5%
  Bethlehem Central School District GO Series 2004
    BAN
    3.00%                                               09/23/05    $ 3,000    $ 3,035,494
  Chester GO Series 2004 BAN
    3.00%                                               08/03/05      1,500      1,516,126
  City of New York GO (Citibank Trust Receipts) Series
    2003R ROC-II-251A DN (Citibank Liquidity
    Facility) (VMIG-1)
    1.83%(b)                                            11/05/04      5,000      5,000,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility) (VMIG-1)
    1.78%(b)                                            11/05/04      2,144      2,143,750
  City of New York GO (Wachovia Merlots Trust
    Receipts) Series 2004C-09 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04      3,000      3,000,000
  City of New York GO Series 1994B-4 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    1.70%(b)                                            11/01/04      1,800      1,800,000
  City of New York GO Series 1997 DN (AMBAC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    1.79%(b)                                            11/05/04      1,760      1,760,000
  City of New York GO Series 2001A-8 DN (Retail Food
    Stores Guaranty) (A-1+, VMIG-1)
    1.72%(b)                                            11/05/04      1,000      1,000,000
  City of New York GO Series 2003A-2 DN (Bank of
    America LOC) (A-1, VMIG-1)
    1.72%(b)                                            11/05/04        770        770,000
  City of New York GO Series 2003A-5 DN (HSBC
    Bank LOC) (A-1)
    1.78%(b)                                            11/05/04      1,000      1,000,000
  City of New York GO Series 2004H-7 DN (KBC Bank
    N.V. LOC) (A-1, VMIG-1)
    1.71%(b)                                            11/01/04        100        100,000
  City of New York Housing Development Corporation
    Multi-Family Rental Housing RB (Columbus
    Apartments Project) Series 1995A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    1.74%(b)                                            11/05/04      1,600      1,600,000
  City of New York Housing Development Corporation
    Multi-Family Rental Housing RB (Parkgate
    Development Project) Series 1998A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    1.70%(b)                                            11/05/04      1,000      1,000,000
  City of New York Housing Development Corporation
    Multi-Family Rental Housing RB (Related
    Monterey Project) Series 1997A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    1.74%(b)                                            11/05/04      7,300      7,300,000
  City of New York IDA Civic Facilities RB (Abraham
    Joshua Heschel Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    1.80%(b)                                            11/05/04      2,000      2,000,000
  City of New York IDA Civic Facilities RB (Hewitt
    School Project) Series 2002 DN (Allied Irish Bank
    LOC)
    1.75%(b)                                            11/05/04      1,600      1,600,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1994G
    DN (FGIC Insurance) (A-1+, VMIG-1)
    1.71%(b)                                            11/01/04      1,800      1,800,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2003C-1 DN (State Street Bank & Trust Co. LOC)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/01/04    $10,400    $10,400,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2004R-4061 ROC-II DN (Citigroup Global Market
    Holdings, Inc. SBPA) (VMIG-1)
    1.78%(b)                                            11/05/04      3,000      3,000,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Reciepts)
    Series 1994C DN (AMBAC Insurance, Citibank
    Liquidity Facility) (VMIG-1)
    1.78%(b)                                            11/05/04      8,000      8,000,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility) (A-1+)
    1.78%(b)                                            11/05/04      9,900      9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility) (A-1+)
    1.78%(b)                                            11/05/04      3,300      3,300,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds) Series
    1998A-2 DN (Morgan Guaranty Trust LOC)
    (A-1+, VMIG-1)
    1.75%(b)                                            11/05/04        300        300,000
  City of New York Transitional Finance Authority RB
    Series 2002-2E DN (New York State Common
    Retirement Fund SBPA) (A-1+, VMIG-1)
    1.74%(b)                                            11/05/04      2,800      2,800,000
  City of New York Transitional Financing Authority
    RB Series 2002-3H DN (Bank of New York LOC)
    (A-1+, VMIG-1)
    1.72%(b)                                            11/05/04        300        300,000
  City of New York Trust for Cultural Resources RB
    (Manhattan School of Music Project) Series 2000
    DN (First Union National Bank SBPA) (A-1)
    1.76%(b)                                            11/05/04      1,900      1,900,000
  City of New York Trust for Cultural Resources RB
    (The Museum of Broadcasting Project) Series
    1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
    1.72%(b)                                            11/05/04      2,400      2,400,000
  Dormitory Authority of the State of New York RB
    (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
    National Bank LOC) (A-1)
    1.74%(b)                                            11/05/04      1,380      1,380,000
  Dormitory Authority of the State of New York RB
    (Mental Health Services Project) Series 2003D-2B
    DN (Credit Locale de France LOC) (A-1+)
    1.74%(b)                                            11/05/04        600        600,000
  Dormitory Authority of the State of New York RB
    (Teresian Housing Corp. Project) Series 2003 DN
    (Lloyds Bank LOC) (A-1+)
    1.77%(b)                                            11/05/04      4,500      4,500,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    1.81%(b)                                            11/05/04      2,985      2,985,000

56

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2004

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    1.81%(b)                                           11/05/04     $7,190    $7,190,000
  Dormitory Authority of the State of New York RB
    Series 2001D DN (MBIA Insurance, Bank of
    America SBPA) (A-1+)
    1.80%(b)                                           11/05/04      1,900     1,900,000
  East Hampton Unified School District GO Series
    2004 TAN
    3.00%                                              06/29/05      1,000     1,010,069
  Erie County Asset Securitization Corporation RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2003 PA-1213 DN (Merrill Lynch & Co. Guaranty)
    (F-1+)
    1.87%(b)                                           11/05/04      3,620     3,620,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    1.84%(b)                                           11/05/04      2,300     2,300,000
  Franklin County IDA Civic Facility RB (Paul Smith's
    College Project) Series 1998 DN (KeyBank N.A.
    LOC)
    1.84%(b)                                           11/05/04      3,275     3,275,000
  Huntington Unified Free School District GO Series
    2004 TAN
    3.00%                                              06/29/05      2,000     2,019,747
  Lawrence Union Free School District GO Series
    2004 TAN
    3.00%                                              06/29/05      3,000     3,029,524
  Long Island Power Authority Electrical System RB
    Series 1998-7 DN (MBIA Insurance, Credit Suisse
    First Boston SBPA) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04      1,650     1,650,000
  Long Island Power Authority RB Series 2004 TECP
    (J.P. Morgan Chase LOC) (A-1+)
    1.20%                                              12/08/04      5,000     5,000,000
  Metropolitan Transportation Authority GO Series
    2004A-1 DN (XL Capital Assurance Inc., Depfa
    Bank PLC SBPA)
    1.75%(b)                                           11/01/04      2,000     2,000,000
  Metropolitan Transportation Authority GO Series
    2004A-2 DN (CDC-IXIS Financial Guaranty
    Insurance, Depfa Bank PLC SBPA)
    1.75%(b)                                           11/01/04      3,000     3,000,000
  Metropolitan Transportation Authority GO Series
    2004A-3 DN (XL Capital Assurance Inc., Depfa
    Bank PLC SBPA) (A-1+, VMIG-1)
    1.75%(b)                                           11/01/04      2,000     2,000,000
  Metropolitan Transportation Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2003R
    PA-1121 MB (MBIA Insurance, Merrill Lynch &
    Co. SBPA) (A-1)
    1.03%                                              03/10/05      2,495     2,495,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN (Bank
    of New York LOC) (VMIG-1)
    1.79%(b)                                           11/05/04      5,677     5,677,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-43 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    1.81%(b)                                           11/05/04      2,455     2,455,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    1.81%(b)                                           11/05/04     $4,985    $4,985,000
  Metropolitan Transportation Authority RB Series
    2004 TECP (ABN-AMRO Bank N.V. LOC)
    (A-1+, P-1)
    1.13%                                              11/09/04      7,000     7,000,000
  Middletown City School District GO Series 2003
    BAN
    2.00%                                              12/17/04      5,575     5,580,951
  Monroe County IDA Civic Facility RB (Sigal Center
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    1.80%(b)                                           11/01/04      1,700     1,700,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN (M&T
    Bank Corp. LOC) (A-1)
    1.81%(b)                                           11/05/04      2,750     2,750,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    1.85%(b)                                           11/05/04      2,500     2,500,000
  Nassau County Intermediate Finance Authority RB
    Series 2002B DN (FSA Insurance, BNP Paribas
    SBPA) (A-1+, VMIG-1)
    1.71%(b)                                           11/05/04      1,435     1,435,000
  Nassau Health Care Corporation RB Series 2004C-1
    DN (FSA Guaranty) (A-1+, VMIG-1)
    1.75%(b)                                           11/05/04      3,000     3,000,000
  Nassau Health Care Corporation RB Series 2004C-3
    DN (FSA Guaranty) (A-1+, VMIG-1)
    1.71%(b)                                           11/05/04      6,400     6,400,000
  New York City GO Series 1993A-8 DN (J.P. Morgan
    Chase SBPA) (A-1+, VMIG-1)
    1.70%(b)                                           11/01/04        500       500,000
  New York GO Series 2000B MB (Dexia Credit, Credit
    Locale de France LOC) (A-1+, MIG-1)
    1.58%                                              08/05/05      2,000     2,000,000
  New York GO Series 2004H-8 DN (WestDeutsche
    Landesbank LOC) (A-1+, VMIG-1)
    1.74%(b)                                           11/05/04        960       960,000
  New York Local Government Assistance
    Corporation RB Series 1994B DN (Credit Suisse
    LOC) (A-1+, VMIG-1)
    1.72%(b)                                           11/05/04      5,000     5,000,000
  New York Local Government Assistance
    Corporation RB Series 1995F DN (Toronto
    Dominion LOC) (A-1, VMIG-1)
    1.72%(b)                                           11/05/04      3,000     3,000,000
  New York State Environmental Facilities
    Corporation RB (Citibank Eagle Trust Receipts)
    (Clean Water & Drinking Project) Series 2003A
    DN (Citibank Liquidity Facility) (A-1+)
    1.78%(b)                                           11/05/04      5,710     5,710,000
  New York State Environmental Facilities
    Corporation RB (Citigroup Trust Receipts)
    (Facscorp Clean Water & Drinking Project) Series
    2003R-2014 ROC II DN (Citibank Liquidity Facility)
    (VMIG-1)
    1.78%(b)                                           11/05/04      2,690     2,690,000

                                                57

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2004

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York State Environmental Facilities
    Corporation RB (Citigroup Trust Receipts)
    (Facscorp Clean Water & Drinking Project) Series
    2003R-4001 ROC II DN (Citibank Liquidity Facility)
    (VMIG-1)
    1.78%(b)                                            11/05/04    $ 1,590    $  1,590,000
  New York State Housing Finance Agency RB (10
    Liberty Street Project) Series 2003 DN (Fleet
    National Bank LOC) (VMIG-1)
    1.74%(b)                                            11/05/04      8,000       8,000,000
  New York State Housing Finance Agency RB
    (Tribeca Green Housing Project) Series 2003A DN
    (Landesbank Hessen-Thuringen LOC) (VMIG-1)
    1.72%(b)                                            11/05/04      7,700       7,700,000
  New York State Thruway Authority RB Series 2004
    TECP (Landesbank Hessen-Thurigen Liquidity
    Facility) (A-1+, P-1)
    1.19%                                               12/10/04      3,000       3,000,000
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    1.85%(b)                                            11/05/04      3,000       3,000,000
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    1.84%(b)                                            11/05/04      4,000       4,000,000
  Oyster Bay GO Series 2000A MB
    2.00%                                               01/21/05      8,000       8,015,755
  Port Authority of New York & New Jersey RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2000-19 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1, F-1+)
    1.77%(b)                                            11/05/04      6,670       6,670,000
  Rensselaer County Civic Facilities IDRB (The Sage
    Colleges Project) Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    1.85%(b)                                            11/05/04      2,900       2,900,000
  Rockland County IDRB (Northern Manor Multicare
    Project) Series 2002 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    1.84%(b)                                            11/05/04      5,210       5,210,000
  Scarsdale Union Free School District GO Series
    2004 TAN
    3.00%                                               06/29/05      4,100       4,139,827
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    1.79%(b)                                            11/05/04      2,390       2,390,000
  Sullivan County GO Series 2004 BAN
    2.75%                                               09/09/05      2,000       2,018,498
    3.00%                                               09/09/05      2,000       2,022,703
  Syosset Central School District GO Series 2004 TAN
    3.00%                                               06/29/05      4,000       4,036,755
  Syracuse RB Series 2004C RAN (Bank of New York
    LOC) (MIG-1)
    2.75%                                               06/30/05      3,000       3,023,405
  Syracuse RB Series 2004E RAN (Depfa Bank LOC)
    (MIG-1)
    3.00%                                               06/30/05      2,000       2,014,900

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    1.77%(b)                                            11/05/04    $ 4,240    $  4,240,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    1.81%(b)(c)                                         11/05/04     10,500      10,500,000
  Triborough Bridge & Tunnel Authority RB (Citibank
    Eagle Trust Receipts) Series 2003A DN (FGIC
    Insurance, Citibank Liquidity Facility) (A-1+)
    1.78%(b)                                            11/05/04      2,000       2,000,000
  Triborough Bridge & Tunnel Authority RB (Credit
    Locale de France LOC) Series 2003B DN
    (A-1+, VMIG-1)
    1.76%(b)                                            11/05/04      9,700       9,700,000
  Triborough Bridge & Tunnel Authority RB Series
    2004-922 DN (Morgan Stanley Liquidity Facility)
    (F-1+)
    1.78%(b)                                            11/05/04      3,000       3,000,000
  Triborough Bridge & Tunnel Authority Special
    Obligation RB Series 2000C DN (FSA Insurance)
    (A-1+, VMIG-1)
    1.74%(b)                                            11/05/04        490         490,000
  Union Springs Central School District GO Series
    2004 BAN
    2.50%                                               06/30/05      1,265       1,272,005
  Wappinger GO Series 2004 BAN
    2.00%                                               04/29/05      3,000       3,011,691

                                                                               ============
                                                                                295,968,200
                                                                               ------------
Puerto Rico - 6.9%
  Commonwealth of Puerto Rico Highway &
    Transportation Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series 2002 PT-1052 DN
    (Merrill Lynch Capital Services Liquidity Facility)
    (A-1)
    1.79%(b)                                            11/05/04      4,000       4,000,000
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority Special Obligation Bonds
    (ABN-AMRO Munitops Trust Certificates) Series
    2000A-17 MB (ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    1.60%                                               01/26/05      7,000       7,000,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2003 MB (Merrill Lynch Capital
    Services Liquidity Facility) (A-1, AA+)
    1.30%                                               11/18/04      3,000       3,000,000
  Commonwealth of Puerto Rico RB Series 2004
    TRAN (SP-1+, MIG-1)
    3.00%                                               07/29/05      1,825       1,843,045
  Puerto Rico Electric Power Authority RB Series
    1997 DN (Societe Generale LOC) (A-1+)
    1.77%(b)                                            11/05/04      1,300       1,300,000

58

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONCLUDED)

OCTOBER 31, 2004

                                  PAR
                     MATURITY    (000)       VALUE
                    ---------- --------- -------------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
  Puerto Rico Public Financing
Corporation RB Series
  2004-911 DN (CIFG-TCRS Credit Support,
Morgan
  Stanley Group Liquidity Facility)
(AAA, F-1+)
      1.78%(b)      11/05/04   $4,697     $ 4,697,000

                                          ===========
                                           21,840,045
                                          -----------

TOTAL INVESTMENTS IN
SECURITIES -  100.4%
  (Cost $317,808,245(a))    317,808,245
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (0.4)%           (1,155,084)
                            -----------
NET ASSETS -  100.0%
(Equivalent
  to $1.00 per share
based on
  234,254,878
Institutional Shares,
  5,057,905 Dollar
Shares, 21,890,409
  Administration Shares,
1,419,262
  Bear Stearns Shares,
2,149 Bear
  Stearns Premier Select
Shares,
  53,932,986 Bear
Stearns Private
  Client Shares, and
2,144 Bear
  Stearns Premier Shares
  outstanding)             $316,653,161
                           ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($234,346,303/234,254,878)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($5,059,414/5,057,905)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($21,890,408/21,890,409)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
      ($1,419,736/1,419,262)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
              ($2,150/2,149)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE SHARE
    ($53,933,005/53,932,986)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
              ($2,145/2,144)                $  1.00
                                            =======

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      October 31, 2004, the Fund held 3.3% of its net assets, with a current market value of $10,500,000, in securities restricted as to resale.

        Key to Investment Abbreviations for all Statements of Net Assets

  AMBAC     American Municipal Bond Assurance Corp.
  AMT       Alternative Minimum Tax
  BAN       Bond Anticipation Note
  DN        Demand Note (Variable Rate)
  FGIC      Financial Guaranty Insurance Company
  FSA       Financial Security Assurance
  GO        General Obligation
  IDA       Industrial Development Authority
  IDRB      Industrial Development Revenue Bond
  LOC       Letter of Credit
  MB        Municipal Bond
  MBIA      Municipal Bond Insurance Association
  PCRB      Pollution Control Revenue Bond
  RAN       Revenue Anticipation Note
  RB        Revenue Bond
  SBPA      Stand-by Bond Purchase Agreement
  TAN       Tax Anticipation Note
  TECP      Tax Exempt Commercial Paper
  TRAN      Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2004. The ratings have not been audited by the Independent Registered Public Accounting
Firm and, therefore, are not covered by the Report of the Independent
Registered Public Accounting Firm.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              59

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2004

                                                    TEMPFUND             TEMPCASH            FEDFUND
                                                ----------------   -------------------   ---------------
Investment Income:
 Interest income ............................    $ 323,286,703        $ 139,512,325       $ 31,497,050
                                                 -------------        -------------       ------------
Expenses:
 Investment advisory fee ....................       21,100,681          11,237,725           2,939,244
 Administration fee .........................       26,929,544          12,297,155           3,935,188
 Custodian fee ..............................        1,634,330             716,180             184,390
 Transfer agent fee .........................        1,474,227             559,936             174,793
 Shareholder servicing fees - class
   specific .................................       11,580,763           1,164,474           1,153,039
 Distribution fees - class specific .........          839,724                   4             108,464
 Legal fees .................................          170,085              75,133              16,700
 Audit fees .................................           92,957              41,597               8,791
 Printing ...................................           81,396              33,242              14,683
 Registration fees and expenses .............           77,447              51,250              68,709
 Trustees' fees and expenses ................          188,461              81,289              25,626
 Other ......................................          576,583             249,566              93,329
                                                 -------------        -------------       ------------
Total expenses ..............................       64,746,198          26,507,551           8,722,956
                                                 -------------        -------------       ------------
Less investment advisory and adminis-
 tration fees waived ........................       (6,483,940)         (5,904,806)         (2,369,742)
Less distribution fees waived - class
 specific ...................................         (285,403)                  -             (60,650)
Less shareholder servicing fees waived -
 class specific .............................         (164,913)                   (3)          (27,818)
Less custody fees paid indirectly ...........                -                   -              (1,562)
                                                 -------------        --------------      ------------
Net expenses ................................       57,811,942          20,602,742           6,263,184
                                                 -------------        --------------      ------------
Net investment income .......................      265,474,761         118,909,583          25,233,866
 Net realized gain (loss) from investment
   transactions .............................         (334,198)            (78,365)              9,583
                                                 -------------        --------------      ------------
 Net increase in net assets resulting from
   operations ...............................    $ 265,140,563        $ 118,831,218       $ 25,243,449
                                                 =============        ==============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       60

                           BLACKROCK LIQUIDITY FUNDS

                    FEDERAL TRUST      TREASURY TRUST                                             CALIFORNIA        NEW YORK
     T-FUND              FUND               FUND             MUNIFUND           MUNICASH          MONEY FUND       MONEY FUND
---------------   -----------------   ----------------   ---------------   ------------------   --------------   --------------
 $ 37,954,086        $ 1,664,200        $ 15,915,888      $ 23,060,253        $ 28,481,745       $  5,407,165     $ 3,807,485
 ------------        -----------        ------------      ------------        ------------       ------------     -----------
    3,718,915           162,233            1,656,783         3,197,364          3,713,133             961,669         691,934
    4,720,307           246,510            2,405,075         3,197,364          3,713,133             841,460         605,442
      226,533            14,929              118,293           146,393            177,330              43,758          32,845
      233,268            25,848               92,401           121,235            125,450              38,526          27,854
    2,239,077            16,889              867,587           610,127            220,708             113,755         180,667
            -                 -                    -           121,486                  4              77,544         115,282
       22,058               887               10,104            15,253             18,073              30,495          15,830
       12,635               415                5,776             8,187              9,709               1,790           1,326
       10,875               393                4,238             8,032              9,343               1,656             223
       63,587            34,246               36,757            76,890             52,385              25,228          14,582
       32,488                 -               11,267            18,982             22,489               5,464           1,136
       95,019            12,132               56,320            42,927             50,617              16,395          11,805
 ------------        -----------        ------------      ------------        ------------       ------------     -----------
   11,374,762           514,482            5,264,601         7,564,240          8,112,374           2,157,740       1,698,926
 ------------        -----------        ------------      ------------        ------------       ------------     -----------
   (2,689,844)         (215,040)          (1,523,230)       (2,865,388)        (3,148,554)         (1,004,774)       (723,640)
            -                 -                    -           (57,324)                 -             (41,726)        (68,520)
            -                 -                    -           (22,115)                  (7)          (16,615)        (27,384)
      (12,309)                 (5)                 -          (112,010)          (157,483)            (15,015)        (10,597)
 ------------        -------------      ------------      ------------        -------------      ------------     -----------
    8,672,609           299,437            3,741,371         4,507,403          4,806,330           1,079,610         868,785
 ------------        ------------       ------------      ------------        -------------      ------------     -----------
   29,281,477         1,364,763           12,174,517        18,552,850         23,675,415           4,327,555       2,938,700
       67,274            24,395               44,558           (69,713)           (74,262)             33,998         106,067
 ------------        ------------       ------------      ------------        -------------      ------------     -----------
 $ 29,348,751        $ 1,389,158        $ 12,219,075      $ 18,483,137        $ 23,601,153       $  4,361,553     $ 3,044,767
 ============        ============       ============      ============        =============      ============     ===========

                                       61

                           BLACKROCK LIQUIDITY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 TEMPFUND
                                                                 -----------------------------------------
                                                                      YEAR ENDED           YEAR ENDED
                                                                   OCTOBER 31, 2004     OCTOBER 31, 2003
                                                                 -------------------- --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................  $    265,474,761     $    317,184,756
  Net gain (loss) on investments ...............................          (334,198)             (11,642)
                                                                  ----------------     ----------------
  Net increase in net assets resulting from operations .........       265,140,563          317,173,114
                                                                  ----------------     ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................      (227,365,103)        (279,906,630)
  Dollar Shares ................................................       (29,669,002)         (36,272,849)
  Cash Management Shares .......................................        (1,213,382)            (458,513)
  Cash Reserve Shares ..........................................            (8,668)            (348,756)
  Administration Shares ........................................        (5,900,458)              (2,770)
  Bear Stearns Shares ..........................................          (535,559)            (195,238)
  Bear Stearns Premier Select Shares ...........................                 -                    -
  Bear Stearns Private Client Shares ...........................          (782,589)                   -
  Bear Stearns Premier Shares ..................................                 -                    -
                                                                  ----------------     ----------------
   Total distributions from net investment income ..............      (265,474,761)        (317,184,756)
                                                                  ----------------     ----------------
  Capital share transactions ...................................    (1,148,622,411)        (318,668,856)
                                                                  ----------------     ----------------
   Total increase (decrease) in net assts ......................    (1,148,956,609)        (318,680,498)
Net assets:
  Beginning of year ............................................    24,128,805,404       24,447,485,902
                                                                  ----------------     ----------------
  End of year ..................................................  $ 22,979,848,795     $ 24,128,805,404
                                                                  ================     ================
  End of year undistributed net investment income ..............  $              -     $              -

                                                                                TEMPCASH
                                                                 ---------------------------------------
                                                                     YEAR ENDED          YEAR ENDED
                                                                  OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                 ------------------ --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................ $   118,909,583     $    127,942,066
  Net gain (loss) on investments ...............................         (78,365)              (9,501)
                                                                 ----------------    ----------------
  Net increase in net assets resulting from operations .........     118,831,218          127,932,565
                                                                 ----------------    ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................    (114,832,728)        (123,842,104)
  Dollar Shares ................................................      (4,067,601)          (4,099,962)
  Cash Management Shares .......................................               -                    -
  Cash Reserve Shares ..........................................               -                    -
  Administration Shares ........................................          (9,227)                   -
  Bear Stearns Shares ..........................................               -                    -
  Bear Stearns Premier Select Shares ...........................             (15)                   -
  Bear Stearns Private Client Shares ...........................               -                    -
  Bear Stearns Premier Shares ..................................             (12)                   -
                                                                 ----------------    ----------------
   Total distributions from net investment income ..............    (118,909,583)        (127,942,066)
                                                                 ----------------    ----------------
  Capital share transactions ...................................  (3,244,861,130)       4,028,854,703
                                                                 ----------------    ----------------
   Total increase (decrease) in net assts ......................  (3,244,939,495)       4,028,845,202
Net assets:
  Beginning of year ............................................  11,626,476,055        7,597,630,853
                                                                 ----------------    ----------------
  End of year .................................................. $ 8,381,536,560     $ 11,626,476,055
                                                                 ================    ================
  End of year undistributed net investment income .............. $             -     $              -

                                       62

                  BLACKROCK LIQUIDITY FUNDS

                FEDFUND                                   T-FUND                              FEDERAL TRUST FUND
---------------------------------------   ---------------------------------------   --------------------------------------
    YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 OCTOBER 31, 2004     OCTOBER 31, 2003     OCTOBER 31, 2004     OCTOBER 31, 2003     OCTOBER 31, 2004     OCTOBER 31, 2003
------------------   ------------------   ------------------   ------------------   ------------------   -----------------
 $    25,233,866      $    31,715,282      $    29,281,477      $    36,188,579       $    1,364,763       $   2,034,392
           9,583               24,682               67,274              (24,760)              24,395              33,484
 ---------------      ---------------      ---------------      ---------------       --------------       -------------
      25,243,449           31,739,964           29,348,751           36,163,819            1,389,158           2,067,876
 ---------------      ---------------      ---------------      ---------------       --------------       -------------
     (21,935,118)         (27,344,879)         (23,618,179)         (30,134,282)          (1,310,824)         (2,000,463)
      (3,018,104)          (4,306,454)          (5,237,725)          (4,032,889)             (53,939)            (33,929)
               -                    -             (423,644)            (440,146)                   -                   -
         (71,514)             (48,268)                   -                    -                    -                   -
               -                    -               (1,929)          (1,581,262)                   -                   -
         (48,920)             (15,681)                   -                    -                    -                   -
             (12)                   -                    -                    -                    -                   -
        (160,187)                   -                    -                    -                    -                   -
             (11)                   -                    -                    -                    -                   -
 ---------------      ---------------      ---------------      ---------------       --------------       -------------
     (25,233,866)         (31,715,282)         (29,281,477)         (36,188,579)          (1,364,763)         (2,034,392)
 ---------------      ---------------      ---------------      ---------------       --------------       -------------
    (274,674,705)         (11,484,018)         866,768,706         (420,042,416)        (101,294,792)         (1,050,744)
 ---------------      ---------------      ---------------      ---------------       --------------       -------------
    (274,665,122)         (11,459,336)         866,835,980         (420,067,176)        (101,270,397)         (1,017,260)
   2,582,060,944        2,593,520,280        3,125,048,577        3,545,115,753          197,992,233         199,009,493
 ---------------      ---------------      ---------------      ---------------       --------------       -------------
 $ 2,307,395,822      $ 2,582,060,944      $ 3,991,884,557      $ 3,125,048,577       $   96,721,836       $ 197,992,233
 ===============      ===============      ===============      ===============       ==============       =============
 $             -      $             -      $             -      $             -       $            -       $           -

                       63

                           BLACKROCK LIQUIDITY FUNDS
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      TREASURY TRUST FUND
                                                             -------------------------------------
                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 2004   OCTOBER 31, 2003
                                                             ------------------ ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................  $    12,174,517    $    13,577,514
  Net gain (loss) on investments ...........................           44,558             39,731
                                                              ---------------    ---------------
  Net increase in net assets resulting from operations .....       12,219,075         13,617,245
                                                              ---------------    ---------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................       (9,457,367)       (10,995,237)
  Dollar Shares ............................................       (2,108,080)        (2,249,923)
  Cash Management Shares ...................................          (21,801)           (63,913)
  Cash Reserve Shares ......................................                -                  -
  Administration Shares ....................................         (587,269)          (268,441)
  Bear Stearns Shares ......................................                -                  -
  Bear Stearns Premier Select Shares .......................                -                  -
  Bear Stearns Private Client Shares .......................                -                  -
  Bear Stearns Premier Shares ..............................                -                  -
                                                              ---------------    ---------------
   Total distributions from net investment income ..........      (12,174,517)       (13,577,514)
                                                              ---------------    ---------------
  Capital share transactions ...............................     (411,892,790)       271,047,917
                                                              ---------------    ---------------
   Total increase (decrease) in net assts ..................     (411,848,232)       271,087,648
Net assets:
  Beginning of year ........................................    1,679,707,321      1,408,619,673
                                                              ---------------    ---------------
  End of year ..............................................  $ 1,267,859,089    $ 1,679,707,321
                                                              ===============    ===============
  End of year undistributed net investment income ..........  $             -    $             -

                                                                            MUNIFUND
                                                             --------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 2004    OCTOBER 31, 2003
                                                             ------------------ -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................  $    18,552,850     $    14,565,441
  Net gain (loss) on investments ...........................          (69,713)             13,252
                                                              ---------------     ---------------
  Net increase in net assets resulting from operations .....       18,483,137          14,578,693
                                                              ---------------     ---------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................      (16,076,076)        (14,031,321)
  Dollar Shares ............................................         (450,003)           (358,615)
  Cash Management Shares ...................................         (101,852)            (51,894)
  Cash Reserve Shares ......................................                -             (51,034)
  Administration Shares ....................................       (1,763,263)            (55,948)
  Bear Stearns Shares ......................................          (52,593)            (16,629)
  Bear Stearns Premier Select Shares .......................                -                   -
  Bear Stearns Private Client Shares .......................         (109,063)                  -
  Bear Stearns Premier Shares ..............................                -                   -
                                                              ---------------     ---------------
   Total distributions from net investment income ..........      (18,552,850)        (14,565,441)
                                                              ---------------     ---------------
  Capital share transactions ...............................      817,344,855         464,702,260
                                                              ---------------     ---------------
   Total increase (decrease) in net assts ..................      817,275,142         464,715,512
Net assets:
  Beginning of year ........................................    1,615,493,795       1,150,778,283
                                                              ---------------     ---------------
  End of year ..............................................  $ 2,432,768,937     $ 1,615,493,795
                                                              ===============     ===============
  End of year undistributed net investment income ..........  $         2,304     $         2,304

                                          64

                  BLACKROCK LIQUIDITY FUNDS

                 MUNICASH                             CALIFORNIA MONEY FUND                     NEW YORK MONEY FUND
------------------------------------------   ---------------------------------------   --------------------------------------
      YEAR ENDED            YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
   OCTOBER 31, 2004      OCTOBER 31, 2003     OCTOBER 31, 2004     OCTOBER 31, 2003     OCTOBER 31, 2004     OCTOBER 31, 2003
---------------------   ------------------   ------------------   ------------------   ------------------   -----------------
   $    23,675,415       $    19,199,722       $  4,327,555         $   4,726,755        $  2,938,700         $   3,999,170
          (74,262)                38,928             33,998               (45,308)            106,067                 1,205
   ---------------       ---------------       --------------       -------------        --------------       -------------
       23,601,153             19,238,650          4,361,553             4,681,447           3,044,767             4,000,375
   ---------------       ---------------       --------------       -------------        --------------       -------------
      (23,015,244)           (18,534,647)        (4,203,209)           (4,596,334)         (2,684,685)           (3,914,008)
         (660,152)              (665,075)           (17,574)             (123,700)            (37,748)              (45,195)
                -                      -               (728)                 (197)                  -                     -
                -                      -                  -                     -                   -                     -
                -                      -             (5,510)                    -             (79,480)                    -
                -                      -            (25,383)               (6,524)            (27,416)              (39,967)
              (11)                     -                (10)                    -                    (9)                  -
                -                      -            (75,132)                    -            (109,353)                    -
                 (8)                   -                   (9)                  -                    (9)                  -
   -----------------     ---------------       ---------------      -------------        ---------------      -------------
      (23,675,415)           (19,199,722)        (4,327,555)           (4,726,755)         (2,938,700)           (3,999,170)
   ----------------      ---------------       --------------       -------------        --------------       -------------
      250,878,180            828,438,393        (14,025,066)           28,797,397         (55,281,003)          (11,962,932)
   ----------------      ---------------       --------------       -------------        --------------       -------------
      250,803,918            828,477,321        (13,991,068)           28,752,089         (55,174,936)          (11,961,727)
    2,144,705,963          1,316,228,642        515,422,515           486,670,426         371,828,097           383,789,824
   ----------------      ---------------       --------------       -------------        --------------       -------------
   $ 2,395,509,881       $ 2,144,705,963       $ 501,431,447        $ 515,422,515        $ 316,653,161        $ 371,828,097
   ================      ===============       ==============       =============        ==============       =============
   $             -       $             -       $          -         $           -        $          -         $           -

                                       65

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     -----
     TempFund
     -----
     Institutional Shares
     10/31/04                         $   1.00      $   0.0109     $   (0.0109)     $   1.00
     10/31/03                             1.00          0.0113       (0.0113)         1.00
     10/31/02                             1.00          0.0186       (0.0186)         1.00
     10/31/01                             1.00          0.0477       (0.0477)         1.00
     10/31/00                             1.00          0.0611       (0.0611)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0084     $   (0.0084)     $   1.00
     10/31/03                             1.00          0.0088       (0.0088)         1.00
     10/31/02                             1.00          0.0161       (0.0161)         1.00
     10/31/01                             1.00          0.0452       (0.0452)         1.00
     10/31/00                             1.00          0.0586       (0.0586)         1.00
     Cash Management Shares
     10/31/04                         $   1.00      $   0.0059     $   (0.0059)     $   1.00
     10/31/03                             1.00          0.0063       (0.0063)         1.00
     10/31/02                             1.00          0.0136       (0.0136)         1.00
     10/31/01                             1.00          0.0427       (0.0427)         1.00
     10/31/00                             1.00          0.0561       (0.0561)         1.00
     Cash Reserve Shares7
     11/01/03 through 12/15/0312      $   1.00      $   0.0007     $   (0.0007)     $   1.00
     10/31/03                             1.00          0.0067       (0.0067)         1.00
     10/31/02                             1.00          0.0146       (0.0146)         1.00
     10/31/01                             1.00          0.0437       (0.0437)         1.00
     05/30/001 through 10/31/00           1.00          0.0258       (0.0258)         1.00
     Administration Shares
     10/31/04                         $   1.00      $   0.0099     $   (0.0099)     $   1.00
     10/31/03                             1.00          0.0103       (0.0103)         1.00
     04/04/021 through 10/31/02           1.00          0.0095       (0.0095)         1.00
     Bear Stearns Shares
     10/31/04                         $   1.00      $   0.0032     $   (0.0032)     $   1.00
     10/31/03                             1.00          0.0034       (0.0034)         1.00
     05/20/021 through 10/31/02           1.00          0.0041       (0.0041)         1.00
     Bear Stearns Private Client Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0048     $   (0.0048)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       66

                           BLACKROCK LIQUIDITY FUNDS

                                                                        RATIO OF
                                                     RATIO OF         EXPENSES TO     RATIO OF NET
                                   RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                 EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                 NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
  RETURN11      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
============   ==============   =============   ==================   =============   =============
      1.09%     $ 17,452,337        0.18%            0.18%           0.21%         1.09%
     1.14         20,081,053       0.18               0.18              0.20            1.15
     1.88         19,871,753       0.18               0.18              0.18            1.88
     4.87         26,150,330       0.18               0.18              0.20            4.62
     6.28         15,862,970       0.18               0.18              0.20            6.12

      0.84%     $  3,665,117        0.43%            0.43%           0.46%         0.83%
     0.89          3,818,036       0.43               0.43              0.45            0.90
     1.62          4,309,354       0.43               0.43              0.43            1.63
     4.61          5,677,232       0.43               0.43              0.45            4.32
     6.02            815,132       0.43               0.43              0.45            5.94
      0.59%     $    192,325        0.68%            0.68%           0.71%         0.58%
     0.63            147,693       0.68               0.68              0.70            0.57
     1.37             65,140       0.68               0.68              0.68            1.34
     4.35             58,043       0.68               0.68              0.70            3.93
     5.75             30,242       0.68               0.68              0.70            5.68

      0.07%     $          -         0.58%2             0.58%2            0.60%2          0.54%2
     0.762             6,622       0.582              0.582             0.602           0.942
     1.47            178,398       0.58               0.58              0.58            1.47
     4.46            208,114       0.58               0.58              0.60            4.42
     6.242           222,325       0.582              0.582             0.602           6.162
      0.99%     $  1,200,346        0.28%            0.28%           0.31%         1.25%
     1.04                330       0.28               0.28              0.30            1.00
     1.662               124       0.282              0.282             0.292           1.622

      0.32%     $    189,266        0.95%            0.95%           1.03%         0.34%
     0.34             75,071       0.96               0.96              1.02            0.30
     0.912            22,717       1.002              1.002             1.012           0.882
      0.48%     $    280,458         0.58%2             0.58%2            1.05%2          0.96%2

                       67

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     -----
     TempCash
     -----
     Institutional Shares
     10/31/04                         $   1.00      $   0.0112     $   (0.0112)     $   1.00
     10/31/03                             1.00          0.0118       (0.0118)         1.00
     10/31/02                             1.00          0.0193       (0.0193)         1.00
     10/31/01                             1.00          0.0483       (0.0483)         1.00
     10/31/00                             1.00          0.0613       (0.0613)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0087     $   (0.0087)     $   1.00
     10/31/03                             1.00          0.0093       (0.0093)         1.00
     10/31/02                             1.00          0.0168       (0.0168)         1.00
     10/31/01                             1.00          0.0458       (0.0458)         1.00
     10/31/00                             1.00          0.0588       (0.0588)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0056     $   (0.0056)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0041     $   (0.0041)     $   1.00
     ----
     FedFund
     ----
     Institutional Shares
     10/31/04                         $   1.00      $   0.0105     $   (0.0105)     $   1.00
     10/31/03                             1.00          0.0110       (0.0110)         1.00
     10/31/02                             1.00          0.0183       (0.0183)         1.00
     10/31/01                             1.00          0.0469       (0.0469)         1.00
     10/31/00                             1.00          0.0594       (0.0594)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0080     $   (0.0080)     $   1.00
     10/31/03                             1.00          0.0085       (0.0085)         1.00
     10/31/02                             1.00          0.0158       (0.0158)         1.00
     10/31/01                             1.00          0.0444       (0.0444)         1.00
     10/31/00                             1.00          0.0569       (0.0569)         1.00
     Cash Reserve Shares
     10/31/04                         $   1.00      $   0.0065     $   (0.0065)     $   1.00
     04/01/031 through 10/31/03           1.00          0.0034       (0.0034)         1.00
     Bear Stearns Shares
     10/31/04                         $   1.00      $   0.0031     $   (0.0031)     $   1.00
     10/31/03                             1.00          0.0033       (0.0033)         1.00
     05/20/021 through 10/31/02           1.00          0.0040       (0.0040)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0054     $   (0.0054)     $   1.00
     Bear Stearns Private Client Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0045     $   (0.0045)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0038     $   (0.0038)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       68

                           BLACKROCK LIQUIDITY FUNDS

                                                                        RATIO OF
                                                     RATIO OF         EXPENSES TO     RATIO OF NET
                                   RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                 EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                 NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
  RETURN11      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
============   ==============   =============   ==================   =============   =============
      1.13%     $ 7,850,023         0.18%            0.18%           0.23%         1.11%
     1.18        11,193,249        0.18               0.18              0.23            1.18
     1.95         7,195,494        0.18               0.18              0.24            1.92
     4.93         4,923,190        0.18               0.18              0.29            4.76
     6.30         3,785,528        0.18               0.18              0.31            6.18

      0.88%     $   531,509         0.43%            0.43%           0.49%         0.87%
     0.93           433,227        0.43               0.43              0.48            0.94
     1.70           402,137        0.43               0.43              0.50            1.71
     4.67           447,082        0.43               0.43              0.54            4.56
     6.04           427,625        0.43               0.43              0.56            5.89
      0.56%     $         2          0.45%2             0.45%2            0.50%2          1.15%2

      0.41%     $         2          0.70%2             0.70%2            0.75%2          0.81%2
      1.05%     $ 1,883,220         0.20%            0.20%           0.29%         1.04%
     1.10         2,163,336        0.20               0.20              0.28            1.10
     1.85         1,955,108        0.20               0.20              0.26            1.82
     4.79         1,684,597        0.20               0.20              0.27            4.61
     6.10         1,400,232        0.20               0.20              0.29            6.01

      0.80%     $   345,479         0.45%            0.45%           0.54%         0.79%
     0.85           397,344        0.45               0.45              0.53            0.87
     1.60           635,685        0.45               0.45              0.50            1.61
     4.53           814,186        0.45               0.45              0.52            4.18
     5.84           216,511        0.45               0.45              0.54            6.04
      0.65%     $     9,276         0.60%            0.60%           0.69%         0.62%
     0.592           13,492        0.602              0.602             0.692           0.582

      0.31%     $    18,837         0.95%            0.95%           1.09%         0.36%
     0.33             7,889        0.95               0.95              1.08            0.30
     0.892            2,728        1.002              1.002             1.082           0.872
      0.54%     $         2          0.45%2             0.45%2            0.54%2          0.92%2

      0.45%     $    50,579          0.58%2            0.58%            0.80%2          0.92%2
      0.38%     $         2          0.70%2            0.70%            0.79%2          0.60%2

                       69

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DIVIDENDS TO        NET
                                    NET ASSET                    SHAREHOLDERS       ASSET
                                      VALUE           NET          FROM NET         VALUE,
                                    BEGINNING     INVESTMENT      INVESTMENT        END OF
                                    OF PERIOD       INCOME          INCOME          PERIOD
                                   ===========   ============   ==============   ===========
     ---
     T-Fund
     ---
     Institutional Shares
     10/31/04                       $   1.00      $   0.0098     $   (0.0098)     $   1.00
     10/31/03                           1.00          0.0106       (0.0106)         1.00
     10/31/02                           1.00          0.0179       (0.0179)         1.00
     10/31/01                           1.00          0.0454       (0.0454)         1.00
     10/31/00                           1.00          0.0579       (0.0579)         1.00
     Dollar Shares
     10/31/04                       $   1.00      $   0.0073     $   (0.0073)     $   1.00
     10/31/03                           1.00          0.0081       (0.0081)         1.00
     10/31/02                           1.00          0.0154       (0.0154)         1.00
     10/31/01                           1.00          0.0429       (0.0429)         1.00
     10/31/00                           1.00          0.0554       (0.0554)         1.00
     Cash Management Shares
     10/31/04                       $   1.00      $   0.0048     $   (0.0048)     $   1.00
     10/31/03                           1.00          0.0056       (0.0056)         1.00
     10/31/02                           1.00          0.0129       (0.0129)         1.00
     10/31/01                           1.00          0.0404       (0.0404)         1.00
     10/31/00                           1.00          0.0529       (0.0529)         1.00
     Administration Shares
     10/31/04                       $   1.00      $   0.0088     $   (0.0088)     $   1.00
     10/31/03                           1.00          0.0096       (0.0096)         1.00
     04/09/02 through 10/31/02          1.00          0.0089       (0.0089)         1.00
     ----------
     Federal Trust Fund
     ----------
     Institutional Shares
     10/31/04                       $   1.00      $   0.0101     $   (0.0101)     $   1.00
     10/31/03                           1.00          0.0106       (0.0106)         1.00
     10/31/02                           1.00          0.0183       (0.0183)         1.00
     10/31/01                           1.00          0.0465       (0.0465)         1.00
     10/31/00                           1.00          0.0593       (0.0593)         1.00
     Dollar Shares
     10/31/04                       $   1.00      $   0.0076     $   (0.0076)     $   1.00
     10/31/03                           1.00          0.0081       (0.0081)         1.00
     10/31/02                           1.00          0.0158       (0.0158)         1.00
     10/31/01                           1.00          0.0440       (0.0440)         1.00
     10/31/00                           1.00          0.0568       (0.0568)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       70

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
  RETURN11      PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      0.99%      $2,438,998          0.20%           0.20%           0.28%           0.98%
     1.06         2,601,725         0.20            0.20            0.27            1.06
     1.80         2,831,278         0.20            0.20            0.25            1.79
     4.63         2,582,091         0.20            0.19            0.27            4.46
     5.95         2,209,396         0.20            0.19            0.28            5.77

      0.74%      $1,481,069          0.45%           0.45%           0.53%           0.73%
     0.81           449,468         0.45            0.45            0.52            0.79
     1.55           448,592         0.45            0.45            0.50            1.54
     4.37           542,219         0.45            0.44            0.52            4.34
     5.68           630,801         0.45            0.44            0.53            5.54
      0.48%      $   71,616          0.70%           0.70%           0.78%           0.49%
     0.56            73,714         0.70            0.70            0.77            0.56
     1.29            79,717         0.70            0.70            0.76            1.27
     4.11            45,678         0.70            0.69            0.77            3.99
     5.42            62,480         0.70            0.69            0.78            5.31

      0.89%      $      201          0.30%           0.30%           0.39%           0.90%
     0.96               142         0.30            0.30            0.37            0.98
     1.582          185,529         0.302           0.302           0.372           1.552
      1.02%      $   88,886          0.20%           0.20%           0.35%           0.97%
     1.07           193,437         0.20            0.20            0.35            1.07
     1.84           194,335         0.20            0.20            0.30            1.84
     4.75           187,005         0.20            0.20            0.31            4.53
     6.10           138,396         0.20            0.20            0.34            5.84

      0.77%      $    7,835          0.45%           0.45%           0.60%           0.80%
     0.81             4,555         0.45            0.45            0.60            0.80
     1.59             4,675         0.44            0.44            0.53            1.64
     4.49            14,253         0.45            0.45            0.56            4.39
     5.83            13,200         0.45            0.45            0.59            5.59

                       71

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DIVIDENDS TO        NET
                                     NET ASSET                    SHAREHOLDERS       ASSET
                                       VALUE           NET          FROM NET         VALUE,
                                     BEGINNING     INVESTMENT      INVESTMENT        END OF
                                     OF PERIOD       INCOME          INCOME          PERIOD
                                    ===========   ============   ==============   ===========
     -----------
     Treasury Trust Fund
     -----------
     Institutional Shares
     10/31/04                        $   1.00      $   0.0091     $   (0.0091)     $   1.00
     10/31/03                            1.00          0.0098       (0.0098)         1.00
     10/31/02                            1.00          0.0170       (0.0170)         1.00
     10/31/01                            1.00          0.0443       (0.0443)         1.00
     10/31/00                            1.00          0.0552       (0.0552)         1.00
     Dollar Shares
     10/31/04                        $   1.00      $   0.0066     $   (0.0066)     $   1.00
     10/31/03                            1.00          0.0073       (0.0073)         1.00
     10/31/02                            1.00          0.0145       (0.0145)         1.00
     10/31/01                            1.00          0.0418       (0.0418)         1.00
     10/31/00                            1.00          0.0527       (0.0527)         1.00
     Cash Management Shares5
     11/01/03 through 06/20/04       $   1.00      $   0.0018     $   (0.0018)     $   1.00
     12/03/02 through 10/31/03           1.00          0.0021       (0.0021)         1.00
     11/01/01 through 10/15/02           1.00          0.0116       (0.0116)         1.00
     12/11/001 through 10/31/01          1.00          0.0331       (0.0331)         1.00
     Administration Shares9
     05/25/04 through 10/31/04       $   1.00      $   0.0043     $   (0.0043)     $   1.00
     11/02/02 through 10/31/03           1.00          0.0083       (0.0083)         1.00
     05/30/021 through 10/31/02          1.00          0.0063       (0.0063)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       72

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
  RETURN11      PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      0.92%      $  783,247         0.20%         0.20%         0.31%         0.89%
     0.99         1,401,853        0.20            0.20            0.30            0.97
     1.71         1,053,635        0.20            0.20            0.28            1.70
     4.52           766,758        0.19            0.19            0.27            4.48
     5.66           846,651        0.20            0.20            0.29            5.49

      0.67%      $  343,163         0.45%         0.45%         0.56%         0.68%
     0.74           270,930        0.45            0.45            0.56            0.75
     1.46           321,730        0.45            0.45            0.53            1.46
     4.26           379,989        0.44            0.44            0.52            4.17
     5.40           310,589        0.45            0.45            0.54            5.23
      0.18%      $        -          0.70%2          0.70%2          0.80%2          0.27%2
     0.392            6,924        0.702           0.702           0.802           0.482
     1.162                -        0.692           0.692           0.762           1.222
     3.782            8,363        0.762           0.762           0.852           4.422

      0.44%      $  141,449          0.30%2          0.30%2          0.40%2          1.04%2
     0.912                -        0.302           0.302           0.422           0.912
     1.492           33,255        0.302           0.302           0.422           1.492
                                       73

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     -----
     MuniFund
     -----
     Institutional Shares
     10/31/04                         $   1.00      $   0.0095     $   (0.0095)     $   1.00
     10/31/03                             1.00          0.0096       (0.0096)         1.00
     10/31/02                             1.00          0.0142       (0.0142)         1.00
     10/31/01                             1.00          0.0302       (0.0302)         1.00
     10/31/00                             1.00          0.0379       (0.0379)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0070     $   (0.0070)     $   1.00
     10/31/03                             1.00          0.0071       (0.0071)         1.00
     10/31/02                             1.00          0.0117       (0.0117)         1.00
     10/31/01                             1.00          0.0277       (0.0277)         1.00
     10/31/00                             1.00          0.0354       (0.0354)         1.00
     Cash Management Shares4
     10/31/04                         $   1.00      $   0.0045     $   (0.0045)     $   1.00
     10/31/03                             1.00          0.0040       (0.0040)         1.00
     10/31/02                             1.00          0.0085       (0.0085)         1.00
     10/31/01                             1.00          0.0252       (0.0252)         1.00
     10/31/00                             1.00          0.0329       (0.0329)         1.00
     Cash Reserve Shares8
     11/01/02 through 08/06/03        $   1.00      $   0.0047     $   (0.0047)     $   1.00
     10/31/02                             1.00          0.0102       (0.0102)         1.00
     10/31/01                             1.00          0.0262       (0.0262)         1.00
     08/04/02 through 10/31/00            1.00          0.0090       (0.0090)         1.00
     Administration Shares10
     05/17/04 through 10/31/04        $   1.00      $   0.0044     $   (0.0044)     $   1.00
     04/18/021 through 10/31/02           1.00          0.0069       (0.0069)         1.00
     Bear Stearns Shares
     10/31/04                         $   1.00      $   0.0026     $   (0.0026)     $   1.00
     10/31/03                             1.00          0.0026       (0.0026)         1.00
     05/20/021 through 10/31/02           1.00          0.0024       (0.0024)         1.00
     Bear Stearns Private Client Shares
     3/26/041 through 10/31/04        $   1.00      $   0.0033     $   (0.0033)     $   1.00
     -----
     MuniCash
     -----
     Institutional Shares
     10/31/04                         $   1.00      $   0.0100     $   (0.0100)     $   1.00
     10/31/03                             1.00          0.0108       (0.0108)         1.00
     10/31/02                             1.00          0.0156       (0.0156)         1.00
     10/31/01                             1.00          0.0325       (0.0325)         1.00
     10/31/00                             1.00          0.0392       (0.0392)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0075     $   (0.0075)     $   1.00
     10/31/03                             1.00          0.0083       (0.0083)         1.00
     10/31/02                             1.00          0.0131       (0.0131)         1.00
     10/31/01                             1.00          0.0300       (0.0300)         1.00
     10/31/00                             1.00          0.0367       (0.0367)         1.00
     Cash Management Shares6
     11/01/01 through 10/15/02        $   1.00      $   0.0101     $   (0.0101)     $   1.00
     3/2/011 through 10/31/01             1.00          0.0163       (0.0163)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0049     $   (0.0049)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0035     $   (0.0035)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       74

                           BLACKROCK LIQUIDITY FUNDS

                                                     RATIO OF
                                                   EXPENSES TO       RATIO OF
                                                     AVERAGE       EXPENSES TO     RATIO OF NET
                                     RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                   EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                   NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
   RETURN11       PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
==============   ==============   =============   =============   =============   =============
      0.95%     $ 1,812,753         0.20%         0.19%         0.34%         0.95%
     0.96           1,549,951        0.20            0.19            0.35            0.93
     1.43           1,037,163        0.20            0.19            0.37            1.41
     3.06             688,837        0.20            0.19            0.39            3.02
     3.86             605,741        0.20            0.19            0.41            3.79

      0.70%     $    82,323         0.45%         0.45%         0.59%         0.73%
     0.71              37,749        0.45            0.44            0.60            0.74
     1.18              74,526        0.45            0.44            0.62            1.18
     2.81              70,990        0.45            0.44            0.64            2.66
     3.60              63,619        0.45            0.44            0.66            3.55
      0.45%     $    20,114         0.70%         0.69%         0.84%         0.43%
     0.452             22,423        0.702           0.692           0.852           0.402
     0.912             11,197        0.702           0.692           0.872           0.902
     2.55               4,763        0.70            0.69            0.89            2.39
     3.34               3,663        0.70            0.69            0.90            3.33

       0.57%2     $         -          0.60%2          0.59%2          0.75%2          0.63%2
     1.03               8,626        0.60            0.59            0.77            1.03
     2.65              12,089        0.60            0.59            0.79            2.68
     3.742             17,151        0.602           0.592           0.792           3.692
      0.44%     $   437,590          0.30%2          0.30%2         0.43%          1.01%2
     1.282             13,051        0.302           0.292           0.472           1.272

      0.26%     $    28,191         0.90%         0.89%         1.14%         0.29%
     0.26               5,371        0.88            0.87            1.15            0.25
     0.542              6,215        1.002           0.992           1.162           0.572
      0.33%     $    51,799          0.68%2          0.68%2          0.83%2          0.67%2
      1.01%     $ 2,315,927         0.20%         0.19%         0.33%         1.01%
     1.09           2,054,465        0.20            0.19            0.34            1.04
     1.57           1,257,237        0.20            0.19            0.36            1.55
     3.30             809,890        0.20            0.19            0.40            3.04
     3.99             298,832        0.20            0.20            0.40            3.91

      0.76%     $    79,579         0.45%         0.44%         0.58%         0.75%
     0.84              90,241        0.45            0.44            0.59            0.81
     1.32              58,991        0.45            0.44            0.61            1.30
     3.04              40,306        0.45            0.45            0.65            3.19
     3.73             101,373        0.45            0.45            0.65            3.63
       1.01%2     $         -          0.70%2          0.69%2          0.87%2          1.07%2
     2.472              5,118        0.692           0.692           0.892           2.362

      0.50%     $         2          0.45%2          0.44%2          0.58%2          0.84%2
      0.35%     $         2          0.70%2          0.69%2          0.83%2          0.57%2

                       75

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     ------------
     California Money Fund
     ------------
     Institutional Shares
     10/31/04                         $   1.00      $   0.0092     $   (0.0092)     $   1.00
     10/31/03                             1.00          0.0094       (0.0094)         1.00
     10/31/02                             1.00          0.0132       (0.0132)         1.00
     10/31/01                             1.00          0.0271       (0.0271)         1.00
     10/31/00                             1.00          0.0326       (0.0326)         1.00
     Dollar Shares
     10/31/04                         $   1.00      $   0.0067     $   (0.0067)     $   1.00
     10/31/03                             1.00          0.0069       (0.0069)         1.00
     10/31/02                             1.00          0.0107       (0.0107)         1.00
     10/31/01                             1.00          0.0246       (0.0246)         1.00
     10/31/00                             1.00          0.0301       (0.0301)         1.00
     Cash Management Shares
     10/31/04                         $   1.00      $   0.0042     $   (0.0042)     $   1.00
     07/14/031through 10/31/03            1.00          0.0008       (0.0008)         1.00
     Administration Shares
     06/17/041 through 10/31/04       $   1.00      $   0.0037     $   (0.0037)     $   1.00
     Bear Stearns Shares
     10/31/04                         $   1.00      $   0.0025     $   (0.0025)     $   1.00
     10/31/03                             1.00          0.0025       (0.0025)         1.00
     05/20/021through 10/31/02            1.00          0.0022       (0.0022)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0045     $   (0.0045)     $   1.00
     Bear Stearns Private Client Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0030     $   (0.0030)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0036     $   (0.0036)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       76

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
  RETURN11      PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      0.92%       $ 454,698         0.20%         0.20%         0.41%         0.92%
     0.94           496,630        0.20            0.19            0.40            0.93
     1.33           456,081        0.20            0.19            0.42            1.32
     2.74           542,541        0.20            0.19            0.44            2.72
     3.31           575,735        0.20            0.20            0.44            3.25

      0.68%       $   1,347         0.45%         0.44%         0.66%         0.66%
     0.69            15,463        0.45            0.44            0.65            0.71
     1.07            29,922        0.45            0.45            0.67            1.12
     2.49            27,460        0.45            0.44            0.69            2.45
     3.05            10,212        0.45            0.45            0.69            2.98
      0.42%       $     120         0.70%         0.70%         0.90%         0.40%
     0.252              227        0.692           0.682           0.912           0.252

      0.37%       $   1,738          0.30%2          0.30%2          0.51%2          1.00%2
      0.25%       $   6,307         0.86%         0.86%         1.20%         0.25%
     0.25             3,103        0.88            0.87            1.20            0.24
     0.482              668        1.002           0.992           1.202           0.512

      0.45%       $       2          0.45%2          0.45%2          0.66%2          0.76%2
      0.32%       $  37,216          0.68%2          0.68%2          0.91%2          0.63%2

      0.36%       $       2          0.60%2          0.60%2          0.81%2          0.55%2

                       77

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     ------------
     New York Money Fund
     ------------
     Institutional Shares
     10/31/04                         $   1.00      $   0.0091     $   (0.0091)     $   1.00
     10/31/03                             1.00          0.0096       (0.0096)         1.00
     10/31/02                             1.00          0.0131       (0.0131)         1.00
     10/31/01                             1.00          0.0285       (0.0285)         1.00
     10/31/00                             1.00          0.0364       (0.0364)         1.00
     Dollar Shares3
     10/31/04                         $   1.00      $   0.0066     $   (0.0066)     $   1.00
     10/31/03                             1.00          0.0071       (0.0071)         1.00
     10/31/02                             1.00          0.0106       (0.0106)         1.00
     10/31/01                             1.00          0.0260       (0.0260)         1.00
     10/31/00                             1.00          0.0205       (0.0205)         1.00
     Administration Shares
     06/17/041 through 10/31/04       $   1.00      $   0.0035     $    0.0035      $   1.00
     Bear Stearns Shares
     10/31/04                         $   1.00      $   0.0024     $   (0.0024)     $   1.00
     10/31/03                             1.00          0.0025       (0.0025)         1.00
     05/20/021 through 10/31/02           1.00          0.0021       (0.0021)         1.00
     Bear Stearns Premier Select Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0043     $   (0.0043)     $   1.00
     Bear Stearns Private Client Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0030     $   (0.0030)     $   1.00
     Bear Stearns Premier Shares
     03/26/041 through 10/31/04       $   1.00      $   0.0034     $   (0.0034)     $   1.00

    1 Commencement of operations of share class.
    2 Annualized.
    3 There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
    4 There were no Cash Management Shares outstanding during the periods
        December 18, 2001 to January 10, 2002 and December 06, 2002 to January
        09, 2003.
    5 There were no Cash Management Shares outstanding during the periods
        October 16, 2002 to December 02, 2002, January 17, 2003 to May 29, 2003
        and June 21, 2004 to October 31, 2004.
    6 There were no Cash Management Shares outstanding during the period
        October 16, 2002 to October 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       78

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
  RETURN11      PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      0.92%       $ 234,346         0.20%         0.19%         0.40%         0.90%
     0.96           347,960        0.20            0.19            0.40            0.95
     1.32           362,077        0.20            0.19            0.41            1.31
     2.89           369,989        0.20            0.19            0.44            2.82
     3.71           302,194        0.20            0.19            0.46            3.61

      0.67%       $   5,059         0.45%         0.44%         0.65%         0.67%
     0.71             5,216        0.45            0.44            0.65            0.68
     1.07             4,716        0.45            0.44            0.66            1.06
     2.63             3,896        0.45            0.44            0.69            2.52
     3.732            1,647        0.452           0.442           0.702           3.662
      0.35%       $  21,890          0.30%2          0.30%2          0.51%2          0.94%2

      0.24%       $   1,420         0.83%         0.82%         1.20%         0.21%
     0.25            18,652        0.91            0.90            1.20            0.25
     0.462           16,997        1.002           0.992           1.192           0.462
      0.43%       $       2          0.45%2          0.44%2          0.65%2          0.69%2

      0.30%       $  53,933          0.69%2          0.68%2          0.92%2          0.56%2
      0.34%       $       2          0.60%2          0.59%2          0.80%2          0.55%2

    7 There were no Cash Reserve Shares outstanding during the period August 7,
        2003 to September 15, 2003 and December 16, 2003 to October 31, 2004.
    8 There were no Cash Reserve Shares outstanding during the period August 7,
        2003 to October 31, 2004.
    9 There were no Administration Shares outstanding during the period October
3, 2003 to May 24, 2004.
    10 There were no Administration Shares outstanding during the period
October 7, 2003 to May 16, 2004.
    11 Past performance is no guarantee of future results.
    12 Unaudited.

                                       79

                           BLACKROCK LIQUIDITY FUNDS
                         NOTES TO FINANCIAL STATEMENTS

(A) Organization

     BlackRock Liquidity Funds (the "Trust") (formerly, BlackRock Provident
Institutional Funds) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment
Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal
Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for
California Investors, Inc.; and (5) Municipal Fund for New York Investors, Inc.
(together, the"Predecessor Companies"). On February 10, 1999, the Predecessor
Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to the Trust's ten portfolios: TempFund,
TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund,
MuniCash, California Money Fund and New York Money (each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each offers eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier
Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares,
Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares and Plus Shares. TempFund and MuniFund each offers eight classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar
Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier
Shares, Bear Stearns Premier Select Shares, Bear Stearns Private Client Shares,
Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares
and Institutional Shares. TempCash and MuniCash each offers eight classes of shares: Administration Shares,  Bear Stearns Premier Shares, Bear Stearns
Premier Select Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve
Shares, Dollar Shares and Institutional Shares. T-Fund offers six classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares,
Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund and
Treasury Trust Fund each offers five classes of shares: Administration Shares,
Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional
Shares. As of October 31, 2004, no Plus Shares or Cash Plus Shares were outstanding.

     Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

     Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate accretion of any discount or amortization of any premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each portfolio at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For TempFund, TempCash, FedFund and T-Fund, the
Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum

80

                           BLACKROCK LIQUIDITY FUNDS

permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class- specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. For the year  ended October 31,
2004, the information provided below shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

     The following table provides a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and Distribution Plans.

                                                  SHAREHOLDER     DISTRIBUTION
                                                SERVICE FEES(1)     FEES(2)
                                               ----------------- -------------
        Institutional .......................            -               -
        Dollar ..............................         0.25%              -
        Cash Management .....................         0.50%              -
        Cash Reserve ........................         0.40%              -
        Administration ......................         0.10%              -
        Bear Stearns ........................         0.50%           0.35%
        Bear Stearns Premier Select .........         0.40%           0.10%
        Bear Stearns Private Client .........         0.50%           0.35%
        Bear Stearns Premier ................         0.50%           0.10%
        Cash Plus ...........................         0.50%           0.35%
        Plus(3) .............................            -            0.25%

(1)The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)Dividends paid to shareholders of all share classes with a 12b-1 Plan are reduced by fees paid under such plan.

(3)The Trust has adopted a Distribution and Shareholder Service Plan pursuant to which shareholders of Plus Shares will pay a class specific fee of 0.25%
 (0.40% for the New York Money and California Money Funds) on an annualized basis of the average daily net asset value of such shares. This fee reflects the provision of both distribution and sales support (12b-1) and shareholder services.

                                                                              81

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                    SHARE CLASSES
1. SHAREHOLDER SERVICE FEES     -----------------------------------------------------
                                                  CASH        CASH
                                    DOLLAR     MANAGEMENT   RESERVE   ADMINISTRATION
                                ------------- ------------ --------- ----------------
TempFund ...................... $8,909,451    $1,042,337   $6,414    $470,468
TempCash ......................  1,163,641             -        -         820
FedFund .......................    959,119             -   45,795           -
T-Fund ........................  1,802,878       435,985        -         214
Federal Trust Fund ............     16,889             -        -           -
Treasury Trust Fund ...........    771,078        40,036        -      56,473
MuniFund ......................    153,155       117,283        -     175,304
MuniCash ......................    220,698             -        -           -
California Money Fund .........      6,630           909        -         549
New York Money Fund ...........     14,182             -        -       8,471

                                                      SHARE CLASSES
1. SHAREHOLDER SERVICE FEES     ---------------------------------------------------------
                                                BEAR                BEAR
                                              STEARNS      BEAR    STEARNS
                                    BEAR      PRIVATE    STEARNS   PREMIER
                                  STEARNS      CLIENT    PREMIER   SELECT       TOTAL
                                ----------- ----------- --------- -------- --------------
TempFund ...................... $744,374    $407,719        $-       $-    $11,580,763
TempCash ......................        -           -         9        4      1,164,474
FedFund .......................   61,469      86,643         9        4      1,153,039
T-Fund ........................        -           -         -        -      2,239,077
Federal Trust Fund ............        -           -         -        -         16,889
Treasury Trust Fund ...........        -           -         -        -        867,587
MuniFund ......................   82,493      81,892         -        -        610,127
MuniCash ......................        -           -         6        4        220,708
California Money Fund .........   46,046      59,609         7        5        113,755
New York Money Fund ...........   60,116      97,886         7        5        180,667

                                                                 SHARE CLASSES
2. SHAREHOLDER SERVICE FEES WAIVED   ----------------------------------------------------------------------
                                        BEAR     BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                      STEARNS   PRIVATE CLIENT      PREMIER     PREMIER SELECT     TOTAL
                                     --------- ---------------- -------------- ---------------- -----------
TempFund ...........................  $85,900       $79,013           $-              $-         $164,913
TempCash ...........................        -             -            1               2                3
FedFund ............................    7,573        20,239            2               4           27,818
T-Fund .............................        -             -            -               -                -
Federal Trust Fund .................        -             -            -               -                -
Treasury Trust Fund ................        -             -            -               -                -
MuniFund ...........................   19,113         3,002            -               -           22,115
MuniCash ...........................        -             -            3               4                7
California Money Fund ..............   14,161         2,447            3               4           16,615
New York Money Fund ................   23,087         4,289            4               4           27,384

                                                              SHARE CLASSES
3. DISTRIBUTION FEES            -------------------------------------------------------------------------
                                    BEAR      BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                  STEARNS    PRIVATE CLIENT      PREMIER     PREMIER SELECT      TOTAL
                                ----------- ---------------- -------------- ---------------- ------------
TempFund ......................  $554,321       $285,403           $-              $-         $ 839,724
TempCash ......................         -              -            2               2                 4
FedFund .......................    47,810         60,650            2               2           108,464
T-Fund ........................         -              -            -               -                 -
Federal Trust Fund ............         -              -            -               -                 -
Treasury Trust Fund ...........         -              -            -               -                 -
MuniFund ......................    64,162         57,324            -               -           121,486
MuniCash ......................         -              -            2               2                 4
California Money Fund .........    35,814         41,726            2               2            77,544
New York Money Fund ...........    46,758         68,520            2               2           115,282

82

                  BLACKROCK LIQUIDITY FUNDS

                                                             SHARE CLASSES
4. DISTRIBUTION FEES WAIVED     -----------------------------------------------------------------------
                                   BEAR     BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                 STEARNS   PRIVATE CLIENT      PREMIER     PREMIER SELECT      TOTAL
                                --------- ---------------- -------------- ---------------- ------------
TempFund ......................     $-        $285,403           $-              $-         $ 285,403
TempCash ......................      -               -            -               -                 -
FedFund .......................      -          60,650            -               -            60,650
T-Fund ........................      -               -            -               -                 -
Federal Trust Fund ............      -               -            -               -                 -
Treasury Trust Fund ...........      -               -            -               -                 -
MuniFund ......................      -          57,324            -               -            57,324
MuniCash ......................      -               -            -               -                 -
California Money Fund .........      -          41,726            -               -            41,726
New York Money Fund ...........      -          68,520            -               -            68,520

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of
BlackRock, Inc., BIMC manages the Funds and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect majority-owned subsidiary of The
PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the
"Co-Administrators").

     In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: .175% of the first $1 billion, .15%
of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio's average daily net assets, and with respect to FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion,
..10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

     For the year ended October 31, 2004, advisory fees and waivers for each
Fund were as follows:

                                          GROSS                      NET ADVISORY
                                      ADVISORY FEE      WAIVER           FEE
                                     -------------- -------------- ---------------
    TempFund ......................   $ 21,100,681   $ 3,241,970    $ 17,858,711
    TempCash ......................     11,237,725     2,952,403       8,285,322
    FedFund .......................      2,939,244     1,184,871       1,754,373
    T-Fund ........................      3,718,915     1,344,922       2,373,993
    Federal Trust Fund ............        162,233       107,520          54,713
    Treasury Trust Fund ...........      1,656,783       761,615         895,168
    MuniFund ......................      3,197,364     1,432,694       1,764,670
    MuniCash ......................      3,713,133     1,574,277       2,138,856
    California Money Fund .........        961,669       502,387         459,282
    New York Money Fund ...........        691,934       361,820         330,114

     In return for their administrative services, the Trust pays the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows: .175%
of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

                                                                              83

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     For the year ended October 31, 2004, administration fees and waivers for each Fund were as follows:

                                           GROSS                          NET
                                      ADMINISTRATION                 ADMINISTRATION
                                            FEE           WAIVER          FEE
                                     ---------------- ------------- ---------------
    TempFund ......................     $26,929,544    $3,241,970     $23,687,574
    TempCash ......................      12,297,155     2,952,403       9,344,752
    FedFund .......................       3,935,188     1,184,871       2,750,317
    T-Fund ........................       4,720,307     1,344,922       3,375,385
    Federal Trust Fund ............         246,510       107,520         138,990
    Treasury Trust Fund ...........       2,405,075       761,615       1,643,460
    MuniFund ......................       3,197,364     1,432,694       1,764,670
    MuniCash ......................       3,713,133     1,574,277       2,138,856
    California Money Fund .........         841,460       502,387         339,073
    New York Money Fund ...........         605,442       361,820         243,622

     The Co-Administrators and BIMC have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other eight Funds, do not exceed .20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

In return for PFPC's transfer agent services, the Trust pays certain fees and charges to PFPC. For the year ended October 31, 2004, the Funds paid the following amounts to PFPC for transfer agent services: $1,321,391 with respect to TempFund, $541,748 with respect to TempCash, $138,556 with respect to
FedFund, $194,520 with respect to T-Fund, $14,729 with respect to Federal Trust
Fund, $97,920 with respect to Treasury Trust Fund, $133,344 with respect to
MuniFund, $126,755 with respect to MuniCash, $39,536 with respect to California
Money Fund and $30,472 with respect to New York Money Fund.

     In return for custody services provided by PFPC Trust Co., the Trust pays
PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows:
..006% of the first $10 billion, .0055% of the next $10 billion and .005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits").
For the year ended October 31, 2004, custody credits earned were as follows:
$1,562 with respect to FedFund, $12,309 with respect to T-Fund, $5 with respect to Federal Trust Fund, $112,010 with respect to MuniFund, $157,483 with respect to MuniCash, $15,015 with respect to California Money Fund and $10,597 with respect to New York Money Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Select
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns Premier Select Shares Distribution
Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay
Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the
Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns,
Bear Stearns Premier, Bear Stearns Premier Select and Bear Stearns Private
Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     For the year ended October 31, 2004, the Funds paid shareholder services fees to affiliates of BIMC in the amounts as follows: $7,860,399 with respect to TempFund, $799,225 with respect to TempCash, $977,516 with respect to
FedFund, $581,801 with respect to T-Fund, $145 with respect to Federal Trust
Fund, $184,153 with respect to Treasury Trust Fund, $289,596 with respect to
MuniFund, $117,703 with respect to MuniCash, $646 with respect to California
Money Fund and $22,716 with respect to New York Money Fund.

84

                           BLACKROCK LIQUIDITY FUNDS

     As of year ended October 31, 2004, affiliated payables were as follows:

                                        PFPC AND                      OTHER
                                       PFPC TRUST                      BIMC
                                         CO. (1)      BIMC (2)    AFFILIATES (3)
                                      ------------ ------------- ---------------
     TempFund ......................    $445,152    $3,048,227       $658,313
     TempCash ......................     165,074     1,043,474         64,117
     FedFund .......................      52,347       302,593         72,359
     T-Fund ........................      70,372       400,302         34,642
     Federal Trust Fund ............       3,538        12,792              -
     Treasury Trust Fund ...........      35,275       199,679         26,096
     MuniFund ......................      49,663       339,144         50,469
     MuniCash ......................      46,829       317,616          8,077
     California Money Fund .........      14,326        59,417            148
     New York Money Fund ...........       9,664        45,791          2,819

(1)Payables to PFPC as of October 31, 2004 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust Co.
 as of October 31, 2004 are for custody services provided to the Trust.

(2)Payables to BIMC as of October 31, 2004 are for advisory and administration services provided to the Trust.

(3)Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
 Shareholder Services Plans and Distribution Plans, respectively.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                                                              85

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Transactions in capital shares for each period were as follows:

                                                                  TEMPFUND
                                                ---------------------------------------------
                                                      YEAR ENDED              YEAR ENDED
                                                   OCTOBER 31, 2004        OCTOBER 31, 2003
                                                ---------------------   ---------------------
Shares sold:
 Institutional Shares .......................    $  195,611,078,388      $  276,207,756,814
 Dollar Shares ..............................        35,543,487,128          38,364,599,269
 Cash Management Shares .....................           940,174,162             437,731,482
 Cash Reserve Shares ........................             9,742,428              20,669,998
 Administration Shares ......................         2,163,253,377                 291,414
 Bear Stearns Shares ........................         1,017,522,559             434,090,231
 Bear Stearns Private Client Shares .........           592,904,287                       -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            77,341,954             101,669,074
 Dollar Shares ..............................             2,311,328               3,547,849
 Cash Management Shares .....................               714,105                  68,325
 Cash Reserve Shares ........................                 7,608                 535,699
 Administration Shares ......................               121,113                   2,668
 Bear Stearns Shares ........................               527,341                 190,138
 Bear Stearns Private Client Shares .........               754,353                       -
Shares redeemed:
 Institutional Shares .......................      (198,316,895,559)       (276,100,101,223)
 Dollar Shares ..............................       (35,698,664,740)        (38,859,473,439)
 Cash Management Shares .....................          (896,254,181)           (355,247,097)
 Cash Reserve Shares ........................           (16,372,544)           (192,984,729)
 Administration Shares ......................          (963,329,265)                (88,882)
 Bear Stearns Shares ........................          (903,851,920)           (381,926,447)
 Bear Stearns Private Client Shares .........          (313,194,333)                      -
                                                 ------------------      ------------------
Net decrease ................................    $   (1,148,622,411)     $     (318,668,856)
                                                 ==================      ==================

86

                  BLACKROCK LIQUIDITY FUNDS

                                                                  TEMPCASH
                                                ---------------------------------------------
                                                      YEAR ENDED              YEAR ENDED
                                                   OCTOBER 31, 2004        OCTOBER 31, 2003
                                                ---------------------   ---------------------
Shares sold:
 Institutional Shares .......................    $  109,427,269,385      $  113,438,535,749
 Dollar Shares ..............................         1,529,198,003           1,919,869,864
 Administration Shares ......................                     -                       -
 Bear Stearns Premier Shares ................                 7,969                       -
 Bear Stearns Premier Select Shares .........                 4,390                       -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            58,117,990              61,528,458
 Dollar Shares ..............................             3,216,834               3,522,686
 Administration Shares ......................                     -                       -
 Bear Stearns Premier Shares ................                     8                       -
 Bear Stearns Premier Select Shares .........                    10                       -
Shares redeemed:
 Institutional Shares .......................      (112,828,540,259)       (109,502,300,170)
 Dollar Shares ..............................        (1,434,127,470)         (1,892,301,884)
 Administration Shares ......................                     -                       -
 Bear Stearns Premier Shares ................                (5,736)                      -
 Bear Stearns Premier Select Shares .........                (2,254)                      -
                                                 ------------------      ------------------
Net increase (decrease) .....................    $   (3,244,861,130)     $    4,028,854,703
                                                 ==================      ==================

                                                87

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                  FEDFUND
                                                -------------------------------------------
                                                     YEAR ENDED             YEAR ENDED
                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................    $13,749,730,536        $18,617,146,278
 Dollar Shares ..............................     10,197,848,730          9,347,454,997
 Cash Reserve Shares ........................            298,977             14,767,894
 Bear Stearns Shares ........................         93,587,130             39,623,477
 Bear Stearns Private Client Shares .........        100,508,918                      -
 Bear Stearns Premier Shares ................              6,631                      -
 Bear Stearns Premier Select Shares .........              6,336                      -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................          6,246,171              6,438,915
 Dollar Shares ..............................             22,410                 35,588
 Cash Reserve Shares ........................                  -                      -
 Bear Stearns Shares ........................             48,229                 15,891
 Bear Stearns Private Client Shares .........            155,352                      -
 Bear Stearns Premier Shares ................                 11                      -
 Bear Stearns Premier Select Shares .........                 15                      -
Shares redeemed:
 Institutional Shares .......................   (14,036,100,725)       (18,415,375,127)
 Dollar Shares ..............................   (10,249,737,317)        (9,585,838,350)
 Cash Reserve Shares ........................        (4,515,153)            (1,276,147)
 Bear Stearns Shares ........................       (82,687,450)           (34,477,434)
 Bear Stearns Private Client Shares .........       (50,084,803)                     -
 Bear Stearns Premier Shares ................            (4,499)                     -
 Bear Stearns Premier Select Shares .........            (4,204)                     -
                                                ----------------       ----------------
Net decrease ................................   $  (274,674,705)       $   (11,484,018)
                                                ================       ================
                                                                              T-FUND
                                                ----------------
                                                   YEAR ENDED             YEAR ENDED
                                                OCTOBER 31, 2004       OCTOBER 31, 2003
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................   $29,241,073,578        $31,256,861,309
 Dollar Shares ..............................     9,877,472,054          6,945,727,873
 Cash Management Shares .....................       253,141,920            159,487,289
 Administration Shares ......................           864,380            204,938,139
Shares issued in reinvestment of dividends:
 Institutional Shares .......................         5,034,285              8,303,407
 Dollar Shares ..............................           719,115                718,352
 Cash Management Shares .....................             4,106                  5,039
 Administration Shares ......................             1,805                    349
Shares redeemed:
 Institutional Shares .......................   (29,408,882,539)       (31,494,699,189)
 Dollar Shares ..............................    (8,846,607,879)        (6,945,566,499)
 Cash Management Shares .....................      (255,245,184)          (165,494,286)
 Administration Shares ......................          (806,935)          (390,324,199)
                                                ----------------       ----------------
Net increase (decrease) .....................   $   866,768,706        $  (420,042,416)
                                                ================       ================

88

                  BLACKROCK LIQUIDITY FUNDS

                                                        FEDERAL TRUST FUND
                                              --------------------------------------
                                                  YEAR ENDED           YEAR ENDED
                                               OCTOBER 31, 2004     OCTOBER 31, 2003
                                              ------------------   -----------------
Shares sold:
 Institutional Shares .....................     $  837,829,134      $  925,872,690
 Dollar Shares ............................         73,201,793          30,336,842
Shares issued in reinvestment of dividends:
 Institutional Shares .....................            719,402             635,035
 Dollar Shares ............................             14,720                 813
Shares redeemed:
 Institutional Shares .....................       (943,123,129)       (927,449,372)
 Dollar Shares ............................        (69,936,712)        (30,446,752)
                                                --------------      --------------
Net decrease ..............................     $ (101,294,792)     $   (1,050,744)
                                                ==============      ==============

                                                        TREASURY TRUST FUND
                                              ----------------------------------------
                                                  YEAR ENDED            YEAR ENDED
                                               OCTOBER 31, 2004      OCTOBER 31, 2003
                                              ------------------   -------------------
Shares purchased:
 Institutional Shares .....................    $  6,917,334,565     $  7,526,780,441
 Dollar Shares ............................       1,520,979,335        1,516,085,619
 Cash Management Shares ...................          53,135,347           99,239,673
 Administration Shares ....................         302,135,449           99,493,892
Shares issued in reinvestment of dividends:
 Institutional Shares .....................           3,443,356            3,393,962
 Dollar Shares ............................           1,480,708            1,655,742
 Cash Management Shares ...................                   -                    -
 Administration Shares ....................                   -                    -
Shares redeemed:
 Institutional Shares .....................      (7,539,415,002)      (7,181,984,707)
 Dollar Shares ............................      (1,450,237,441)      (1,568,552,631)
 Cash Management Shares ...................         (60,060,067)         (92,314,953)
 Administration Shares ....................        (160,689,040)        (132,749,121)
                                               ----------------     ----------------
Net increase (decrease) ...................    $   (411,892,790)    $    271,047,917
                                               ================     ================

                                                89

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                 MUNIFUND
                                                ------------------------------------------
                                                     YEAR ENDED             YEAR ENDED
                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                --------------------   -------------------
Shares sold:
 Institutional Shares .......................    $  13,536,702,305      $ 10,025,819,513
 Dollar Shares ..............................          686,921,183           261,916,785
 Cash Management Shares .....................          154,422,866            53,262,996
 Cash Reserve Shares ........................                    -            13,091,131
 Administration Shares ......................          941,027,134            11,666,230
 Bear Stearns Shares ........................          164,305,774            39,238,063
 Bear Stearns Private Client Shares .........          134,719,242                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            5,215,923             3,878,153
 Dollar Shares ..............................              115,227               368,498
 Cash Management Shares .....................               36,453                 4,933
 Cash Reserve Shares ........................                    -                59,043
 Administration Shares ......................                    -                     -
 Bear Stearns Shares ........................               51,293                17,150
 Bear Stearns Private Client Shares .........              104,712                     -
Shares redeemed:
 Institutional Shares .......................      (13,279,049,460)       (9,516,924,355)
 Dollar Shares ..............................         (642,460,871)         (299,060,547)
 Cash Management Shares .....................         (156,767,380)          (42,041,975)
 Cash Reserve Shares ........................                    -           (21,776,607)
 Administration Shares ......................         (503,437,789)          (24,717,378)
 Bear Stearns Shares ........................         (141,536,477)          (40,099,373)
 Bear Stearns Private Client Shares .........          (83,025,280)                    -
                                                 -----------------      ----------------
Net increase ................................    $     817,344,855      $    464,702,260
                                                 =================      ================

                                                                 MUNICASH
                                                -------------------------------------------
                                                     YEAR ENDED             YEAR ENDED
                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................    $  26,925,232,386      $  16,020,739,562
 Dollar Shares ..............................          211,300,606            260,401,423
 Bear Stearns Premier Shares ................               12,004                      -
 Bear Stearns Premier Select Shares .........                4,398                      -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           10,349,905              8,031,860
 Dollar Shares ..............................              595,082                666,236
 Bear Stearns Premier Shares ................                    8                      -
 Bear Stearns Premier Select Shares .........                   10                      -
Shares redeemed:
 Institutional Shares .......................      (26,674,048,361)       (15,231,552,683)
 Dollar Shares ..............................         (222,555,729)          (229,848,005)
 Bear Stearns Premier Shares ................               (9,869)                     -
 Bear Stearns Premier Select Shares .........               (2,260)                     -
                                                 -----------------      -----------------
Net increase ................................    $     250,878,180      $     828,438,393
                                                 =================      =================

90

                  BLACKROCK LIQUIDITY FUNDS

                                                         CALIFORNIA MONEY FUND
                                                ----------------------------------------
                                                    YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2004      OCTOBER 31, 2003
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................    $  1,966,064,918     $  2,047,564,056
 Dollar Shares ..............................           8,629,261           21,619,460
 Cash Management Shares .....................             126,574              339,420
 Administration Shares ......................           4,981,520                    -
 Bear Stearns Shares ........................         106,908,101           20,618,338
 Bear Stearns Private Client Shares .........         121,118,604                    -
 Bear Stearns Premier Shares ................               5,786                    -
 Bear Stearns Premier Select Shares .........               4,400                    -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................              46,924              133,257
 Dollar Shares ..............................                   -               28,476
 Cash Management Shares .....................                 677                  134
 Administration Shares ......................                   -                    -
 Bear Stearns Shares ........................              25,214                6,486
 Bear Stearns Private Client Shares .........              72,021                    -
 Bear Stearns Premier Shares ................                   9                    -
 Bear Stearns Premier Select Shares .........                  10                    -
Shares redeemed:
 Institutional Shares .......................      (2,008,074,542)      (2,007,105,741)
 Dollar Shares ..............................         (22,745,262)         (36,104,560)
 Cash Management Shares .....................            (233,547)            (112,876)
 Administration Shares ......................          (3,244,026)                   -
 Bear Stearns Shares ........................        (103,729,883)         (18,189,053)
 Bear Stearns Private Client Shares .........         (83,975,914)                   -
 Bear Stearns Premier Shares ................              (3,651)                   -
 Bear Stearns Premier Select Shares .........              (2,260)                   -
                                                 ----------------     ----------------
Net increase (decrease) .....................    $    (14,025,066)    $     28,797,397
                                                 ================     ================

                                                91

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                          NEW YORK MONEY FUND
                                                ----------------------------------------
                                                    YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2004      OCTOBER 31, 2003
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................    $  1,363,736,757     $  1,883,228,442
 Dollar Shares ..............................          15,519,393           20,890,725
 Administration Shares ......................          45,123,432                    -
 Bear Stearns Shares ........................          94,724,889          114,656,512
 Bear Stearns Private Client Shares .........         150,193,745                    -
 Bear Stearns Premier Shares ................               5,734                    -
 Bear Stearns Premier Select Shares .........               4,394                    -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................             193,851               59,217
 Dollar Shares ..............................              35,286               47,573
 Administration Shares ......................                   -                    -
 Bear Stearns Shares ........................              28,418               42,524
 Bear Stearns Private Client Shares .........             105,324                    -
 Bear Stearns Premier Shares ................                   9                    -
 Bear Stearns Premier Select Shares .........                   9                    -
Shares redeemed:
 Institutional Shares .......................      (1,477,648,621)      (1,897,405,364)
 Dollar Shares ..............................         (15,712,952)         (20,438,302)
 Administration Shares ......................         (23,233,023)                   -
 Bear Stearns Shares ........................        (111,985,712)        (113,044,259)
 Bear Stearns Private Client Shares .........         (96,366,083)                   -
 Bear Stearns Premier Shares ................              (3,599)                   -
 Bear Stearns Premier Select Shares .........              (2,254)                   -
                                                 ----------------     ----------------
Net decrease ................................    $    (55,281,003)    $    (11,962,932)
                                                 ================     ================

     On October 31, 2004, one shareholder held approximately 11% of the outstanding shares of TempFund, two shareholders held approximately 27% of
TempCash, three shareholders held approximately 85% of FedFund, two shareholders held approximately 57% of T-Fund, two shareholders held approximately 30% of Treasury Trust Fund, two shareholders held approximately
42% of Federal Trust Fund, one shareholder held approximately 18% of MuniFund, one shareholder held approximately 10% of MuniCash, three shareholders held approximately 38% of California Money Fund and three shareholders held approximately 54% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds' shares on behalf of multiple underlying Fund shareholders.

92

                           BLACKROCK LIQUIDITY FUNDS

(E) At October 31, 2004, net assets consisted of:

                                                                       TEMPFUND            TEMPCASH            FEDFUND
                                                                 ------------------- -------------------- -----------------
Paid-in capital ................................................   $22,980,663,091    $8,381,625,314       $2,307,387,520
Accumulated net realized gain (loss) on security
 transactions ..................................................          (814,296)          (88,754)               8,302
                                                                   ---------------    --------------       --------------
  Net Assets ...................................................   $22,979,848,795    $8,381,536,560       $2,307,395,822
                                                                   ===============    ==============       ==============
                                                                                       FEDERAL TRUST       TREASURY TRUST
                                                                       T-FUND              FUND                 FUND
                                                                   ---------------   -------------        ---------------
Paid-in capital ................................................   $ 3,991,900,403    $   96,722,210       $1,268,062,368
Accumulated net realized loss on security transactions .........           (15,846)             (374)            (203,279)
                                                                   ---------------   ---------------      ---------------
  Net Assets ...................................................   $ 3,991,884,557    $   96,721,836       $1,267,859,089
                                                                   ===============   ===============      ===============
                                                                                         MUNIFUND             MUNICASH
                                                                                     -------------        ---------------
Paid-in capital ................................................                      $2,432,856,427       $2,395,600,702
Undistributed net investment income ............................                               2,304                    -
Accumulated net realized loss on security transactions .........                             (89,794)             (90,821)
                                                                                     ---------------      ---------------
  Net Assets ...................................................                      $2,432,768,937       $2,395,509,881
                                                                                     ===============      ===============
                                                                                     CALIFORNIA MONEY      NEW YORK MONEY
                                                                                           FUND                 FUND
                                                                                     -------------        ---------------
Paid-in capital ................................................                     $  501,519,283        $  316,653,161
Accumulated net realized gain (loss) on security
 transactions ..................................................                            (87,836)                    -
                                                                                     ---------------      ---------------
  Net Assets ...................................................                     $  501,431,447        $  316,653,161
                                                                                     ===============      ===============

(F) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue
Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2004.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.
The following permanent differences as of October 31, 2004, attributable to redemptions that represent capital gain distributions, were reclassified to the following Fund:

                                                         DECREASE
                                          INCREASE     ACCUMULATED
                                           PAID-IN     NET REALIZED
                                           CAPITAL         GAIN
                                        ------------ ---------------
  New York Money Fund ................   $ 105,882     $  (105,882)

     These reclassifications had no effect on net assets or net asset value per share.

                                                                              93

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The tax character of distributions paid during the last two fiscal years were as follows:

                                  TAX-FREE       ORDINARY
                                   INCOME         INCOME
                               ------------- ---------------
  TempFund
  10/31/04 ..................   $         -   $265,474,761
  10/31/03 ..................             -    317,184,756
  TempCash
  10/31/04 ..................             -    118,909,583
  10/31/03 ..................             -    127,942,066
  FedFund
  10/31/04 ..................             -     25,233,866
  10/31/03 ..................             -     31,715,282
  T-Fund
  10/31/04 ..................             -     29,281,477
  10/31/03 ..................             -     36,188,579
  Federal Trust Fund
  10/31/04 ..................             -      1,364,763
  10/31/03 ..................             -      2,034,392
  Treasury Trust Fund
  10/31/04 ..................             -     12,174,517
  10/31/03 ..................             -     13,577,514
  MuniFund
  10/31/04 ..................    18,552,850              -
  10/31/03 ..................    14,565,441              -
  MuniCash
  10/31/04 ..................    23,675,415              -
  10/31/03 ..................    19,199,722              -
  California Money Fund
  10/31/04 ..................     4,327,555              -
  10/31/03 ..................     4,726,755              -
  New York Money Fund
  10/31/04 ..................     2,938,700              -
  10/31/03 ..................     3,999,170              -

As of October 31, 2004, the components of distributable earnings/(accumulated losses) were as follows:

                                      UNDISTRIBUTED   UNDISTRIBUTED
                                         TAX-FREE       ORDINARY     CAPITAL LOSS
                                          INCOME         INCOME      CARRYFORWARDS
                                     --------------- -------------- --------------
    TempFund ......................     $        -    $29,558,439     $ (814,296)
    TempCash ......................              -     10,800,437        (88,754)
    FedFund .......................              -      2,784,237              -
    T-Fund ........................              -      3,707,188        (15,846)
    Federal Trust Fund ............              -        123,903           (374)
    Treasury Trust Fund ...........              -      1,526,681       (203,279)
    MuniFund ......................      2,711,884              -        (89,794)
    MuniCash ......................      2,806,472              -        (90,309)
    California Money Fund .........        579,528              -        (87,836)
    New York Money Fund ...........        309,202              -              -

94

                           BLACKROCK LIQUIDITY FUNDS

     At October 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                         EXPIRING OCTOBER 31
                       ---------------------------------------------------------------------------------------
                        2005   2006   2007     2008       2009       2010       2011       2012       TOTAL
                       ------ ------ ------ ---------- --------- ----------- --------- ----------- -----------
TempFund .............  $  -    $-     $-    $      -   $     -   $459,902    $     -   $354,394    $814,296
TempCash .............     -     -      -           -         -        888      9,501     78,365      88,754
T-Fund ...............     -     -      -      15,846         -          -          -          -      15,846
Federal Trust Fund ...   374     -      -           -         -          -          -          -         374
Treasury Trust Fund ..     -     -      -     111,459    91,820          -          -          -     203,279
MuniFund .............     -     -      -           -         -          -          -     89,794      89,794
MuniCash .............     -     -      -      13,010         -          -          -     77,299      90,309
California Money Fund      -     -      -           -    42,528          -     45,308          -      87,836

                                                                              95

                           BLACKROCK LIQUIDITY FUNDS
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
BlackRock Liquidity Funds:

We have audited the accompanying statements of net assets of BlackRock
Liquidity Funds (the "Funds"), including TempFund, TempCash, FedFund, T-Fund,
Federal Trust Fund, Treasury Trust, MuniFund, MuniCash, California Money Fund,
New York Money Fund as of October 31, 2004 and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets of the Funds for the year ended October 31, 2003 and the financial highlights of the Funds for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and
October 31, 2000 were audited by other auditors whose report, dated December
15, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the
Funds as of October 31, 2004, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated
periods, in conformity with accounting principles generally accepted in the
United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
December 22, 2004

96

                           BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP ("PwC"), the former independent auditors to
BlackRock Liquidity Funds [the "Registrant"], have been hired as an internal audit supporting service provider by The PNC Financial Services Group, Inc.
("PNC"), an affiliate of the Registrant's investment adviser and certain other of its service providers. In order to provide certain contemplated services to
PNC and its affiliates in the future, which would cause PwC to no longer be independent with respect to the Registrant, PwC informed the Registrant on
November 19, 2003 that it would decline to stand for re-election as independent auditors to the Registrant after the completion of the Registrant's fiscal 2003 audit.

PwC's reports on the Registrant's financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no
"reportable events" of the kind described in Item 304(a)(1)(v) of Regulation
S-K under the Securities Exchange Act of 1934, as amended.

On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP as the independent auditors to audit the Registrant's financial statements for the fiscal year ending October 31, 2004. During the Registrant's fiscal years ended
October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

TAX INFORMATION
During the fiscal year ended October 31, 2004, shareholders redeemed
$1,724,952,244 from New York Money Fund.  A Portion of those proceeds received by shareholders represent long-term capital gain distributions in the amount of
$102,187.

This notification is to meet certain Internal Revenue Service requirements.

                                                                              97

                           BLACKROCK LIQUIDITY FUNDS
                                FUND MANAGEMENT

  Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

                                     TERM OF
                                     OFFICE
 NAME, ADDRESS     POSITION(S)     AND LENGTH
    AND AGE1     HELD WITH TRUST     OF TIME
               INTERESTED TRUSTEE
 Ralph L. SchlosTrustee,          Since 2001
 Age: 53        Chairman and
                President

                                                       NUMBER OF
                                                      PORTFOLIOS                            TOTAL FUND
                                                        IN FUND                            COMPENSATION
                                                        COMPLEX                              FOR THE
 NAME, ADDRESS         PRINCIPAL OCCUPATION(S)         OVERSEEN     OTHER DIRECTORSHIPS    YEAR ENDING
    AND AGE1             DURING PAST 5 YEARS          BY TRUSTEE3     HELD BY TRUSTEE        10/31/04
                                            INTERESTED TRUSTEE
 Ralph L. SchlosDirector since 1999 and President         62      Member of the                N/A
 Age: 53        of BlackRock, Inc. since its                      Visiting Board of
                formation in 1998 and of                          Overseers of the
                BlackRock, Inc.'s predecessor                     John F. Kennedy
                entities since 1988. Member of the                School of
                Management Committee and                          Government at
                Investment Strategy Group of                      Harvard University, a
                BlackRock, Inc. Chairman and                      member of the board
                Director of the BlackRock's family                of the Financial
                of closed-end mutual funds and                    Institutions Center of
                Director of several of BlackRock's                The Wharton School
                alternative investment vehicles.                  of the University of
                                                                  Pennsylvania, a
                                                                  trustee of the
                                                                  American Museum of
                                                                  National History, a
                                                                  trustee of Trinity
                                                                  School in New York
                                                                  City, a member of the
                                                                  Board of Advisors of
                                                                  Marujupu LLC, and a
                                                                  trustee of New
                                                                  Visions for Public
                                                                  Education and of The
                                                                  Public Theater in
                                                                  New York City.

98

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                             TERM OF
                                             OFFICE
     NAME, ADDRESS         POSITION(S)     AND LENGTH
        AND AGE1         HELD WITH TRUST     OF TIME
                 DISINTERESTED TRUSTEES
 G. Nicholas Beckwith, ITrustee and       Since
 Age: 59                Chairman,         inception
                        Nominating
                        Committee
 Jerrold B. Harris      Trustee and       Since
 Age: 62                Vice              inception
                        Chairman,
                        Governance
                        Committee
 Rodney D. Johnson      Trustee and       Since
 Age: 63                Chairman,         inception
                        Governance
                        Committee
 Joseph P. Platt, Jr.   Trustee           Since
 Age:57                                   inception
 Robert C. Robb, Jr.    Trustee           Since
 Age: 59                                  inception
 Kenneth L. Urish       Trustee and       Since
 Age: 54                Chairman,         inception
                        Audit
                        Committee
 Frederick W. Winter    Trustee           Since
 Age: 60                                  inception

                                                                 NUMBER OF
                                                                PORTFOLIOS                           TOTAL FUND
                                                                  IN FUND                           COMPENSATION
                                                                  COMPLEX                             FOR THE
     NAME, ADDRESS              PRINCIPAL OCCUPATION(S)          OVERSEEN     OTHER DIRECTORSHIPS   YEAR ENDING
        AND AGE1                  DURING PAST 5 YEARS           BY TRUSTEE3     HELD BY TRUSTEE       10/31/04
                                              DISINTERESTED TRUSTEES
 G. Nicholas Beckwith, IChairman and Chief Executive                10                             $ 56,000
 Age: 59                Officer, Beckwith Machinery
                        Company; Chairman of the Board
                        of Directors, University of
                        Pittsburgh Medical Center; Board
                        of Visitors, University of Pittsburgh
                        School of Medicine; Board of
                        Directors, Shadyside Hospital
                        Foundation; Beckwith Institute for
                        Innovation in Patient Care; UPMC
                        Rehabilitation Hospital; Brown
                        University's Corporation
                        Committee on Biomedical Affairs;
                        Brown University's President
                        Leadership Council; Trustee:
                        Shadyside Academy; Claude
                        Worthington Benedum Foundation;
                        Chatham College; University of
                        Pittsburgh; Beckwith Family
                        Foundation.
 Jerrold B. Harris      Until September 1, 1999, President          10                             $ 61,000
 Age: 62                and Chief Executive Officer, VWR
                        Scientific Products Corp.; Trustee,
                        Ursinus College.
 Rodney D. Johnson      President, Fairmount Capital                10                             $ 66,000
 Age: 63                Advisors, Inc.; Director, Fox Chase
                        Cancer Center; Member of the
                        Archdiocesan Investment
                        Committee of the Archdiocese of
                        Philadelphia
 Joseph P. Platt, Jr.   Partner, Amarna Partners (private           10                             $ 56,000
 Age:57                 investment company); Chairman of
                        the Board, Restaurant Insurance
                        Holding; Director, Jones & Brown
                        (Canadian insurance broker);
                        formerly, a Director and Executive
                        Vice President of Johnson &
                        Higgins.
 Robert C. Robb, Jr.    Partner, Lewis, Eckert, Robb &              10                             $ 56,000
 Age: 59                Company (management and
                        financial consulting firm); Trustee,
                        EQK Realty Investors; Director,
                        Tamaqua Cable Products
                        Company; Director, Brynwood
                        Partners; former Director, PNC
                        Bank.
 Kenneth L. Urish       Managing Partner, Urish Popeck &            10                             $ 66,000
 Age: 54                Co. LLC (certified public
                        accountants and consultants);
                        External Advisory Board, The
                        Pennsylvania State University
                        Accounting Department; Trustee,
                        The Holy Family Foundation;
                        Director, Western Pennsylvania
                        Montessori School; AlphaSource
                        Procurement Systems, L.P.
 Frederick W. Winter    Dean, Joseph M. Katz School of              10      Director, Alkon        $ 56,000
 Age: 60                Business - University of                            Corporation
                        Pittsburgh (1997-present).                          (1992-present);
                                                                            Director, Indotronix,
                                                                            Inc. (2005-present)

                                                99

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONCLUDED)

                                             TERM OF                                          TOTAL FUND
                                             OFFICE                                          COMPENSATION
                                           AND LENGTH                                          FOR THE
     NAME, ADDRESS         POSITION(S)       OF TIME          PRINCIPAL OCCUPATION(S)        YEAR ENDING
        AND AGE1         HELD WITH TRUST     SERVED2            DURING PAST 5 YEARS            10/31/04
                                       OFFICERS WHO ARE NOT TRUSTEES
 Bart Battista          Chief             Since 2004   Chief Compliance Officer and              N/A
                                                       Anti-Money Laundering Compliance
 BlackRock, Inc.        Compliance                     Officer of BlackRock, Inc. since
                                                       2004; Managing Director (since
                                                       2003),
 40 E. 52nd Street      Officer and                    and Director (1998-2002) of
                                                       BlackRock, Inc.
 New York, NY 10022     Anti-Money
 Age: 45                Laundering
                        Compliance
                        Officer
 Paul Audet             Treasurer         Since 2001   Managing Director and Chief               N/A
                                                       Financial Officer, BlackRock, Inc.
                                                       (since
 BlackRock, Inc.                                       1998); Treasurer, BlackRock Funds
                                                       (since 2002).
 40 E. 52nd Street
 New York, NY 10022
 Age: 51
 Ellen L. Corson        Assistant         Since 2001   Senior Director and Vice President        N/A
                                                       of Fund Accounting and Adminis-
 PFPC Inc.              Treasurer                      tration, PFPC Inc. (since 2003);
                                                       Vice President and Director of
                                                       Mutual
 103 Bellevue Parkway                                  Fund Accounting and Administration,
                                                       PFPC Inc. (since November 1997).
 Wilmington, DE 19809
 Age: 40
 W. Bruce McConnel      Secretary         Since        Managing Partner of the law firm of       N/A
                                                       Drinker Biddle & Reath LLP,
 Drinker Biddle &                         Inception    Philadelphia, Pennsylvania.
 Reath LLP
 One Logan Square
 18th & Cherry Streets
 Philadelphia, PA
 19103-6996
 Age: 61

1. Each Trustee may be contacted by writing to the Trust, c/o BlackRock
   Institutional Management Corporation, Attn: Brian Kindelan, 100 Bellevue
   Parkway, Wilmington, DE 19809.
2. Each Trustee holds office (1) until his or her successor is elected and qualified or (2) such time as such Trustee resigns or his or her term as a
   Trustee is terminated in accordance with the Trust's By-Laws and/or
   Agreement and Declaration of Trust. Each officer holds office for a one year term.
3. The Fund Complex means two or more registered investment companies that: (1)
   hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
4. Mr. Schlosstein is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and owns securities of BlackRock, Inc., which is BIMC's parent.

100

                           BLACKROCK LIQUIDITY FUNDS

Investment Adviser

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, DE 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Custodian

     PFPC Trust Co.

     Philadelphia, Pennsylvania 19153

Counsel

     Drinker Biddle & Reath LLP

     Philadelphia, Pennsylvania 19103

Independent Registered Public Accountant

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust has filed its complete schedule of portfolio holdings for the third quarter of its fiscal year ended July 31, 2004 with the Commission on Form N-Q.
The Trust's Form N-Q is available on the Commission's website at
http://www.sec.gov. The Trust's Form N-Q, when available, may be reviewed and copied at the Commission's Public reference Room in Washington, D.C.
Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q, when available, may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the
Fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

BLF-ANNUAL

[LOGO OF SIERRA CLUB]
--------------
 Mutual Funds
--------------

                             [GRAPHIC APPEARS HERE]

                                                  FedFund - Cash Reserve Shares

                                                  Annual Report

                                                   October 31, 2004

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway 4th Floor

 Wilmington,DE 19809
(302) 797-2000
www.brpif.com

December 15, 2004

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of FedFund
Cash Reserve Shares of BlackRock Liquidity Funds for the year ended October 31,
2004.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client
Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

/s/ Ralph L. Schlosstein
-------------------------
Ralph L. Schlosstein
Chairman & President

                                    FEDFUND

FUND PROFILE

Portfolio Diversification - % of Portfolio
Repurchase Agreements           88.6
Treasury Obligations            11.4

Distribution - Weighted Average Maturity 29 days
(1-30)          70.6
(31-60)         21.0
(61-90)          0.1
(91-120)        0.01
(121-150)        3.5
(Over150)        2.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/
exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2004 to October 31, 2004.

                                                                               1

                               FEDFUND

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Actual Expenses
                           ---------------------------------------------------------------------------------------------------
                                                                                          Bear          Bear
                                                                                        Stearns       Stearns         Bear
                                                              Cash          Bear        Premier       Private       Stearns
                            Institutional      Dollar       Reserve       Stearns        Select        Client       Premier
                           --------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                       1,000          1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                     1,006.00       1,004.80      1,004.00      1,002.10      1,004.80      1,004.10      1,003.50
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                         1.01           2.27          3.02          4.93          2.27          2.97          3.53

2

                               FEDFUND

                                                                  Hypothetical Expenses
                                                               (5% return before expenses)
                           ---------------------------------------------------------------------------------------------------
                                                                                          Bear          Bear
                                                                                        Stearns       Stearns         Bear
                                                              Cash          Bear        Premier       Private       Stearns
                            Institutional      Dollar       Reserve       Stearns        Select        Client       Premier
                           --------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (5/01/04)                       1,000          1,000         1,000         1,000         1,000         1,000         1,000
Ending Account Value
 (10/31/04)                     1,023.98       1,022.71      1,021.95      1,020.01      1,022.71      1,022.00      1,021.44
Expenses Incurred During
 Period (5/01/04 -
 10/31/04)*                         1.02           2.29          3.05          4.99          2.29          3.00          3.56

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.98%, 0.45%, 0.59%, and
0.70% for Institutional, Dollar, Cash Reserve, Bear Stearns, Bear Stearns
Premier Select, Bear Stearns Private Client, and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                               3

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    FEDFUND

OCTOBER 31, 2004

                                  PAR
                    MATURITY     (000)        VALUE
                   ---------- ---------- --------------
AGENCY OBLIGATIONS - 61.8%
Federal Farm Credit Bank Discount Notes - 0.3%
     1.69%         11/01/04    $  7,371   $  7,371,000
                                          ------------
Federal Farm Credit Bank Variable Rate Notes - 6.9%
     1.75%(b)      11/01/04     150,000    149,993,967
     1.78%(b)      11/01/04      10,000      9,998,716

                                          ============
                                           159,992,683
                                          ------------
Federal Home Loan Bank Bonds - 2.9%
     1.45%         01/11/05      15,000     15,000,844
     1.38%         03/28/05      26,000     26,000,000
     1.42%         04/04/05      15,000     15,000,000
     1.41%         05/09/05      12,000     12,000,000

                                          ============
                                            68,000,844
                                          ------------
Federal Home Loan Bank Discount Notes - 6.8%
     1.59%         11/09/04     119,938    119,895,622
     1.60%         11/09/04      35,985     35,972,245

                                          ============
                                           155,867,867
                                          ------------
Federal Home Loan Bank Variable Rate Notes - 13.2%
     1.74%(b)      11/03/04      50,000     49,978,616
     1.72%(b)      12/08/04     102,000    101,952,041
     1.74%(b)      12/12/04      50,000     49,974,049
     1.84%(b)      12/21/04     102,000    101,993,119

                                          ============
                                           303,897,825
                                          ------------
Federal Home Loan Mortgage Corporation Bonds - 5.5%
     3.25%         11/15/04      25,000     25,017,522
     1.46%         11/17/04      25,000     25,000,000
     1.42%         03/01/05      25,000     25,000,000
     1.29%         03/23/05      29,000     29,000,000
     2.88%         09/15/05      22,000     22,084,082

                                          ============
                                           126,101,604
                                          ------------
Federal National Mortgage Association Discount Notes -
1.1%
     1.50%         11/02/04      25,000     24,998,958
                                          ------------
Federal National Mortgage Association Variable Rate
Notes - 25.1%
     1.75%(b)      11/01/04     150,000    149,985,818
     1.64%(b)      11/18/04     100,000     99,993,898
     1.84%(b)      11/29/04      50,000     49,980,298
     1.68%(b)      12/06/04      80,000     79,959,696

4

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONTINUED)

OCTOBER 31, 2004

                                                                                       PAR
                                                                         MATURITY     (000)         VALUE
                                                                        ---------- ---------- ----------------
AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association Variable Rate Notes (continued)
              1.77%(b)                                                  12/09/04    $ 50,000   $   49,997,587
              1.86%(b)                                                  12/23/04     100,000       99,994,133
              2.02%(b)                                                  01/28/05      50,000       49,993,890

                                                                                               ==============
                                                                                                  579,905,320
                                                                                               --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,426,136,101)                                                                         1,426,136,101
                                                                                               --------------
REPURCHASE AGREEMENTS - 38.1%
Deutsche Bank Securities, Inc.
              1.62%                                                     11/03/04     100,000      100,000,000
  (Agreement dated 08/03/04 to be repurchased at $100,414,000, collateralized by $144,775,411 Federal Home Loan Corporation
   Adjustable Rate Mortgage Notes and Bonds, Federal National Mortgage
   Association Bonds and Variable Rate Notes 3.16% to 7.00% due from
   08/01/19 to 11/01/34. The market value of the collateral is
$   103,000,000.)
Deutsche Bank Securities, Inc.
              1.62%                                                     11/15/04     100,000      100,000,000
  (Agreement dated 08/10/04 to be repurchased at $100,436,500, collateralized by $144,775,411 Federal Home Loan Corporation
   Adjustable Rate Mortgage Notes and Bonds, Federal National Mortgage
   Association Bonds and Variable Rate Notes 3.16% to 7.00% due from
   08/01/19 to 11/01/34. The market value is $103,000,000.)
Goldman Sachs & Co.
              1.81%                                                     11/09/04     100,000      100,000,000
  (Agreement dated 10/27/04 to be repurchased at $100,065,361, collateralized by $104,985,866 Federal National Mortgage Association
   Bonds 6.00% due 08/01/34. The market value is $103,000,000.)
Merrill Lynch & Co., Inc.
              1.81%                                                     11/01/04     124,100      124,100,000
  (Agreement dated 10/29/04 to be repurchased at $124,118,718, collateralized by $219,548,138 Federal Home Loan Mortgage
   Corporation Bonds, Federal National Mortgage Association Bonds and
   Government National Mortgage Association Bonds 4.00% to 7.50% due
   from 12/01/05 to 09/01/34. The market value is $127,827,670.)
Merrill Lynch & Co., Inc.
              1.79%                                                     11/10/04     100,000      100,000,000
  (Agreement dated 10/21/04 to be repurchased at $100,099,444, collateralized by $209,097,714 Federal Home Loan Mortgage
   Corporation Adjustable Rate Mortgage Notes, Federal National
   Mortgage Association Variable Rate Mortgage Notes and Government
   National Mortgage Association Bonds 2.22% to 5.50% due from
   09/25/23 to 07/15/34. The market value is $103,001,009.)

                                                                               5

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONTINUED)

OCTOBER 31, 2004

                                                                                       PAR
                                                                         MATURITY     (000)         VALUE
                                                                        ---------- ----------- ---------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
              1.86%                                                     11/01/04    $196,000    $196,000,000
  (Agreement dated 10/29/04 to be repurchased at $196,030,380, collateralized by $321,625,000 Federal Home Loan Bank Bonds and
   Resolution Funding Corporation Strips 0.00% to 6.00% due from
   11/03/04 to 01/15/30. The market value is $206,037,942.)
PNC Bank N.A.(c)
              1.58%                                                     11/01/04      59,300      59,300,000
  (Agreement dated 10/29/04 to be repurchased at $59,307,808, collateralized by $90,000,000 Federal National Mortgage Association
   Bonds 2.92% due 08/15/07. The market value is $90,309,375.)
UBS Securities LLC
              1.65%                                                     11/17/04     100,000     100,000,000
  (Agreement dated 08/19/04 to be repurchased at $100,412,500, collateralized by $157,000,000 Federal National Mortgage Association
   Strips 0.00% due from 07/01/33 to 12/01/33. The market value is
$   103,001,230.)

                                                                                                ============
TOTAL REPURCHASE AGREEMENTS
  (Cost $879,400,000)                                                                            879,400,000
                                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES -  99.9%
  (Cost $2,305,536,101(a))                                     2,305,536,101
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                       1,859,721
                                                               -------------
NET ASSETS -  100.0% (Equivalent to $1.00 per share
  based on 1,883,240,818 Institutional Shares, 345,450,004
  Dollar Shares, 9,275,571 Cash Reserve Shares, 18,837,370
  Bear Stearns Shares, 2,147 Bear Stearns Premier Select
  Shares, 50,579,467 Bear Stearns Private Client Shares and
  2,143 Bear Stearns Premier Shares outstanding)              $2,307,395,822
                                                              ==============

6

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONCLUDED)

OCTOBER 31, 2004

                                             VALUE
                                          -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($1,883,220,058/1,883,240,818)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($345,479,340/345,450,004)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
          ($9,275,578/9,275,571)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($18,837,415/18,837,370)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SELECT SHARE
                  ($2,147/2,147)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
        ($50,579,142/50,579,467)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,142/2,143)            $  1.00
                                            =======

--------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of October 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC
     Financial Services Group, Inc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               7

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2004

                                                               FEDFUND
                                                           ---------------
Investment Income:
  Interest income ......................................    $ 31,497,050
                                                            ------------
Expenses:
  Investment advisory fee ..............................       2,939,244
  Administration fee ...................................       3,935,188
  Custodian fee ........................................         184,390
  Transfer agent fee ...................................         174,793
  Shareholder servicing fees - class specific ..........       1,153,039
  Distribution fees - class specific ...................         108,464
  Legal fees ...........................................          16,700
  Audit fees ...........................................           8,791
  Printing .............................................          14,683
  Registration fees and expenses .......................          68,709
  Trustees' fees and expenses ..........................          25,626
  Other ................................................          93,329
                                                            ------------
Total expenses .........................................       8,722,956
                                                            ------------
Less investment advisory and administration fees
  waived ...............................................      (2,369,742)
Less distribution fees waived - class specific .........         (60,650)
Less shareholder servicing fees waived - class
  specific .............................................         (27,818)
Less custody fees paid indirectly ......................          (1,562)
                                                            ------------
Net expenses ...........................................       6,263,184
                                                            ------------
Net investment income ..................................      25,233,866
  Net realized gain (loss) from investment
    transactions .......................................           9,583
                                                            ------------
  Net increase in net assets resulting from
    operations .........................................    $ 25,243,449
                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                           BLACKROCK LIQUIDITY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     FEDFUND
                                                      --------------------------------------
                                                          YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 2004    OCTOBER 31, 2003
                                                      ------------------ -------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................  $    25,233,866     $    31,715,282
    Net gain (loss) on investments ..................            9,583              24,682
                                                       ---------------     ---------------
    Net increase in net assets resulting from
      operations ....................................       25,243,449          31,739,964
                                                       ---------------     ---------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ............................      (21,935,118)        (27,344,879)
    Dollar Shares ...................................       (3,018,104)         (4,306,454)
    Cash Management Shares ..........................                -                   -
    Cash Reserve Shares .............................          (71,514)            (48,268)
    Administration Shares ...........................                -                   -
    Bear Stearns Shares .............................          (48,920)            (15,681)
    Bear Stearns Premier Select Shares ..............              (12)                  -
    Bear Stearns Private Client Shares ..............         (160,187)                  -
    Bear Stearns Premier Shares .....................              (11)                  -
                                                       ---------------     ---------------
      Total distributions from net investment
       income .......................................      (25,233,866)        (31,715,282)
                                                       ---------------     ---------------
    Capital share transactions ......................     (274,674,705)        (11,484,018)
                                                       ---------------     ---------------
      Total increase (decrease) in net assts ........     (274,665,122)        (11,459,336)
Net assets:
    Beginning of year ...............................    2,582,060,944       2,593,520,280
                                                       ---------------     ---------------
    End of year .....................................  $ 2,307,395,822     $ 2,582,060,944
                                                       ===============     ===============
    End of year undistributed net investment
      income ........................................  $             -     $             -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              9

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DIVIDENDS TO      NET
                                      NET ASSET                SHAREHOLDERS     ASSET
                                        VALUE         NET        FROM NET       VALUE
                                      BEGINNING   INVESTMENT    INVESTMENT      END OF
                                      OF PERIOD     INCOME        INCOME        PERIOD
                                     =========== ============ ============== ===========
       -------
       FedFund
       -------
       Institutional Shares
       10/31/04                       $   1.00    $   0.0105   $   (0.0105)   $   1.00
       10/31/03                           1.00        0.0110     (0.0110)       1.00
       10/31/02                           1.00        0.0183     (0.0183)       1.00
       10/31/01                           1.00        0.0469     (0.0469)       1.00
       10/31/00                           1.00        0.0594     (0.0594)       1.00
       Dollar Shares
       10/31/04                       $   1.00    $   0.0080   $   (0.0080)   $   1.00
       10/31/03                           1.00        0.0085     (0.0085)       1.00
       10/31/02                           1.00        0.0158     (0.0158)       1.00
       10/31/01                           1.00        0.0444     (0.0444)       1.00
       10/31/00                           1.00        0.0569     (0.0569)       1.00
       Cash Reserve Shares
       10/31/04                       $   1.00    $   0.0065   $   (0.0065)   $   1.00
       04/01/031 through 10/31/03         1.00        0.0034     (0.0034)       1.00
       Bear Stearns Shares
       10/31/04                       $   1.00    $   0.0031   $   (0.0031)   $   1.00
       10/31/03                           1.00        0.0033     (0.0033)       1.00
       05/20/021 through 10/31/02         1.00        0.0040     (0.0040)       1.00
       Bear Stearns Premier Select Shares
       03/26/041 through 10/31/04     $   1.00    $   0.0054   $   (0.0054)   $   1.00
       Bear Stearns Private Client Shares
       03/26/041 through 10/31/04     $   1.00    $   0.0045   $   (0.0045)   $   1.00
       Bear Stearns Premier Shares
       03/26/041 through 10/31/04     $   1.00    $   0.0038   $   (0.0038)   $   1.00

      1 Commencement of operations of share class.

      2 Annualized.

      3 Past performance is no guarantee of future results.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10

                           BLACKROCK LIQUIDITY FUNDS

                                                                        RATIO OF
                                                     RATIO OF         EXPENSES TO     RATIO OF NET
                                   RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                 EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                 NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
   RETURN3      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
============   ==============   =============   ==================   =============   =============
      1.05%     $ 1,883,220         0.20%            0.20%           0.29%         1.04%
     1.10         2,163,336        0.20               0.20              0.28            1.10
     1.85         1,955,108        0.20               0.20              0.26            1.82
     4.79         1,684,597        0.20               0.20              0.27            4.61
     6.10         1,400,232        0.20               0.20              0.29            6.01

      0.80%     $   345,479         0.45%            0.45%           0.54%         0.79%
     0.85           397,344        0.45               0.45              0.53            0.87
     1.60           635,685        0.45               0.45              0.50            1.61
     4.53           814,186        0.45               0.45              0.52            4.18
     5.84           216,511        0.45               0.45              0.54            6.04
      0.65%     $     9,276         0.60%            0.60%           0.69%         0.62%
     0.592           13,492        0.602              0.602             0.692           0.582

      0.31%     $    18,837         0.95%            0.95%           1.09%         0.36%
     0.33             7,889        0.95               0.95              1.08            0.30
     0.892            2,728        1.002              1.002             1.082           0.872
      0.54%     $         2          0.45%2             0.45%2            0.54%2          0.92%2

      0.45%     $    50,579          0.58%2            0.58%            0.80%2          0.92%2
      0.38%     $         2          0.70%2            0.70%            0.79%2          0.60%2

                                                                              11

                           BLACKROCK LIQUIDITY FUNDS
                         NOTES TO FINANCIAL STATEMENTS

(A) Organization

     BlackRock Liquidity Funds (the "Trust") (formerly, BlackRock Provident
Institutional Funds) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment
Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal
Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for
California Investors, Inc.; and (5) Municipal Fund for New York Investors, Inc.
(together, the"Predecessor Companies"). On February 10, 1999, the Predecessor
Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to FedFund (the "Fund").

     FedFund offers ten classes of shares: Administration Shares, Bear Stearns
Shares, Bear Stearns Premier Shares, Bear Stearns Premier Select Shares, Bear
Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash
Reserve Shares, Dollar Shares and Institutional Shares.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate accretion of any discount or amortization of any premium is

12

                           BLACKROCK LIQUIDITY FUNDS

recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of the Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For FedFund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Other - Expenses that are directly related to FedFund are charged directly to the Fund. Other operating expenses are prorated to the Fund on the basis of relative net assets. Class- specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective class on the basis of the relative net assets each day. For the year  ended October 31, 2004, the information provided below shows the various types of class-specific expenses borne directly by each class of FedFund and any associated waivers of those expenses.

                                                                              13

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The following table provides a list of share classes offered by the
Trust's FedFund along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and
Distribution Plans.

                                                  SHAREHOLDER       DISTRIBUTION
                                                SERVICE FEES(1)       FEES(2)
                                               -----------------   -------------
       Institutional .......................             -                 -
       Dollar ..............................          0.25%                -
       Cash Management .....................          0.50%                -
       Cash Reserve ........................          0.40%                -
       Administration ......................          0.10%                -
       Bear Stearns ........................          0.50%             0.35%
       Bear Stearns Premier Select .........          0.40%             0.10%
       Bear Stearns Private Client .........          0.50%             0.35%
       Bear Stearns Premier ................          0.50%             0.10%
       Cash Plus ...........................          0.50%             0.35%

(1)The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)Dividends paid to shareholders of all share classes with a 12b-1 Plan are reduced by fees paid under such plan.

     Below are the Shareholder Service Fees, Shareholder Service Fees Waived,
Distribution Fees and Distribution Fees Waived for FedFund:

                                       SHAREHOLDER   SHAREHOLDER                  DISTRIBUTION
                                         SERVICE       SERVICE     DISTRIBUTION       FEES
                                           FEES      FEES WAIVED       FEES          WAIVED
                                      ------------- ------------- -------------- -------------
Dollar ..............................  $  959,119   $     -       $      -       $     -
Cash Reserve ........................      45,795         -              -             -
Bear Stearns ........................      61,469     7,573         47,810             -
Bear Stearns Premier Select .........           4         4              2             -
Bear Stearns Private Client .........      86,643    20,239         60,650        60,650
Bear Stearns Premier ................           9         2              2             -
                                       ----------   -------       --------       -------
Total ...............................  $1,153,039   $27,818       $108,464       $60,650
                                       ==========   =======       ========       =======

14

                           BLACKROCK LIQUIDITY FUNDS

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of
BlackRock, Inc., BIMC manages the Fund and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect majority-owned subsidiary of The
PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the
"Co-Administrators").

     In return for BIMC's advisory services, the Fund pays BIMC a fee, computed daily and payable monthly, based upon its average net assets as combined with
T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust, as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion,
..095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

     For the year ended October 31, 2004, advisory fees and waivers for the
Fund were as follows:

                           GROSS                      NET ADVISORY
                       ADVISORY FEE       WAIVER          FEE
                      --------------   -----------   -------------
  FedFund .........     2,939,244      1,184,871       1,754,373

     In return for their administrative services, the Trust pays the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the Fund as follows: .175%
of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion and .10% of amounts in excess of $3 billion.

                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     For the year ended October 31, 2004, administration fees and waivers for the Fund were as follows:

                           GROSS                            NET
                      ADMINISTRATION                   ADMINISTRATION
                            FEE            WAIVER           FEE
                     ----------------   -----------   ---------------
 FedFund .........      3,935,188       1,184,871        2,750,317

     The Co-Administrators and BIMC have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of FedFund do not exceed .20% of its average net assets.
The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

In return for PFPC's transfer agent services, the Trust pays certain fees and charges to PFPC. For the year ended October 31, 2004, the Fund paid the following amount to PFPC for transfer agent services: $138,556.

     In return for custody services provided by PFPC Trust Co., the Trust pays
PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of the Fund as follows: .006%
of the first $10 billion, .0055% of the next $10 billion and .005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits").
For the year ended October 31, 2004, custody credits earned were  $1,562 for the Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Select
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns Premier Select Shares Distribution
Plan and the

16

                           BLACKROCK LIQUIDITY FUNDS

Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service
Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the
Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns,
Bear Stearns Premier, Bear Stearns Premier Select and Bear Stearns Private
Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     For the year ended October 31, 2004, FedFund paid shareholder services fees to affiliates of BIMC in the amount of $977,516.

     As of year ended October 31, 2004, affiliated payables were as follows:

                         PFPC AND                       OTHER
                        PFPC TRUST                       BIMC
                          CO. (1)      BIMC (2)     AFFILIATES (3)
                       ------------   ----------   ---------------
   FedFund .........     52,347        302,593         72,359

(1)Payables to PFPC as of October 31, 2004 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust
  Co. as of October 31, 2004 are for custody services provided to the Trust.

(2)Payables to BIMC as of October 31, 2004 are for advisory and administration services provided to the Trust.

(3)Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
  Shareholder Services Plans and Distribution Plans, respectively.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because FedFund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Transactions in capital shares for each period were as follows:

                                                                   FEDFUND
                                                 -------------------------------------------
                                                      YEAR ENDED             YEAR ENDED
                                                   OCTOBER 31, 2004       OCTOBER 31, 2003
                                                 --------------------   --------------------
Shares sold:
  Institutional Shares .......................   $13,749,730,536        $18,617,146,278
  Dollar Shares ..............................    10,197,848,730          9,347,454,997
  Cash Reserve Shares ........................           298,977             14,767,894
  Bear Stearns Shares ........................        93,587,130             39,623,477
  Bear Stearns Private Client Shares .........       100,508,918                      -
  Bear Stearns Premier Shares ................             6,631                      -
  Bear Stearns Premier Select Shares .........             6,336                      -
Shares issued in reinvestment of
  dividends:
  Institutional Shares .......................         6,246,171              6,438,915
  Dollar Shares ..............................            22,410                 35,588
  Cash Reserve Shares ........................                 -                      -
  Bear Stearns Shares ........................            48,229                 15,891
  Bear Stearns Private Client Shares .........           155,352                      -
  Bear Stearns Premier Shares ................                11                      -
  Bear Stearns Premier Select Shares .........                15                      -
Shares redeemed:
  Institutional Shares .......................   (14,036,100,725)       (18,415,375,127)
  Dollar Shares ..............................   (10,249,737,317)        (9,585,838,350)
  Cash Reserve Shares ........................        (4,515,153)            (1,276,147)
  Bear Stearns Shares ........................       (82,687,450)           (34,477,434)
  Bear Stearns Private Client Shares .........       (50,084,803)                     -
  Bear Stearns Premier Shares ................            (4,499)                     -
  Bear Stearns Premier Select Shares .........            (4,204)                     -
                                                 ---------------        ---------------
Net decrease .................................   $  (274,674,705)       $   (11,484,018)
                                                 ===============        ===============

       On October 31, 2004, three shareholders held approximately 85% of
FedFund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account

18

                           BLACKROCK LIQUIDITY FUNDS

executes transactions in the Fund's shares on behalf of multiple underlying
Fund shareholders.

(E) At October 31, 2004, net assets consisted of:

                                         FEDFUND
                                    -----------------
Paid-in capital .................   $2,307,387,520
Accumulated net realized gain on
  security transactions .........            8,302
                                    --------------
    Net Assets ..................   $2,307,395,822
                                    ==============

(F) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended October 31, 2004.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

                                                                              19

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The tax character of distributions paid during the last two fiscal years were as follows:

                          TAX-FREE      ORDINARY
                           INCOME        INCOME
                         ----------   -----------
  FedFund
  10/31/04 ...........          -     25,233,866
  10/31/03 ...........          -     31,715,282

As of October 31, 2004, the components of distributable earnings/

(accumulated losses) were as follows:

                     UNDISTRIBUTED     UNDISTRIBUTED
                        TAX-FREE         ORDINARY       CAPITAL LOSS
                         INCOME           INCOME        CARRYFORWARDS
                    ---------------   --------------   --------------
FedFund .........               -       2,784,237                  -

     At October 31, 2004, the Fund did not have any capital loss carryforwards available to offset future realized capital gains.

20

                           BLACKROCK LIQUIDITY FUNDS
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

BlackRock Liquidity Funds:

We have audited the accompanying statement of net assets of FedFund (the
"Fund") (one of the ten funds constituting BlackRock Liquidity Funds) (the
"Trust") as of October 31, 2004 and the related statement of operations, statement of changes in net assets and the financial highlights for the period in the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets of the Fund for the year ended
October 31, 2003 and the financial highlights of the Fund for the periods ended
October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 2000 were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of October 31, 2004, the result of its operation, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
December 22, 2004

                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

PricewaterhouseCoopers LLP ("PwC"), the former independent auditors to
BlackRock Liquidity Funds [the "Registrant"], have been hired as an internal audit supporting service provider by The PNC Financial Services Group, Inc.
("PNC"), an affiliate of the Registrant's investment adviser and certain other of its service providers. In order to provide certain contemplated services to
PNC and its affiliates in the future, which would cause PwC to no longer be independent with respect to the Registrant, PwC informed the Registrant on
November 19, 2003 that it would decline to stand for re-election as independent auditors to the Registrant after the completion of the Registrant's fiscal 2003 audit.

PwC's reports on the Registrant's financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no
"reportable events" of the kind described in Item 304(a)(1)(v) of Regulation
S-K under the Securities Exchange Act of 1934, as amended.

On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP as the independent auditors to audit the Registrant's financial statements for the fiscal year ending October 31, 2004. During the Registrant's fiscal years ended
October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

22

                           BLACKROCK LIQUIDITY FUNDS
                                FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

                                                                    NUMBER OF
                                 TERM OF                           PORTFOLIOS                     TOTAL FUND
                                 OFFICE                              IN FUND         OTHER       COMPENSATION
     NAME,       POSITION(S)   AND LENGTH         PRINCIPAL          COMPLEX     DIRECTORSHIPS     FOR THE
    ADDRESS       HELD WITH      OF TIME        OCCUPATION(S)       OVERSEEN        HELD BY      YEAR ENDING
    AND AGE1        TRUST        SERVED2     DURING PAST 5 YEARS   BY TRUSTEE3      TRUSTEE        10/31/04
                                               INTERESTED TRUSTEE
 Ralph L.       Trustee,      Since 2001   Director since 1999         62      Member of        N/A
 Schlosstein4   Chairman                   and President of                    the Visiting
 Age: 53        and                        BlackRock, Inc.                     Board of
                President                  since its formation                 Overseers of
                                           in 1998 and of                      the John F.
                                           BlackRock, Inc.'s                   Kennedy
                                           predecessor                         School of
                                           entities since 1988.                Government
                                           Member of the                       at Harvard
                                           Management                          University, a
                                           Committee and                       member of
                                           Investment                          the board of
                                           Strategy Group of                   the Financial
                                           BlackRock, Inc.                     Institutions
                                           Chairman and                        Center of The
                                           Director of the                     Wharton
                                           BlackRock's family                  School of the
                                           of closed-end                       University of
                                           mutual funds and                    Pennsylvania,
                                           Director of several                 a trustee of
                                           of BlackRock's                      the American
                                           alternative                         Museum of
                                           investment                          National
                                           vehicles.                           History, a
                                                                               trustee of
                                                                               Trinity School
                                                                               in New York
                                                                               City, a
                                                                               member of
                                                                               the Board of
                                                                               Advisors of
                                                                               Marujupu
                                                                               LLC, and a
                                                                               trustee of
                                                                               New Visions
                                                                               for Public
                                                                               Education and
                                                                               of The Public
                                                                               Theater in
                                                                               New York City.

                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                                                    NUMBER OF
                                  TERM OF                          PORTFOLIOS                   TOTAL FUND
                                  OFFICE                             IN FUND        OTHER      COMPENSATION
      NAME,       POSITION(S)   AND LENGTH        PRINCIPAL          COMPLEX    DIRECTORSHIPS    FOR THE
     ADDRESS       HELD WITH      OF TIME       OCCUPATION(S)       OVERSEEN       HELD BY     YEAR ENDING
    AND AGE1         TRUST        SERVED2    DURING PAST 5 YEARS   BY TRUSTEE3     TRUSTEE       10/31/04
                                            DISINTERESTED TRUSTEES
 G. Nicholas     Trustee and   Since        Chairman and               10                     $ 56,000
 Beckwith, III   Chairman,     inception    Chief Executive
 Age: 59         Nominating                 Officer, Beckwith
                 Committee                  Machinery
                                            Company;
                                            Chairman of the
                                            Board of Directors,
                                            University of
                                            Pittsburgh Medical
                                            Center; Board of
                                            Visitors, University
                                            of Pittsburgh
                                            School of Medicine;
                                            Board of Directors,
                                            Shadyside Hospital
                                            Foundation;
                                            Beckwith Institute
                                            for Innovation in
                                            Patient Care;
                                            UPMC
                                            Rehabilitation
                                            Hospital; Brown
                                            University's
                                            Corporation
                                            Committee on
                                            Biomedical Affairs;
                                            Brown University's
                                            President
                                            Leadership
                                            Council; Trustee:
                                            Shadyside
                                            Academy; Claude
                                            Worthington
                                            Benedum
                                            Foundation;
                                            Chatham College;
                                            University of
                                            Pittsburgh;
                                            Beckwith Family
                                            Foundation.

24

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                                                 NUMBER OF
                               TERM OF                          PORTFOLIOS                   TOTAL FUND
                               OFFICE                             IN FUND        OTHER      COMPENSATION
    NAME,      POSITION(S)   AND LENGTH        PRINCIPAL          COMPLEX    DIRECTORSHIPS    FOR THE
   ADDRESS      HELD WITH      OF TIME       OCCUPATION(S)       OVERSEEN       HELD BY     YEAR ENDING
   AND AGE1       TRUST        SERVED2    DURING PAST 5 YEARS   BY TRUSTEE3     TRUSTEE       10/31/04
 Jerrold B.   Trustee and   Since        Until September 1,         10                     $ 61,000
 Harris       Vice          inception    1999, President and
 Age: 62      Chairman,                  Chief Executive
              Governance                 Officer, VWR
              Committee                  Scientific Products
                                         Corp.; Trustee,
                                         Ursinus College.
 Rodney D.    Trustee and   Since        President,                 10                     $ 66,000
 Johnson      Chairman,     inception    Fairmount Capital
 Age: 63      Governance                 Advisors, Inc.;
              Committee                  Director, Fox Chase
                                         Cancer Center;
                                         Member of the
                                         Archdiocesan
                                         Investment
                                         Committee of the
                                         Archdiocese of
                                         Philadelphia
 Joseph P.    Trustee       Since        Partner, Amarna            10                     $ 56,000
 Platt, Jr.                 inception    Partners (private
 Age:57                                  investment
                                         company);
                                         Chairman of the
                                         Board, Restaurant
                                         Insurance Holding;
                                         Director, Jones &
                                         Brown (Canadian
                                         insurance broker);
                                         formerly, a Director
                                         and Executive Vice
                                         President of
                                         Johnson & Higgins.
 Robert C.    Trustee       Since        Partner, Lewis,            10                     $ 56,000
 Robb, Jr.                  inception    Eckert, Robb &
 Age: 59                                 Company
                                         (management and
                                         financial consulting
                                         firm); Trustee, EQK
                                         Realty Investors;
                                         Director, Tamaqua
                                         Cable Products
                                         Company; Director,
                                         Brynwood
                                         Partners; former
                                         Director, PNC
                                         Bank.

                                                                              25

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                                                   NUMBER OF
                                 TERM OF                          PORTFOLIOS                       TOTAL FUND
                                 OFFICE                             IN FUND          OTHER        COMPENSATION
     NAME,       POSITION(S)   AND LENGTH        PRINCIPAL          COMPLEX      DIRECTORSHIPS      FOR THE
    ADDRESS       HELD WITH      OF TIME       OCCUPATION(S)       OVERSEEN         HELD BY       YEAR ENDING
    AND AGE1        TRUST        SERVED2    DURING PAST 5 YEARS   BY TRUSTEE3       TRUSTEE         10/31/04
 Kenneth L.     Trustee and   Since        Managing Partner,          10                         $ 66,000
 Urish          Chairman,     inception    Urish Popeck & Co.
 Age: 54        Audit                      LLC (certified
                Committee                  public accountants
                                           and consultants);
                                           External Advisory
                                           Board, The
                                           Pennsylvania State
                                           University
                                           Accounting
                                           Department;
                                           Trustee, The Holy
                                           Family Foundation;
                                           Director, Western
                                           Pennsylvania
                                           Montessori School;
                                           AlphaSource
                                           Procurement
                                           Systems, L.P.
 Frederick W.   Trustee       Since        Dean, Joseph M.            10      Director,          $ 56,000
 Winter                       inception    Katz School of                     Alkon
 Age: 60                                   Business -                         Corporation
                                           University of                      (1992-present);
                                           Pittsburgh                         Director,
                                           ( 1997-present).                   Indotronix,
                                                                              Inc.
                                                                              (2005-present)

26

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONTINUED)

                                  TERM OF                       TOTAL FUND
                                  OFFICE        PRINCIPAL      COMPENSATION
      NAME,       POSITION(S)   AND LENGTH    OCCUPATION(S)      FOR THE
     ADDRESS       HELD WITH      OF TIME     DURING PAST 5    YEAR ENDING
    AND AGE1         TRUST        SERVED2         YEARS          10/31/04
                        OFFICERS WHO ARE NOT TRUSTEES
 Paul Audet      Treasurer     Since 2001   Managing Director N/A
                                            and Chief
                                            Financial
                                            Officer,
 BlackRock,                                 BlackRock, Inc.
                                            (since 1998);
                                            Treasurer,
                                            BlackRock
 Inc.                                       Funds (since
                                            2002).
 40 E. 52nd
 Street
 New York,
 NY 10022
 Age: 51
 Bart Battista   Chief         Since 2004   Chief Compliance  N/A
                                            Officer and
                                            Anti-Money
 BlackRock,      Compliance                 Laundering
                                            Compliance
                                            Officer of
                                            BlackRock, Inc.
 Inc.            Officer and                since 2004;
                                            Managing Director
                                            (since 2003), and
 40 E. 52nd      Anti-Money                 Director
                                            (1998-2002) of
                                            BlackRock, Inc.
 Street          Laundering
 New York,       Compliance
 NY 10022        Officer
 Age: 45
 Ellen L.        Assistant     Since 2001   Senior Director   N/A
                                            and Vice
                                            President of Fund
 Corson          Treasurer                  Accounting and
                                            Administration,
                                            PFPC Inc. (since
 PFPC Inc.                                  2003); Vice
                                            President and
                                            Director of
                                            Mutual Fund
 103 Bellevue                               Accounting and
                                            Administration,
                                            PFPC Inc. (since
 Parkway                                    November 1997).
 Wilmington,
 DE 19809
 Age: 40
 W. Bruce        Secretary     Since        Managing Partner  N/A
                                            of the law firm
                                            of Drinker Biddle
 McConnel                      Inception    & Reath LLP,
                                            Philadelphia,
                                            Pennsylvania.
 Drinker
 Biddle &
 Reath LLP
 One Logan
 Square
 18th &
 Cherry
 Streets
 Philadelphia,
 PA
 19103-6996
 Age: 61

 1. Each Trustee may be contacted by writing to the Trust, c/o BlackRock
    Institutional Management Corporation, Attn: Brian Kindelan, 100 Bellevue
    Parkway, Wilmington, DE 19809.

                                                                              27

                           BLACKROCK LIQUIDITY FUNDS
                          FUND MANAGEMENT (CONCLUDED)

 2. Each Trustee holds office (1) until his or her successor is elected and qualified or (2) such time as such Trustee resigns or his or her term as a
    Trustee is terminated in accordance with the Trust's By-Laws and/or
    Agreement and Declaration of Trust. Each officer holds office for a one year term.

 3. The Fund Complex means two or more registered investment companies that:
    (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.

 4. Mr. Schlosstein is an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and owns securities of BlackRock, Inc., which is BIMC's parent.

28

                    Investment Advisor

               BlackRock Institutional
                Management Corporation

                     Co-Administrators

               BlackRock Institutional
                Management Corporation
                             PFPC Inc.

                           Distributor

          BlackRock Distributors, Inc.

                               Counsel

            Drinker Biddle & Reath LLP

                Independent Registered
                    Public Accountants

                 Deloitte & Touche LLP

                             Custodian

                    PFPC Trust Company

                        Transfer Agent

                             PFPC Inc.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust has filed its complete schedule of portfolio holding for the third quarter of its fiscal year ended July 31, 2004 with the Commission on Form N-Q is available on the Commission's website at http://www.sec.gov. The Trust's form N-Q, when available, may be reviewed and copied at the Commission's
Public reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The
Trust's Form N-QQ, when available, may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other
Information contained in this report are as dated and subject to change.

                                                          [GRAPHIC APPEARS HERE]

We all have reasons to invest. Some of us have
greater objectives. Sierra Club Mutual Funds are
for people interested in uniting their financial
goals with environmental progress.

   Invest with a purpose.
Invest for our planet.

                                                Sierra Club Mutual Funds
                                                www.sierraclubfunds.com
                                                E-Mail: info@sierraclubfunds.com
                                                Toll-Free Tel: (866) 897-5982

                                                SCMMANN 10/04

                                                [GRAPHIC APPEARS HERE]

Item 2. Code of Ethics.

a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	The registrant has not amended its Code of Ethics during the period covered by this report presented.

(c)	The registrant has not granted any waivers, including an implicit waiver, from any provision of its Code of Ethics during the period covered by this report.

(d)	The registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has one audit committee financial expert (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kenneth L. Urish is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year was $17,000.

Audit-Related Fees

(b)	The were no fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)	The were no fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

All Other Fees

(d)	The were no fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Pursuant to the registrant’s Audit Committee Charter, to the extent required by applicable regulations, all audit and non-audit services provided by the registrant’s independent accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings, by the Audit Committee Chairman, provided that such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not Applicable

(c) Not Applicable

(d) Not Applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero.

(g)	The were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal half-year) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BlackRock Liquidity Funds

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date January 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date January 3, 2005

By (Signature and Title)*	/s/ Paul L. Audet
Paul L. Audet, Treasurer
(principal financial officer)

Date January 3, 2005

*	Print the name and title of each signing officer under his or her signature.